PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 99.0%
Asset-Backed Securities 21.4%
Automobiles 0.9%
Avis Budget Rental Car Funding AESOP LLC,
Series 2019-02A, Class D, 144A	3.040%	09/22/25		20,000	$20,115,478
Series 2020-02A, Class A, 144A	2.020	02/20/27		33,200	34,307,927

Exeter Automobile Receivables Trust, Series 2020-03A, Class D	1.730	07/15/26		2,600	2,654,048
Ford Auto Securitization Trust (Canada),
Series 2020-AA, Class B, 144A	1.872	06/15/26	CAD	6,600	5,337,187
Series 2020-AA, Class C, 144A	2.763	04/15/28	CAD	6,600	5,417,756

Ford Credit Auto Owner Trust, Series 2020-02, Class C, 144A	1.740	04/15/33		17,892	18,059,262
Ford Credit Floorplan Master Owner Trust,
Series 2020-01, Class C	1.420	09/15/25		16,000	16,210,214
Series 2020-02, Class C	1.870	09/15/27		10,800	10,904,288
Hertz Vehicle Financing III LP,
Series 2021-02A, Class A, 144A	1.680	12/27/27		106,400	107,786,477
Series 2021-02A, Class B, 144A	2.120	12/27/27		10,100	10,246,609
Series 2021-02A, Class C, 144A	2.520	12/27/27		6,500	6,613,572

Hertz Vehicle Financing LLC, Series 2021-01A, Class C, 144A	2.050	12/26/25		6,200	6,253,153
JPMorgan Chase Bank, NA,
Series 2020-01, Class D, 144A	1.886	01/25/28		1,451	1,462,849
Series 2020-01, Class E, 144A	3.715	01/25/28		1,548	1,569,208
Series 2020-01, Class R, 144A	33.784	01/25/28		18,497	19,349,255
Series 2020-02, Class D, 144A	1.487	02/25/28		1,697	1,704,873
Series 2020-02, Class R, 144A	31.355	02/25/28		6,656	7,077,731
Series 2021-01, Class E, 144A	2.365	09/25/28		3,516	3,518,011
Series 2021-01, Class F, 144A	4.280	09/25/28		3,800	3,804,579
Series 2021-01, Class R, 144A	28.348	09/25/28		6,277	6,273,904
Series 2021-02, Class F, 144A	4.393	12/26/28		6,163	6,181,504
Series 2021-02, Class G, 144A	8.482	12/26/28		4,100	4,104,291
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A	3.630	09/14/27		118,980	128,565,172
Series 2019-01A, Class B, 144A	3.950	11/14/28		25,000	27,464,780

Santander Consumer Auto Receivables Trust, Series 2021-AA, Class R, 144A	0.000	08/15/28		27	3,944,928
Santander Drive Auto Receivables Trust,
Series 2020-02, Class D	2.220	09/15/26		16,700	17,117,998
Series 2020-03, Class D	1.640	11/16/26		44,100	44,839,830

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Automobiles (cont’d.)

World Omni Select Auto Trust, Series 2020-A, Class D	1.700%	10/15/26		10,000	$10,137,695
					531,022,579
Collateralized Loan Obligations 17.6%
AlbaCore EURO CLO DAC (Ireland), Series 02A, Class A2, 144A, 3 Month EURIBOR + 1.000% (Cap 3.200%, Floor 1.000%)	1.000(c)	06/15/34	EUR	24,500	29,143,886
Allegro CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	1.226(c)	07/15/31		141,083	141,114,236
Series 2019-02A, Class A1A, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)	1.524(c)	01/19/33		63,290	63,461,769
Anchorage Capital Europe CLO DAC (Ireland),
Series 02A, Class AR, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)	0.850(c)	04/15/34	EUR	47,000	55,731,075
Series 02A, Class B2R, 144A	2.150	04/15/34	EUR	7,000	8,331,902

Anchorage Credit Opportunities CLO Ltd. (Cayman Islands), Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.950% (Cap N/A, Floor 1.950%)	2.084(c)	01/20/32		85,500	85,617,297
Ares European CLO BV (Ireland), Series 2013-06A, Class ARR, 144A, 3 Month EURIBOR + 0.610% (Cap N/A, Floor 0.610%)	0.610(c)	04/15/30	EUR	55,717	66,067,236
Ares European CLO DAC (Ireland), Series 11A, Class A1R, 144A, 3 Month EURIBOR + 0.770% (Cap N/A, Floor 0.770%)	0.770(c)	04/15/32	EUR	39,750	47,153,155
Armada Euro CLO DAC (Ireland),
Series 02A, Class A1, 144A, 3 Month EURIBOR + 0.760% (Cap N/A, Floor 0.760%)	0.760(c)	11/15/31	EUR	65,750	77,995,204
Series 02A, Class A3, 144A	1.500	11/15/31	EUR	14,500	17,254,607

ArrowMark Colorado Holdings (Cayman Islands), Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)	1.406(c)	07/15/29		35,900	35,900,007
Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2016-07A, Class A1R2, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	1.239(c)	11/27/31		76,713	76,601,889
Aurium CLO DAC (Ireland),
Series 02A, Class A1RR, 144A, 3 Month EURIBOR + 0.930% (Cap N/A, Floor 0.930%)	0.930(c)	06/22/34	EUR	52,000	61,646,755

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Aurium CLO DAC (Ireland), (cont’d.)
Series 02A, Class A2RR, 144A, 3 Month EURIBOR + 1.180% (Cap 2.100%, Floor 1.180%)	1.180%(c)	06/22/34	EUR	22,500	$26,663,828
Series 04A, Class A1, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.750(c)	01/16/31	EUR	100,050	118,649,692
Series 04A, Class A2, 144A	1.620	01/16/31	EUR	10,000	11,896,526

Bain Capital Credit CLO Ltd. (Cayman Islands), Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 0.960% (Cap N/A, Floor 0.000%)	1.098(c)	04/23/31		34,500	34,457,468
Bain Capital Euro CLO Ltd. (Ireland),
Series 2018-01A, Class A, 144A, 3 Month EURIBOR + 0.780% (Cap N/A, Floor 0.780%)	0.780(c)	04/20/32	EUR	89,950	106,772,182
Series 2021-01A, Class A, 144A, 3 Month EURIBOR + 0.880% (Cap N/A, Floor 0.880%)	0.880(c)	07/15/34	EUR	47,750	56,918,034

Battalion CLO Ltd. (Cayman Islands), Series 2017-11A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	1.275(c)	04/24/34		114,000	113,806,724
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2017-12A, Class A1, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	1.376(c)	10/15/30		49,000	49,018,287
Series 2019-18A, Class A, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 1.340%)	1.466(c)	10/15/32		41,250	41,273,587

Blackrock European CLO Designated Activity Co. (Ireland), Series 03A, Class AR, 144A, 3 Month EURIBOR + 0.880% (Cap N/A, Floor 0.880%)	0.880(c)	07/19/35	EUR	105,500	124,915,471
BlueMountain CLO Ltd. (Cayman Islands), Series 2016-02A, Class A1R, 144A, 3 Month LIBOR + 1.310% (Cap N/A, Floor 1.310%)	1.465(c)	08/20/32		100,000	100,044,560
BNPP AM Euro CLO BV (Netherlands), Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)	0.600(c)	04/15/31	EUR	47,051	55,839,979
Bosphorus CLO DAC (Ireland), Series 06A, Class A, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)	0.850(c)	05/25/34	EUR	123,800	146,475,523
Broad River Bsl Funding CLO Ltd. (Cayman Islands), Series 2020-01A, Class AR, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)	1.304(c)	07/20/34		19,410	19,409,849
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-01A, Class BR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)	1.484(c)	01/17/28		2,915	2,917,224

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Canyon Capital CLO Ltd. (Cayman Islands), Series 2019-01A, Class A1R, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	1.226%(c)	04/15/32		76,300	$76,120,268
Carlyle Euro CLO DAC (Ireland), Series 2019-01A, Class A1R, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.750(c)	03/15/32	EUR	172,250	204,109,168
Carlyle Global Market Strategies (Cayman Islands), Series 2021-05A, Class A1, 144A	0.000(cc)	07/20/34		170,500	169,879,056
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2014-03RA, Class A1A, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 0.000%)	1.179(c)	07/27/31		52,071	51,986,882
Series 2015-04A, Class A1R, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 0.000%)	1.474(c)	07/20/32		86,000	86,000,370

Carlyle Global Market Strategies Euro CLO Ltd. (Ireland), Series 2014-03A, Class AA1R, 144A, 3 Month EURIBOR + 0.730% (Cap N/A, Floor 0.730%)	0.730(c)	01/25/32	EUR	25,000	29,673,199
Carlyle US CLO Ltd. (Cayman Islands),
Series 2017-04A, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%)	1.306(c)	01/15/30		37,250	37,277,107
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 0.000%)	1.154(c)	04/20/31		31,750	31,668,657
CBAM Ltd. (Cayman Islands),
Series 2018-07A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	1.234(c)	07/20/31		27,500	27,471,829
Series 2019-11A, Class A1, 144A, 3 Month LIBOR + 1.360% (Cap N/A, Floor 1.360%)	1.494(c)	10/20/32		66,000	66,035,719
Series 2020-12A, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)	1.314(c)	07/20/34		89,850	89,885,221

CIFC European Funding CLO DAC (Ireland), Series 03A, Class A, 144A, 3 Month EURIBOR + 1.050% (Cap N/A, Floor 1.050%)	1.050(c)	01/15/34	EUR	68,500	81,665,407
CIFC Funding Ltd. (Cayman Islands),
Series 2013-03RA, Class A1, 144A, 3 Month LIBOR + 0.980% (Cap N/A, Floor 0.980%)	1.105(c)	04/24/31		24,250	24,255,502
Series 2014-05A, Class A1R2, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	1.334(c)	10/17/31		34,450	34,453,876
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 0.000%)	1.174(c)	04/20/31		56,000	55,839,129
Series 2021-05A, Class A, 144A	0.000(cc)	07/15/34		61,250	61,261,944

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Crestline Denali CLO Ltd. (Cayman Islands), Series 2018-01A, Class AR, 144A, 3 Month LIBOR + 1.060% (Cap N/A, Floor 1.060%)	1.186%(c)	10/15/31		107,000	$107,007,747
Crown City CLO (Cayman Islands), Series 2020-01A, Class A1AR, 144A	0.000(cc)	07/20/34		59,500	59,512,614
CVC Cordatus Loan Fund DAC (Ireland),
Series 03A, Class A2RR, 144A	1.750	08/15/32	EUR	5,300	6,301,493
Series 07A, Class ARR, 144A, 3 Month EURIBOR + 0.630% (Cap N/A, Floor 0.630%)	0.630(c)	09/15/31	EUR	110,885	130,830,884
Series 10A, Class A1, 144A, 3 Month EURIBOR + 0.720% (Cap N/A, Floor 0.720%)	0.720(c)	01/27/31	EUR	79,000	93,765,611
Series 12A, Class A1R, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.750(c)	01/23/32	EUR	236,250	279,400,354
Series 12A, Class B2R, 144A	2.100	01/23/32	EUR	15,000	17,830,667
Series 14A, Class A1R, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)	0.850(c)	05/24/32	EUR	53,500	63,441,464
Elevation CLO Ltd. (Cayman Islands),
Series 2014-02A, Class A1R, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 0.000%)	1.356(c)	10/15/29		82,000	82,002,444
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)	1.346(c)	07/15/30		36,000	36,001,706
Series 2018-09A, Class A1, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	1.246(c)	07/15/31		127,600	127,514,712
Series 2021-13A, Class A1, 144A, 3 Month LIBOR + 1.190% (Cap N/A, Floor 1.190%)	1.340(c)	07/15/34		45,100	44,932,923

Elmwood CLO Ltd. (Cayman Islands), Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	1.284(c)	04/20/34		112,250	112,465,520
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)	1.136(c)	04/15/31		146,700	146,733,330
Series 2018-01A, Class B, 144A, 3 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)	1.526(c)	04/15/31		10,000	9,959,599

Greywolf CLO Ltd. (Cayman Islands), Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	1.155(c)	04/26/31		57,750	57,769,577
HPC Investment Partners CLO,
Series 2013-02RR, Class A1A, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 0.000%)	1.294(c)	10/20/29		13,782	13,781,947
Series 2013-02RR, Class A2, 144A, 3 Month LIBOR + 1.625% (Cap N/A, Floor 0.000%)	1.759(c)	10/20/29		1,025	1,023,862

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
HPS Loan Management Ltd. (Cayman Islands),
Series 11A-17, Class AR, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)	1.195%(c)	05/06/30		239,900	$239,491,810
Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)	1.176(c)	02/05/31		14,402	14,409,448

ICG US CLO Ltd. (Cayman Islands), Series 2014-03A, Class A1RR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	1.155(c)	04/25/31		24,640	24,651,970
Jefferson Mill CLO Ltd. (Cayman Islands), Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 1.175% (Cap N/A, Floor 0.000%)	1.309(c)	10/20/31		147,537	147,472,438
JMP Credit Advisors CLO Ltd. (Cayman Islands), Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)	1.414(c)	07/17/29		27,583	27,576,304
Jubilee CLO Ltd. (Netherlands),
Series 2013-10A, Class A1RR, 144A, 3 Month EURIBOR + 0.830% (Cap N/A, Floor 0.830%)	0.830(c)	05/20/34	EUR	21,317	25,281,779
Series 2013-10A, Class A2RR, 144A, 3 Month EURIBOR + 1.000% (Cap 3.100%, Floor 1.000%)	1.000(c)	05/20/34	EUR	30,000	35,438,637
KKR CLO Ltd. (Cayman Islands),
Series 11, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%)	1.306(c)	01/15/31		58,150	58,098,694
Series 18, Class A, 144A, 3 Month LIBOR + 1.270% (Cap N/A, Floor 0.000%)	1.404(c)	07/18/30		150,000	150,020,220
Series 33A, Class A, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)	1.273(c)	07/20/34		89,750	89,586,413

Logan CLO Ltd. (Cayman Islands), Series 2021-01A, Class A, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)	1.312(c)	07/20/34		112,750	113,017,150
Madison Park Euro Funding XV DAC (Ireland), Series 15A, Class A2, 144A, 3 Month EURIBOR + 1.350% (Cap 2.850%, Floor 1.350%)	1.350(c)	11/25/32	EUR	30,250	36,054,282
Madison Park Funding Ltd. (Cayman Islands),
Series 2015-19A, Class A1R2, 144A, 3 Month LIBOR + 0.920% (Cap N/A, Floor 0.920%)	1.058(c)	01/22/28		51,227	51,184,732
Series 2016-21A, Class A1AR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)	1.476(c)	10/15/32		64,250	64,299,055
Series 2021-38A, Class A, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	1.254(c)	07/17/34		94,500	94,593,583

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	1.254%(c)	04/21/31		38,539	$38,539,228
Series 2014-03A, Class BR, 144A, 3 Month LIBOR + 1.800% (Cap N/A, Floor 1.800%)	1.934(c)	04/21/31		17,500	17,513,389
Series 2016-05A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)	1.254(c)	07/19/28		37,403	37,403,861
Series 2018-09A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	1.284(c)	07/20/31		54,250	54,249,978

Mountain View CLO Ltd. (Cayman Islands), Series 2013-01A, Class ARR, 144A	0.000(cc)	10/12/30		122,408	122,412,750
Neuberger Berman CLO Ltd. (Cayman Islands), Series 2014-17A, Class AR2, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 1.030%)	1.168(c)	04/22/29		134,250	134,127,591
Northwoods Capital Euro DAC (Ireland),
Series 2020-21A, Class A1R, 144A, 3 Month EURIBOR + 0.870% (Cap N/A, Floor 0.870%)	0.870(c)	07/22/34	EUR	98,400	116,508,721
Series 2020-21A, Class A2R, 144A, 3 Month EURIBOR + 1.150% (Cap 3.200%, Floor 1.150%)	1.150(c)	07/22/34	EUR	26,500	31,519,370

OAK Hill European Credit Partners DAC (Ireland), Series 2017-06A, Class A1, 144A, 3 Month EURIBOR + 0.730% (Cap N/A, Floor 0.730%)	0.730(c)	01/20/32	EUR	30,949	36,700,064
Oaktree CLO Ltd. (Cayman Islands), Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 0.870%	1.004(c)	10/20/27		37,151	37,103,096
OCP Euro CLO Ltd. (Ireland), Series 2017-02A, Class A, 144A, 3 Month EURIBOR + 0.820% (Cap N/A, Floor 0.820%)	0.820(c)	01/15/32	EUR	108,000	128,220,695
Octagon Investment Partners 44 Ltd. (Cayman Islands), Series 2019-01A, Class A, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)	1.434(c)	07/20/32		99,500	99,580,316
OZLM Ltd. (Cayman Islands),
Series 2014-07RA, Class A1R, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)	1.144(c)	07/17/29		118,076	117,987,972
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	1.379(c)	10/30/30		28,192	28,196,015
Series 2018-20A, Class A1, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 0.000%)	1.184(c)	04/20/31		94,500	94,287,422

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

OZLME DAC (Netherlands), Series 03A, Class A1, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.750%(c)	08/24/30	EUR	67,000	$79,334,719
Palmer Square CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1A4, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)	1.255(c)	05/21/34		144,500	143,978,890
Series 2018-02A, Class A1A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)	1.226(c)	07/16/31		45,000	45,006,223
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 1.340%)	1.494(c)	11/14/32		100,000	100,264,610
Palmer Square European CLO Ltd. (Ireland),
Series 2021-02A, Class A1, 144A, 3 Month EURIBOR + 0.930% (Cap N/A, Floor 0.930%)	0.930(c)	04/15/34	EUR	25,000	29,567,788
Series 2021-02A, Class A2, 144A, 3 Month EURIBOR + 1.300% (Cap 3.400%, Floor 1.300%)	1.300(c)	04/15/34	EUR	10,500	12,455,625

Palmer Square Loan Funding Ltd. (Cayman Islands), Series 2019-03A, Class A1, 144A, 3 Month LIBOR + 0.850% (Cap N/A, Floor 0.850%)	1.005(c)	08/20/27		10,232	10,233,159
Pikes Peak CLO (Cayman Islands), Series 2019-04A, Class A, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 1.370%)	1.496(c)	07/15/32		50,000	50,005,680
PPM CLO Ltd. (United Kingdom), Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)	1.276(c)	07/15/31		94,700	94,751,990
Providus CLO DAC (Ireland), Series 02A, Class AR, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.750(c)	07/15/31	EUR	203,900	241,896,934
Race Point CLO Ltd. (Cayman Islands), Series 2013-08A, Class AR2, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 1.040%)	1.195(c)	02/20/30		158,170	158,215,558
Regatta Funding Ltd. (Cayman Islands),
Series 2016-01A, Class A1R2, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	1.285(c)	06/20/34		40,600	40,451,449
Series 2017-01A, Class A, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	1.384(c)	10/17/30		41,250	41,262,049

Romark CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.175% (Cap N/A, Floor 1.175%)	1.300(c)	07/25/31		37,000	37,000,096
Romark WM-R Ltd. (Cayman Islands), Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	1.164(c)	04/20/31		89,066	89,049,165

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Shackleton CLO Ltd. (Cayman Islands),
Series 2014-05RA, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)	1.270%(c)	05/07/31		75,000	$74,999,850
Series 2017-10A, Class BR, 144A, 3 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)	1.684(c)	04/20/29		33,250	33,249,701

Signal Peak CLO Ltd. (Cayman Islands), Series 2018-05A, Class A, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)	1.235(c)	04/25/31		43,100	43,008,572
Silver Creek CLO Ltd. (Cayman Islands), Series 2014-01A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)	1.374(c)	07/20/30		50,000	50,021,435
Sound Point CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A1R, 144A, 3 Month LIBOR + 0.980% (Cap N/A, Floor 0.980%)	1.114(c)	10/20/30		84,000	83,765,111
Series 2019-01A, Class AR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)	1.193(c)	01/20/32		71,830	71,837,686
St. Paul’s CLO DAC (Ireland),
Series 05A, Class ARR, 144A, 3 Month EURIBOR + 0.710% (Cap N/A, Floor 0.710%)	0.710(c)	02/20/30	EUR	112,750	133,743,562
Series 07A, Class ARR, 144A, 3 Month EURIBOR + 0.890% (Cap N/A, Floor 0.890%)	0.890(c)	07/18/34	EUR	90,050	106,969,889

Symphony CLO Ltd. (Cayman Islands), Series 2016-18A, Class A1RR, 144A	0.000(cc)	07/23/33		121,000	121,023,232
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	1.160(c)	07/29/29		203,500	203,417,155
Series 2019-02A, Class A1A, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 1.340%)	1.474(c)	10/20/32		28,000	28,014,213
Series 2020-01A, Class A1RR, 144A	0.000(cc)	04/20/34		47,500	47,444,781
Telos CLO Ltd. (Cayman Islands),
Series 2013-03A, Class AR, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)	1.434(c)	07/17/26		1,222	1,221,977
Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)	1.374(c)	01/17/30		84,277	84,319,412

TIAA CLO Ltd. (Cayman Islands), Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 0.000%)	1.334(c)	07/20/31		45,750	45,753,331
TICP CLO Ltd. (Cayman Islands), Series 2018-IA, Class A1, 144A, 3 Month LIBOR + 0.830% (Cap N/A, Floor 0.830%)	0.955(c)	04/26/28		88,036	88,010,548

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Tikehau CLO BV (Netherlands), Series 04A, Class A1, 144A, 3 Month EURIBOR + 0.900% (Cap N/A, Floor 0.900%)	0.900%(c)	10/15/31	EUR	60,700	$72,058,781
Toro European CLO DAC (Ireland),
Series 02A, Class ARR, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)	0.990(c)	07/25/34	EUR	98,050	116,173,041
Series 03A, Class ARR, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)	0.990(c)	07/15/34	EUR	115,250	136,715,312
Series 07A, Class A, 144A, 3 Month EURIBOR + 1.150% (Cap N/A, Floor 1.150%)	1.150(c)	02/15/34	EUR	42,400	50,582,365

Trimaran Cavu Ltd. (Cayman Islands), Series 2019-01A, Class B, 144A, 3 Month LIBOR + 2.200% (Cap N/A, Floor 2.200%)	2.334(c)	07/20/32		33,500	33,651,644
Trinitas CLO Ltd. (Cayman Islands),
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)	1.335(c)	01/25/31		118,000	118,001,487
Series 2018-08A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)	1.234(c)	07/20/31		70,000	69,952,323
Series 2019-11A, Class A1, 144A, 3 Month LIBOR + 1.360% (Cap N/A, Floor 1.360%)	1.486(c)	07/15/32		53,000	53,029,977
Vendome Funding CLO Ltd. (Ireland),
Series 01A, Class A1R, 144A, 3 Month EURIBOR + 0.950% (Cap N/A, Floor 0.950%)	0.950(c)	07/20/34	EUR	61,900	73,253,329
Series 01A, Class A2R, 144A, 3 Month EURIBOR + 1.300% (Cap 3.400%, Floor 1.300%)	1.300(c)	07/20/34	EUR	24,000	28,470,000
Venture CLO Ltd. (Cayman Islands),
Series 2014-19A, Class ARR, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 1.260%)	1.386(c)	01/15/32		38,750	38,756,878
Series 2015-21A, Class AR, 144A, 3 Month LIBOR + 0.880% (Cap N/A, Floor 0.000%)	1.006(c)	07/15/27		26,286	26,286,335
Series 2017-27RA, Class A, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 0.000%)^	1.434(c)	07/21/30		19,200	19,200,000
Series 2018-32A, Class A1, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	1.234(c)	07/18/31		38,373	38,377,093

Vibrant CLO Ltd. (Cayman Islands), Series 2018-09A, Class A1, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	1.254(c)	07/20/31		195,000	195,004,329
Voya CLO Ltd. (Cayman Islands),
Series 2014-01A, Class AAR2, 144A, 3 Month LIBOR + 0.990% (Cap N/A, Floor 0.000%)	1.124(c)	04/18/31		99,475	98,997,860
Series 2014-02A, Class A1RR, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)	1.154(c)	04/17/30		89,641	89,360,251

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Voya CLO Ltd. (Cayman Islands), (cont’d.)
Series 2019-03A, Class A, 144A, 3 Month LIBOR + 1.310% (Cap N/A, Floor 1.310%)	1.444%(c)	10/17/32		100,000	$100,038,300

Voya Euro CLO DAC (Ireland), Series 01A, Class A, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.750(c)	10/15/30	EUR	65,000	77,239,135
Wellfleet CLO Ltd. (Cayman Islands), Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 0.000%)	1.474(c)	07/20/32		50,000	50,002,495
York CLO Ltd. (Cayman Islands), Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)	1.288(c)	01/22/31		25,000	24,999,965
Zais CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 0.000%)	1.416(c)	04/15/30		64,013	63,997,669
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)	1.076(c)	04/15/29		56,193	56,149,142
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 0.000%)	1.334(c)	07/20/31		141,173	140,930,383
					10,719,967,207
Consumer Loans 1.0%
Fairstone Financial Issuance Trust (Canada), Series 2020-01A, Class A, 144A	2.509	10/20/39	CAD	20,600	16,657,336
Lending Funding Trust, Series 2020-02A, Class A, 144A	2.320	04/21/31		15,900	16,418,216
Lendmark Funding Trust,
Series 2018-02A, Class A, 144A	4.230	04/20/27		47,525	47,906,312
Series 2019-01A, Class A, 144A	3.000	12/20/27		67,920	69,330,848
Series 2019-02A, Class A, 144A	2.780	04/20/28		43,500	44,727,018
Series 2021-01A, Class C, 144A	3.410	11/20/31		1,300	1,330,820
Mariner Finance Issuance Trust,
Series 2019-AA, Class A, 144A	2.960	07/20/32		24,000	24,558,619
Series 2020-AA, Class A, 144A	2.190	08/21/34		25,800	26,445,230
OneMain Financial Issuance Trust,
Series 2018-01A, Class A, 144A	3.300	03/14/29		15,977	16,026,508
Series 2020-01A, Class A, 144A	3.840	05/14/32		18,878	19,653,538
Series 2020-02A, Class A, 144A	1.750	09/14/35		68,400	70,171,923
Oportun Funding LLC,
Series 2020-01, Class A, 144A	2.200	05/15/24		21,633	21,729,538
Series 2020-01, Class C, 144A	5.660	05/15/24		2,500	2,549,375

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Consumer Loans (cont’d.)
Oportun Funding XII LLC,
Series 2018-D, Class A, 144A	4.150%	12/09/24	31,449	$31,537,755
Series 2018-D, Class B, 144A	4.830	12/09/24	4,432	4,444,940
Oportun Funding XIII LLC,
Series 2019-A, Class A, 144A	3.080	08/08/25	53,700	54,918,372
Series 2019-A, Class C, 144A	4.750	08/08/25	14,706	15,141,670
Series 2019-A, Class D, 144A	6.220	08/08/25	5,006	5,134,844
Oportun Funding XIV LLC,
Series 2021-A, Class A, 144A	1.210	03/08/28	31,300	31,421,510
Series 2021-A, Class D, 144A	5.400	03/08/28	1,500	1,503,671
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)	2.939(c)	02/25/23	49,679	49,918,145
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	2.739(c)	08/25/25	45,300	45,233,078
Springleaf Funding Trust,
Series 2017-AA, Class A, 144A	2.680	07/15/30	13,779	13,805,290
Series 2017-AA, Class B, 144A	3.100	07/15/30	8,262	8,296,042
				638,860,598
Credit Cards 0.1%
Citibank Credit Card Issuance Trust, Series 2018-A07, Class A7	3.960	10/13/30	35,900	42,473,111
Home Equity Loans 0.0%
ABFC Trust,
Series 2003-OPT01, Class A1, 1 Month LIBOR + 0.640% (Cap N/A, Floor 0.640%)	0.729(c)	04/25/33	2,915	2,872,387
Series 2005-AQ01, Class A4	4.572(cc)	01/25/34	5	5,014

Accredited Mortgage Loan Trust, Series 2004-04, Class A2D, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)	0.789(c)	01/25/35	213	210,780
ACE Securities Corp. Home Equity Loan Trust, Series 2003-HE01, Class M1, 1 Month LIBOR + 0.975% (Cap N/A, Floor 0.975%)	1.064(c)	11/25/33	482	478,041
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-11, Class AV2, 1 Month LIBOR + 0.740% (Cap N/A, Floor 0.740%)	0.829(c)	12/25/33	848	840,100

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Home Equity Loans (cont’d.)
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2003-W10, Class M2, 1 Month LIBOR + 2.475% (Cap N/A, Floor 2.475%)	2.564%(c)	01/25/34	48	$48,635
Series 2004-W02, Class AF	4.403	04/25/34	204	213,691
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2003-HE04, Class M1, 1 Month LIBOR + 1.245% (Cap N/A, Floor 1.245%)	1.338(c)	08/15/33	956	965,252
Series 2004-HE06, Class M1, 1 Month LIBOR + 0.945% (Cap N/A, Floor 0.945%)	1.034(c)	09/25/34	417	417,133
Series 2004-HE08, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)	1.139(c)	12/25/34	1,289	1,270,433
Series 2004-HE09, Class M1, 1 Month LIBOR + 0.975% (Cap N/A, Floor 0.975%)	1.064(c)	12/25/34	1,494	1,474,041
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-HE08, Class M1, 1 Month LIBOR + 0.975% (Cap N/A, Floor 0.975%)	1.064(c)	09/25/34	206	206,580
Series 2004-HE11, Class M2, 1 Month LIBOR + 1.575% (Cap N/A, Floor 1.575%)	1.664(c)	12/25/34	818	819,580

Bear Stearns Asset-Backed Securities Trust, Series 2002-02, Class A2, 1 Month LIBOR + 1.200% (Cap 11.000%, Floor 1.200%)	1.289(c)	10/25/32	27	27,026
CDC Mortgage Capital Trust, Series 2003-HE03, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)	1.139(c)	11/25/33	450	444,772
Floating Rate Mortgage Pass-Through Certificates, Series 2001-02, Class M3, 1 Month LIBOR + 2.925% (Cap N/A, Floor 2.925%)	3.014(c)	10/25/31	47	50,373
GSAA Trust, Series 2006-07, Class AF2	5.995(cc)	03/25/46	701	399,359
Home Equity Asset Trust,
Series 2003-03, Class M1, 1 Month LIBOR + 1.290% (Cap N/A, Floor 1.290%)	1.379(c)	08/25/33	635	636,428
Series 2003-05, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)	1.139(c)	12/25/33	21	21,201
Series 2004-07, Class M1, 1 Month LIBOR + 0.930% (Cap N/A, Floor 0.930%)	1.019(c)	01/25/35	184	184,531

JPMorgan Mortgage Acquisition Corp., Series 2005-WMC01, Class M2, 1 Month LIBOR + 0.660% (Cap N/A, Floor 0.660%)	0.749(c)	09/25/35	34	33,786

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Home Equity Loans (cont’d.)

Merrill Lynch Mortgage Investors Trust, Series 2003-OPT01, Class A3, 1 Month LIBOR + 0.720% (Cap N/A, Floor 0.720%)	0.809%(c)	07/25/34		273	$270,291
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-NC05, Class M1, 1 Month LIBOR + 1.275% (Cap N/A, Floor 1.275%)	1.364(c)	04/25/33		1,982	1,983,518
Series 2004-HE03, Class A4, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)	0.889(c)	03/25/34		483	463,294
Series 2004-HE08, Class A7, 1 Month LIBOR + 1.060% (Cap N/A, Floor 1.060%)	1.149(c)	09/25/34		663	625,327
New Century Home Equity Loan Trust,
Series 2003-A, Class A, 144A, 1 Month LIBOR + 0.720% (Cap N/A, Floor 0.720%)	0.809(c)	10/25/33		1,204	1,184,314
Series 2004-01, Class M1, 1 Month LIBOR + 0.885% (Cap 11.500%, Floor 0.885%)	0.974(c)	05/25/34		398	395,135

Wells Fargo Home Equity Asset-Backed Securities Trust, Series 2005-01, Class M4, 1 Month LIBOR + 0.915% (Cap N/A, Floor 0.915%)	1.004(c)	04/25/35		316	315,561
					16,856,583
Other 0.4%
ALME Loan Funding II DAC (Ireland), Series 02A, Class ARR, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.750(c)	01/15/31	EUR	21,533	25,541,081
Loandepot GMSR Master Trust, Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)	2.891(c)	10/16/23		29,500	29,526,223
PNMAC FMSR Issuer Trust, Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 0.000%)	2.439(c)	04/25/23		62,500	62,296,350
TH MSR Issuer Trust, Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)	2.889(c)	06/25/24		132,480	131,046,619
					248,410,273
Residential Mortgage-Backed Securities 0.3%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-R02, Class A1A, 1 Month LIBOR + 0.690% (Cap N/A, Floor 0.690%)	0.779(c)	04/25/34		57	57,257

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Chase Funding Trust, Series 2002-02, Class 1A5	6.333%	04/25/32	135	$137,658
Countrywide Asset-Backed Certificates,
Series 2002-03, Class 2A1, 1 Month LIBOR + 0.660% (Cap N/A, Floor 0.660%)	0.749(c)	06/25/32	12	12,002
Series 2003-BC05, Class 2A2, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)	0.789(c)	12/25/33	580	566,754
Series 2004-03, Class 3A3, 1 Month LIBOR + 0.760% (Cap N/A, Floor 0.760%)	0.849(c)	08/25/34	132	130,462
Series 2004-12, Class AF5	4.822(cc)	04/25/35	37	36,932
Series 2004-BC04, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)	1.139(c)	11/25/34	892	895,218
Series 2005-BC05, Class M3, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.839(c)	01/25/36	1,737	1,736,792
Countrywide Asset-Backed Certificates Trust,
Series 2004-04, Class 1A, 1 Month LIBOR + 0.420% (Cap N/A, Floor 0.420%)	0.509(c)	08/25/34	2,726	2,582,784
Series 2004-06, Class 2A4, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)	0.989(c)	11/25/34	257	252,062
Series 2004-06, Class 2A5, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.780%)	0.869(c)	11/25/34	285	283,021
Credit Suisse Mortgage Trust,
Series 2018-RPL04, 144A	4.163	07/25/50	25,398	25,952,878
Series 2020-11R, Class 1A1, 144A, 1 Month LIBOR + 2.150%	2.253(c)	04/25/38	29,960	29,959,129

Credit-Based Asset Servicing & Securitization LLC, Series 2004-CB08, Class M1, 1 Month LIBOR + 0.795% (Cap N/A, Floor 0.795%)	0.884(c)	12/25/35	1,486	1,481,240
Encore Credit Receivables Trust,
Series 2005-01, Class M1, 1 Month LIBOR + 0.660% (Cap 12.000%, Floor 0.660%)	0.749(c)	07/25/35	1,166	1,178,284
Series 2005-03, Class M3, 1 Month LIBOR + 0.765% (Cap 15.000%, Floor 0.765%)	0.854(c)	10/25/35	3,043	3,042,404
GSAMP Trust,
Series 2004-AR01, Class M1, 1 Month LIBOR + 0.975% (Cap N/A, Floor 0.975%)	1.064(c)	06/25/34	2,787	2,778,572
Series 2005-HE03, Class M3, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)	1.139(c)	06/25/35	2,069	2,070,604

Legacy Mortgage Asset Trust, Series 2019-GS01, Class A1, 144A	4.000	01/25/59	3,960	3,970,072

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Long Beach Mortgage Loan Trust,
Series 2004-02, Class M1, 1 Month LIBOR + 0.795% (Cap N/A, Floor 0.795%)	0.884%(c)	06/25/34		117	$115,141
Series 2004-04, Class 1A1, 1 Month LIBOR + 0.560% (Cap N/A, Floor 0.560%)	0.649(c)	10/25/34		14	13,546
Merrill Lynch Mortgage Investors Trust,
Series 2004-OPT01, Class A1A, 1 Month LIBOR + 0.520% (Cap N/A, Floor 0.520%)	0.609(c)	06/25/35		238	236,156
Series 2004-OPT01, Class A2A, 1 Month LIBOR + 0.720% (Cap N/A, Floor 0.720%)	0.809(c)	06/25/35		417	413,788
Series 2004-WMC03, Class M2, 1 Month LIBOR + 1.845% (Cap N/A, Floor 1.845%)	1.934(c)	01/25/35		1,947	1,976,798
Specialty Underwriting & Residential Finance Trust,
Series 2003-BC02, Class M1, 1 Month LIBOR + 1.125% (Cap N/A, Floor 1.125%)	1.214(c)	06/25/34		690	695,480
Series 2003-BC04, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)	0.989(c)	11/25/34		173	171,006
Series 2004-BC02, Class A2, 1 Month LIBOR + 0.540% (Cap N/A, Floor 0.540%)	0.629(c)	05/25/35		1,041	970,829
Series 2004-BC02, Class M1, 1 Month LIBOR + 0.825% (Cap N/A, Floor 0.825%)	0.914(c)	05/25/35		691	686,869
Structured Asset Investment Loan Trust,
Series 2003-BC07, Class 3A2, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)	1.039(c)	07/25/33		906	900,576
Series 2003-BC08, Class 3A3, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)	0.989(c)	08/25/33		122	121,807
Series 2003-BC10, Class A4, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)	1.089(c)	10/25/33		476	476,393
Series 2004-BNC01, Class A2, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)	1.089(c)	09/25/34		869	867,701
Series 2004-BNC01, Class A4, 1 Month LIBOR + 0.940% (Cap N/A, Floor 0.940%)	1.029(c)	09/25/34		695	691,690
Series 2005-06, Class M2, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.780%)	0.869(c)	07/25/35		4,521	4,521,677

TFS (Spain), Series 2018-03, Class A1, 1 Month EURIBOR + 3.000%	3.000(c)	04/16/23	EUR	102,461	105,136,091
					195,119,673

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Small Business Loan 0.0%
Small Business Administration Participation Certificates, Series 2003-20I, Class 1	5.130%	09/01/23	5	$5,087
Student Loans 1.1%
Laurel Road Prime Student Loan Trust,
Series 2018-A, Class A, 144A	0.000	02/25/43	82,210	35,816,006
Series 2018-C, Class A, 144A	0.000(cc)	08/25/43	39,946	41,202,857
Series 2018-D, Class A, 144A	0.000(cc)	11/25/43	46,228	48,044,365
Series 2019-A, Class R, IO, 144A	0.000	10/25/48	71,382	10,587,898

Navient Private Education Refi Loan Trust, Series 2020-GA, Class B, 144A	2.500	09/16/69	6,200	6,324,357
SoFi Alternative Trust,
Series 2019-B, Class PT, 144A	0.000(cc)	12/15/45	115,991	120,130,496
Series 2019-D, Class 1PT, 144A	2.799(cc)	01/16/46	114,161	118,261,254
Series 2019-F, Class PT1, 144A	3.932(cc)	02/15/45	136,748	140,197,251
Series 2019-F, Class PT2, 144A	1.870(cc)	02/15/45	4,207	4,312,945

SoFi RR Funding II Trust, Series 2019-01, Class A, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	1.339(c)	11/29/24	102,012	101,553,208
SoFi RR Funding III Trust, Series 2020-01, Class A, 144A, 1 Month LIBOR + 3.750% (Cap N/A, Floor 3.750%)	3.839(c)	11/29/24	38,708	38,867,109
				665,297,746

Total Asset-Backed Securities (cost $13,054,256,634)				13,058,012,857
Bank Loans 1.2%
Airlines 0.0%
United Airlines, Inc., Class B Term Loan, 1 Month LIBOR + 3.750%	4.500(c)	04/21/28	15,958	15,971,298
Auto Parts & Equipment 0.0%
American Axle & Manufacturing, Inc., Tranche B Term Loan, 1 Month LIBOR + 2.250%	3.000(c)	04/06/24	3,275	3,260,902
Visteon Corp., New Term Loan B, 1 - 3 Month LIBOR + 1.750%	1.853(c)	03/25/24	3,953	3,903,979
				7,164,881

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Bank Loans (Continued)
Chemicals 0.0%
Axalta Coating Systems US Holdings, Inc., Term B-3 Dollar Loan, 3 Month LIBOR + 1.750%	1.897%(c)	06/01/24		2,982	$2,945,674
Diamond BC BV, Initial Euro Term Loan, 1 Month EURIBOR + 3.250% (Cap N/A, Floor 0.000%)	3.250(c)	09/06/24	EUR	16,146	19,048,431
					21,994,105
Commercial Services 0.0%
Adtalem Global Education, Inc., Term Loan	—(p)	02/12/28		9,660	9,652,755
Computers 0.1%
McAfee LLC, Term B USD Loan, 1 Month LIBOR + 3.750%	3.840(c)	09/30/24		16,553	16,521,713
Peraton Corp., First Lien Term B Loan, 1 Month LIBOR + 3.750%	4.500(c)	02/01/28		31,297	31,231,372
					47,753,085
Healthcare-Services 0.1%
Gentiva Health Services, Inc.,
Term Loan	—(p)	07/02/25		9,425	9,386,716
Term Loan	—(p)	07/02/25		15,000	14,939,070

Select Medical Corp., Tranche B Term Loan, 1 Month LIBOR + 2.250%	2.350(c)	03/06/25		3,484	3,431,996
					27,757,782
Insurance 0.1%
AmWINS Group, Inc., Term Loan, 1 Month LIBOR + 2.250%	3.000(c)	02/19/28		10,445	10,278,520
Asurion LLC,
New B-7 Term Loan, 1 Month LIBOR + 3.000%	3.092(c)	11/03/24		3,482	3,422,982
New B-8 Term Loan, 1 Month LIBOR + 3.250%	3.354(c)	12/23/26		10,945	10,739,781
Replacement B-6 Term Loan, 1 Month LIBOR + 3.000%	3.092(c)	11/03/23		4,292	4,245,027
					28,686,310

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Bank Loans (Continued)
Internet 0.0%
Speedster Bidco GmbH (Germany), Second Lien Term Loan, 1 - 3 Month EURIBOR + 6.250% (Cap N/A, Floor 0.000%)	6.125%(c)	03/31/28	EUR	3,975	$4,747,172
Leisure Time 0.0%
Kiwi VFS SUB II Sarl (Luxembourg), Facility B1 Loan, 6 Month GBP LIBOR + 4.000%	4.114(c)	07/29/24	GBP	15,775	20,961,091
Machinery-Construction & Mining 0.0%
Vertiv Group Corp., Term B Loan, 1 Month LIBOR + 2.750%	2.851(c)	03/02/27		645	638,789
Media 0.1%
CSC Holdings LLC,
2017 Refinancing Term Loan, 1 Month LIBOR + 2.250%	2.343(c)	07/17/25		10,445	10,267,015
September 2019 Term Loan, 1 Month LIBOR + 2.500%	2.593(c)	04/15/27		9,601	9,472,431

Diamond Sports Group LLC, Term Loan, 1 Month LIBOR + 3.250%	3.360(c)	08/24/26		15,112	8,297,177
iHeartCommunications, Inc., New Term Loan, 1 Month LIBOR + 3.000%	3.092(c)	05/01/26		12,452	12,265,536
					40,302,159
Oil & Gas 0.0%
Ascent Resources Utica Holdings LLC, Second Lien Term Loan, 3 Month LIBOR + 9.000%	10.000(c)	11/01/25		23,181	25,354,219
Pharmaceuticals 0.1%
Change Healthcare Holdings LLC, Closing Date Term Loan, 1 Month LIBOR + 2.500%	3.500(c)	03/01/24		29,874	29,816,246
Nidda Healthcare Holding GmbH (Germany), Term Loan F(GBP), 3 Month GBP LIBOR + 4.500%	4.584(c)	08/21/26	GBP	17,000	23,529,573
					53,345,819

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Bank Loans (Continued)
Real Estate 0.0%
Brookfield Retail Holdings VII Sub LLC, Initial Term A-2 Loan, 1 Month LIBOR + 3.000%	3.113%(c)	08/28/23		25,294	$24,945,717
Real Estate Investment Trusts (REITs) 0.0%
Blackstone Mortgage Trust, Inc., Term Loan, 1 Month LIBOR + 2.250%	2.342(c)	04/23/26		12,529	12,364,792
Retail 0.6%
CD&R Dock Bidco Ltd. (United Kingdom),
Facility B, 6 Month GBP LIBOR + 5.000%	5.104(c)	03/16/26	GBP	7,900	10,679,023
Initial Facility Loan, 6 Month GBP LIBOR + 8.750%	8.854(c)	03/15/27	GBP	10,100	13,512,537

Constellation Automotive (United Kingdom), Term Loan	—(p)	07/16/29		11,975	16,593,234
EG Finco Ltd. (United Kingdom),
Additional Second Lien Loan Facility, 1 Month EURIBOR + 7.000% (Cap N/A, Floor 0.000%)	7.000(c)	04/30/27	EUR	106,800	127,008,229
Facility B (Euro) Loan, 3 Month EURIBOR + 4.000% (Cap N/A, Floor 0.000%)	4.000(c)	02/07/25	EUR	28,858	33,660,275
Term B, 3 Month GBP LIBOR + 4.750%	4.828(c)	02/06/25	GBP	12,989	17,710,125

L1R HB Finance Ltd. (United Kingdom), Facility B1 Loan, 3 Month GBP LIBOR + 5.250%	5.329(c)	09/02/24	GBP	8,900	11,907,087
Stonegate Pub Co. Ltd., First Lien Initial Term B Loan, 3 - 6 Month GBP LIBOR + 8.500%	8.580(c)	03/06/28	GBP	77,200	103,149,815
					334,220,325
Software 0.0%
Boxer Parent Co., Inc., 2021 Replacement EURO TL, 3 Month EURIBOR + 4.000% (Cap N/A, Floor 0.000%)	4.000(c)	10/02/25	EUR	1,942	2,305,474
Telecommunications 0.1%
CenturyLink, Inc., Term B Loan, 1 Month LIBOR + 2.250%	2.342(c)	03/15/27		14,902	14,647,009
Digicel International Finance Ltd. (Saint Lucia), First Lien Initial Term B Loan, 1 - 6 Month LIBOR + 3.250%	3.430(c)	05/27/24		16,589	15,769,771

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Telecommunications (cont’d.)
West Corp.,
Incremental B1 Term Loan, 3 Month LIBOR + 3.500%	4.500%(c)	10/10/24	1,271	$1,227,846
Initial Term B Loan, 3 Month LIBOR + 4.000%	5.000(c)	10/10/24	28,585	27,846,281
				59,490,907

Total Bank Loans (cost $724,315,171)				737,656,680
Commercial Mortgage-Backed Securities 12.8%
20 Times Square Trust,
Series 2018-20TS, Class G, 144A	3.100(cc)	05/15/35	39,245	36,381,865
Series 2018-20TS, Class H, 144A	3.100(cc)	05/15/35	40,253	36,311,337

Assurant Commercial Mortgage Trust, Series 2016-01A, Class B, 144A	4.329(cc)	05/15/49	7,683	8,241,705
Banc of America Commercial Mortgage Trust, Series 2016-UB10, Class A3	2.903	07/15/49	5,200	5,514,100
BANK,
Series 2017-BNK05, Class A4	3.131	06/15/60	92,900	100,971,291
Series 2017-BNK06, Class A4	3.254	07/15/60	55,530	60,670,540
Series 2017-BNK08, Class A3	3.229	11/15/50	53,695	58,740,268
Series 2018-BNK11, Class A2	3.784	03/15/61	60,775	67,943,660
Series 2019-BN20, Class A2	2.758	09/15/62	60,000	63,857,742
Series 2019-BN21, Class A2	2.300	10/17/52	9,516	9,844,705
Series 2019-BN21, Class A3	2.458	10/17/52	9,000	9,434,111
Series 2019-BN21, Class XB, IO	0.361(cc)	10/17/52	206,158	5,540,888
Series 2019-BN22, Class A3	2.726	11/15/62	41,000	43,646,575
Series 2019-BN24, Class A2	2.707	11/15/62	70,000	74,477,347
Series 2020-BN29, Class A3	1.742	11/15/53	37,450	37,211,511
Barclays Commercial Mortgage Securities Trust,
Series 2016-ETC, Class A, 144A	2.937	08/14/36	17,450	17,846,396
Series 2016-ETC, Class B, 144A	3.189	08/14/36	6,970	7,059,808
Series 2016-ETC, Class C, 144A	3.391	08/14/36	5,770	5,676,600
Series 2016-ETC, Class D, 144A	3.609(cc)	08/14/36	21,720	20,737,832
Series 2016-ETC, Class E, 144A	3.609(cc)	08/14/36	13,900	12,405,931
Series 2018-CHRS, Class D, 144A	4.267(cc)	08/05/38	19,295	19,395,676
Series 2019-C03, Class A3	3.319	05/15/52	50,000	55,201,005
Series 2020-BID, Class A, 144A, 1 Month LIBOR + 2.140% (Cap N/A, Floor 2.140%)	2.233(c)	10/15/37	35,000	35,241,532
Series 2020-C08, Class XB, IO	1.024(cc)	10/15/53	119,592	10,774,892

BBCCRE Trust, Series 2015-GTP, Class A, 144A	3.966	08/10/33	31,000	33,916,102

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
Benchmark Mortgage Trust,
Series 2018-B02, Class A4	3.615%	02/15/51	8,000	$8,901,834
Series 2018-B04, Class A4	3.858	07/15/51	40,000	45,192,220
Series 2019-B10, Class A3	3.455	03/15/62	40,000	44,443,700
Series 2019-B11, Class A4	3.281	05/15/52	61,825	68,360,113
Series 2019-B12, Class A4	2.859	08/15/52	81,000	87,105,035
Series 2019-B13, Class A3	2.701	08/15/57	68,700	72,987,704
Series 2019-B14, Class A3	3.090	12/15/62	48,180	52,419,339
Series 2019-B14, Class A4	2.795	12/15/62	77,600	83,005,081
Series 2020-B17, Class A4	2.042	03/15/53	95,550	97,454,149
Series 2020-B21, Class A4	1.704	12/17/53	37,450	37,260,720
BX Commercial Mortgage Trust,
Series 2019-XL, Class F, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	2.093(c)	10/15/36	48,678	48,829,123
Series 2019-XL, Class G, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)	2.393(c)	10/15/36	86,856	87,125,085
Series 2020-BXLP, Class F, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	2.093(c)	12/15/36	81,316	81,422,688

Cantor Commercial Real Estate Lending, Series 2019-CF02, Class A4	2.624	11/15/52	13,675	14,441,752
CCUBS Commercial Mortgage Trust, Series 2017-C01, Class A3	3.283(cc)	11/15/50	37,610	40,899,679
CD Mortgage Trust,
Series 2016-CD01, Class A3	2.459	08/10/49	13,000	13,551,153
Series 2017-CD04, Class A3	3.248	05/10/50	60,000	65,718,432
Series 2017-CD05, Class A3	3.171	08/15/50	79,475	85,845,430
Series 2017-CD06, Class A4	3.190	11/13/50	121,000	130,458,969
Series 2018-CD07, Class A3	4.013	08/15/51	27,250	31,000,546

CF Mortgage Trust, Series 2020-P01, Class A1, 144A	2.840(cc)	04/15/25	23,548	24,794,275
CFK Trust,
Series 2019-FAX, Class A, 144A	4.075	01/15/39	14,250	16,514,271
Series 2019-FAX, Class B, 144A	4.362	01/15/39	21,052	24,373,677

CG-CCRE Commercial Mortgage Trust, Series 2014-FL02, Class A, 144A, 1 Month LIBOR + 1.854% (Cap N/A, Floor 1.854%)	1.947(c)	11/15/31	1,879	1,843,017
CGMS Commercial Mortgage Trust, Series 2017-B01, Class A3	3.197	08/15/50	105,000	113,160,726
Citigroup Commercial Mortgage Trust,
Series 2014-GC25, Class A3	3.372	10/10/47	9,024	9,589,993
Series 2015-P01, Class XB, IO	0.053(cc)	09/15/48	58,898	111,023
Series 2016-P06, Class A4	3.458	12/10/49	40,000	44,030,356
Series 2017-C04, Class A3	3.209	10/12/50	90,000	97,315,416
Series 2017-P07, Class A3	3.442	04/14/50	32,600	35,937,588

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
Citigroup Commercial Mortgage Trust, (cont’d.)
Series 2017-P08, Class A3	3.203%	09/15/50	43,825	$47,433,038
Series 2018-C06, Class A4	4.412	11/10/51	9,280	10,964,352
Series 2019-GC41, Class A4	2.620	08/10/56	105,000	111,856,206
Series 2019-SMRT, Class D, 144A	4.745(cc)	01/10/36	11,000	11,702,461
Series 2020-GC46, Class A4	2.477	02/15/53	100,000	104,733,240
CityLine Commercial Mortgage Trust,
Series 2016-CLNE, Class B, 144A	2.778(cc)	11/10/31	40,376	41,128,233
Series 2016-CLNE, Class C, 144A	2.778(cc)	11/10/31	15,000	15,063,884

Cold Storage Trust, Series 2020-ICE05, Class E, 144A, 1 Month LIBOR + 2.766% (Cap N/A, Floor 2.833%)	2.859(c)	11/15/37	53,917	54,339,400
Commercial Mortgage Trust,
Series 2013-LC06, Class XA, IO	1.309(cc)	01/10/46	26,150	326,890
Series 2014-UBS03, Class A3	3.546	06/10/47	11,936	12,683,491
Series 2014-UBS04, Class A4	3.420	08/10/47	10,300	10,863,869
Series 2014-UBS06, Class A4	3.378	12/10/47	14,500	15,555,209
Series 2016-COR01, Class A3	2.826	10/10/49	43,000	45,747,945
Series 2017-COR02, Class A2	3.239	09/10/50	116,925	126,547,927
Series 2018-COR03, Class A2	3.961	05/10/51	75,000	84,636,787
Series 2018-HCLV, Class A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)	1.093(c)	09/15/33	15,000	14,934,450
Series 2019-GC44, Class A4	2.698	08/15/57	34,500	36,920,316

Credit Suisse Mortgage Capital Certificates, Series 2019-ICE04, Class E, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)	2.243(c)	05/15/36	113,675	114,031,223
Credit Suisse Mortgage Trust,
Series 2014-USA, Class A2, 144A	3.953	09/15/37	124,640	134,972,793
Series 2016-NXSR, Class A4	3.795(cc)	12/15/49	13,245	14,738,672
CSAIL Commercial Mortgage Trust,
Series 2015-C03, Class XB, IO	0.250	08/15/48	86,961	744,204
Series 2016-C07, Class A4	3.210	11/15/49	6,275	6,728,191
Series 2018-CX11, Class A3	4.095	04/15/51	24,784	27,276,475
Series 2019-C16, Class A2	3.067	06/15/52	38,000	40,751,500
Series 2019-C17, Class A4	2.763	09/15/52	37,150	39,553,304
DBWF Mortgage Trust,
Series 2016-85T, Class D, 144A	3.808(cc)	12/10/36	23,960	24,941,387
Series 2016-85T, Class E, 144A	3.808(cc)	12/10/36	22,177	21,852,138
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C03, Class A4	2.632	08/10/49	57,450	61,147,695
Series 2017-C06, Class A4	3.071	06/10/50	61,475	67,091,018

Eleven Madison Mortgage Trust, Series 2015-11MD, Class C, 144A	3.555(cc)	09/10/35	30,650	32,512,662

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
FHLMC Multifamily Structured Pass-Through Certificates,
Series K0019, Class X1, IO	1.580%(cc)	03/25/22	105,605	$357,578
Series K0020, Class X1, IO	1.334(cc)	05/25/22	41,129	304,634
Series K0021, Class X1, IO	1.376(cc)	06/25/22	189,740	1,221,282
Series K0024, Class X1, IO	0.781(cc)	09/25/22	100,163	743,361
Series K0025, Class X1, IO	0.786(cc)	10/25/22	26,335	214,884
Series K0026, Class X1, IO	0.944(cc)	11/25/22	160,367	1,651,555
Series K0027, Class X1, IO	0.725(cc)	01/25/23	237,915	2,054,989
Series K0038, Class X1, IO	1.106(cc)	03/25/24	142,283	3,446,694
Series K0043, Class X1, IO	0.523(cc)	12/25/24	73,180	1,177,406
Series K0044, Class X1, IO	0.726(cc)	01/25/25	422,511	8,542,068
Series K0052, Class X1, IO	0.648(cc)	11/25/25	293,842	7,324,567
Series K0053, Class X1, IO	0.883(cc)	12/25/25	135,110	4,617,876
Series K0055, Class X1, IO	1.358(cc)	03/25/26	271,424	14,910,166
Series K0058, Class XAM, IO	0.814(cc)	08/25/26	59,334	2,378,469
Series K0069, Class X1, IO	0.363(cc)	09/25/27	551,562	11,827,530
Series K0087, Class X1, IO	0.362(cc)	12/25/28	422,574	11,029,976
Series K0088, Class X1, IO	0.507(cc)	01/25/29	536,947	19,762,510
Series K0090, Class X1, IO	0.705(cc)	02/25/29	460,672	23,354,122
Series K0091, Class X1, IO	0.559(cc)	03/25/29	560,535	22,727,235
Series K0092, Class XAM, IO	0.978(cc)	04/25/29	53,046	3,765,751
Series K0093, Class X1, IO	0.951(cc)	05/25/29	409,110	27,163,626
Series K0095, Class X1, IO	0.948(cc)	06/25/29	521,060	34,936,507
Series K0096, Class X1, IO	1.126(cc)	07/25/29	238,830	19,273,088
Series K0096, Class XAM, IO	1.391(cc)	07/25/29	56,489	5,744,078
Series K0097, Class X1, IO	1.089(cc)	07/25/29	529,692	41,700,664
Series K0100, Class X1, IO	0.650(cc)	09/25/29	514,631	25,237,843
Series K0101, Class X1, IO	0.836(cc)	10/25/29	470,204	29,284,193
Series K0102, Class X1, IO	0.824(cc)	10/25/29	298,653	18,409,167
Series K0108, Class X1, IO	1.690(cc)	03/25/30	327,594	42,558,311
Series K0114, Class X1, IO	1.118(cc)	06/25/30	257,745	22,795,387
Series K0718, Class X1, IO	0.573(cc)	01/25/22	224,161	94,529
Series K0735, Class X1, IO	0.957(cc)	05/25/26	262,403	10,852,136
Series K1513, Class X1, IO	0.859(cc)	08/25/34	335,016	28,662,513
Series Q001, Class XA, IO	2.144(cc)	02/25/32	27,292	2,899,787
Series Q002, Class XA, IO	1.072(cc)	07/25/33	34,524	1,922,575
FREMF Mortgage Trust,
Series 2013-K27, Class X2A, IO, 144A	0.100	01/25/46	1,187,497	1,253,522
Series 2013-K32, Class X2A, IO, 144A	0.100	10/25/46	1,070,269	1,687,065

GCC Home Equity Trust, Series 2021-03, Class A, 144A	0.000(cc)	08/17/23	174,000	174,000,000
GS Mortgage Securities Corp. II, Series 2018-GS10, Class A4	3.890	07/10/51	55,725	63,874,909

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
GS Mortgage Securities Trust,
Series 2013-GC16, Class XA, IO	1.015%(cc)	11/10/46	23,266	$441,611
Series 2014-GC22, Class XB, IO	0.298(cc)	06/10/47	37,110	366,257
Series 2015-GC32, Class XB, IO	0.010(cc)	07/10/48	60,188	20,476
Series 2015-GS01, Class A2	3.470	11/10/48	25,950	27,628,602
Series 2017-GS05, Class A3	3.409	03/10/50	46,400	51,169,498
Series 2017-GS06, Class A2	3.164	05/10/50	70,600	76,346,296
Series 2017-GS07, Class A3	3.167	08/10/50	114,260	123,861,565
Series 2017-GS08, Class A3	3.205	11/10/50	100,000	109,036,500
Series 2019-GC39, Class A3	3.307	05/10/52	73,000	80,338,004
Series 2019-GC40, Class A3	2.904	07/10/52	50,000	54,009,245
Series 2019-GSA01, Class A2	2.613	11/10/52	16,000	16,193,019
Series 2019-GSA01, Class A3	2.794	11/10/52	42,000	45,239,237

Houston Galleria Mall Trust, Series 2015-HGLR, Class XCP, IO, 144A	0.195(cc)	03/05/23	525,000	1,911,630
IMT Trust, Series 2017-APTS, Class AFX, 144A	3.478	06/15/34	7,630	8,106,876
Independence Plaza Trust, Series 2018-INDP, Class E, 144A	4.996	07/10/35	15,550	15,380,662
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C23, Class XA, IO	0.608(cc)	09/15/47	46,413	776,181
Series 2014-C24, Class A3	3.098	11/15/47	8,040	8,328,663
Series 2014-C25, Class A4A1	3.408	11/15/47	4,431	4,719,922
Series 2014-C26, Class A3	3.231	01/15/48	10,829	11,503,991
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP07, Class A4	3.195	09/15/50	70,600	76,408,389
Series 2019-COR04, Class A3	3.763	03/10/52	31,250	34,991,075
Series 2019-COR04, Class A4	3.758	03/10/52	31,675	35,701,995
Series 2019-COR05, Class A3	3.123	06/13/52	38,600	41,684,808
Series 2019-COR05, Class XB, IO	0.961(cc)	06/13/52	65,497	4,569,686
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C04, Class A2	2.882	12/15/49	51,551	54,585,956
Series 2017-C05, Class A4	3.414	03/15/50	35,480	37,990,982
Series 2017-C07, Class A4	3.147	10/15/50	90,000	97,318,773
Series 2019-COR06, Class A3	2.795	11/13/52	81,750	87,996,575
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP02, Class A3	2.559	08/15/49	24,206	25,470,196
Series 2016-JP03, Class A4	2.627	08/15/49	32,250	33,971,976

KKR Industrial Portfolio Trust, Series 2020-AIP, Class E, 144A, 1 Month LIBOR + 2.626% (Cap N/A, Floor 2.626%)	2.719(c)	03/15/37	35,926	36,038,996
LSTAR Commercial Mortgage Trust, Series 2017-05, Class A4, 144A	3.390	03/10/50	8,500	8,937,486

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2012-C05, Class XA, IO, 144A	1.382%(cc)	08/15/45	37,385	$286,585
Series 2013-C07, Class A3	2.655	02/15/46	5,317	5,379,265
Series 2013-C08, Class A3	2.863	12/15/48	2,649	2,688,157
Series 2013-C09, Class A3	2.834	05/15/46	618	633,366
Series 2015-C24, Class A3	3.479	05/15/48	8,292	8,928,923
Series 2016-C31, Class A4	2.840	11/15/49	42,000	44,442,086
Series 2016-C31, Class A5	3.102	11/15/49	11,509	12,497,196
Series 2017-C34, Class A3	3.276	11/15/52	20,000	21,815,992
Morgan Stanley Capital I Trust,
Series 2015-UBS08, Class A3	3.540	12/15/48	15,000	16,271,732
Series 2015-UBS08, Class A4	3.809	12/15/48	13,800	15,226,779
Series 2017-H01, Class A4	3.259	06/15/50	56,175	60,524,288
Series 2018-H03, Class A4	3.914	07/15/51	36,000	40,742,698
Series 2018-H04, Class A3	4.043	12/15/51	33,525	38,127,329
Series 2018-H04, Class A4	4.310	12/15/51	14,120	16,402,207
Series 2019-H06, Class A3	3.158	06/15/52	47,750	51,889,791
Series 2019-H07, Class A3	3.005	07/15/52	72,600	76,732,842
Series 2019-L02, Class A3	3.806	03/15/52	41,900	46,949,055
Series 2019-L03, Class A3	2.874	11/15/52	40,500	43,406,527
Series 2019-MEAD, Class E, 144A	3.177(cc)	11/10/36	25,000	24,177,368

Olympic Tower Mortgage Trust, Series 2017-OT, Class C, 144A	3.945(cc)	05/10/39	21,000	22,072,128
SG Commercial Mortgage Securities Trust, Series 2019-PREZ, Class A, 144A	3.021	09/15/39	35,000	37,116,482
Shops at Crystals Trust, Series 2016-CSTL, Class A, 144A	3.126	07/05/36	21,955	23,200,171
UBS Commercial Mortgage Trust,
Series 2017-C02, Class A3	3.225	08/15/50	73,545	78,677,455
Series 2017-C03, Class A3	3.167	08/15/50	78,800	85,428,719
Series 2017-C05, Class A4	3.212	11/15/50	32,275	35,001,983
Series 2017-C06, Class A4	3.320	12/15/50	50,000	54,339,595
Series 2018-C08, Class A3	3.720	02/15/51	13,315	15,000,884
Series 2018-C10, Class A3	4.048	05/15/51	69,500	78,737,467
Series 2018-C11, Class A4	3.977	06/15/51	40,000	45,349,692
Series 2018-C15, Class A3	4.075	12/15/51	48,100	54,549,969
Series 2019-C16, Class A3	3.344	04/15/52	31,500	34,705,771
Series 2019-C16, Class XB, IO	0.859(cc)	04/15/52	96,253	5,934,873
Series 2019-C17, Class A3	2.669	10/15/52	80,675	85,444,764
Series 2019-C17, Class ASB	2.866	10/15/52	21,050	22,691,740
Series 2019-C18, Class A3	2.782	12/15/52	22,850	24,372,374
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C05, Class A3	2.920	03/10/46	1,641	1,672,621
Series 2013-C05, Class XA, IO, 144A	0.907(cc)	03/10/46	11,261	104,652
Series 2013-C05, Class XB, IO, 144A	0.433(cc)	03/10/46	96,528	622,393

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class A4	3.548%	08/15/50	5,677	$5,911,801
Series 2015-LC20, Class A4	2.925	04/15/50	7,160	7,551,615
Series 2015-NXS02, Class A4	3.498	07/15/58	13,700	14,710,837
Series 2016-C34, Class XB, IO	0.968(cc)	06/15/49	36,018	1,528,824
Series 2016-C35, Class A3	2.674	07/15/48	60,000	62,854,038
Series 2016-C35, Class XB, IO	0.930(cc)	07/15/48	55,952	2,389,777
Series 2016-C36, Class A3	2.807	11/15/59	53,000	55,659,386
Series 2016-NXS06, Class A3	2.642	11/15/49	37,500	39,865,234
Series 2017-C38, Class A4	3.190	07/15/50	80,000	87,645,640
Series 2017-C39, Class A4	3.157	09/15/50	115,000	124,685,875
Series 2017-C40, Class A3	3.317	10/15/50	45,680	49,552,668
Series 2018-C43, Class A4	4.012(cc)	03/15/51	1,000	1,146,532
Series 2018-C44, Class A4	3.948	05/15/51	70,885	79,965,872
Series 2018-C45, Class A3	3.920	06/15/51	49,000	54,801,242
Series 2018-C47, Class A3	4.175	09/15/61	59,016	68,019,469
Series 2018-C48, Class A5	4.302	01/15/52	10,000	11,749,521
Series 2019-C50, Class A4	3.466	05/15/52	35,300	39,038,891
Series 2019-C52, Class A4	2.643	08/15/52	86,325	91,413,669
Series 2019-C53, Class A3	2.787	10/15/52	35,000	37,145,402
Series 2019-C54, Class A3	2.892	12/15/52	44,250	47,453,311
Series 2020-C55, Class A4	2.474	02/15/53	58,725	61,352,779

Total Commercial Mortgage-Backed Securities (cost $7,363,522,882)				7,814,311,456
Convertible Bond 0.0%
Telecommunications
Digicel Group Holdings Ltd. (Jamaica), Sub. Notes, 144A, Cash coupon 7.000% or PIK N/A (cost $7,211)	7.000	08/16/21(oo)	102	79,400
Corporate Bonds 41.4%
Advertising 0.0%
National CineMedia LLC, Sr. Unsec’d. Notes	5.750	08/15/26	2,345	1,950,093
Terrier Media Buyer, Inc., Gtd. Notes, 144A	8.875	12/15/27	50	53,477
				2,003,570

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Aerospace & Defense 0.6%
BAE Systems PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A(a)	3.000%	09/15/50	10,325	$10,384,308
Sr. Unsec’d. Notes, 144A	3.400	04/15/30	17,620	19,479,394
Boeing Co. (The),
Sr. Unsec’d. Notes(a)	3.200	03/01/29	15,385	16,228,097
Sr. Unsec’d. Notes	3.600	05/01/34	42,375	45,219,391
Sr. Unsec’d. Notes	3.750	02/01/50	1,850	1,922,015
Sr. Unsec’d. Notes	3.900	05/01/49	10,220	10,796,099
Sr. Unsec’d. Notes	3.950	08/01/59	14,670	15,286,566
Sr. Unsec’d. Notes	5.705	05/01/40	12,000	15,631,833
Sr. Unsec’d. Notes	5.805	05/01/50	69,720	95,009,864
Sr. Unsec’d. Notes	5.930	05/01/60	68,280	94,713,051

General Dynamics Corp., Gtd. Notes	4.250	04/01/40	10,545	13,167,177
L3Harris Technologies, Inc., Sr. Unsec’d. Notes	3.832	04/27/25	2,700	2,969,693
Lockheed Martin Corp., Sr. Unsec’d. Notes	2.900	03/01/25	4,859	5,220,554
Raytheon Technologies Corp., Sr. Unsec’d. Notes	4.125	11/16/28	21,320	24,740,361
Spirit AeroSystems, Inc.,
Sec’d. Notes, 144A	7.500	04/15/25	50	53,064
Sr. Sec’d. Notes(a)	3.850	06/15/26	6,000	6,354,525

TransDigm UK Holdings PLC, Gtd. Notes	6.875	05/15/26	266	280,484
TransDigm, Inc., Gtd. Notes	6.375	06/15/26	50	51,708
				377,508,184
Agriculture 0.5%
Altria Group, Inc., Gtd. Notes	3.400	02/04/41	73,330	71,057,186
BAT Capital Corp. (United Kingdom),
Gtd. Notes	2.259	03/25/28	34,745	35,018,793
Gtd. Notes	2.789	09/06/24	29,440	30,944,937
Gtd. Notes	3.215	09/06/26	3,440	3,685,307
Gtd. Notes	3.557	08/15/27	25,000	27,068,263
Gtd. Notes	4.390	08/15/37	2,825	3,105,834
Gtd. Notes	4.700	04/02/27	3,555	4,046,158

BAT International Finance PLC (United Kingdom), Gtd. Notes	1.668	03/25/26	14,740	14,864,895

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Agriculture (cont’d.)

Philip Morris International, Inc., Sr. Unsec’d. Notes	2.100%	05/01/30	30,645	$31,117,384
Reynolds American, Inc. (United Kingdom), Gtd. Notes	4.450	06/12/25	21,633	24,037,102
Vector Group Ltd., Sr. Sec’d. Notes, 144A(a)	5.750	02/01/29	28,025	28,513,182
				273,459,041
Airlines 0.6%
American Airlines 2013-1 Class A Pass-Through Trust, Pass-Through Certificates	4.000	01/15/27	3,696	3,550,669
American Airlines 2014-1 Class A Pass-Through Trust, Pass-Through Certificates	3.700	04/01/28	2,018	2,052,764
American Airlines 2015-1 Class A Pass-Through Trust, Pass-Through Certificates	3.375	11/01/28	8,293	8,254,808
American Airlines 2015-2 Class AA Pass-Through Trust, Pass-Through Certificates(a)	3.600	03/22/29	9,559	9,936,320
Continental Airlines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates	5.983	10/19/23	179	182,856
Continental Airlines 2012-2 Class A Pass-Through Trust, Pass-Through Certificates	4.000	04/29/26	610	645,875
Delta Air Lines 2020-1 Class AA Pass Through Trust, Pass-Through Certificates	2.000	12/10/29	28,827	28,998,779
Delta Air Lines, Inc., Sr. Unsec’d. Notes	3.625	03/15/22	107,488	108,767,534
Southwest Airlines Co.,
Sr. Unsec’d. Notes	5.125	06/15/27	38,315	45,336,740
Sr. Unsec’d. Notes	5.250	05/04/25	45,325	51,798,700

United Airlines 2012-1 Class A Pass-Through Trust, Pass-Through Certificates	4.150	10/11/25	1,788	1,900,449
United Airlines 2015-1 Class AA Pass-Through Trust, Pass-Through Certificates	3.450	06/01/29	8,432	8,863,933

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Airlines (cont’d.)

United Airlines 2016-2 Class AA Pass-Through Trust, Pass-Through Certificates	2.875%	04/07/30	13,472	$13,881,980
United Airlines 2018-1 Class AA Pass-Through Trust, Pass-Through Certificates(a)	3.500	09/01/31	10,884	11,392,439
United Airlines 2019-2 Class AA Pass-Through Trust, Pass-Through Certificates(a)	2.700	11/01/33	9,553	9,582,787
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	38,180	39,277,812
Sr. Sec’d. Notes, 144A	4.625	04/15/29	9,665	9,945,198

US Airways 2012-2 Class A Pass-Through Trust, Pass-Through Certificates	4.625	12/03/26	1,234	1,248,125
				355,617,768
Apparel 0.1%
Hanesbrands, Inc., Gtd. Notes, 144A(a)	5.375	05/15/25	4,045	4,242,773
Michael Kors USA, Inc., Gtd. Notes, 144A	4.500	11/01/24	10,000	10,645,568
VF Corp.,
Sr. Unsec’d. Notes	2.400	04/23/25	17,665	18,555,578
Sr. Unsec’d. Notes	2.950	04/23/30	36,220	38,875,645

William Carter Co. (The), Gtd. Notes, 144A	5.500	05/15/25	50	52,642
				72,372,206
Auto Manufacturers 0.9%
Ford Motor Co.,
Sr. Unsec’d. Notes	4.750	01/15/43	20,857	22,899,295
Sr. Unsec’d. Notes(a)	5.291	12/08/46	19,661	22,490,869
Sr. Unsec’d. Notes(a)	6.375	02/01/29	2,595	3,038,139
Sr. Unsec’d. Notes	7.400	11/01/46	5,000	6,719,552
Sr. Unsec’d. Notes	7.450	07/16/31	1,675	2,226,151
Sr. Unsec’d. Notes	8.500	04/21/23	50	55,540
Sr. Unsec’d. Notes	9.000	04/22/25	5,850	7,199,096
Sr. Unsec’d. Notes	9.625	04/22/30	50	72,053
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes(a)	2.900	02/16/28	8,275	8,291,682
Sr. Unsec’d. Notes	3.096	05/04/23	750	766,758

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Auto Manufacturers (cont’d.)
Ford Motor Credit Co. LLC, (cont’d.)
Sr. Unsec’d. Notes(a)	3.350%	11/01/22		16,355	$16,720,750
Sr. Unsec’d. Notes	3.813	10/12/21		2,000	2,010,503
Sr. Unsec’d. Notes	4.271	01/09/27		32,500	35,031,138
Sr. Unsec’d. Notes	4.375	08/06/23		13,975	14,663,412
Sr. Unsec’d. Notes	5.584	03/18/24		493	537,207
Sr. Unsec’d. Notes	5.596	01/07/22		20,000	20,375,000
Sr. Unsec’d. Notes, GMTN(a)	4.389	01/08/26		225	243,823
General Motors Co.,
Sr. Unsec’d. Notes	5.400	04/01/48		4,000	5,142,289
Sr. Unsec’d. Notes	6.250	10/02/43		31,595	44,025,992
Sr. Unsec’d. Notes	6.600	04/01/36		7,295	10,099,046
Sr. Unsec’d. Notes	6.750	04/01/46		8,458	12,313,990
Sr. Unsec’d. Notes	6.800	10/01/27		19,355	24,624,360
General Motors Financial Co., Inc.,
Gtd. Notes	3.700	05/09/23		21,265	22,253,562
Gtd. Notes	3.850	01/05/28		20,453	22,682,736
Gtd. Notes	4.000	10/06/26		7,785	8,653,241
Gtd. Notes(a)	4.350	01/17/27		23,775	26,935,114
Gtd. Notes	5.250	03/01/26		2,435	2,822,168
Sr. Unsec’d. Notes	1.700	08/18/23		38,995	39,789,422
Sr. Unsec’d. Notes(a)	2.350	01/08/31		84,135	84,069,987
Sr. Unsec’d. Notes	2.900	02/26/25		46,895	49,735,489
Sr. Unsec’d. Notes(a)	5.650	01/17/29		5,920	7,281,070

Toyota Motor Credit Corp., Sr. Unsec’d. Notes, EMTN	2.900(cc)	10/24/25		6,980	7,667,361
					531,436,795
Auto Parts & Equipment 0.1%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A	3.500	08/15/24	EUR	9,692	11,785,505
Gtd. Notes, 144A	4.875	08/15/26		4,025	4,115,612
American Axle & Manufacturing, Inc.,
Gtd. Notes(a)	6.250	03/15/26		6,325	6,518,613
Gtd. Notes(a)	6.500	04/01/27		33,622	35,373,888
Gtd. Notes(a)	6.875	07/01/28		4,500	4,871,269

Cooper-Standard Automotive, Inc., Gtd. Notes, 144A	5.625	11/15/26		725	667,947
Dana Financing Luxembourg Sarl, Gtd. Notes, 144A	5.750	04/15/25		5,513	5,691,097

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Parts & Equipment (cont’d.)

Dana, Inc., Sr. Unsec’d. Notes	5.625%	06/15/28	50	$53,785
Magna International, Inc. (Canada),
Sr. Unsec’d. Notes	3.625	06/15/24	3,587	3,876,736
Sr. Unsec’d. Notes(a)	4.150	10/01/25	3,900	4,385,758
				77,340,210
Banks 10.8%
Banco de Credito del Peru (Peru), Sr. Unsec’d. Notes, 144A	4.250	04/01/23	2,532	2,639,303
Banco Santander SA (Spain),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%	1.239(c)	04/12/23	3,400	3,444,952
Sr. Unsec’d. Notes	3.125	02/23/23	7,600	7,901,325
Sr. Unsec’d. Notes	3.500	04/11/22	6,600	6,746,167
Sr. Unsec’d. Notes	3.848	04/12/23	5,200	5,484,013
Sub. Notes(a)	2.749	12/03/30	6,400	6,453,022
Bank of America Corp.,
Jr. Sub. Notes, Series DD	6.300(ff)	03/10/26(oo)	9,000	10,502,807
Jr. Sub. Notes, Series FF	5.875(ff)	03/15/28(oo)	31,720	36,386,977
Jr. Sub. Notes, Series JJ	5.125(ff)	06/20/24(oo)	4,865	5,170,015
Jr. Sub. Notes, Series MM	4.300(ff)	01/28/25(oo)	5,370	5,537,631
Sr. Unsec’d. Notes	2.592(ff)	04/29/31	11,505	11,943,289
Sr. Unsec’d. Notes	2.687(ff)	04/22/32	43,680	45,615,027
Sr. Unsec’d. Notes	3.004(ff)	12/20/23	2,293	2,371,912
Sr. Unsec’d. Notes	3.366(ff)	01/23/26	36,535	39,344,923
Sr. Unsec’d. Notes, GMTN	3.593(ff)	07/21/28	77,865	86,265,042
Sr. Unsec’d. Notes, MTN	1.898(ff)	07/23/31	25,805	25,350,083
Sr. Unsec’d. Notes, MTN	2.496(ff)	02/13/31	219,885	227,301,728
Sr. Unsec’d. Notes, MTN	3.194(ff)	07/23/30	30,315	32,891,728
Sr. Unsec’d. Notes, MTN	3.550(ff)	03/05/24	1,085	1,136,088
Sr. Unsec’d. Notes, MTN	3.824(ff)	01/20/28	41,803	46,750,882
Sr. Unsec’d. Notes, MTN	3.974(ff)	02/07/30	29,865	34,018,090
Sr. Unsec’d. Notes, MTN	4.083(ff)	03/20/51	50,309	60,831,791
Sr. Unsec’d. Notes, MTN(a)	4.125	01/22/24	16,890	18,371,013
Sr. Unsec’d. Notes, MTN	4.271(ff)	07/23/29	1,030	1,188,093
Sr. Unsec’d. Notes, MTN	4.330(ff)	03/15/50	103,816	130,150,407
Sr. Unsec’d. Notes, Series N(a)	2.651(ff)	03/11/32	40,400	42,021,497
Sub. Notes, MTN	4.000	01/22/25	43,955	48,248,687
Sub. Notes, MTN	4.450	03/03/26	45,640	51,681,092
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, MTN	2.200	08/16/23	19,930	20,637,718
Sr. Unsec’d. Notes, MTN	2.950	01/29/23	4,360	4,527,636

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Bank of New York Mellon Corp. (The), (cont’d.)
Sr. Unsec’d. Notes, Series G, MTN	3.000%	02/24/25	9,098	$9,817,313

Bank Rakyat Indonesia Persero Tbk PT (Indonesia), Sr. Unsec’d. Notes	3.950	03/28/24	1,000	1,065,710
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	2.645(ff)	06/24/31	10,800	11,036,501
Sr. Unsec’d. Notes	3.932(ff)	05/07/25	112,290	121,207,607
Sr. Unsec’d. Notes	4.610(ff)	02/15/23	23,145	23,658,759
Sr. Unsec’d. Notes, MTN	4.972(ff)	05/16/29	18,560	21,904,082
Sub. Notes(a)	4.836	05/09/28	12,120	13,755,833
Sub. Notes	5.088(ff)	06/20/30	19,770	23,196,673
Sub. Notes	5.200	05/12/26	15,595	17,989,617
BNP Paribas SA (France),
Gtd. Notes, MTN(a)	3.250	03/03/23	4,525	4,736,732
Sr. Unsec’d. Notes, 144A	1.323(ff)	01/13/27	71,690	71,086,182
Sr. Unsec’d. Notes, 144A	1.904(ff)	09/30/28	42,805	43,069,120
Sr. Unsec’d. Notes, 144A	2.871(ff)	04/19/32	14,750	15,351,020
Sr. Unsec’d. Notes, 144A	3.375	01/09/25	59,970	64,536,627
Sr. Unsec’d. Notes, 144A	4.400	08/14/28	5,857	6,816,350
Sr. Unsec’d. Notes, 144A, MTN(a)	2.950	05/23/22	1,435	1,465,729
Sr. Unsec’d. Notes, 144A, MTN	3.052(ff)	01/13/31	28,300	30,172,961
Sub. Notes, 144A, MTN	4.375	05/12/26	8,755	9,786,948
BPCE SA (France),
Gtd. Notes, 144A, MTN	3.000	05/22/22	4,005	4,092,476
Sr. Unsec’d. Notes, 144A	1.652(ff)	10/06/26	30,045	30,327,729
Sr. Unsec’d. Notes, 144A	2.277(ff)	01/20/32	23,750	23,575,212
Sr. Unsec’d. Notes, 144A, MTN(a)	3.250	01/11/28	20,350	22,378,433
Sr. Unsec’d. Notes, 144A, MTN	3.500	10/23/27	4,330	4,748,904
Sub. Notes, 144A, MTN	4.500	03/15/25	3,000	3,327,038
Sub. Notes, 144A, MTN	4.625	07/11/24	3,460	3,798,010
Sub. Notes, 144A, MTN	4.875	04/01/26	1,015	1,155,000
Sub. Notes, 144A, MTN	5.700	10/22/23	21,237	23,448,271

CITIC Ltd. (China), Sr. Unsec’d. Notes, EMTN	6.800	01/17/23	1,800	1,949,269
Citigroup, Inc.,
Jr. Sub. Notes	3.875(ff)	02/18/26(oo)	26,270	26,938,738
Jr. Sub. Notes, Series U	5.000(ff)	09/12/24(oo)	40,750	42,978,405
Jr. Sub. Notes, Series V	4.700(ff)	01/30/25(oo)	48,265	49,920,827
Jr. Sub. Notes, Series W	4.000(ff)	12/10/25(oo)	31,420	32,526,514
Sr. Unsec’d. Notes	2.561(ff)	05/01/32	32,375	33,465,875
Sr. Unsec’d. Notes	2.666(ff)	01/29/31	181,110	189,232,157
Sr. Unsec’d. Notes(a)	2.750	04/25/22	3,065	3,114,102

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Citigroup, Inc., (cont’d.)
Sr. Unsec’d. Notes	2.876%(ff)	07/24/23	7,800	$7,985,901
Sr. Unsec’d. Notes	3.200	10/21/26	45,302	49,394,355
Sr. Unsec’d. Notes	3.400	05/01/26	19,755	21,743,592
Sr. Unsec’d. Notes	3.520(ff)	10/27/28	24,020	26,476,493
Sr. Unsec’d. Notes	3.668(ff)	07/24/28	12,612	14,016,821
Sr. Unsec’d. Notes	3.700	01/12/26	21,145	23,479,441
Sr. Unsec’d. Notes	3.887(ff)	01/10/28	1,700	1,898,896
Sr. Unsec’d. Notes	4.044(ff)	06/01/24	4,520	4,803,930
Sr. Unsec’d. Notes	5.316(ff)	03/26/41	115,140	156,314,063
Sr. Unsec’d. Notes	8.125	07/15/39	885	1,542,274
Sub. Notes	4.300	11/20/26	1,175	1,336,830
Sub. Notes	4.400	06/10/25	22,485	25,150,583
Sub. Notes	4.750	05/18/46	42,640	54,906,722

Credit Agricole SA (France), Jr. Sub. Notes	7.875(ff)	01/23/24(oo)	1,000	1,128,077
Credit Suisse AG (Switzerland), Sr. Unsec’d. Notes, MTN(a)	3.625	09/09/24	6,130	6,668,320
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes(a)	3.750	03/26/25	3,590	3,910,696
Sr. Unsec’d. Notes(a)	3.800	06/09/23	23,170	24,506,677
Sr. Unsec’d. Notes(a)	4.550	04/17/26	4,065	4,619,664
Sr. Unsec’d. Notes, 144A	3.869(ff)	01/12/29	8,734	9,688,007
Sr. Unsec’d. Notes, 144A(a)	4.194(ff)	04/01/31	30,500	34,799,655
Sr. Unsec’d. Notes, 144A	4.282	01/09/28	3,541	3,973,229

Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	3.800	09/15/22	1,930	2,003,816
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A(a)	1.621(ff)	09/11/26	60,295	60,799,837
Sr. Unsec’d. Notes, 144A	3.244(ff)	12/20/25	22,650	24,153,316
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes	2.129(ff)	11/24/26	27,405	28,020,201
Sr. Unsec’d. Notes(a)	2.222(ff)	09/18/24	10,415	10,689,638
Sr. Unsec’d. Notes	3.950	02/27/23	9,250	9,699,375
Sr. Unsec’d. Notes, Series D	5.000	02/14/22	79,400	81,272,456
Sub. Notes	3.729(ff)	01/14/32	15,400	15,853,934
Development Bank of Japan, Inc. (Japan),
Gov’t. Gtd. Notes, 144A, MTN	3.125	09/06/23	13,200	13,942,801
Gov’t. Gtd. Notes, EMTN	2.750	09/16/25	6,500	7,006,276
Sr. Unsec’d. Notes, GMTN	2.235	04/28/22	1,000	1,013,766
Sr. Unsec’d. Notes, GMTN	2.868	09/05/23	10,000	10,487,065

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Banks (cont’d.)
Dexia Credit Local SA (France),
Gov’t. Liquid Gtd. Notes, 144A	1.625%	10/16/24		5,250	$5,427,585
Gov’t. Liquid Gtd. Notes, 144A, MTN(a)	3.250	09/26/23		16,750	17,774,505
Gov’t. Liquid Gtd. Notes, EMTN	1.125	06/15/22	GBP	8,000	11,208,347
Gov’t. Liquid Gtd. Notes, EMTN	2.125	02/12/25	GBP	90,700	133,208,867
Discover Bank,
Sr. Unsec’d. Notes	3.450	07/27/26		6,525	7,164,459
Sr. Unsec’d. Notes	4.200	08/08/23		9,280	9,969,359
Sr. Unsec’d. Notes	4.250	03/13/26		675	764,328

First Abu Dhabi Bank PJSC (United Arab Emirates), Sr. Unsec’d. Notes, EMTN	3.000	03/30/22		3,600	3,663,105
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series O(a)	5.300(ff)	11/10/26(oo)		33,010	36,740,444
Jr. Sub. Notes, Series U	3.650(ff)	08/10/26(oo)		5,965	5,988,348
Sr. Unsec’d. Notes(a)	1.992(ff)	01/27/32		48,415	47,757,622
Sr. Unsec’d. Notes	2.615(ff)	04/22/32		54,500	56,512,772
Sr. Unsec’d. Notes	2.908(ff)	06/05/23		16,250	16,588,768
Sr. Unsec’d. Notes	3.210(ff)	04/22/42		110,085	116,885,635
Sr. Unsec’d. Notes	3.272(ff)	09/29/25		24,791	26,579,352
Sr. Unsec’d. Notes	3.500	01/23/25		24,530	26,525,612
Sr. Unsec’d. Notes	3.500	04/01/25		3,630	3,946,303
Sr. Unsec’d. Notes	3.500	11/16/26		19,235	21,040,244
Sr. Unsec’d. Notes	3.750	02/25/26		31,393	34,795,022
Sr. Unsec’d. Notes	3.814(ff)	04/23/29		16,800	18,922,449
Sr. Unsec’d. Notes	3.850	01/26/27		38,055	42,135,258
Sr. Unsec’d. Notes	4.223(ff)	05/01/29		10,000	11,513,907
Sr. Unsec’d. Notes, EMTN, 3 Month LIBOR + 0.500% (Cap 4.000%, Floor 0.000%)	0.635(c)	04/08/22		3,032	3,023,675
Sr. Unsec’d. Notes, EMTN	2.200(cc)	11/26/22		14,100	14,390,342
Sr. Unsec’d. Notes, EMTN	3.500(cc)	05/31/24		95,768	103,316,728
Sr. Unsec’d. Notes, MTN	2.905(ff)	07/24/23		29,890	30,588,914
Sub. Notes	5.150	05/22/45		12,240	16,554,326
Sub. Notes	6.750	10/01/37		216	319,042

Grupo Aval Ltd. (Colombia), Gtd. Notes	4.750	09/26/22		454	465,434
HSBC Bank PLC (United Kingdom), Sr. Unsec’d. Notes, EMTN	3.300(ff)	09/28/24		10,000	9,817,707
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes	1.645(ff)	04/18/26		4,200	4,263,606
Sr. Unsec’d. Notes	3.803(ff)	03/11/25		985	1,058,547
Sr. Unsec’d. Notes	3.900	05/25/26		3,930	4,378,826
Sr. Unsec’d. Notes	4.292(ff)	09/12/26		1,625	1,813,526

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
HSBC Holdings PLC (United Kingdom), (cont’d.)
Sr. Unsec’d. Notes	4.583%(ff)	06/19/29	40,875	$47,573,142

ICICI Bank Ltd. (India), Sr. Unsec’d. Notes, EMTN	3.250	09/09/22	2,200	2,251,857
Industrial & Commercial Bank of China Ltd. (China), Sr. Unsec’d. Notes	2.957	11/08/22	3,000	3,083,590
ING Groep NV (Netherlands), Sr. Unsec’d. Notes	3.550	04/09/24	2,400	2,584,252
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series CC(a)	4.625(ff)	11/01/22(oo)	30,100	30,530,062
Jr. Sub. Notes, Series FF	5.000(ff)	08/01/24(oo)	29,225	30,823,171
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)	75,829	78,436,848
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%(a)	3.599(c)	10/30/21(oo)	2,878	2,888,231
Jr. Sub. Notes, Series II	4.000(ff)	04/01/25(oo)	89,955	90,857,416
Jr. Sub. Notes, Series KK	3.650(ff)	06/01/26(oo)	28,750	29,017,931
Jr. Sub. Notes, Series Z, 3 Month LIBOR + 3.800%	3.926(c)	11/01/21(oo)	21,720	21,834,130
Sr. Unsec’d. Notes(a)	1.953(ff)	02/04/32	2,845	2,809,253
Sr. Unsec’d. Notes	2.522(ff)	04/22/31	37,745	39,281,054
Sr. Unsec’d. Notes	2.739(ff)	10/15/30	100,670	106,615,947
Sr. Unsec’d. Notes(a)	3.157(ff)	04/22/42	60,780	64,677,376
Sr. Unsec’d. Notes(a)	3.200	01/25/23	8,265	8,623,037
Sr. Unsec’d. Notes	3.200	06/15/26	17,085	18,697,200
Sr. Unsec’d. Notes	3.250	09/23/22	8,770	9,069,548
Sr. Unsec’d. Notes(a)	3.300	04/01/26	30,650	33,621,039
Sr. Unsec’d. Notes	3.328(ff)	04/22/52	38,755	42,101,300
Sr. Unsec’d. Notes	3.509(ff)	01/23/29	61,905	68,716,777
Sr. Unsec’d. Notes	3.702(ff)	05/06/30	91,135	102,588,756
Sr. Unsec’d. Notes	3.964(ff)	11/15/48	7,285	8,666,242
Sr. Unsec’d. Notes	4.005(ff)	04/23/29	52,470	59,819,378
Sr. Unsec’d. Notes	4.260(ff)	02/22/48	19,366	23,890,974
Sr. Unsec’d. Notes(a)	4.493(ff)	03/24/31	172,240	205,862,293
Sub. Notes	3.375	05/01/23	2,775	2,912,809
Sub. Notes	3.875	09/10/24	18,575	20,233,877
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes	3.750	01/11/27	16,495	18,332,122
Sr. Unsec’d. Notes	3.900	03/12/24	6,047	6,543,514

Manufacturers & Traders Trust Co., Sr. Unsec’d. Notes	2.900	02/06/25	22,225	23,855,045

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)

Mizuho Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	3.170%	09/11/27	9,800	$10,740,943
Morgan Stanley,
Sr. Unsec’d. Notes	3.217(ff)	04/22/42	7,825	8,405,022
Sr. Unsec’d. Notes, GMTN	2.699(ff)	01/22/31	124,435	131,146,678
Sr. Unsec’d. Notes, GMTN	3.700	10/23/24	4,690	5,120,612
Sr. Unsec’d. Notes, GMTN	3.750	02/25/23	18,090	19,028,694
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29	50,085	56,390,967
Sr. Unsec’d. Notes, GMTN	4.431(ff)	01/23/30	10,525	12,377,358
Sr. Unsec’d. Notes, GMTN	5.597(ff)	03/24/51	149,855	226,538,233
Sr. Unsec’d. Notes, MTN	2.625	11/17/21	16,890	17,007,935
Sr. Unsec’d. Notes, MTN(a)	2.750	05/19/22	10,000	10,201,562
Sr. Unsec’d. Notes, MTN	3.125	07/27/26	49,095	53,414,396
Sr. Unsec’d. Notes, MTN(a)	3.591(ff)	07/22/28	44,190	49,239,419
Sr. Unsec’d. Notes, MTN	3.971(ff)	07/22/38	12,045	14,229,876
Sub. Notes, GMTN	4.350	09/08/26	15,545	17,708,595
Sub. Notes, MTN	3.950	04/23/27	16,325	18,385,429
Natwest Group PLC (United Kingdom),
Sr. Unsec’d. Notes	3.875	09/12/23	26,670	28,445,696
Sr. Unsec’d. Notes(a)	4.445(ff)	05/08/30	55,539	64,573,710
Sr. Unsec’d. Notes	4.519(ff)	06/25/24	25,400	27,202,842
Sr. Unsec’d. Notes(a)	5.076(ff)	01/27/30	5,790	6,938,742

People’s United Bank NA, Sub. Notes	4.000	07/15/24	500	536,558
PNC Bank NA,
Sr. Unsec’d. Notes	2.625	02/17/22	14,615	14,777,435
Sr. Unsec’d. Notes	2.950	02/23/25	12,595	13,565,502
Sub. Notes	2.950	01/30/23	10,835	11,230,068
Sub. Notes	4.050	07/26/28	1,200	1,400,949
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes	2.854	11/09/22	1,600	1,652,967
Sr. Unsec’d. Notes	3.450	04/23/29	19,895	22,445,759
Rheinland-Pfalz Bank (Germany),
Sub. Notes	6.875	02/23/28	7,600	10,012,899
Sub. Notes, 144A	6.875	02/23/28	3,463	4,562,456
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes(a)	2.875	08/05/21	8,090	8,091,151
Sr. Unsec’d. Notes	3.373(ff)	01/05/24	38,105	39,565,128
Sr. Unsec’d. Notes	3.571	01/10/23	15,400	15,611,179

Societe Generale SA (France), Sr. Unsec’d. Notes, 144A	1.488(ff)	12/14/26	47,800	47,642,654

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)

State Street Corp., Sub. Notes	2.200%	03/03/31	36,725	$37,703,615
Sumitomo Mitsui Banking Corp. (Japan), Gtd. Notes	3.000	01/18/23	5,125	5,326,138
Sumitomo Mitsui Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	2.442	10/19/21	9,390	9,435,635
Texas Capital Bank NA, Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 4.500%	4.647(c)	09/30/24	73,420	73,704,031
Truist Bank, Sr. Unsec’d. Notes	2.750	05/01/23	3,675	3,827,361
Truist Financial Corp.,
Jr. Sub. Notes, Series N	4.800(ff)	09/01/24(oo)	34,643	36,860,074
Sub. Notes, MTN	3.875	03/19/29	7,550	8,686,506
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A	1.008(ff)	07/30/24	11,645	11,736,233
Sr. Unsec’d. Notes, 144A	1.364(ff)	01/30/27	17,775	17,754,076
Sr. Unsec’d. Notes, 144A	2.859(ff)	08/15/23	30,355	31,099,841
Sr. Unsec’d. Notes, 144A	3.126(ff)	08/13/30	14,130	15,339,863
Sr. Unsec’d. Notes, 144A	3.491	05/23/23	24,420	25,029,207
Sr. Unsec’d. Notes, 144A	4.125	09/24/25	21,582	24,166,869
Sr. Unsec’d. Notes, 144A	4.125	04/15/26	2,440	2,749,737

UniCredit SpA (Italy), Sr. Unsec’d. Notes, 144A	2.569(ff)	09/22/26	33,415	34,112,436
Wells Fargo & Co.,
Sr. Unsec’d. Notes	3.068(ff)	04/30/41	64,795	68,163,220
Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31	100,840	105,565,049
Sr. Unsec’d. Notes, MTN	2.879(ff)	10/30/30	23,086	24,660,929
Sr. Unsec’d. Notes, MTN	3.000	02/19/25	7,985	8,550,794
Sr. Unsec’d. Notes, MTN(a)	4.478(ff)	04/04/31	217,114	259,519,860
				6,575,914,392
Beverages 0.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes	4.700	02/01/36	25,400	31,596,968
Gtd. Notes	4.900	02/01/46	43,895	56,291,440
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes	5.450	01/23/39	39,566	52,749,940
Gtd. Notes	5.550	01/23/49	49,910	70,069,724

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Beverages (cont’d.)
Anheuser-Busch InBev Worldwide, Inc. (Belgium), (cont’d.)
Gtd. Notes	8.000%	11/15/39	1,880	$3,127,154
Gtd. Notes	8.200	01/15/39	445	753,690
				214,588,916
Biotechnology 0.0%
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.800	04/01/44	1,945	2,534,208
Building Materials 0.1%
Builders FirstSource, Inc., Gtd. Notes, 144A	4.250	02/01/32	500	511,697
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	5.450	11/19/29	413	453,574
Martin Marietta Materials, Inc., Sr. Unsec’d. Notes	4.250	07/02/24	2,300	2,516,230
Owens Corning,
Sr. Unsec’d. Notes	3.400	08/15/26	3,315	3,615,284
Sr. Unsec’d. Notes	4.300	07/15/47	22,500	26,764,708
Sr. Unsec’d. Notes	4.400	01/30/48	4,370	5,268,383

Patrick Industries, Inc., Gtd. Notes, 144A	7.500	10/15/27	300	326,161
SRM Escrow Issuer LLC, Sr. Sec’d. Notes, 144A	6.000	11/01/28	7,200	7,712,661
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	3.375	01/15/31	11,650	11,261,428
Sr. Unsec’d. Notes, 144A	4.375	07/15/30	50	51,418
Sr. Unsec’d. Notes, 144A	4.750	01/15/28	1,325	1,378,935
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes, 144A	5.125	06/01/25	100	101,213
Gtd. Notes, 144A	6.500	03/15/27	500	527,502

U.S. Concrete, Inc., Gtd. Notes, 144A	5.125	03/01/29	6,975	7,640,758
				68,129,952
Chemicals 1.1%
Ashland LLC, Gtd. Notes	6.875	05/15/43	11,140	14,212,783

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Chemicals (cont’d.)
Braskem Netherlands Finance BV (Brazil),
Gtd. Notes	4.500%	01/10/28		2,600	$2,751,059
Gtd. Notes, 144A	4.500	01/10/28		13,200	13,966,916
Gtd. Notes, 144A	4.500	01/31/30		3,000	3,164,736
CF Industries, Inc.,
Gtd. Notes	4.950	06/01/43		8,565	10,543,210
Gtd. Notes	5.375	03/15/44		20,115	25,863,366
Chemours Co. (The),
Gtd. Notes	5.375	05/15/27		50	54,272
Gtd. Notes	7.000	05/15/25		8,050	8,308,604

Diamond BC BV, Gtd. Notes	5.625	08/15/25	EUR	70,366	84,732,505
Dow Chemical Co. (The),
Sr. Unsec’d. Notes	3.625	05/15/26		6,040	6,720,715
Sr. Unsec’d. Notes(a)	4.800	05/15/49		10,718	14,017,783
Sr. Unsec’d. Notes	5.250	11/15/41		8,490	11,303,364
Sr. Unsec’d. Notes	5.550	11/30/48		1,589	2,276,353
Sr. Unsec’d. Notes	9.400	05/15/39		280	506,069

Eastman Chemical Co., Sr. Unsec’d. Notes	3.800	03/15/25		9,781	10,700,798
FMC Corp., Sr. Unsec’d. Notes	4.500	10/01/49		12,925	15,890,095
International Flavors & Fragrances, Inc., Sr. Unsec’d. Notes, 144A(a)	3.268	11/15/40		16,685	17,808,033
LYB International Finance BV, Gtd. Notes	4.875	03/15/44		10,495	13,392,192
LYB International Finance III LLC,
Gtd. Notes(a)	3.375	10/01/40		14,600	15,603,361
Gtd. Notes(a)	3.625	04/01/51		5,240	5,778,253
Gtd. Notes	4.200	10/15/49		39,600	46,965,559
Gtd. Notes	4.200	05/01/50		45,265	53,704,126
LyondellBasell Industries NV,
Sr. Unsec’d. Notes(a)	4.625	02/26/55		5,900	7,518,887
Sr. Unsec’d. Notes(a)	5.750	04/15/24		4,000	4,481,751

Monitchem HoldCo 2 SA (Luxembourg), Gtd. Notes, 144A	9.500	09/15/26	EUR	3,700	4,764,187
Mosaic Co. (The), Sr. Unsec’d. Notes	5.625	11/15/43		3,455	4,644,314
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A	4.875	06/01/24		2,589	2,736,008
Sr. Unsec’d. Notes, 144A(a)	5.000	05/01/25		3,190	3,411,214
Sr. Unsec’d. Notes, 144A	5.250	06/01/27		1,364	1,470,718

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Chemicals (cont’d.)
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	4.125%	03/15/35		1,900	$2,217,935
Sr. Unsec’d. Notes	4.900	06/01/43		3,370	4,383,691
Sr. Unsec’d. Notes	5.000	04/01/49		9,159	12,385,338
Sr. Unsec’d. Notes	5.250	01/15/45		8,394	11,395,847
Sr. Unsec’d. Notes	6.125	01/15/41		1,145	1,673,575
Sr. Unsec’d. Notes	7.125	05/23/36		665	1,001,098
OCI NV (Netherlands),
Sr. Sec’d. Notes(a)	3.125	11/01/24	EUR	46,571	56,293,915
Sr. Sec’d. Notes, 144A	3.625	10/15/25	EUR	31,000	38,288,724

Sasol Financing International Ltd. (South Africa), Gtd. Notes	4.500	11/14/22		13,900	14,228,291
Sasol Financing USA LLC (South Africa),
Gtd. Notes	5.875	03/27/24		43,980	46,542,968
Gtd. Notes	6.500	09/27/28		7,510	8,357,718
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes	2.950	08/15/29		24,930	27,074,546
Sr. Unsec’d. Notes	3.450	08/01/25		1,240	1,357,110
Sr. Unsec’d. Notes(a)	3.450	06/01/27		7,825	8,696,006
SPCM SA (France),
Sr. Unsec’d. Notes, 144A	2.000	02/01/26	EUR	9,700	11,711,161
Sr. Unsec’d. Notes, 144A	2.625	02/01/29	EUR	11,800	14,382,688
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A	10.500	08/01/24		10,675	10,513,541
Sr. Sec’d. Notes, 144A	10.875	08/01/24		2,631	2,849,740

Tronox, Inc., Sr. Sec’d. Notes, 144A	6.500	05/01/25		500	529,467
Valvoline, Inc., Gtd. Notes, 144A	4.250	02/15/30		95	98,680
W.R. Grace & Co., Gtd. Notes, 144A	4.875	06/15/27		7,500	7,923,064
					689,196,334
Commercial Services 0.9%
Adtalem Global Education, Inc., Sr. Sec’d. Notes, 144A	5.500	03/01/28		3,625	3,719,781
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	07/15/26		3,420	3,624,886
Sr. Unsec’d. Notes, 144A(a)	6.000	06/01/29		31,075	31,212,652
Sr. Unsec’d. Notes, 144A	9.750	07/15/27		50	54,895

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A	4.625%	06/01/28		21,390	$21,453,499
Sr. Sec’d. Notes, 144A	4.625	06/01/28		13,235	13,223,073

AMN Healthcare, Inc., Gtd. Notes, 144A	4.625	10/01/27		50	52,062
California Institute of Technology,
Sr. Unsec’d. Notes	3.650	09/01/2119		39,775	47,086,756
Sr. Unsec’d. Notes	4.700	11/01/2111		2,105	3,137,969
Central Nippon Expressway Co. Ltd. (Japan),
Sr. Unsec’d. Notes	2.849	03/03/22		19,000	19,267,319
Sr. Unsec’d. Notes, EMTN, 3 Month LIBOR + 0.850%	0.969(c)	09/14/21		1,000	1,000,836
Cintas Corp. No. 2,
Gtd. Notes	2.900	04/01/22		8,105	8,230,151
Gtd. Notes(a)	3.700	04/01/27		6,325	7,110,774

Cleveland Clinic Foundation (The), Unsec’d. Notes	4.858	01/01/2114		4,000	5,896,406
DP World PLC (United Arab Emirates), Sr. Unsec’d. Notes, EMTN	6.850	07/02/37		2,000	2,709,613
Equifax, Inc., Sr. Unsec’d. Notes	3.950	06/15/23		13,305	14,116,466
ERAC USA Finance LLC,
Gtd. Notes, 144A	2.700	11/01/23		27,400	28,612,225
Gtd. Notes, 144A	3.300	12/01/26		10,390	11,413,436
Gtd. Notes, 144A	3.800	11/01/25		17,535	19,441,625
Gtd. Notes, 144A	4.200	11/01/46		7,890	9,593,037
Gtd. Notes, 144A	4.500	02/15/45		3,720	4,636,019
Gtd. Notes, 144A	6.700	06/01/34		2,355	3,367,805
Gtd. Notes, 144A	7.000	10/15/37		4,090	6,210,649

Johns Hopkins University, Sr. Unsec’d. Notes, Series A	2.813	01/01/60		8,040	8,440,737
Leland Stanford Junior University (The), Unsec’d. Notes	3.647	05/01/48		7,250	8,974,162
Loxam SAS (France),
Sr. Sec’d. Notes	3.750	07/15/26	EUR	2,325	2,821,654
Sr. Sub. Notes	4.500	04/15/27	EUR	18,600	22,184,261
Sr. Sub. Notes(a)	5.750	07/15/27	EUR	37,550	46,232,527
Massachusetts Institute of Technology,
Unsec’d. Notes	3.885	07/01/2116		18,113	23,360,102
Unsec’d. Notes	4.678	07/01/2114		3,000	4,650,442
Unsec’d. Notes	5.600	07/01/2111		942	1,684,691

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)

Moody’s Corp., Sr. Unsec’d. Notes	2.550%	08/18/60		5,855	$5,349,274
Nielsen Co. Luxembourg Sarl (The), Gtd. Notes, 144A(a)	5.000	02/01/25		1,630	1,673,933
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes, 144A	5.875	10/01/30		50	54,773
President & Fellows of Harvard College,
Unsec’d. Notes(a)	2.517	10/15/50		8,950	9,140,021
Unsec’d. Notes	3.150	07/15/46		9,930	11,308,798
Unsec’d. Notes(a)	3.300	07/15/56		3,840	4,581,666
Unsec’d. Notes	3.619	10/01/37		4,010	4,809,358

Service Corp. International, Sr. Unsec’d. Notes	3.375	08/15/30		1,685	1,680,070
Trustees of the University of Pennsylvania (The), Sr. Unsec’d. Notes	3.610	02/15/2119		1,065	1,266,524
United Rentals North America, Inc.,
Gtd. Notes	3.750	01/15/32		1,700	1,700,000
Gtd. Notes(a)	3.875	02/15/31		5,176	5,327,701
Gtd. Notes	4.875	01/15/28		70,980	75,042,515
Gtd. Notes(a)	5.250	01/15/30		25,821	28,222,872
Gtd. Notes	5.500	05/15/27		5,695	5,991,194
Gtd. Notes	5.875	09/15/26		50	51,681

University of Chicago (The), Unsec’d. Notes, Series 20B(a)	2.761	04/01/45		6,560	6,807,644
University of Southern California,
Sr. Unsec’d. Notes, Series A	3.226	10/01/2120		5,210	5,545,017
Unsec’d. Notes, Series 2017	3.841	10/01/47		9,375	11,636,870
					563,710,421
Computers 0.1%
Apple, Inc., Sr. Unsec’d. Notes	4.650	02/23/46		1,855	2,476,346
Banff Merger Sub, Inc.,
Sr. Unsec’d. Notes	8.375	09/01/26	EUR	2,500	3,104,313
Sr. Unsec’d. Notes, 144A	9.750	09/01/26		8,550	8,993,820

Booz Allen Hamilton, Inc., Gtd. Notes, 144A	4.000	07/01/29		5,850	6,030,195
Hurricane Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	8.000	10/15/25	GBP	20,000	30,135,024

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Computers (cont’d.)

Leidos, Inc., Gtd. Notes(a)	2.300%	02/15/31	20,140	$20,045,831
NCR Corp., Gtd. Notes, 144A	5.750	09/01/27	500	528,058
				71,313,587
Diversified Financial Services 1.2%
Air Lease Corp., Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.350%	0.484(c)	12/15/22	58,000	58,045,175
Aircraft Finance Co. Ltd. (China), Sr. Sec’d. Notes, Series B	4.100	03/29/26	2,818	2,933,808
ALEX Alpha LLC, U.S. Gov’t. Gtd. Notes	1.617	08/15/24	1,413	1,439,924
CDP Financial, Inc. (Canada),
Gtd. Notes	3.150	07/24/24	7,472	8,056,558
Gtd. Notes	5.600	11/25/39	1,200	1,709,614
Gtd. Notes, 144A	3.150	07/24/24	13,090	14,114,071
Gtd. Notes, 144A	5.600	11/25/39	4,045	5,762,825
Charles Schwab Corp. (The),
Jr. Sub. Notes, Series G	5.375(ff)	06/01/25(oo)	40,650	45,350,654
Jr. Sub. Notes, Series H	4.000(ff)	12/01/30(oo)	28,365	29,520,252
Sr. Unsec’d. Notes	3.450	02/13/26	8,855	9,812,827

Citigroup Global Markets Holdings, Inc., Gtd. Notes, GMTN	3.500(cc)	06/12/24	42,866	46,527,543
Clifford Capital Pte Ltd. (Singapore), Gov’t. Gtd. Notes, EMTN	3.110	08/18/32	32,200	35,228,312
Credit Suisse International (United Kingdom), Sub. Notes, Series F^	2.612(s)	12/15/21	4,793	4,779,322
Discover Financial Services, Sr. Unsec’d. Notes	3.750	03/04/25	14,835	16,232,649
Eole Finance SPC (France), Gtd. Notes	2.341	02/24/24	14,119	14,432,472
GE Capital International Funding Co. Unlimited Co., Gtd. Notes	4.418	11/15/35	21,682	26,640,979
Greystone Commercial Capital Trust,
Sr. Unsec’d. Notes, Series 1A-1, 144A, 1 Month LIBOR + 2.830% (Cap N/A, Floor 3.030%)^	3.030(c)	02/01/24	73,108	73,107,500
Sr. Unsec’d. Notes, Series 2A-1, 144A, 1 Month LIBOR + 2.270%	2.359(c)	05/31/25	196,680	196,068,402

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)
Jefferies Group LLC,
Sr. Unsec’d. Notes	2.750%	10/15/32	44,020	$45,275,997
Sr. Unsec’d. Notes	6.500	01/20/43	820	1,150,514
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.500	08/15/28	16,055	16,315,607
Gtd. Notes, 144A	6.000	01/15/27	15,935	16,652,539

Navient Solutions LLC, Sr. Unsec’d. Notes	1.311(s)	10/03/22	1,263	1,238,178
OneMain Finance Corp.,
Gtd. Notes	5.375	11/15/29	202	221,764
Gtd. Notes	6.625	01/15/28	5,050	5,838,420
Gtd. Notes	6.875	03/15/25	550	624,894

Ontario Teachers’ Finance Trust (Canada), Gtd. Notes, 144A	2.125	09/19/22	15,500	15,835,859
PennyMac Financial Services, Inc., Gtd. Notes, 144A(a)	4.250	02/15/29	5,100	4,944,849
Penta Aircraft Leasing LLC, U.S. Gov’t. Gtd. Notes	1.691	04/29/25	1,734	1,777,287
Peru Enhanced Pass-Through Finance Ltd. (Peru), Pass-Through Certificates	1.924(s)	06/02/25	4,236	4,035,777
Postal Square LP,
U.S. Gov’t. Gtd. Notes	6.500	06/15/22	1,389	1,429,203
U.S. Gov’t. Gtd. Notes	8.950	06/15/22	2,978	3,121,422

Power Sector Assets & Liabilities Management Corp. (Philippines), Gov’t. Gtd. Notes	7.390	12/02/24	10,742	13,006,816
Private Export Funding Corp.,
Sr. Unsec’d. Notes, 144A	0.550	07/30/24	9,000	8,974,164
U.S. Gov’t. Gtd. Notes, Series KK	3.550	01/15/24	2,564	2,757,660
U.S. Gov’t. Gtd. Notes, Series NN	3.250	06/15/25	3,595	3,911,804
				736,875,641
Electric 2.8%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates), Sr. Unsec’d. Notes	3.625	01/12/23	2,254	2,355,958
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes	3.100	12/01/26	1,300	1,423,530
Sr. Unsec’d. Notes	3.750	12/01/47	5,595	6,578,674
Sr. Unsec’d. Notes	3.800	06/15/49	7,345	8,733,300
Sr. Unsec’d. Notes, Series M	3.650	04/01/50	7,206	8,460,873

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)

Alabama Power Co., Sr. Unsec’d. Notes, Series B	3.700%	12/01/47	18,040	$20,978,401
Alexander Funding Trust, Sr. Sec’d. Notes, 144A	1.841	11/15/23	95,000	96,681,763
Appalachian Power Co., Sr. Unsec’d. Notes	3.400	06/01/25	15,645	16,952,903
Avangrid, Inc., Sr. Unsec’d. Notes	3.800	06/01/29	21,920	25,037,272
Caledonia Generating LLC, Sr. Sec’d. Notes, 144A	1.950	02/28/34	22,345	22,884,828
Calpine Corp.,
Sr. Sec’d. Notes, 144A	4.500	02/15/28	50	51,525
Sr. Sec’d. Notes, 144A	5.250	06/01/26	336	345,975
Sr. Unsec’d. Notes, 144A	4.625	02/01/29	23,192	23,028,441
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	41,875	42,294,045
Sr. Unsec’d. Notes, 144A(a)	5.125	03/15/28	44,941	45,564,408

CenterPoint Energy Houston Electric LLC, General Ref. Mortgage	3.950	03/01/48	6,685	8,140,069
CenterPoint Energy, Inc., Sr. Unsec’d. Notes	2.950	03/01/30	26,025	27,895,633
Cleveland Electric Illuminating Co. (The), Sr. Unsec’d. Notes, 144A	3.500	04/01/28	4,415	4,740,810
CMS Energy Corp., Jr. Sub. Notes	4.750(ff)	06/01/50	23,485	26,353,341
Commonwealth Edison Co.,
First Mortgage	3.700	03/01/45	2,665	3,106,578
First Mortgage(a)	4.000	03/01/48	4,510	5,530,965
First Mortgage	4.350	11/15/45	2,780	3,514,710
First Mortgage	6.450	01/15/38	690	1,031,790
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes	3.850	06/15/46	7,580	8,661,759
Sr. Unsec’d. Notes, Series C	4.300	12/01/56	2,920	3,553,051
Dominion Energy, Inc.,
Jr. Sub. Notes	2.715	08/15/21	19,335	19,350,244
Jr. Sub. Notes, Series B	4.650(ff)	12/15/24(oo)	23,040	24,579,129
Sr. Unsec’d. Notes	3.900	10/01/25	3,590	3,981,346
Sr. Unsec’d. Notes	4.250	06/01/28	6,200	7,198,077
Sr. Unsec’d. Notes, Series D	2.850	08/15/26	5,685	6,108,008

DTE Energy Co., Sr. Unsec’d. Notes	2.850	10/01/26	47,340	50,904,763
Duke Energy Carolinas LLC,
First Mortgage	3.950	03/15/48	6,745	8,110,849

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
Duke Energy Carolinas LLC, (cont’d.)
First Mortgage	4.250%	12/15/41	6,000	$7,415,418
First Ref. Mortgage(h)	2.500	03/15/23	11,945	12,318,440
First Ref. Mortgage	3.750	06/01/45	3,045	3,541,170
First Ref. Mortgage	4.000	09/30/42	1,025	1,235,328

Duke Energy Corp., Sr. Unsec’d. Notes	2.650	09/01/26	12,485	13,323,733
Duke Energy Progress LLC, First Mortgage	4.100	03/15/43	2,410	2,953,538
El Paso Electric Co., Sr. Unsec’d. Notes	6.000	05/15/35	750	1,023,377
Emera U.S. Finance LP (Canada), Gtd. Notes	3.550	06/15/26	9,810	10,781,441
Emera US Finance LP (Canada), Gtd. Notes	4.750	06/15/46	12,270	14,874,860
Enel Finance International NV (Italy),
Gtd. Notes, 144A(a)	1.875	07/12/28	2,530	2,560,823
Gtd. Notes, 144A	3.500	04/06/28	32,040	35,597,029
Gtd. Notes, 144A	3.625	05/25/27	10,020	11,182,027

Entergy Arkansas LLC, First Mortgage	3.050	06/01/23	1,200	1,248,266
Entergy Corp., Sr. Unsec’d. Notes	4.000	07/15/22	37,970	39,054,347
Entergy Louisiana LLC,
Collateral Trust	3.120	09/01/27	12,955	14,234,009
Collateral Trust	3.250	04/01/28	5,000	5,526,208
Collateral Trust	4.200	09/01/48	73,065	91,698,668
Eskom Holdings SOC Ltd. (South Africa),
Sr. Unsec’d. Notes	7.125	02/11/25	13,000	13,682,071
Sr. Unsec’d. Notes, 144A	7.125	02/11/25	21,602	22,735,391
Sr. Unsec’d. Notes, 144A, MTN	6.750	08/06/23	2,800	2,920,528

Evergy Kansas Central, Inc., First Mortgage	3.450	04/15/50	33,000	37,185,757
Eversource Energy, Sr. Unsec’d. Notes, Series H	3.150	01/15/25	5,370	5,759,904
Exelon Corp., Sr. Unsec’d. Notes(a)	4.700	04/15/50	9,450	12,235,639
Exelon Generation Co. LLC, Sr. Unsec’d. Notes(a)	6.250	10/01/39	11,415	14,367,839
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A	4.350	01/15/25	9,188	10,190,411
Sr. Unsec’d. Notes, 144A(a)	5.450	07/15/44	815	1,056,495

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
Florida Power & Light Co.,
First Mortgage	3.700%	12/01/47	10,130	$12,165,711
First Mortgage	3.950	03/01/48	8,210	10,198,258

Fortis, Inc. (Canada), Sr. Unsec’d. Notes	3.055	10/04/26	25,625	27,774,002
Georgia Power Co., Sr. Unsec’d. Notes, Series 10-C	4.750	09/01/40	1,050	1,320,026
Gulf Power Co., Sr. Unsec’d. Notes, Series A	3.300	05/30/27	9,415	10,412,209
Hydro-Quebec (Canada),
Local Gov’t. Gtd. Notes	8.250	04/15/26	25	32,978
Local Gov’t. Gtd. Notes	8.250	04/15/26	5	6,627
Local Gov’t. Gtd. Notes	8.250	01/15/27	11	14,879
Local Gov’t. Gtd. Notes	8.500	12/01/29	60	90,210
Local Gov’t. Gtd. Notes	8.625	06/15/29	130	190,909
Local Gov’t. Gtd. Notes, MTN	8.910	11/18/24	565	708,464
Local Gov’t. Gtd. Notes, MTN	9.500	04/30/27	170	244,298
Local Gov’t. Gtd. Notes, Series B, MTN	8.400	03/28/25	3,031	3,814,256
Local Gov’t. Gtd. Notes, Series GH	8.250	04/15/26	516	686,393
Local Gov’t. Gtd. Notes, Series GQ	8.250	01/15/27	4,670	6,284,379
Local Gov’t. Gtd. Notes, Series HE	8.625	06/15/29	18,767	28,039,092
Local Gov’t. Gtd. Notes, Series HH	8.500	12/01/29	15,025	22,851,259
Local Gov’t. Gtd. Notes, Series HK	9.375	04/15/30	7,800	12,452,564
Local Gov’t. Gtd. Notes, Series HQ	9.500	11/15/30	29,009	47,905,577
Local Gov’t. Gtd. Notes, Series HY	8.400	01/15/22	3,956	4,099,142
Local Gov’t. Gtd. Notes, Series IO	8.050	07/07/24	1,940	2,347,774

Iberdrola International BV (Spain), Gtd. Notes	6.750	09/15/33	15	20,702
Indiana Michigan Power Co., Sr. Unsec’d. Notes, Series J	3.200	03/15/23	475	492,624
Instituto Costarricense de Electricidad (Costa Rica), Sr. Unsec’d. Notes, 144A	6.950	11/10/21	3,500	3,536,072
Interstate Power & Light Co.,
Sr. Unsec’d. Notes	3.250	12/01/24	7,850	8,447,857
Sr. Unsec’d. Notes	4.100	09/26/28	3,260	3,791,772

IPALCO Enterprises, Inc., Sr. Sec’d. Notes	4.250	05/01/30	6,350	7,255,688
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN	4.250	08/14/28	30,810	34,558,578
Sr. Sec’d. Notes, 144A, Series 6	5.000	11/12/24	6,500	7,268,550

John Sevier Combined Cycle Generation LLC, Sec’d. Notes	4.626	01/15/42	1,321	1,607,307

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Electric (cont’d.)

Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A, MTN	3.000%	09/19/22		2,000	$2,057,722
Landsvirkjun (Iceland), Gov’t. Gtd. Notes, EMTN	0.000(cc)	07/24/26	EUR	19,850	23,172,834
Louisville Gas & Electric Co., First Mortgage	4.250	04/01/49		15,000	18,941,546
MidAmerican Energy Co., First Mortgage(a)	4.250	07/15/49		1,865	2,385,805
Nevada Power Co., General Ref. Mortgage	5.375	09/15/40		500	673,071
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes	2.900	04/01/22		25,835	26,288,971
Gtd. Notes(a)	4.800(ff)	12/01/77		12,235	13,781,160
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28		825	876,537
Gtd. Notes	6.625	01/15/27		10,005	10,358,686
Gtd. Notes	7.250	05/15/26		336	349,406
Gtd. Notes, 144A	3.375	02/15/29		875	875,506
Gtd. Notes, 144A(a)	3.625	02/15/31		2,300	2,320,271
Gtd. Notes, 144A	5.250	06/15/29		12,110	12,991,598

Oglethorpe Power Corp., First Mortgage	3.750	08/01/50		31,000	33,829,178
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	2.950	04/01/25		5,995	6,430,914
Pacific Gas & Electric Co., First Mortgage	4.550	07/01/30		22,381	23,902,625
PacifiCorp,
First Mortgage	2.700	09/15/30		10,355	11,057,398
First Mortgage	3.300	03/15/51		4,510	4,909,862
First Mortgage(a)	3.350	07/01/25		9,960	10,833,081

PECO Energy Co., First Ref. Mortgage	4.800	10/15/43		6,449	8,480,982
Perusahaan Listrik Negara PT (Indonesia), Sr. Unsec’d. Notes	2.875	10/25/25	EUR	7,000	8,880,851
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia), Sr. Unsec’d. Notes, 144A	1.875	11/05/31	EUR	8,854	10,225,942
PG&E Corp.,
Sr. Sec’d. Notes	5.000	07/01/28		50	48,847
Sr. Sec’d. Notes	5.250	07/01/30		50	48,766

PPL Electric Utilities Corp., First Mortgage	4.150	06/15/48		8,855	11,190,615

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Electric (cont’d.)

Progress Energy, Inc., Sr. Unsec’d. Notes	3.150%	04/01/22		4,000	$4,047,282
Public Service Co. of Colorado, First Mortgage	4.100	06/15/48		2,945	3,677,683
Public Service Electric & Gas Co., Sr. Sec’d. Notes, MTN	3.650	09/01/42		1,990	2,315,409
Public Service Enterprise Group, Inc., Sr. Unsec’d. Notes	2.650	11/15/22		22,110	22,735,265
Puget Sound Energy, Inc.,
First Mortgage	4.223	06/15/48		11,280	14,133,144
Sr. Sec’d. Notes	4.434	11/15/41		2,550	3,117,902

Rochester Gas & Electric Corp., First Mortgage, 144A	3.100	06/01/27		17,545	19,150,545
San Diego Gas & Electric Co.,
First Mortgage	5.350	05/15/40		9,512	12,946,666
First Mortgage, Series RRR	3.750	06/01/47		1,665	1,936,679
Sempra Energy,
Sr. Unsec’d. Notes(a)	3.400	02/01/28		28,195	31,214,605
Sr. Unsec’d. Notes	3.800	02/01/38		20,485	23,348,642

Southern California Edison Co., First Ref. Mortgage, Series B(a)	2.400	02/01/22		5,165	5,199,984
Southern Power Co., Sr. Unsec’d. Notes(a)	5.150	09/15/41		725	910,760
State Grid Europe Development 2014 PLC (China), Gtd. Notes, Series A	1.500	01/26/22	EUR	5,600	6,693,431
State Grid Overseas Investment 2016 Ltd. (China), Gtd. Notes, EMTN	2.750	05/04/22		7,750	7,869,590
Tampa Electric Co., Sr. Unsec’d. Notes	4.450	06/15/49		4,755	6,202,198
Union Electric Co., Sr. Sec’d. Notes	2.950	06/15/27		6,045	6,582,522
Vistra Operations Co. LLC,
Gtd. Notes, 144A	5.000	07/31/27		37,011	38,242,627
Gtd. Notes, 144A	5.500	09/01/26		500	515,143
Gtd. Notes, 144A	5.625	02/15/27		17,900	18,585,121
Sr. Sec’d. Notes, 144A(a)	3.550	07/15/24		4,000	4,251,413
Sr. Sec’d. Notes, 144A	3.700	01/30/27		1,800	1,930,315
Sr. Unsec’d. Notes, 144A	4.375	05/01/29		26,000	26,670,425

Wisconsin Power & Light Co., Sr. Unsec’d. Notes	3.650	04/01/50		5,445	6,332,681
					1,694,976,098

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Electrical Components & Equipment 0.0%
WESCO Distribution, Inc.,
Gtd. Notes, 144A	7.125%	06/15/25		7,915	$8,527,687
Gtd. Notes, 144A	7.250	06/15/28		7,895	8,795,698
					17,323,385
Electronics 0.1%
Jabil, Inc., Sr. Unsec’d. Notes	4.700	09/15/22		2,900	3,034,751
Sensata Technologies BV,
Gtd. Notes, 144A	4.875	10/15/23		295	315,755
Gtd. Notes, 144A	5.000	10/01/25		11,275	12,581,558

Sensata Technologies, Inc., Gtd. Notes, 144A	3.750	02/15/31		50	50,375
SYNNEX Corp., Sr. Unsec’d. Notes, 144A	1.750	08/09/26		20,000	19,981,922
					35,964,361
Energy-Alternate Sources 0.0%
Enviva Partners LP/Enviva Partners Finance Corp., Gtd. Notes, 144A	6.500	01/15/26		100	104,049
Engineering & Construction 0.1%
AECOM, Gtd. Notes(a)	5.125	03/15/27		14,712	16,373,171
GMR Hyderabad International Airport Ltd. (India), Sr. Sec’d. Notes, 144A	4.250	10/27/27		2,275	2,165,251
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes	5.500	07/31/47		10,000	10,116,759
Sr. Sec’d. Notes, 144A(a)	3.875	04/30/28		9,000	9,519,875
Sr. Sec’d. Notes, 144A	4.250	10/31/26		4,524	4,903,685
Sr. Sec’d. Notes, 144A(a)	5.500	10/31/46		1,425	1,438,390
Sr. Sec’d. Notes, 144A	5.500	07/31/47		10,000	10,116,759

Promontoria Holding 264 BV (Netherlands), Sr. Sec’d. Notes	6.750	08/15/23	EUR	7,300	8,412,273
					63,046,163

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Entertainment 0.2%
AMC Entertainment Holdings, Inc., Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 12.000% or Cash coupon 5.000% and PIK 6.000%	12.000%	06/15/26		16,843	$15,032,486
Caesars Entertainment, Inc., Sr. Sec’d. Notes, 144A	6.250	07/01/25		10,120	10,676,589
Caesars Resort Collection LLC/CRC Finco, Inc., Gtd. Notes, 144A(a)	5.250	10/15/25		20,339	20,493,111
Codere Finance 2 Luxembourg SA (Spain),
Sr. Sec’d. Notes, Cash coupon 4.500% and PIK 6.250%	10.750	11/01/23	EUR	3,730	3,215,449
Sr. Sec’d. Notes, Cash coupon 4.500% and PIK 7.125%	11.625	11/01/23		1,036	724,375
Sr. Sec’d. Notes, 144A	10.750	09/30/23	EUR	7,370	9,372,761
Sr. Sec’d. Notes, 144A	10.750	09/30/23	EUR	1,918	2,439,207
Sr. Sec’d. Notes, 144A, Cash coupon 4.500% and PIK 7.125%	11.625	11/01/23		10,182	7,122,032
CPUK Finance Ltd. (United Kingdom),
Sec’d. Notes	4.875	02/28/47	GBP	2,714	3,811,157
Sec’d. Notes	6.500	08/28/26	GBP	1,175	1,725,540
Sec’d. Notes, 144A	4.875	02/28/47	GBP	2,550	3,580,858

Everi Holdings, Inc., Gtd. Notes, 144A	5.000	07/15/29		1,150	1,176,219
Golden Entertainment, Inc., Sr. Unsec’d. Notes, 144A(a)	7.625	04/15/26		8,900	9,452,427
International Game Technology PLC,
Sr. Sec’d. Notes, 144A	5.250	01/15/29		500	533,748
Sr. Sec’d. Notes, 144A	6.250	01/15/27		8,150	9,251,950

Motion Bondco DAC (United Kingdom), Gtd. Notes, 144A	6.625	11/15/27		9,900	9,995,392
Scientific Games International, Inc.,
Gtd. Notes, 144A	8.250	03/15/26		17,315	18,411,358
Gtd. Notes, 144A	8.625	07/01/25		5,623	6,074,357
Sr. Sec’d. Notes, 144A	5.000	10/15/25		9,475	9,735,563

Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Sr. Unsec’d. Notes, 144A	7.750	04/15/25		4,225	4,499,927
					147,324,506

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Environmental Control 0.0%
Madison IAQ LLC,
Sr. Sec’d. Notes, 144A	4.125%	06/30/28		3,750	$3,755,714
Sr. Unsec’d. Notes, 144A	5.875	06/30/29		3,525	3,564,936
					7,320,650
Foods 1.4%
Ahold Finance USA LLC (Netherlands), Gtd. Notes	6.875	05/01/29		17,470	23,692,583
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	3.500	02/15/23		10,000	10,255,343
Gtd. Notes, 144A	3.500	03/15/29		2,800	2,827,521
Gtd. Notes, 144A(a)	4.875	02/15/30		2,400	2,596,914
Gtd. Notes, 144A	5.875	02/15/28		3,935	4,211,030

B&G Foods, Inc., Gtd. Notes	5.250	09/15/27		2,000	2,082,232
Bellis Acquisition Co. PLC (United Kingdom), Sr. Sec’d. Notes, 144A	3.250	02/16/26	GBP	257,200	357,060,121
Bellis Finco PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	4.000	02/16/27	GBP	81,400	112,976,038
Campbell Soup Co., Sr. Unsec’d. Notes(a)	3.125	04/24/50		31,730	31,611,798
Co-operative Group Holdings 2011 Ltd. (United Kingdom), Gtd. Notes	7.500	07/08/26	GBP	5,910	9,862,708
JBS USA Food Co., Gtd. Notes, 144A	5.750	01/15/28		6,500	6,871,144
JBS USA LUX SA/JBS USA Finance, Inc., Gtd. Notes, 144A	6.750	02/15/28		1,300	1,426,750
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A	6.500	04/15/29		19,880	22,366,259
Sr. Unsec’d. Notes, 144A	5.500	01/15/30		13,075	14,613,607
Kraft Heinz Foods Co.,
Gtd. Notes	3.000	06/01/26		20,540	21,844,737
Gtd. Notes	4.375	06/01/46		27,652	31,805,187
Gtd. Notes	4.625	10/01/39		11,930	14,135,442
Gtd. Notes(a)	4.875	10/01/49		9,966	12,399,143
Gtd. Notes	5.000	07/15/35		3,204	3,967,728
Gtd. Notes	5.200	07/15/45		11,095	14,057,440
Kroger Co. (The),
Sr. Unsec’d. Notes(a)	2.950	11/01/21		18,925	19,007,746

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Foods (cont’d.)
Kroger Co. (The), (cont’d.)
Sr. Unsec’d. Notes	3.875%	10/15/46	5,820	$6,572,852
Sr. Unsec’d. Notes	4.450	02/01/47	800	975,056
Mars, Inc.,
Gtd. Notes, 144A	3.875	04/01/39	14,850	17,799,030
Gtd. Notes, 144A	4.200	04/01/59	12,865	16,710,338

Mondelez International Holdings Netherlands BV, Gtd. Notes, 144A	2.000	10/28/21	28,070	28,146,584
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A(a)	4.250	04/15/31	13,000	13,836,341
Gtd. Notes, 144A	5.875	09/30/27	800	855,372
Post Holdings, Inc.,
Gtd. Notes, 144A	4.625	04/15/30	50	50,944
Gtd. Notes, 144A	5.500	12/15/29	58	62,133
Gtd. Notes, 144A(a)	5.625	01/15/28	500	527,496
Sr. Unsec’d. Notes, 144A(a)	4.500	09/15/31	5,220	5,280,754
Tyson Foods, Inc.,
Sr. Unsec’d. Notes	5.100	09/28/48	37,033	49,915,882
Sr. Unsec’d. Notes	5.150	08/15/44	2,615	3,449,039
				863,853,292
Forest Products & Paper 0.0%
Georgia-Pacific LLC, Sr. Unsec’d. Notes	7.375	12/01/25	3,697	4,699,618
International Paper Co.,
Sr. Unsec’d. Notes(a)	5.000	09/15/35	4,350	5,584,064
Sr. Unsec’d. Notes	7.300	11/15/39	1,320	2,103,283

Inversiones CMPC S.A. Branch (Chile), Gtd. Notes, 144A(a)	4.500	04/25/22	6,200	6,301,362
				18,688,327
Gas 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.500	05/20/25	3,088	3,404,341
Sr. Unsec’d. Notes	5.625	05/20/24	5,440	5,946,541
Sr. Unsec’d. Notes	5.750	05/20/27	19,968	22,493,714
Sr. Unsec’d. Notes	5.875	08/20/26	13,975	15,657,712

CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	5.850	01/15/41	1,130	1,593,002

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Gas (cont’d.)
NiSource, Inc.,
Sr. Unsec’d. Notes	3.600%	05/01/30		11,180	$12,535,715
Sr. Unsec’d. Notes	4.375	05/15/47		12,940	15,891,209
Sr. Unsec’d. Notes	4.800	02/15/44		3,815	4,897,089

Piedmont Natural Gas Co., Inc., Sr. Unsec’d. Notes	3.500	06/01/29		15,235	16,941,511
Southern California Gas Co.,
First Mortgage, Series VV	4.300	01/15/49		9,350	11,893,994
Sr. Sec’d. Notes, Series UU	4.125	06/01/48		5,260	6,480,059

Southern Co. Gas Capital Corp., Gtd. Notes	4.400	06/01/43		2,700	3,282,817
					121,017,704
Healthcare-Products 0.5%
Abbott Laboratories, Sr. Unsec’d. Notes	4.900	11/30/46		1,795	2,515,495
Avantor Funding, Inc., Sr. Sec’d. Notes, 144A	2.625	11/01/25	EUR	13,350	16,271,940
DH Europe Finance II Sarl, Gtd. Notes(a)	1.350	09/18/39	EUR	50,715	63,970,797
Medtronic Global Holdings SCA,
Gtd. Notes	1.375	10/15/40	EUR	26,375	33,498,292
Gtd. Notes	1.625	03/07/31	EUR	2,720	3,638,378
Gtd. Notes	1.625	10/15/50	EUR	24,085	31,529,528
Gtd. Notes	2.250	03/07/39	EUR	10,445	15,177,967

Medtronic, Inc., Gtd. Notes	3.500	03/15/25		3,722	4,092,487
Stryker Corp., Sr. Unsec’d. Notes	2.125	11/30/27	EUR	16,050	21,429,012
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes	4.133	03/25/25		6,565	7,286,637
Sr. Unsec’d. Notes, EMTN	1.500	10/01/39	EUR	25,100	32,246,428
Sr. Unsec’d. Notes, EMTN	1.875	10/01/49	EUR	16,825	22,673,622

Zimmer Biomet Holdings, Inc., Sr. Unsec’d. Notes	2.425	12/13/26	EUR	35,000	46,567,678
					300,898,261
Healthcare-Services 1.5%
Advocate Health & Hospitals Corp.,
Sr. Unsec’d. Notes	3.387	10/15/49		8,685	9,881,416

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)
Advocate Health & Hospitals Corp., (cont’d.)
Sr. Unsec’d. Notes	4.272%	08/15/48	12,775	$16,500,341
Unsec’d. Notes, Series 2020	2.211	06/15/30	14,025	14,537,903
Unsec’d. Notes, Series 2020	3.008	06/15/50	23,620	25,169,595
Aetna, Inc.,
Sr. Unsec’d. Notes	3.500	11/15/24	13,570	14,656,931
Sr. Unsec’d. Notes	4.500	05/15/42	4,540	5,571,797
Sr. Unsec’d. Notes	6.750	12/15/37	5,365	8,043,440
Anthem, Inc.,
Sr. Unsec’d. Notes	2.875	09/15/29	10,600	11,420,956
Sr. Unsec’d. Notes	3.650	12/01/27	4,825	5,437,897
Sr. Unsec’d. Notes	4.101	03/01/28	7,840	9,038,588
Sr. Unsec’d. Notes	4.650	01/15/43	1,650	2,102,930
Ascension Health,
Sr. Unsec’d. Notes(a)	3.945	11/15/46	3,020	3,779,591
Sr. Unsec’d. Notes, Series B	2.532	11/15/29	29,625	31,661,117
Sr. Unsec’d. Notes, Series B(a)	3.106	11/15/39	4,680	5,116,941

BayCare Health System, Inc., Sr. Unsec’d. Notes, Series 2020	3.831	11/15/50	14,365	17,914,381
Centene Corp., Sr. Unsec’d. Notes(a)	4.250	12/15/27	3,235	3,408,851
DaVita, Inc.,
Gtd. Notes, 144A	3.750	02/15/31	50	48,625
Gtd. Notes, 144A(a)	4.625	06/01/30	6,845	7,072,399

Hackensack Meridian Health, Inc., Sec’d. Notes, Series 2020	2.675	09/01/41	40,545	41,046,760
HCA, Inc.,
Gtd. Notes(a)	3.500	09/01/30	13,975	15,129,816
Gtd. Notes	5.375	02/01/25	11,497	13,016,296
Gtd. Notes(a)	5.375	09/01/26	2,483	2,885,462
Gtd. Notes	5.875	02/15/26	323	376,395
Gtd. Notes	7.500	11/06/33	20,412	29,055,745
Gtd. Notes, MTN	7.750	07/15/36	20,400	28,782,643
Sr. Sec’d. Notes	4.750	05/01/23	2,204	2,359,293
Sr. Sec’d. Notes	5.125	06/15/39	16,905	21,551,184
Sr. Sec’d. Notes	5.250	06/15/49	15,455	20,270,495
Humana, Inc.,
Sr. Unsec’d. Notes(a)	3.950	03/15/27	6,745	7,617,036
Sr. Unsec’d. Notes	4.875	04/01/30	100,000	122,046,197

Indiana University Health, Inc. Obligated Group, Sec’d. Notes	3.970	11/01/48	10,475	13,080,568

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)

IQVIA, Inc., Gtd. Notes, 144A	2.250%	01/15/28	EUR	25,700	$30,871,034
Kaiser Foundation Hospitals,
Gtd. Notes(a)	4.150	05/01/47		15,275	19,447,005
Gtd. Notes, Series 2019	3.266	11/01/49		21,296	23,689,065
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes	3.250	09/01/24		14,680	15,713,961
Sr. Unsec’d. Notes(a)	3.600	09/01/27		9,765	10,913,140

Legacy LifePoint Health LLC, Sr. Sec’d. Notes, 144A	6.750	04/15/25		5,437	5,744,206
Mayo Clinic, Unsec’d. Notes, Series 2016	4.128	11/15/52		8,312	10,864,299
MEDNAX, Inc., Gtd. Notes, 144A	6.250	01/15/27		2,311	2,438,118
Memorial Sloan-Kettering Cancer Center, Sr. Unsec’d. Notes	4.125	07/01/52		675	879,085
Methodist Hospital (The), Unsec’d. Notes, Series 20A	2.705	12/01/50		32,095	32,249,739
MidMichigan Health, Sec’d. Notes, Series 2020(a)	3.409	06/01/50		17,745	19,830,120
Montefiore Obligated Group, Unsec’d. Notes	4.287	09/01/50		8,570	9,260,195
New York & Presbyterian Hospital (The),
Unsec’d. Notes	4.763	08/01/2116		3,615	5,191,445
Unsec’d. Notes, Series 2019	3.954	08/01/2119		14,835	18,416,493

NYU Langone Hospitals, Sec’d. Notes	4.784	07/01/44		6,375	8,418,898
Orlando Health Obligated Group, Sr. Unsec’d. Notes	3.327	10/01/50		9,850	10,732,562
PeaceHealth Obligated Group, Sr. Unsec’d. Notes, Series 2020	3.218	11/15/50		17,845	19,337,392
Providence St Joseph Health Obligated Group, Unsec’d. Notes, Series I	3.744	10/01/47		2,900	3,398,605
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes(a)	2.950	06/30/30		13,180	14,182,513
Sr. Unsec’d. Notes	3.500	03/30/25		8,005	8,712,873

Surgery Center Holdings, Inc., Gtd. Notes, 144A(a)	10.000	04/15/27		2,450	2,669,042
Tenet Healthcare Corp.,
Gtd. Notes, 144A	6.125	10/01/28		18,874	20,098,097
Sec’d. Notes, 144A	6.250	02/01/27		23,070	24,041,053
Sr. Sec’d. Notes, 144A	4.625	06/15/28		1,730	1,788,090

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)
Tenet Healthcare Corp., (cont’d.)
Sr. Sec’d. Notes, 144A(a)	4.875%	01/01/26	8,465	$8,756,698
Sr. Sec’d. Notes, 144A	5.125	11/01/27	35,759	37,523,769
Sr. Unsec’d. Notes	6.750	06/15/23	2,275	2,471,441
Texas Health Resources,
Sec’d. Notes	4.330	11/15/55	3,450	4,677,238
Sec’d. Notes, Series 2019	3.372	11/15/51	2,250	2,504,886
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	2.750	05/15/40	14,785	15,322,117
Sr. Unsec’d. Notes	3.375	04/15/27	19,080	21,339,407
Sr. Unsec’d. Notes	4.375	03/15/42	615	776,853
Sr. Unsec’d. Notes	4.625	07/15/35	5,475	7,047,042
Sr. Unsec’d. Notes	4.625	11/15/41	1,725	2,234,837
Sr. Unsec’d. Notes	5.700	10/15/40	185	267,153
Sr. Unsec’d. Notes	5.800	03/15/36	669	960,594

Willis-Knighton Medical Center, Sec’d. Notes, Series 2018(a)	4.813	09/01/48	3,060	4,040,716
				935,391,370
Holding Companies-Diversified 0.0%
CK Hutchison International 17 Ltd. (United Kingdom), Gtd. Notes, 144A	2.875	04/05/22	14,200	14,431,642
Hutchison Whampoa International 11 Ltd. (United Kingdom), Gtd. Notes	4.625	01/13/22	2,233	2,274,399
				16,706,041
Home Builders 0.1%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625	08/01/29	2,500	2,505,909
Sr. Unsec’d. Notes, 144A	6.750	08/01/25	6,105	6,311,044
Sr. Unsec’d. Notes, 144A	9.875	04/01/27	7,378	8,211,323
Beazer Homes USA, Inc.,
Gtd. Notes(a)	5.875	10/15/27	2,000	2,079,675
Gtd. Notes	6.750	03/15/25	59	61,039
Gtd. Notes	7.250	10/15/29	1,400	1,537,271
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A	4.875	02/15/30	1,000	1,002,349
Gtd. Notes, 144A	6.250	09/15/27	1,525	1,612,816

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Home Builders (cont’d.)
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada), (cont’d.)
Sr. Unsec’d. Notes, 144A	5.000%	06/15/29		6,025	$6,120,427

Century Communities, Inc., Gtd. Notes	6.750	06/01/27		5,575	5,952,521
KB Home,
Gtd. Notes	4.000	06/15/31		3,200	3,327,167
Gtd. Notes	4.800	11/15/29		50	54,611

Lennar Corp., Gtd. Notes	5.250	06/01/26		50	58,076
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A	4.625	03/01/30		50	51,666
Meritage Homes Corp., Gtd. Notes	6.000	06/01/25		4,300	4,884,793
PulteGroup, Inc., Gtd. Notes	5.500	03/01/26		7,476	8,756,968
STL Holding Co. LLC, Sr. Unsec’d. Notes, 144A	7.500	02/15/26		500	526,372
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.750	01/15/28		6,683	7,549,733
Gtd. Notes, 144A	5.875	06/15/27		8,150	9,240,509
Gtd. Notes, 144A	6.625	07/15/27		12,490	13,338,871
Sr. Unsec’d. Notes, 144A(a)	5.125	08/01/30		2,855	3,104,378
					86,287,518
Household Products/Wares 0.1%
Reckitt Benckiser Treasury Services PLC (United Kingdom), Gtd. Notes, 144A	2.750	06/26/24		44,410	46,895,238
Spectrum Brands, Inc.,
Gtd. Notes	5.750	07/15/25		43	44,156
Gtd. Notes, 144A	4.000	10/01/26	EUR	15,000	18,172,330
					65,111,724
Housewares 0.0%
Newell Brands, Inc., Sr. Unsec’d. Notes	4.700	04/01/26		20,095	22,387,920
Scotts Miracle-Gro Co. (The), Gtd. Notes	5.250	12/15/26		52	54,098
					22,442,018

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Insurance 0.7%
American International Group, Inc.,
Sr. Unsec’d. Notes	1.875%	06/21/27	EUR	46,400	$59,962,939
Sr. Unsec’d. Notes	3.875	01/15/35		500	578,132
Sr. Unsec’d. Notes	3.900	04/01/26		26,880	29,984,660
Sr. Unsec’d. Notes	4.125	02/15/24		280	304,348
Sr. Unsec’d. Notes	4.375	01/15/55		4,360	5,474,991
Sr. Unsec’d. Notes	4.500	07/16/44		2,449	3,057,812

Arch Capital Finance LLC, Gtd. Notes	5.031	12/15/46		6,475	8,654,526
Arch Capital Group US, Inc., Gtd. Notes	5.144	11/01/43		2,250	3,029,117
Berkshire Hathaway Finance Corp.,
Gtd. Notes	2.850	10/15/50		9,400	9,587,207
Gtd. Notes	4.300	05/15/43		4,365	5,552,485
CNA Financial Corp.,
Sr. Unsec’d. Notes	3.900	05/01/29		16,610	18,952,571
Sr. Unsec’d. Notes	3.950	05/15/24		18,435	19,983,852
Sr. Unsec’d. Notes	4.500	03/01/26		12,000	13,666,486

Everest Reinsurance Holdings, Inc., Sr. Unsec’d. Notes	3.500	10/15/50		27,295	29,920,694
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes	4.300	04/15/43		480	583,403
Sr. Unsec’d. Notes	5.950	10/15/36		755	1,060,882
Sr. Unsec’d. Notes	6.100	10/01/41		995	1,452,259

Liberty Mutual Finance Europe DAC, Gtd. Notes, 144A	1.750	03/27/24	EUR	15,700	19,514,806
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	3.950	05/15/60		26,250	29,599,530
Gtd. Notes, 144A	3.951	10/15/50		13,748	15,580,594
Gtd. Notes, 144A	4.569	02/01/29		1,675	1,984,366
Lincoln National Corp.,
Sr. Unsec’d. Notes	3.050	01/15/30		10,985	11,922,332
Sr. Unsec’d. Notes	6.300	10/09/37		3,930	5,655,247
Sr. Unsec’d. Notes	7.000	06/15/40		6,700	10,511,739
Markel Corp.,
Sr. Unsec’d. Notes	5.000	03/30/43		300	376,176
Sr. Unsec’d. Notes	5.000	04/05/46		7,530	9,933,911
Sr. Unsec’d. Notes	5.000	05/20/49		14,057	18,603,034

Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A	3.625	09/30/59		758	847,528
Principal Financial Group, Inc.,
Gtd. Notes	4.300	11/15/46		7,190	8,939,241

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Insurance (cont’d.)
Principal Financial Group, Inc., (cont’d.)
Gtd. Notes	4.350%	05/15/43		3,100	$3,826,823
Gtd. Notes	4.625	09/15/42		275	348,891

Progressive Corp. (The), Jr. Sub. Notes, Series B	5.375(ff)	03/15/23(oo)		15,110	15,795,337
Sompo International Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes	7.000	07/15/34		525	739,006
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A	4.900	09/15/44		16,598	22,063,261
Sub. Notes, 144A	6.850	12/16/39		325	500,424

W.R. Berkley Corp., Sr. Unsec’d. Notes	4.625	03/15/22		2,675	2,743,231
Willis North America, Inc., Gtd. Notes	3.600	05/15/24		20,670	22,177,565
					413,469,406
Internet 0.1%
Cablevision Lightpath LLC, Sr. Sec’d. Notes, 144A	3.875	09/15/27		200	198,229
Expedia Group, Inc., Gtd. Notes	2.950	03/15/31		27,000	27,723,600
United Group BV (Netherlands), Sr. Sec’d. Notes	4.875	07/01/24	EUR	7,900	9,475,637
					37,397,466
Iron/Steel 0.3%
Big River Steel LLC/BRS Finance Corp., Sr. Sec’d. Notes, 144A	6.625	01/31/29		50	54,924
thyssenkrupp AG (Germany),
Sr. Unsec’d. Notes	1.375	03/03/22	EUR	126,900	150,794,885
Sr. Unsec’d. Notes, EMTN	2.875	02/22/24	EUR	100	121,194
					150,971,003
Lodging 0.2%
Hilton Domestic Operating Co., Inc.,
Gtd. Notes	4.875	01/15/30		50	53,576
Gtd. Notes, 144A	3.625	02/15/32		20,150	20,103,279
Gtd. Notes, 144A(a)	3.750	05/01/29		6,050	6,134,949
Gtd. Notes, 144A	5.750	05/01/28		50	53,875

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Lodging (cont’d.)

Las Vegas Sands Corp., Sr. Unsec’d. Notes(a)	3.900%	08/08/29		2,250	$2,388,555
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series GG	3.500	10/15/32		17,030	18,378,601
Sr. Unsec’d. Notes, Series R	3.125	06/15/26		37,700	40,364,832
MGM Resorts International,
Gtd. Notes	4.625	09/01/26		500	523,755
Gtd. Notes	4.750	10/15/28		6,300	6,648,245
Gtd. Notes(a)	5.500	04/15/27		2,732	2,968,786
Gtd. Notes	6.750	05/01/25		3,050	3,238,825
Gtd. Notes	7.750	03/15/22		50	51,875

Sands China Ltd. (Macau), Sr. Unsec’d. Notes	5.125	08/08/25		10,815	12,100,108
Wynn Macau Ltd. (Macau), Sr. Unsec’d. Notes, 144A	5.500	01/15/26		13,500	13,940,100
					126,949,361
Machinery-Construction & Mining 0.0%
Caterpillar, Inc., Sr. Unsec’d. Notes(a)	2.600	04/09/30		15,115	16,254,445
Machinery-Diversified 0.3%
TK Elevator Midco GmbH (Germany),
Sr. Sec’d. Notes, 3 Month EURIBOR + 4.750% (Cap N/A, Floor 4.750%)	4.750(c)	07/15/27	EUR	24,306	29,159,683
Sr. Sec’d. Notes, 144A	4.375	07/15/27	EUR	43,500	54,034,863
Vertical Holdco GmbH (Germany),
Sr. Unsec’d. Notes	6.625	07/15/28	EUR	31,907	40,311,726
Sr. Unsec’d. Notes, 144A	6.625	07/15/28	EUR	27,700	34,996,546

Westinghouse Air Brake Technologies Corp., Gtd. Notes	4.950	09/15/28		11,817	13,850,274
Xylem, Inc., Sr. Unsec’d. Notes	4.875	10/01/21		1,505	1,515,488
					173,868,580
Media 1.5%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes	4.500	05/01/32		18,200	19,039,084
Sr. Unsec’d. Notes, 144A	4.250	02/01/31		12,250	12,632,559
Sr. Unsec’d. Notes, 144A(a)	4.500	06/01/33		4,675	4,862,093

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)
CCO Holdings LLC/CCO Holdings Capital Corp., (cont’d.)
Sr. Unsec’d. Notes, 144A	4.750%	03/01/30	11,025	$11,693,964
Sr. Unsec’d. Notes, 144A	5.375	06/01/29	22,933	25,047,280
Sr. Unsec’d. Notes, 144A	5.500	05/01/26	34,112	35,261,621
Sr. Unsec’d. Notes, 144A	5.750	02/15/26	46,115	47,678,440
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	3.700	04/01/51	91,756	92,622,369
Sr. Sec’d. Notes	3.900	06/01/52	15,490	16,065,034
Sr. Sec’d. Notes	4.800	03/01/50	28,253	33,215,020
Sr. Sec’d. Notes	5.125	07/01/49	40,050	48,442,720
Sr. Sec’d. Notes	5.375	04/01/38	6,070	7,584,158
Sr. Sec’d. Notes	5.375	05/01/47	26,899	33,272,636
Sr. Sec’d. Notes	5.750	04/01/48	27,908	36,163,432
Sr. Sec’d. Notes	6.384	10/23/35	7,110	9,589,708
Sr. Sec’d. Notes	6.484	10/23/45	4,326	6,092,068
Sr. Sec’d. Notes	6.834	10/23/55	7,580	11,337,980
Comcast Corp.,
Gtd. Notes(a)	3.450	02/01/50	18,790	20,882,224
Gtd. Notes	3.969	11/01/47	16	19,049
Gtd. Notes	4.150	10/15/28	35,692	41,589,624
Gtd. Notes(a)	4.250	10/15/30	21,595	25,664,583

Cox Communications, Inc., Sr. Unsec’d. Notes, 144A	3.350	09/15/26	15,505	16,958,100
CSC Holdings LLC,
Gtd. Notes, 144A	3.375	02/15/31	6,510	6,184,333
Gtd. Notes, 144A	5.375	02/01/28	208	220,072
Gtd. Notes, 144A	5.500	04/15/27	4,500	4,708,700
Sr. Unsec’d. Notes	6.750	11/15/21	50	50,756
Sr. Unsec’d. Notes, 144A	4.625	12/01/30	6,450	6,349,621
Sr. Unsec’d. Notes, 144A	7.500	04/01/28	6,465	7,056,090
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A	6.625	08/15/27	35,072	13,971,237
Sr. Sec’d. Notes, 144A(a)	5.375	08/15/26	14,145	8,212,683
Discovery Communications LLC,
Gtd. Notes	4.000	09/15/55	22,175	23,833,479
Gtd. Notes	5.200	09/20/47	22,906	28,986,797
Gtd. Notes	5.300	05/15/49	13,607	17,477,808
DISH DBS Corp.,
Gtd. Notes	5.000	03/15/23	50	52,273
Gtd. Notes(a)	7.375	07/01/28	1,345	1,455,469

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Media (cont’d.)
DISH DBS Corp., (cont’d.)
Gtd. Notes(a)	7.750%	07/01/26		20,697	$23,638,704
Gtd. Notes, 144A	5.125	06/01/29		17,000	16,852,302

Gray Television, Inc., Gtd. Notes, 144A	5.875	07/15/26		50	51,612
iHeartCommunications, Inc., Sr. Sec’d. Notes	6.375	05/01/26		197	208,084
Midcontinent Communications/Midcontinent Finance Corp., Gtd. Notes, 144A	5.375	08/15/27		67	69,732
Radiate Holdco LLC/Radiate Finance, Inc., Sr. Unsec’d. Notes, 144A	6.500	09/15/28		367	380,965
Sinclair Television Group, Inc., Gtd. Notes, 144A	5.875	03/15/26		5,170	5,309,969
Time Warner Cable LLC, Sr. Sec’d. Notes	7.300	07/01/38		3,355	4,917,611
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A	5.125	02/15/25		10,700	10,876,028
Sr. Sec’d. Notes, 144A	6.625	06/01/27		50	53,798
ViacomCBS, Inc.,
Sr. Unsec’d. Notes	4.375	03/15/43		9,107	10,754,268
Sr. Unsec’d. Notes	5.850	09/01/43		7,535	10,484,318

Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes	5.000	04/15/27	GBP	23,479	33,900,448
Virgin Media Vendor Financing Notes III DAC (United Kingdom), Gtd. Notes	4.875	07/15/28	GBP	10,800	15,278,460
Ziggo BV (Netherlands),
Sr. Sec’d. Notes	2.875	01/15/30	EUR	4,748	5,680,270
Sr. Sec’d. Notes	4.250	01/15/27	EUR	70,030	85,773,453
					898,503,086
Mining 0.1%
Barrick North America Finance LLC (Canada), Gtd. Notes	5.750	05/01/43		14,510	20,852,116
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	7.250	04/01/23		200	203,750
Gtd. Notes, 144A	7.500	04/01/25		500	518,419
Freeport-McMoRan, Inc.,
Gtd. Notes	4.375	08/01/28		50	52,892

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Mining (cont’d.)
Freeport-McMoRan, Inc., (cont’d.)
Gtd. Notes	4.550%	11/14/24		50	$54,359

New Gold, Inc. (Canada), Gtd. Notes, 144A	6.375	05/15/25		59	60,800
Novelis Corp., Gtd. Notes, 144A	4.750	01/30/30		50	53,261
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes(a)	3.500	11/08/22		3,108	3,217,110
Sr. Unsec’d. Notes	6.750	04/16/40		6,498	9,193,823
Sr. Unsec’d. Notes	7.500	07/27/35		260	376,052
Teck Resources Ltd. (Canada),
Sr. Unsec’d. Notes	5.200	03/01/42		3,050	3,713,881
Sr. Unsec’d. Notes	5.400	02/01/43		1,000	1,248,865
Sr. Unsec’d. Notes(a)	6.000	08/15/40		9,014	11,744,561
Sr. Unsec’d. Notes	6.125	10/01/35		23,727	31,223,175
Sr. Unsec’d. Notes(a)	6.250	07/15/41		1,162	1,568,280
					84,081,344
Miscellaneous Manufacturing 0.4%
Amsted Industries, Inc.,
Gtd. Notes, 144A	5.625	07/01/27		500	525,198
Sr. Unsec’d. Notes, 144A	4.625	05/15/30		347	357,516
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A(a)	7.125	06/15/26		18,170	18,922,538
Sr. Unsec’d. Notes, 144A	7.500	12/01/24		54,550	56,784,314
Sr. Unsec’d. Notes, 144A(a)	7.500	03/15/25		47,852	48,847,998
Sr. Unsec’d. Notes, 144A	7.875	04/15/27		58,156	60,252,032

General Electric Co., Sr. Unsec’d. Notes, EMTN	4.208	12/06/21	SEK	28,000	3,288,284
Pentair Finance Sarl, Gtd. Notes	4.500	07/01/29		1,300	1,524,704
Siemens Financieringsmaatschappij NV (Germany), Gtd. Notes, 144A	3.250	05/27/25		24,400	26,615,613
Textron, Inc., Sr. Unsec’d. Notes	4.000	03/15/26		3,775	4,247,011
					221,365,208
Multi-National 0.7%
African Development Bank (Supranational Bank), Sr. Unsec’d. Notes	7.375	04/06/23		5,396	6,028,317

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Multi-National (cont’d.)
Asian Development Bank (Supranational Bank),
Sr. Unsec’d. Notes	5.820%	06/16/28	34,285	$44,993,698
Sr. Unsec’d. Notes	6.220	08/15/27	4,120	5,305,727
Sr. Unsec’d. Notes	6.375	10/01/28	2,560	3,471,719
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes	2.125	09/27/21	31,240	31,311,010
Sr. Unsec’d. Notes	2.750	01/06/23	17,745	18,295,587
Sr. Unsec’d. Notes	3.250	02/11/22	8,405	8,530,072
Sr. Unsec’d. Notes	3.750	11/23/23	10,400	11,076,665
Sr. Unsec’d. Notes	4.375	06/15/22	16,587	17,144,888

European Bank for Reconstruction & Development (Supranational Bank), Sr. Unsec’d. Notes, EMTN	0.500	12/19/22	1,000	999,305
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes, EMTN, 3 Month LIBOR + 0.000% (Cap 2.590%, Floor 0.000%)	0.251(c)	12/29/26	3,500	3,391,148
Sr. Unsec’d. Notes, EMTN, 3 Month LIBOR + 0.250% (Cap 2.000%, Floor 0.000%)	0.406(c)	02/16/24	6,838	6,815,396
Sr. Unsec’d. Notes, EMTN	1.200(cc)	08/10/26	1,900	1,895,762
Inter-American Development Bank (Supranational Bank),
Notes	6.800	10/15/25	14,240	17,607,706
Sr. Unsec’d. Notes	7.000	06/15/25	4,414	5,463,730
Sr. Unsec’d. Notes, EMTN	0.500	04/17/23	2,000	1,996,704
Unsec’d. Notes	6.950	08/01/26	2,000	2,555,017
Unsec’d. Notes, MTN	6.290	07/16/27	2,756	3,515,983
Unsec’d. Notes, MTN	6.750	07/15/27	13,630	17,724,668
International Bank for Reconstruction & Development (Supranational Bank),
Notes, EMTN	0.500	12/05/22	60,500	60,629,908
Notes, EMTN	0.500	02/07/23	9,000	8,978,898
Notes, MTN	1.237(s)	10/31/30	3,739	3,162,489
Sr. Unsec’d. Notes	2.812(cc)	06/30/34	8,591	7,470,687
Sr. Unsec’d. Notes, MTN	(0.692)(s)	09/02/46	20,000	23,930,000
Sr. Unsec’d. Notes, MTN	(0.537)(s)	09/02/46	20,000	22,999,600
Sr. Unsec’d. Notes, MTN	3.213(cc)	07/31/34	4,605	4,198,902
Sr. Unsec’d. Notes, MTN	5.915(cc)	11/28/34	273	234,586
Sr. Unsec’d. Notes, MTN	5.949(cc)	08/28/34	853	753,894
Unsec’d. Notes, MTN	3.448(s)	09/17/30	2,250	1,924,923
International Finance Corp. (Supranational Bank),
Sr. Unsec’d. Notes, GMTN	(0.740)(s)	09/22/46	15,000	18,194,100
Sr. Unsec’d. Notes, GMTN	(0.563)(s)	09/22/46	15,000	17,386,200

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Multi-National (cont’d.)

North American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	2.400%	10/26/22	16,376	$16,684,505
				394,671,794
Office/Business Equipment 0.0%
CDW LLC/CDW Finance Corp.,
Gtd. Notes	3.250	02/15/29	50	50,356
Gtd. Notes	4.125	05/01/25	228	236,729
				287,085
Oil & Gas 2.6%
Aethon United BR LP/Aethon United Finance Corp., Sr. Unsec’d. Notes, 144A	8.250	02/15/26	14,625	15,646,789
Aker BP ASA (Norway), Sr. Unsec’d. Notes, 144A(a)	2.875	01/15/26	3,834	4,073,405
Antero Resources Corp.,
Gtd. Notes	5.000	03/01/25	12,810	13,032,726
Gtd. Notes, 144A	8.375	07/15/26	9,701	10,980,704
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	7.000	11/01/26	15,411	15,927,326
Gtd. Notes, 144A	9.000	11/01/27	12,152	16,637,212
Sr. Unsec’d. Notes, 144A	8.250	12/31/28	10,775	11,628,109
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	4.400	04/15/29	15,850	18,007,273
Sr. Unsec’d. Notes	5.250	06/15/37	29,438	35,499,614
Sr. Unsec’d. Notes(a)	5.400	06/15/47	14,665	18,321,883
Sr. Unsec’d. Notes(a)	6.750	11/15/39	23,573	32,096,906
Sr. Unsec’d. Notes	6.800	09/15/37	6,150	8,184,299
Chesapeake Energy Corp.,
Gtd. Notes, 144A	5.500	02/01/26	2,950	3,079,401
Gtd. Notes, 144A	5.875	02/01/29	3,050	3,257,818
Chevron USA, Inc.,
Gtd. Notes(a)	3.900	11/15/24	3,700	4,064,815
Gtd. Notes	5.050	11/15/44	16,811	22,950,765
Gtd. Notes(a)	5.250	11/15/43	10,900	15,131,524
Gtd. Notes	6.000	03/01/41	2,317	3,456,434

Citgo Holding, Inc., Sr. Sec’d. Notes, 144A(a)	9.250	08/01/24	4,450	4,438,294

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)

CITGO Petroleum Corp., Sr. Sec’d. Notes, 144A	7.000%	06/15/25	3,600	$3,692,966
CNX Resources Corp., Gtd. Notes, 144A	7.250	03/14/27	18,725	19,958,206
ConocoPhillips,
Gtd. Notes, 144A	3.750	10/01/27	8,965	10,165,836
Gtd. Notes, 144A(a)	4.300	08/15/28	8,889	10,407,894
Gtd. Notes, 144A	4.850	08/15/48	7,865	10,500,109
Gtd. Notes, 144A	4.875	10/01/47	8,894	11,858,518
Continental Resources, Inc.,
Gtd. Notes(a)	3.800	06/01/24	12,160	12,746,509
Gtd. Notes(a)	4.500	04/15/23	3,915	4,068,075

CrownRock LP/CrownRock Finance, Inc., Sr. Unsec’d. Notes, 144A	5.625	10/15/25	500	512,600
Devon Energy Corp.,
Sr. Unsec’d. Notes	5.600	07/15/41	14,172	17,701,808
Sr. Unsec’d. Notes, 144A	5.250	09/15/24	50	55,640
Sr. Unsec’d. Notes, 144A	5.250	10/15/27	113	120,668
Sr. Unsec’d. Notes, 144A	5.875	06/15/28	32	35,362
Sr. Unsec’d. Notes, 144A	8.250	08/01/23	500	566,641
Diamondback Energy, Inc.,
Gtd. Notes	3.250	12/01/26	56,435	60,869,512
Gtd. Notes(a)	3.500	12/01/29	20,265	21,945,456
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes(a)	5.375	06/26/26	3,434	3,763,335
Sr. Unsec’d. Notes	5.875	09/18/23	60,641	65,324,032
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A	5.750	01/30/28	10,493	11,017,448
Sr. Unsec’d. Notes, 144A	6.625	07/15/25	50	52,893
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A	4.500	03/30/24	15,000	15,269,613
Sr. Sec’d. Notes, 144A	4.875	03/30/26	9,500	9,717,587
Sr. Sec’d. Notes, 144A(a)	5.375	03/30/28	8,300	8,493,181

Eni SpA (Italy), Sr. Unsec’d. Notes, Series XR, 144A	4.000	09/12/23	4,275	4,562,229
EQT Corp.,
Sr. Unsec’d. Notes	3.900	10/01/27	50	54,174
Sr. Unsec’d. Notes	8.500	02/01/30	50	65,682
Equinor ASA (Norway),
Gtd. Notes	3.700	04/06/50	20,155	23,774,680
Gtd. Notes	4.250	11/23/41	9,026	11,170,384

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)

Exxon Mobil Corp., Sr. Unsec’d. Notes(a)	3.452%	04/15/51		57,465	$64,187,921
Gazprom PJSC Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, 144A	4.950	07/19/22		500	518,789
Sr. Unsec’d. Notes, 144A	6.510	03/07/22		8,157	8,431,273
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	02/01/29		6,066	6,200,961
Sr. Unsec’d. Notes, 144A	6.000	02/01/31		3,200	3,337,745
Sr. Unsec’d. Notes, 144A	6.250	11/01/28		4,320	4,506,132
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A	4.750	04/24/25		14,525	16,254,662
Sr. Unsec’d. Notes, 144A	4.750	04/19/27		3,000	3,418,107

Marathon Petroleum Corp., Sr. Unsec’d. Notes	5.850	12/15/45		9,983	13,099,622
MEG Energy Corp. (Canada),
Gtd. Notes, 144A	5.875	02/01/29		1,850	1,910,142
Gtd. Notes, 144A	7.125	02/01/27		8,860	9,328,489
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	4.895(s)	10/10/36		167,810	87,593,194
Sr. Unsec’d. Notes	3.500	08/15/29		50	49,869
Sr. Unsec’d. Notes	6.200	03/15/40		4,200	4,866,902
Sr. Unsec’d. Notes	6.450	09/15/36		12,600	15,193,024
Sr. Unsec’d. Notes	6.625	09/01/30		50	60,986
Sr. Unsec’d. Notes	6.950	07/01/24		1,541	1,718,412
Sr. Unsec’d. Notes	7.950	06/15/39		1,600	2,092,776
Ovintiv Exploration, Inc.,
Gtd. Notes(a)	5.375	01/01/26		35,890	40,471,109
Gtd. Notes	5.625	07/01/24		26,621	29,449,784
Ovintiv, Inc.,
Gtd. Notes(a)	6.500	08/15/34		9,845	13,108,987
Gtd. Notes	6.625	08/15/37		2,720	3,701,822
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes	4.875	05/03/22		10,861	11,202,433
Sr. Unsec’d. Notes, EMTN	5.625	05/20/43		2,155	2,561,180
Petrobras Global Finance BV (Brazil),
Gtd. Notes	5.093	01/15/30		11,124	12,047,095
Gtd. Notes(a)	5.600	01/03/31		33,282	37,106,811
Gtd. Notes	6.625	01/16/34	GBP	22,380	35,913,360
Gtd. Notes	7.250	03/17/44		2,400	2,894,928
Gtd. Notes	7.375	01/17/27		18,600	22,603,541
Gtd. Notes, EMTN	6.250	12/14/26	GBP	1,000	1,591,377

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Petroleos Mexicanos (Mexico),
Gtd. Notes	2.500%	11/24/22	EUR	14,500	$17,323,782
Gtd. Notes	3.500	01/30/23		8,103	8,247,508
Gtd. Notes	4.750	02/26/29	EUR	14,826	17,188,743
Gtd. Notes	6.350	02/12/48		40,644	34,767,346
Gtd. Notes	6.490	01/23/27		24,393	25,895,993
Gtd. Notes	6.500	03/13/27		45,300	48,131,140
Gtd. Notes	6.500	01/23/29		19,625	20,337,543
Gtd. Notes	6.625	06/15/35		2,920	2,828,710
Gtd. Notes	6.625	06/15/38		10,676	9,898,233
Gtd. Notes	6.840	01/23/30		13,189	13,750,022
Gtd. Notes	9.500	09/15/27		1,590	1,855,737
Gtd. Notes, EMTN	1.875	04/21/22	EUR	5,800	6,873,489
Gtd. Notes, EMTN	2.500	08/21/21	EUR	29,160	34,597,451
Gtd. Notes, EMTN	3.750	02/21/24	EUR	29,100	35,262,055
Gtd. Notes, EMTN	3.750	11/16/25	GBP	4,120	5,558,005
Gtd. Notes, EMTN	4.875	02/21/28	EUR	39,310	46,577,621
Gtd. Notes, EMTN	5.125	03/15/23	EUR	1,600	1,985,782
Gtd. Notes, EMTN	8.250	06/02/22	GBP	2,753	4,015,646
Gtd. Notes, MTN(a)	6.750	09/21/47		42,343	37,597,614
Gtd. Notes, MTN	6.875	08/04/26		9,235	10,130,864
U.S. Gov’t. Gtd. Notes, 3 Month LIBOR + 0.430%	0.586(c)	02/15/24		6,050	6,062,629
U.S. Gov’t. Gtd. Notes	1.950	12/20/22		1,881	1,934,908
Phillips 66,
Gtd. Notes(a)	2.150	12/15/30		2,150	2,127,937
Gtd. Notes	4.650	11/15/34		2,965	3,561,739

Pioneer Natural Resources Co., Sr. Unsec’d. Notes(a)	1.900	08/15/30		17,245	16,756,612
Qatar Petroleum (Qatar),
Sr. Unsec’d. Notes, 144A	1.375	09/12/26		22,400	22,492,525
Sr. Unsec’d. Notes, 144A	3.125	07/12/41		22,410	23,265,177

Range Resources Corp., Gtd. Notes	9.250	02/01/26		13,320	14,460,567
Reliance Industries Ltd. (India), Sr. Unsec’d. Notes, 144A	5.400	02/14/22		4,773	4,889,557
Sinopec Group Overseas Development 2016 Ltd. (China), Gtd. Notes	2.000	09/29/21		2,600	2,605,552
Sunoco LP/Sunoco Finance Corp., Gtd. Notes	5.500	02/15/26		50	51,460
Transocean, Inc.,
Gtd. Notes, 144A	7.500	01/15/26		4,450	3,441,619

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Transocean, Inc., (cont’d.)
Gtd. Notes, 144A	8.000%	02/01/27		9,750	$7,201,318
Valero Energy Corp.,
Sr. Unsec’d. Notes	3.400	09/15/26		26,215	28,462,566
Sr. Unsec’d. Notes(a)	4.000	04/01/29		7,585	8,499,089
					1,578,944,307
Oil & Gas Services 0.0%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., Sr. Unsec’d. Notes	4.486	05/01/30		15,000	17,910,007
Cameron International Corp., Gtd. Notes	5.950	06/01/41		2,775	3,662,178
					21,572,185
Packaging & Containers 0.1%
ARD Finance SA (Luxembourg),
Sr. Sec’d. Notes, Cash coupon 5.000% or PIK 5.750%	5.000	06/30/27	EUR	22,000	26,818,030
Sr. Sec’d. Notes, 144A, Cash coupon 5.000% or PIK 5.750%	5.000	06/30/27	EUR	42,000	51,198,057
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Sr. Sec’d. Notes, 144A	4.125	08/15/26		500	515,989
Sr. Unsec’d. Notes, 144A	5.250	08/15/27		365	372,817

Graham Packaging Co., Inc., Gtd. Notes, 144A	7.125	08/15/28		120	128,195
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A	6.375	08/15/25		1,200	1,340,668
Gtd. Notes, 144A	6.625	05/13/27		500	541,298

WestRock RKT LLC, Gtd. Notes	4.900	03/01/22		1,700	1,743,553
					82,658,607
Pharmaceuticals 2.7%
AbbVie, Inc.,
Sr. Unsec’d. Notes	3.200	11/06/22		1,112	1,146,469
Sr. Unsec’d. Notes	3.450	03/15/22		1,300	1,318,617
Sr. Unsec’d. Notes	3.600	05/14/25		14,395	15,726,769
Sr. Unsec’d. Notes	4.050	11/21/39		73,565	87,323,826

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)
AbbVie, Inc., (cont’d.)
Sr. Unsec’d. Notes	4.250%	11/21/49	96,515	$118,330,752
Sr. Unsec’d. Notes	4.400	11/06/42	25,402	31,405,321
Sr. Unsec’d. Notes	4.450	05/14/46	20,136	24,877,127
Sr. Unsec’d. Notes	4.500	05/14/35	20,670	25,413,512
Sr. Unsec’d. Notes	4.550	03/15/35	74,564	91,957,331
Sr. Unsec’d. Notes	4.700	05/14/45	37,711	47,816,049
Sr. Unsec’d. Notes	4.750	03/15/45	10,308	13,127,629
Sr. Unsec’d. Notes	4.850	06/15/44	9,795	12,715,218
Sr. Unsec’d. Notes	4.875	11/14/48	6,981	9,243,180

AdaptHealth LLC, Gtd. Notes, 144A(a)	4.625	08/01/29	1,000	995,976
AmerisourceBergen Corp., Sr. Unsec’d. Notes	3.250	03/01/25	3,875	4,166,712
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28	3,850	3,680,672
Gtd. Notes, 144A(a)	5.000	02/15/29	3,375	3,188,337
Gtd. Notes, 144A(a)	5.250	01/30/30	5,857	5,517,311
Gtd. Notes, 144A(a)	5.250	02/15/31	21,998	20,614,262
Gtd. Notes, 144A	6.125	04/15/25	9,761	9,972,778
Gtd. Notes, 144A	6.250	02/15/29	12,219	12,165,644
Gtd. Notes, 144A	7.000	01/15/28	9,675	10,152,278
Gtd. Notes, 144A	7.250	05/30/29	1,875	1,941,764
Sr. Sec’d. Notes, 144A	4.875	06/01/28	6,625	6,834,142
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes	3.363	06/06/24	32,745	35,058,818
Sr. Unsec’d. Notes	3.700	06/06/27	5,463	6,115,152
Sr. Unsec’d. Notes	3.734	12/15/24	3,958	4,307,977
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes	4.125	06/15/39	11,360	14,006,323
Sr. Unsec’d. Notes	4.250	10/26/49	8,055	10,397,091
Sr. Unsec’d. Notes	4.350	11/15/47	16,595	21,451,185
Sr. Unsec’d. Notes	4.625	05/15/44	5,340	7,116,949
Sr. Unsec’d. Notes	5.000	08/15/45	14,124	19,676,708
Cigna Corp.,
Gtd. Notes	3.250	04/15/25	20,520	22,177,177
Gtd. Notes	3.400	03/01/27	2,035	2,247,710
Gtd. Notes(a)	4.375	10/15/28	31,225	36,732,119
Gtd. Notes	4.500	02/25/26	45,070	51,480,283
Gtd. Notes	4.800	08/15/38	15,870	20,142,344
Gtd. Notes	4.800	07/15/46	26,110	33,672,456
Gtd. Notes	4.900	12/15/48	9,545	12,662,005

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)
Cigna Corp., (cont’d.)
Sr. Unsec’d. Notes(a)	2.375%	03/15/31	11,495	$11,882,840
Sr. Unsec’d. Notes	3.400	03/15/50	48,875	52,565,255
Sr. Unsec’d. Notes(a)	3.400	03/15/51	17,140	18,483,301
CVS Health Corp.,
Sr. Unsec’d. Notes(a)	1.875	02/28/31	59,410	58,785,194
Sr. Unsec’d. Notes	2.700	08/21/40	25,540	25,421,644
Sr. Unsec’d. Notes	4.300	03/25/28	6,319	7,316,799
Sr. Unsec’d. Notes	4.780	03/25/38	14,790	18,572,193
Sr. Unsec’d. Notes	5.050	03/25/48	64,268	85,583,601
Sr. Unsec’d. Notes	5.125	07/20/45	3,879	5,136,836
Sr. Unsec’d. Notes	5.300	12/05/43	7,440	10,075,374

Eli Lilly & Co., Sr. Unsec’d. Notes	4.150	03/15/59	11,970	15,653,959
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A	6.000	02/01/25	2	1,449
Gtd. Notes, 144A(a)	6.000	06/30/28	14,825	10,006,842
Sec’d. Notes, 144A(a)	9.500	07/31/27	10,250	10,281,505

Johnson & Johnson, Sr. Unsec’d. Notes	2.450	09/01/60	59,835	58,673,140
Mylan, Inc.,
Gtd. Notes	5.200	04/15/48	3,085	3,862,056
Gtd. Notes	5.400	11/29/43	38,126	48,314,683
Gtd. Notes, 144A	3.125	01/15/23	16,635	17,233,538
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes	2.875	09/23/23	37,295	38,976,978
Gtd. Notes	3.200	09/23/26	79,545	86,654,473

Utah Acquisition Sub, Inc., Gtd. Notes	5.250	06/15/46	90,976	113,292,345
Viatris, Inc.,
Gtd. Notes, 144A	3.850	06/22/40	37,725	41,135,835
Gtd. Notes, 144A	4.000	06/22/50	18,558	20,077,865
				1,614,863,678
Pipelines 1.7%
Cheniere Energy, Inc., Sr. Sec’d. Notes	4.625	10/15/28	50	52,811
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., Gtd. Notes, 144A	4.150	08/15/26	24,840	27,988,563

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
DCP Midstream Operating LP,
Gtd. Notes	5.125%	05/15/29	50	$55,767
Gtd. Notes	5.625	07/15/27	50	56,895

Eastern Gas Transmission & Storage, Inc., Sr. Unsec’d. Notes, 144A	4.600	12/15/44	245	297,820
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)	65,450	67,489,844
Jr. Sub. Notes, Series H	6.500(ff)	11/15/26(oo)	19,835	20,307,498
Sr. Unsec’d. Notes(a)	5.000	05/15/50	7,845	9,197,385
Sr. Unsec’d. Notes	5.150	03/15/45	1,222	1,421,503
Sr. Unsec’d. Notes	5.300	04/01/44	4,150	4,867,890
Sr. Unsec’d. Notes	5.300	04/15/47	6,095	7,210,662
Sr. Unsec’d. Notes	5.350	05/15/45	2,545	3,006,350
Sr. Unsec’d. Notes	5.400	10/01/47	15,294	18,417,671
Sr. Unsec’d. Notes(a)	6.050	06/01/41	2,500	3,137,352
Sr. Unsec’d. Notes	6.125	12/15/45	9,430	12,059,530
Sr. Unsec’d. Notes	6.250	04/15/49	37,960	50,043,277

Energy Transfer LP/Regency Energy Finance Corp., Sr. Unsec’d. Notes	5.000	10/01/22	535	555,806
EnLink Midstream Partners LP, Sr. Unsec’d. Notes	5.600	04/01/44	1,325	1,292,277
Enterprise Products Operating LLC,
Gtd. Notes(a)	3.200	02/15/52	49,075	49,718,877
Gtd. Notes	3.700	01/31/51	2,665	2,928,053
Gtd. Notes	3.950	01/31/60	23,145	26,037,437
Gtd. Notes	4.200	01/31/50	5,910	6,920,786
Gtd. Notes	4.900	05/15/46	28,296	35,627,480
Gtd. Notes	4.950	10/15/54	5,000	6,482,360
Gtd. Notes	5.100	02/15/45	8,450	10,828,362
Gtd. Notes, Series D	4.875(ff)	08/16/77	19,000	18,799,708
EQM Midstream Partners LP,
Sr. Unsec’d. Notes	4.750	07/15/23	2,119	2,208,777
Sr. Unsec’d. Notes	5.500	07/15/28	50	54,180
Sr. Unsec’d. Notes, 144A	6.000	07/01/25	50	54,409

Fermaca Enterprises S de RL de CV (Mexico), Sr. Sec’d. Notes, 144A	6.375	03/30/38	4,518	5,141,222
Kinder Morgan Energy Partners LP,
Gtd. Notes	5.000	03/01/43	9,958	12,223,768
Gtd. Notes	6.500	09/01/39	1,260	1,790,023
Kinder Morgan, Inc.,
Gtd. Notes(a)	2.000	02/15/31	46,190	45,446,329
Gtd. Notes(a)	3.250	08/01/50	14,950	14,808,896

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes	3.950%	03/01/50	13,250	$14,602,625
Sr. Unsec’d. Notes	4.200	12/01/42	1,600	1,767,797
Sr. Unsec’d. Notes	4.200	03/15/45	2,830	3,059,353
Sr. Unsec’d. Notes	4.200	10/03/47	6,504	7,361,449
Sr. Unsec’d. Notes	4.250	09/15/46	5,540	6,340,495
Sr. Unsec’d. Notes	5.150	10/15/43	14,820	18,824,740
Midwest Connector Capital Co. LLC,
Gtd. Notes, 144A(a)	3.625	04/01/22	13,955	14,171,380
Gtd. Notes, 144A	3.900	04/01/24	20,820	21,917,691
Gtd. Notes, 144A(a)	4.625	04/01/29	5,980	6,481,147
MPLX LP,
Sr. Unsec’d. Notes(a)	1.750	03/01/26	10,440	10,594,088
Sr. Unsec’d. Notes	4.000	03/15/28	6,490	7,293,281
Sr. Unsec’d. Notes	4.500	04/15/38	26,290	30,420,612
Sr. Unsec’d. Notes	5.200	12/01/47	2,060	2,532,999

ONEOK Partners LP, Gtd. Notes	6.850	10/15/37	1,000	1,385,372
ONEOK, Inc.,
Gtd. Notes	3.400	09/01/29	35,605	38,407,751
Gtd. Notes(a)	4.450	09/01/49	36,667	41,666,030
Gtd. Notes	4.950	07/13/47	59,765	71,504,602
Gtd. Notes	5.200	07/15/48	4,950	6,177,209
Gtd. Notes	6.000	06/15/35	4,200	5,353,712
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes	3.550	12/15/29	9,275	9,915,615
Sr. Unsec’d. Notes	4.300	01/31/43	5,000	5,129,358
Sr. Unsec’d. Notes	4.650	10/15/25	5,190	5,814,976
Sr. Unsec’d. Notes(a)	4.700	06/15/44	1,090	1,170,133
Sr. Unsec’d. Notes	4.900	02/15/45	11,823	12,949,221
Sr. Unsec’d. Notes	5.150	06/01/42	700	794,855
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	3.600	05/15/25	5,975	6,100,032
Sr. Unsec’d. Notes, 144A	6.875	04/15/40	8,000	8,413,062

Spectra Energy Partners LP, Gtd. Notes	3.375	10/15/26	5,760	6,290,111
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28	9,742	9,998,361
Gtd. Notes, 144A	6.000	03/01/27	3,423	3,542,520
Gtd. Notes, 144A	6.000	12/31/30	3,975	4,184,633
Gtd. Notes, 144A	7.500	10/01/25	5,375	5,838,096

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes	5.000%	01/15/28	50	$52,580
Gtd. Notes	5.875	04/15/26	50	52,347

Texas Eastern Transmission LP, Sr. Unsec’d. Notes, 144A	4.150	01/15/48	835	956,971
Transcontinental Gas Pipe Line Co. LLC, Sr. Unsec’d. Notes	4.600	03/15/48	20,015	24,571,474
Valero Energy Partners LP, Gtd. Notes	4.500	03/15/28	7,970	9,137,361
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	3.875	08/15/29	3,205	3,273,563
Sr. Sec’d. Notes, 144A	4.125	08/15/31	3,205	3,305,314
Western Midstream Operating LP,
Sr. Unsec’d. Notes	3.950	06/01/25	8,815	9,124,113
Sr. Unsec’d. Notes	4.000	07/01/22	700	707,507
Sr. Unsec’d. Notes	4.350	02/01/25	230	241,282
Sr. Unsec’d. Notes	4.750	08/15/28	3,250	3,535,591
Sr. Unsec’d. Notes	5.300	02/01/30	50	56,147
Sr. Unsec’d. Notes	5.450	04/01/44	875	982,188
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	3.750	06/15/27	48,036	53,657,494
Sr. Unsec’d. Notes	3.900	01/15/25	18,356	20,063,121
Sr. Unsec’d. Notes	4.000	09/15/25	8,625	9,572,528
Sr. Unsec’d. Notes	4.300	03/04/24	9,550	10,347,365
Sr. Unsec’d. Notes	4.850	03/01/48	11,950	14,756,185
Sr. Unsec’d. Notes	4.900	01/15/45	5,902	7,188,131
				1,028,114,136
Real Estate 0.1%
Five Point Operating Co. LP/Five Point Capital Corp., Gtd. Notes, 144A	7.875	11/15/25	50	52,415
Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.125	02/01/29	3,517	3,495,164
Gtd. Notes, 144A	5.375	08/01/28	500	529,608
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A	3.125	03/20/22	8,720	8,857,651
Sr. Unsec’d. Notes, 144A	3.875	03/20/27	14,600	16,323,460
				29,258,298

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) 0.6%
Alexandria Real Estate Equities, Inc., Gtd. Notes	1.875%	02/01/33		9,640	$9,345,554
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	3.650	06/15/24		14,830	15,964,111
Sr. Unsec’d. Notes(a)	4.125	05/15/29		22,019	25,199,413
Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31		4,146	4,048,759
Gtd. Notes	9.750	06/15/25		20,545	22,677,269
Sr. Unsec’d. Notes(a)	4.750	02/15/28		10,045	10,153,667
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes	3.350	09/01/24		1,260	1,335,122
Gtd. Notes	5.375	11/01/23		2,555	2,784,562
Healthpeak Properties, Inc.,
Sr. Unsec’d. Notes	3.400	02/01/25		537	578,763
Sr. Unsec’d. Notes	3.500	07/15/29		1,490	1,675,434

Highwoods Realty LP, Sr. Unsec’d. Notes	3.875	03/01/27		5,885	6,574,438
Host Hotels & Resorts LP, Sr. Unsec’d. Notes, Series I(a)	3.500	09/15/30		36,393	38,683,425
Kimco Realty Corp., Sr. Unsec’d. Notes	3.400	11/01/22		9,340	9,644,434
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., Gtd. Notes, 144A	4.625	06/15/25		2,190	2,330,306
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	3.692	06/05/28	GBP	3,000	4,472,198
Gtd. Notes(a)	5.000	10/15/27		2,866	3,031,862
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Sr. Sec’d. Notes, 144A	5.875	10/01/28		6,275	6,687,922
Sr. Sec’d. Notes, 144A	7.500	06/01/25		5,000	5,418,239

Realty Income Corp., Sr. Unsec’d. Notes	3.000	01/15/27		13,790	15,044,530
SBA Communications Corp., Sr. Unsec’d. Notes	3.875	02/15/27		50	51,527
Service Properties Trust, Sr. Unsec’d. Notes	4.350	10/01/24		30,000	30,242,369
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, Sr. Sec’d. Notes, 144A	7.875	02/15/25		2,000	2,130,541
Ventas Realty LP,
Gtd. Notes	3.500	02/01/25		5,000	5,411,501

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Ventas Realty LP, (cont’d.)
Gtd. Notes	3.850%	04/01/27		31,660	$35,707,278
Gtd. Notes	4.400	01/15/29		4,765	5,568,859

VEREIT Operating Partnership LP, Gtd. Notes	2.850	12/15/32		19,830	21,263,046
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	4.125	08/15/30		50	52,519
Gtd. Notes, 144A	4.250	12/01/26		13,075	13,598,208
Gtd. Notes, 144A	4.625	12/01/29		960	1,028,609
Welltower, Inc.,
Sr. Unsec’d. Notes	2.700	02/15/27		2,640	2,821,078
Sr. Unsec’d. Notes	2.750	01/15/31		2,250	2,368,307
Sr. Unsec’d. Notes	4.000	06/01/25		6,960	7,703,068
Sr. Unsec’d. Notes	4.125	03/15/29		1,050	1,207,920
Sr. Unsec’d. Notes	4.250	04/01/26		16,080	18,216,544

WP Carey, Inc., Sr. Unsec’d. Notes	2.400	02/01/31		12,425	12,702,944
					345,724,326
Retail 0.5%
1011778 BC ULC/New Red Finance, Inc. (Canada), Sec’d. Notes, 144A	4.000	10/15/30		25,025	24,962,863
Ambience Merger Sub, Inc., Sr. Sec’d. Notes, 144A	4.875	07/15/28		1,300	1,305,177
AutoZone, Inc., Sr. Unsec’d. Notes	3.250	04/15/25		18,000	19,441,434
Dollar General Corp., Sr. Unsec’d. Notes	4.125	04/03/50		21,425	25,818,035
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes	4.375	02/07/25	EUR	29,200	34,075,624
Sr. Sec’d. Notes	6.250	10/30/25	EUR	71,933	87,463,784
Sr. Sec’d. Notes, 144A	4.375	02/07/25	EUR	12,500	14,587,168

Home Depot, Inc. (The), Sr. Unsec’d. Notes(a)	2.800	09/14/27		1,180	1,290,605
L Brands, Inc., Gtd. Notes	5.625	10/15/23		18,638	20,431,952
O’Reilly Automotive, Inc., Sr. Unsec’d. Notes(a)	1.750	03/15/31		6,856	6,713,595
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.625	12/01/25		39,699	40,964,148

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Retail (cont’d.)

Stonegate Pub Co. Financing 2019 PLC (United Kingdom), Sr. Sec’d. Notes, 144A	8.250%	07/31/25	GBP	17,000	$24,901,288
Walgreens Boots Alliance, Inc., Sr. Unsec’d. Notes(a)	4.100	04/15/50		22,315	25,492,096
Walmart, Inc., Sr. Unsec’d. Notes(h)	3.250	07/08/29		4,530	5,116,299
					332,564,068
Savings & Loans 0.0%
People’s United Financial, Inc., Sr. Unsec’d. Notes	3.650	12/06/22		3,225	3,335,527
Semiconductors 0.8%
Broadcom, Inc.,
Gtd. Notes	3.459	09/15/26		37,546	40,987,880
Gtd. Notes	4.110	09/15/28		16,557	18,687,317
Gtd. Notes	4.250	04/15/26		6,320	7,094,331
Gtd. Notes	4.750	04/15/29		211,992	248,638,215
Gtd. Notes	5.000	04/15/30		83,970	100,191,803

Microchip Technology, Inc., Gtd. Notes	4.250	09/01/25		50	52,564
NXP BV/NXP Funding LLC (China),
Gtd. Notes, 144A	3.875	09/01/22		6,600	6,830,811
Gtd. Notes, 144A	4.625	06/01/23		16,600	17,789,024
NXP BV/NXP Funding LLC/NXP USA, Inc. (China),
Gtd. Notes, 144A	3.150	05/01/27		7,190	7,773,718
Gtd. Notes, 144A	3.400	05/01/30		9,130	10,101,541
					458,147,204
Software 0.6%
Activision Blizzard, Inc.,
Sr. Unsec’d. Notes	1.350	09/15/30		8,850	8,419,329
Sr. Unsec’d. Notes	2.500	09/15/50		53,820	49,143,648

Black Knight InfoServ LLC, Gtd. Notes, 144A	3.625	09/01/28		50	50,148
Boxer Parent Co., Inc., Sec’d. Notes, 144A	9.125	03/01/26		14,859	15,568,110
Fidelity National Information Services, Inc., Gtd. Notes	0.750	05/21/23	EUR	8,200	9,900,392

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Software (cont’d.)
Microsoft Corp.,
Sr. Unsec’d. Notes	2.525%	06/01/50		1,535	$1,536,405
Sr. Unsec’d. Notes	2.675	06/01/60		8,698	8,822,808
Sr. Unsec’d. Notes	2.921	03/17/52		19,525	21,066,350
Sr. Unsec’d. Notes	3.041	03/17/62		4,748	5,220,282
Oracle Corp.,
Sr. Unsec’d. Notes	2.950	11/15/24		32,180	34,327,851
Sr. Unsec’d. Notes	2.950	05/15/25		52,350	55,887,886
Sr. Unsec’d. Notes	3.600	04/01/50		58,375	61,184,252
Sr. Unsec’d. Notes	3.800	11/15/37		18,135	20,132,985
Sr. Unsec’d. Notes	3.850	04/01/60		58,385	62,853,321
					354,113,767
Telecommunications 2.4%
Altice France Holding SA (Luxembourg), Sr. Sec’d. Notes	8.000	05/15/27	EUR	14,000	17,857,069
Altice France SA (France), Sr. Sec’d. Notes, 144A	8.125	02/01/27		10,202	11,048,453
AT&T, Inc.,
Sr. Unsec’d. Notes	2.300	06/01/27		3,300	3,457,383
Sr. Unsec’d. Notes	3.100	02/01/43		58,525	58,395,327
Sr. Unsec’d. Notes	3.300	02/01/52		55,985	55,969,546
Sr. Unsec’d. Notes	4.050	12/15/23		13,350	14,459,384
Sr. Unsec’d. Notes	4.300	02/15/30		15,455	18,023,888
Sr. Unsec’d. Notes, 144A(a)	2.550	12/01/33		21,058	21,242,221
Sr. Unsec’d. Notes, 144A	3.500	09/15/53		117,222	120,983,572
Sr. Unsec’d. Notes, 144A	3.550	09/15/55		19,994	20,667,041
Sr. Unsec’d. Notes, 144A	3.650	09/15/59		83,421	86,453,809
Sr. Unsec’d. Notes, 144A	3.800	12/01/57		7,661	8,162,077
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Cash coupon 8.000% and PIK 2.000%	10.000	04/01/24		2,002	1,956,499
Sr. Unsec’d. Notes, 144A, Cash coupon 5.000% and PIK 3.000%	8.000	04/01/25		619	540,050
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica),
Gtd. Notes, 144A(a)	8.000	12/31/26		14,640	14,220,441
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000%	13.000	12/31/25		26,459	26,390,540
Sr. Sec’d. Notes, 144A	8.750	05/25/24		8,400	8,728,181
Sr. Sec’d. Notes, 144A	8.750	05/25/24		59,874	62,297,589

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)

Digicel Ltd. (Jamaica), Gtd. Notes, 144A	6.750%	03/01/23		36,750	$34,704,538
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes(a)	5.500	08/01/23(d)		2,000	1,100,287
Level 3 Financing, Inc.,
Gtd. Notes	5.250	03/15/26		50	51,613
Sr. Sec’d. Notes, 144A	3.400	03/01/27		31,986	34,051,645
Lumen Technologies, Inc.,
Sr. Unsec’d. Notes, Series P	7.600	09/15/39		1,550	1,768,013
Sr. Unsec’d. Notes, Series U	7.650	03/15/42		50	56,609
Sr. Unsec’d. Notes, Series W	6.750	12/01/23		11,050	12,217,617
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes	4.600	02/23/28		10,000	11,712,118
Sr. Unsec’d. Notes	4.600	05/23/29		25,980	30,661,213

Qwest Corp., Sr. Unsec’d. Notes	6.750	12/01/21		4,050	4,126,040
Sprint Capital Corp., Gtd. Notes	8.750	03/15/32		29,300	45,170,057
Sprint Communications, Inc.,
Gtd. Notes	6.000	11/15/22		20,067	21,235,027
Gtd. Notes(a)	11.500	11/15/21		7,834	8,072,271
Sprint Corp.,
Gtd. Notes	7.125	06/15/24		39,580	45,515,720
Gtd. Notes	7.250	09/15/21		35,069	35,332,089
Gtd. Notes	7.625	02/15/25		24,159	28,506,435
Gtd. Notes	7.875	09/15/23		99,334	112,421,950

TalkTalk Telecom Group PLC (United Kingdom), Gtd. Notes(a)	3.875	02/20/25	GBP	7,700	10,515,698
T-Mobile USA, Inc.,
Gtd. Notes	2.625	02/15/29		14,375	14,376,004
Sr. Sec’d. Notes(a)	2.550	02/15/31		19,800	20,389,036
Sr. Sec’d. Notes	3.000	02/15/41		40,760	41,160,840
Sr. Sec’d. Notes(a)	3.300	02/15/51		19,985	20,371,890
Sr. Sec’d. Notes	3.875	04/15/30		9,500	10,735,194
Sr. Sec’d. Notes	4.375	04/15/40		19,890	23,679,845
Sr. Sec’d. Notes(a)	4.500	04/15/50		31,495	38,363,368
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	2.650	11/20/40		121,425	118,778,903
Sr. Unsec’d. Notes	3.150	03/22/30		125,000	136,219,833
Sr. Unsec’d. Notes	3.400	03/22/41		57,405	62,006,432
Sr. Unsec’d. Notes	4.750	11/01/41		5,605	7,143,333
Sr. Unsec’d. Notes	4.862	08/21/46		495	651,411

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)

Zayo Group Holdings, Inc., Sr. Unsec’d. Notes, 144A	6.125%	03/01/28		500	$508,592
					1,482,456,691
Textiles 0.0%
Mohawk Industries, Inc., Sr. Unsec’d. Notes	3.850	02/01/23		673	701,135
Transportation 0.6%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes	4.375	09/01/42		2,850	3,616,195
Sr. Unsec’d. Notes	4.700	09/01/45		3,400	4,532,549

CP-Comboios de Portugal EPE (Portugal), Sr. Unsec’d. Notes	5.700	03/05/30	EUR	48,150	80,301,109
Deutsche Bahn Finance GmbH (Germany), Gtd. Notes, EMTN	1.375	07/07/25	GBP	4,403	6,299,714
FedEx Corp., Gtd. Notes	4.550	04/01/46		2,854	3,519,279
Lima Metro Line 2 Finance Ltd. (Peru), Sr. Sec’d. Notes	5.875	07/05/34		5,056	5,920,191
SNCF Reseau (France), Sr. Unsec’d. Notes, EMTN	5.250	12/07/28	GBP	4,110	7,479,713
SNCF Reseau (France), Sr. Unsec’d. Notes, EMTN	5.500	12/01/21	GBP	1,000	1,413,825
Societe Nationale SNCF SA (France), Sr. Unsec’d. Notes, EMTN	5.375	03/18/27	GBP	37,291	64,336,844
Union Pacific Corp.,
Sr. Unsec’d. Notes(a)	3.250	02/05/50		162,170	174,408,488
Sr. Unsec’d. Notes	3.550	05/20/61		13,750	15,224,745

XPO Logistics, Inc., Gtd. Notes, 144A	6.250	05/01/25		50	53,083
					367,105,735

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Water 0.0%
American Water Capital Corp.,
Sr. Unsec’d. Notes	2.800%	05/01/30	3,975	$4,289,462
Sr. Unsec’d. Notes	3.750	09/01/47	4,795	5,590,557
				9,880,019

Total Corporate Bonds (cost $23,435,745,278)				25,235,715,153
Municipal Bonds 0.8%
California 0.1%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2	6.263	04/01/49	12,630	20,827,249
Taxable, Revenue Bonds, BABs, Series S3	6.907	10/01/50	525	939,493

City of Los Angeles Department of Airports, Taxable, Revenue Bonds, BABs	6.582	05/15/39	5,045	6,840,162
Los Angeles County Public Works Financing Authority, Revenue Bonds, BABs, Series Z	7.618	08/01/40	4,300	7,253,971
Los Angeles Department of Water, Taxable, Revenue Bonds, BABs, Series C	6.008	07/01/39	6,200	8,616,140
Los Angeles Department of Water & Power, Power System Revenue, Revenue Bonds, BABs	5.716	07/01/39	8,475	12,206,034
State of California,
General Obligation Unlimited, BABs	7.300	10/01/39	835	1,352,282
General Obligation Unlimited, Taxable, BABs	7.625	03/01/40	275	470,327
General Obligation Unlimited, Taxable, BABs	7.550	04/01/39	1,600	2,764,704
University of California,
Taxable, Revenue Bonds, Series AP	3.931	05/15/45	2,050	2,439,664
Taxable, Revenue Bonds, Series AQ	4.767	05/15/2115	4,900	7,043,211
Taxable, Revenue Bonds, Series J	4.131	05/15/45	2,250	2,740,613
				73,493,850
Colorado 0.0%
Colorado Bridge Enterprise, Taxable, Revenue Bonds, BABs, Series SR	6.078	12/01/40	1,000	1,441,380
Regional Transportation District Sales Tax Revenue, Revenue Bonds, BABs, Series B	5.844	11/01/50	3,320	5,411,534
				6,852,914

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
District of Columbia 0.0%
District of Columbia Water & Sewer Authority, Taxable, Revenue Bonds, Series A	4.814%	10/01/2114	15,765	$23,361,680
Illinois 0.2%
Chicago O’Hare International Airport, Revenue Bonds, BABs, Series B	6.395	01/01/40	3,170	4,912,232
Illinois State Toll Highway Authority, Taxable, Revenue Bonds, BABs, Series A	6.184	01/01/34	5,000	7,098,300
State of Illinois,
General Obligation Unlimited, Series D	5.000	11/01/22	79,600	84,370,425
General Obligation Unlimited, Taxable(a)	5.100	06/01/33	19,045	22,709,639
				119,090,596
Kentucky 0.0%
Kentucky State Property & Building Commission, Revenue Bonds, BABs, Series C	5.373	11/01/25	1,900	2,112,610
Michigan 0.0%
Michigan Finance Authority,
Revenue Bonds, Series G	3.084	12/01/34	10,720	11,779,994
Taxable, Revenue Bonds	3.384	12/01/40	19,800	22,414,194
				34,194,188
New Jersey 0.1%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series A(a)	7.102	01/01/41	15,953	26,284,004
Taxable, Revenue Bonds, BABs, Series F(a)	7.414	01/01/40	12,865	21,686,788

Rutgers The State University of New Jersey, Taxable, Revenue Bonds, BABs, Series H	5.665	05/01/40	1,350	1,869,791
				49,840,583
New York 0.1%
Metropolitan Transportation Authority, Taxable, Revenue Bonds, BABs	6.687	11/15/40	700	1,025,955
New York City Transitional Finance Authority Future Tax Secured Revenue,
Taxable, Revenue Bonds, BABs	4.725	11/01/23	1,400	1,528,520
Taxable, Revenue Bonds, BABs	4.905	11/01/24	1,100	1,244,419

New York City Water & Sewer System, Taxable, Revenue Bonds, BABs(a)	5.882	06/15/44	920	1,451,622

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
New York (cont’d.)

New York State Urban Development Corp., Taxable, Revenue Bonds, BABs, Series ST	5.770%	03/15/39	18,800	$23,993,876
Port Authority of New York & New Jersey,
Consolidated, Taxable, Revenue Bonds	4.031	09/01/48	4,000	4,914,560
Consolidated, Taxable, Revenue Bonds, Series 192	4.810	10/15/65	8,650	12,406,175
Revenue Bonds	4.458	10/01/62	2,600	3,570,658
				50,135,785
Ohio 0.0%
Ohio State University (The),
Taxable, Revenue Bonds, Series A	4.800	06/01/2111	7,815	11,475,468
Taxable, Revenue Bonds, BABs, Series C	4.910	06/01/40	295	404,728
				11,880,196
Oklahoma 0.0%
Oklahoma Development Finance Authority, Taxable, Revenue Bonds, Series C	5.450	08/15/28	5,000	5,646,950
Oregon 0.0%
State of Oregon Department of Transportation, Taxable, Revenue Bonds, BABs, Series A	5.834	11/15/34	675	959,263
Pennsylvania 0.1%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs	6.105	12/01/39	400	579,320
Revenue Bonds, BABs, Series B	5.511	12/01/45	5,370	7,847,449

University of Pittsburgh-of the Commonwealth System of Higher Education, Taxable, Revenue Bonds	3.555	09/15/2119	25,505	28,335,035
				36,761,804
Puerto Rico 0.1%
Puerto Rico Sales Tax Fing. Corp. Sales Tax Revenue,
Revenue Bonds, Restructured, Series A-1	4.750	07/01/53	2,250	2,588,288
Revenue Bonds, Series A-1	5.000	07/01/58	27,600	32,157,588
				34,745,876

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Texas 0.1%
City of San Antonio TX Electric & Gas Systems Revenue,
Revenue Bonds, BABs(a)	5.985%	02/01/39	1,000	$1,453,300
Taxable, Revenue Bonds	4.427	02/01/42	6,480	8,234,979

Dallas Fort Worth International Airport, Taxable, Revenue Bonds, Series C	2.919	11/01/50	7,930	8,279,475
Texas Private Activity Bond Surface Transportation Corp., Taxable, Revenue Bonds, Series B	3.922	12/31/49	20,905	24,017,963
				41,985,717
Virginia 0.0%
University of Virginia, Taxable, Revenue Bonds, Series C	4.179	09/01/2117	9,850	13,376,990

Total Municipal Bonds (cost $437,956,642)				504,439,002
Residential Mortgage-Backed Securities 5.0%
Alternative Loan Trust, Series 2004-18CB, Class 3A1	5.250	09/25/19	3	3,270
American Home Mortgage Investment Trust, Series 2004-04, Class 4A, 6 Month LIBOR + 2.000% (Cap 11.000%, Floor 2.000%)	2.161(c)	02/25/45	12	12,594
APS Resecuritization Trust, Series 2016-01, Class 1A, 144A, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)	0.250(c)	07/27/57	3,524	3,489,064
Banc of America Funding Corp.,
Series 2015-R03, Class 1A1, 144A, 1 Month LIBOR + 0.190%	0.279(c)	03/27/36	3,917	3,897,597
Series 2015-R03, Class 2A1, 144A, 1 Month LIBOR + 0.130% (Cap N/A, Floor 0.130%)	0.219(c)	02/27/37	8,566	8,466,197
Banc of America Funding Trust,
Series 2005-D, Class A1	2.841(cc)	05/25/35	32	32,879
Series 2006-I, Class 4A1	3.174(cc)	10/20/46	33	28,511
Series 2014-R02, Class 2A1, 144A, 1 Month LIBOR + 0.210% (Cap N/A, Floor 0.210%)	0.296(c)	05/26/37	130	129,913
Series 2014-R05, Class 1A1, 144A, 6 Month LIBOR + 1.500% (Cap 11.000%, Floor 1.500%)	1.659(c)	09/26/45	821	830,277
Series 2015-R02, Class 5A1, 144A, 1 Month LIBOR + 0.165%	0.254(c)	09/29/36	5,071	5,037,375

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)

Banc of America Mortgage Trust, Series 2004-E, Class 2A6	2.828%(cc)	06/25/34	183	$186,428
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2002-11, Class 1A1	2.509(cc)	02/25/33	2	2,253
Series 2005-04, Class 3A1	2.910(cc)	08/25/35	129	128,779
Series 2007-03, Class 1A1	3.164(cc)	05/25/47	181	180,012
Bear Stearns ALT-A Trust,
Series 2005-04, Class 23A1	2.635(cc)	05/25/35	83	84,568
Series 2005-04, Class 23A2	2.635(cc)	05/25/35	28	28,218
Bellemeade Re Ltd. (Bermuda),
Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	1.689(c)	04/25/28	15,144	15,266,589
Series 2018-03A, Class M1B, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)	1.939(c)	10/25/28	18,058	18,105,293
Series 2019-02A, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)	1.539(c)	04/25/29	9,040	9,040,157
Series 2019-04A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)	1.489(c)	10/25/29	16,763	16,769,532
Series 2019-04A, Class M1B, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	2.089(c)	10/25/29	60,817	60,855,102
Series 2020-01A, Class B1, 144A, 1 Month LIBOR + 4.400% (Cap N/A, Floor 0.000%)	4.489(c)	06/25/30	1,533	1,540,497
Series 2020-02A, Class M1B, 144A, 1 Month LIBOR + 3.200% (Cap N/A, Floor 3.200%)	3.289(c)	08/26/30	10,727	10,842,478
Series 2020-02A, Class M1C, 144A, 1 Month LIBOR + 4.000% (Cap N/A, Floor 4.000%)	4.089(c)	08/26/30	13,101	13,393,302
Series 2020-03A, Class M1A, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	2.089(c)	10/25/30	14,165	14,216,466
Series 2020-03A, Class M1B, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)	2.939(c)	10/25/30	10,375	10,589,138
Series 2020-03A, Class M1C, 144A, 1 Month LIBOR + 3.700% (Cap N/A, Floor 3.700%)	3.789(c)	10/25/30	13,505	14,225,361
Series 2021-01A, Class M1A, 144A, 30 Day Average SOFR + 1.750% (Cap N/A, Floor 1.750%)	1.800(c)	03/25/31	47,822	48,084,528
Series 2021-01A, Class M1C, 144A, 30 Day Average SOFR + 2.950% (Cap N/A, Floor 2.950%)	3.000(c)	03/25/31	9,400	9,822,751

BVRT Financing Trust, Series 2019-01, Class F, 144A, 1 Month LIBOR + 2.150%^	2.250(c)	09/15/21	111,792	111,602,280
Central Park Funding Trust,
Series 2021-02, Class PT, 144A, 1 Month LIBOR + 3.000%	3.087(c)	10/27/22	65,336	65,310,488

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Central Park Funding Trust, (cont’d.)
Series 2021-03, Class PT, 144A, 1 Month LIBOR + 2.950% (Cap N/A, Floor 2.950%)	3.037%(c)	03/01/23	134,147	$134,247,996
CHL Mortgage Pass-Through Trust,
Series 2003-53, Class A1	2.645(cc)	02/19/34	7,401	7,583,823
Series 2005-29, Class A1	5.750	12/25/35	413	296,957
Series 2005-HYB09, Class 3A2A, 12 Month LIBOR + 1.750% (Cap 11.000%, Floor 0.000%)	2.195(c)	02/20/36	15	12,990

Citigroup Mortgage Loan Trust, Series 2011-12, Class 3A2, 144A	3.032(cc)	09/25/47	4,297	4,131,864
Connecticut Avenue Securities Trust, Series 2019-R03, Class 1M2, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 0.000%)	2.239(c)	09/25/31	3,602	3,621,013
Credit Suisse Mortgage Trust, Series 2018-RPL09, Class PT, 144A	4.287(cc)	09/25/57	24,248	24,625,408
Eagle Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	1.789(c)	11/25/28	18,411	18,461,433
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)	1.889(c)	04/25/29	9,866	9,865,665
Series 2020-02, Class M1A, 144A, 1 Month LIBOR + 3.000% (Cap N/A, Floor 0.000%)	3.089(c)	10/25/30	9,652	9,652,335
Series 2020-02, Class M1B, 144A, 1 Month LIBOR + 4.000% (Cap N/A, Floor 0.000%)	4.089(c)	10/25/30	25,330	25,425,747
Series 2020-02, Class M1C, 144A, 1 Month LIBOR + 4.500% (Cap N/A, Floor 0.000%)	4.589(c)	10/25/30	17,790	18,056,206
Series 2021-01, Class M1B, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 2.150%)	2.200(c)	10/25/33	29,465	29,831,023
Series 2021-01, Class M1C, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)	2.750(c)	10/25/33	45,665	46,682,384
Fannie Mae Connecticut Avenue Securities,
Series 2017-C07, Class 1M2, 1 Month LIBOR + 2.400% (Cap N/A, Floor 2.400%)	2.489(c)	05/25/30	10,280	10,414,113
Series 2018-C03, Class 1M2, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)	2.239(c)	10/25/30	17,053	17,305,665
Fannie Mae REMICS,
Series 2000-32, Class FM, 1 Month LIBOR + 0.450% (Cap 9.000%, Floor 0.450%)	0.539(c)	10/18/30	1	529
Series 2001-29, Class Z	6.500	07/25/31	20	23,323
Series 2012-132, Class KI, IO	3.000	12/25/32	7,448	784,792
Series 2013-57, Class MI, IO	3.000	06/25/28	2,254	144,432
Series 2014-05, Class AI, IO	4.500	04/25/43	3,322	533,607
Series 2015-51, Class CI, IO	4.000	07/25/45	4,984	789,316

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Fannie Mae REMICS, (cont’d.)
Series 2016-30, Class CI, IO	3.000%	05/25/36	4,126	$408,004
Series 2016-74, Class GM	2.500	09/25/43	18,287	18,823,201
Series 2017-83, Class IO, IO	4.000	10/25/47	3,805	533,437
Series 2018-16, Class MB	3.500	07/25/46	8,211	8,461,216
Series 2018-24, Class BH	3.500	04/25/48	8,003	8,531,066
Series 2018-27, Class JA	3.000	12/25/47	8,442	8,815,072
Series 2018-49, Class LZ	3.500	07/25/48	12,252	13,190,711
Series 2018-58, Class BI, IO	4.000	08/25/48	2,937	273,977
Series 2019-08, Class Z	3.500	03/25/49	2,481	2,797,314
Series 2019-13, Class LZ	4.000	04/25/49	12,355	13,768,818
Series 2019-13, Class VA	4.000	02/25/32	6,733	6,883,256
FHLMC REMICS,
Series 1628, Class LZ	6.500	12/15/23	4	4,676
Series 1935, Class JZ	7.000	02/15/27	39	43,086
Series 2241, Class PH	7.500	07/15/30	20	23,836
Series 3795, Class VZ	4.000	01/15/41	3,430	3,740,930
Series 3889, Class DZ	4.000	01/15/41	3,400	3,698,060
Series 4135, Class AI, IO	3.500	11/15/42	10,338	1,509,778
Series 4372, Class GI, IO	4.500	08/15/44	5,986	894,346
Series 4456, Class BI, IO	4.000	05/15/44	1,224	147,777
Series 4468, Class IO, IO	4.500	05/15/45	6,651	1,048,912
Series 4500, Class ZX	4.000	07/15/45	1,900	2,131,226
Series 4735, Class IM, IO	4.000	12/15/47	11,580	1,586,321
Series 4736, Class IP, IO	4.000	08/15/47	3,118	307,849
Series 4751, Class PI, IO	4.000	11/15/47	2,240	229,253
Series 4795, Class WQ	4.000	07/15/46	3,448	3,601,476
Series 4800, Class KL	4.000	11/15/45	1,262	1,268,644
Series 4801, Class ZD	4.000	06/15/48	4,539	5,189,315
Series 4802, Class EZ	4.000	06/15/48	8,059	8,590,495
Series 4831, Class BA	3.500	10/15/44	3,865	3,984,325
Series 4868, Class KL	4.000	12/15/45	18,258	18,532,469
Series 4870, Class K	4.000	04/15/49	29,410	31,845,442
Series 4903, Class ED	2.750	09/15/48	8,778	9,078,531
Series 4903, Class IP, IO	4.500	07/25/49	13,098	2,619,568
Series 4946, Class KB	3.000	12/15/48	15,171	15,825,784
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2016-HQA03, Class M2, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)	1.439(c)	03/25/29	444	443,526
Series 2020-DNA06, Class M2, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)	2.050(c)	12/25/50	3,000	3,032,211
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA01, Class M2, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 0.000%)	1.789(c)	01/25/50	9,830	9,860,602

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
FHLMC Structured Agency Credit Risk REMIC Trust, (cont’d.)
Series 2020-DNA02, Class M2, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)	1.939%(c)	02/25/50	24,120	$24,285,823
Series 2020-DNA03, Class B1, 144A, 1 Month LIBOR + 5.100% (Cap N/A, Floor 0.000%)	5.189(c)	06/25/50	9,440	9,871,409
Series 2020-DNA03, Class M2, 144A, 1 Month LIBOR + 3.000% (Cap N/A, Floor 0.000%)	3.089(c)	06/25/50	17,820	17,910,463
Series 2020-DNA04, Class B1, 144A, 1 Month LIBOR + 6.000% (Cap N/A, Floor 0.000%)	6.089(c)	08/25/50	25,210	26,879,956
Series 2020-DNA04, Class M2, 144A, 1 Month LIBOR + 3.750% (Cap N/A, Floor 0.000%)	3.839(c)	08/25/50	24,703	24,838,145
Series 2020-DNA05, Class B1, 144A, 30 Day Average SOFR + 4.800% (Cap N/A, Floor 0.000%)	4.850(c)	10/25/50	10,705	11,414,184
Series 2020-DNA05, Class M2, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)	2.850(c)	10/25/50	24,505	24,797,467
Series 2020-HQA02, Class M2, 144A, 1 Month LIBOR + 3.100% (Cap N/A, Floor 0.000%)	3.189(c)	03/25/50	4,150	4,206,630
Series 2020-HQA03, Class M2, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 0.000%)	3.689(c)	07/25/50	60,618	61,072,923
Series 2020-HQA04, Class B1, 144A, 1 Month LIBOR + 5.250% (Cap N/A, Floor 0.000%)	5.339(c)	09/25/50	15,495	16,341,699
Series 2020-HQA04, Class M2, 144A, 1 Month LIBOR + 3.150% (Cap N/A, Floor 0.000%)	3.239(c)	09/25/50	8,160	8,218,115
Series 2021-DNA01, Class B1, 144A, 30 Day Average SOFR + 2.650% (Cap N/A, Floor 0.000%)	2.700(c)	01/25/51	6,000	6,007,428
Series 2021-DNA03, Class B1, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	3.550(c)	10/25/33	43,915	45,573,766
Series 2021-DNA05, Class B1, 144A, 30 Day Average SOFR + 3.050% (Cap N/A, Floor 0.000%)	3.100(c)	01/25/34	27,900	28,378,946
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)	1.700(c)	01/25/34	18,020	18,129,741
Series 2021-HQA02, Class B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)	3.200(c)	12/25/33	17,100	17,313,993
FHLMC Structured Agency Credit Risk Trust,
Series 2018-DNA03, Class M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)	0.839(c)	09/25/48	91	91,124
Series 2019-DNA01, Class M2, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	2.739(c)	01/25/49	1,552	1,572,620

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
FHLMC Structured Agency Credit Risk Trust, (cont’d.)
Series 2019-DNA04, Class M2, 144A, 1 Month LIBOR + 1.950% (Cap N/A, Floor 0.000%)	2.039%(c)	10/25/49	2,190	$2,198,877
FHLMC Structured Pass-Through Securities,
Series T-61, Class 1A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.400% (Cap N/A, Floor 1.400%)	1.507(c)	07/25/44	83	85,675
Series T-63, Class 1A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.200% (Cap N/A, Floor 1.200%)	1.318(c)	02/25/45	9	8,850

Freddie Mac REMICS, Series 4939, Class KT	3.000	07/15/48	30,319	31,639,871
Freddie Mac Strips, Series 304, Class C54, IO	4.000	12/15/32	3,662	434,264
Government National Mortgage Assoc.,
Series 2013-99, Class AX	3.000	07/20/43	1,764	1,889,005
Series 2015-064, Class IA, IO	4.000	05/20/45	12,884	2,402,393
Series 2015-165, Class IB, IO	3.500	11/20/42	6,060	577,370
Series 2016-01, Class ZP	3.000	01/20/46	6,627	7,147,427
Series 2016-161, Class PI, IO	3.500	06/20/46	32,334	4,280,936
Series 2016-69, Class B	3.000	05/20/46	20,731	21,793,070
Series 2017-101, Class AB	2.500	07/20/47	27,487	28,829,691
Series 2017-134, Class ZK	3.000	08/20/47	5,898	6,579,917
Series 2018-05, Class IB, IO	4.000	01/20/48	15,958	2,838,256
Series 2018-21, Class IH, IO	4.500	02/20/48	6,282	1,024,252
Series 2018-59, Class PZ	3.000	09/20/46	6,175	6,789,482
Series 2019-159, Class IJ, IO	3.500	12/20/49	17,084	2,829,427
GSMSC Resecuritization Trust,
Series 2015-03R, Class 1A2, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)	0.229(c)	01/26/37	2,912	2,892,607
Series 2015-03R, Class 2A1, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)	0.229(c)	10/26/36	2,245	2,232,478
Series 2015-03R, Class 2A2, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)	0.229(c)	10/26/36	5,200	5,027,901
Home Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	1.689(c)	10/25/28	4,741	4,740,879
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)	1.739(c)	05/25/29	6,453	6,452,615
Series 2020-01, Class M1A, 144A, 1 Month LIBOR + 2.600% (Cap N/A, Floor 2.600%)	2.689(c)	10/25/30	19,140	19,173,283
Series 2020-01, Class M1B, 144A, 1 Month LIBOR + 3.250% (Cap N/A, Floor 3.250%)	3.339(c)	10/25/30	22,000	22,323,061
Series 2020-01, Class M1C, 144A, 1 Month LIBOR + 4.150% (Cap N/A, Floor 4.150%)	4.239(c)	10/25/30	11,507	11,671,785

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)
Home Re Ltd. (Bermuda), (cont’d.)
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 0.000%)	1.643%(c)	01/25/34		26,185	$26,184,893
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)	2.843(c)	01/25/34		41,170	41,169,831

Impac CMB Trust, Series 2005-01, Class 1A1, 1 Month LIBOR + 0.520% (Cap 11.250%, Floor 0.520%)	0.609(c)	04/25/35		1,085	1,095,625
IndyMac Adjustable Rate Mortgage Trust, Series 2001-H02, Class A1	1.810(cc)	01/25/32		2	1,882
IndyMac INDX Mortgage Loan Trust, Series 2007-FLX04, Class 2A1, 1 Month LIBOR + 0.180% (Cap N/A, Floor 0.180%)	0.269(c)	07/25/37		2,702	2,739,332
JPMorgan Alternative Loan Trust, Series 2006-A01, Class 4A1	2.812(cc)	03/25/36		105	93,297
Jupiter Mortgage PLC (United Kingdom), Series 01A, Class B, 144A, 3 Month SONIA + 1.400% (Cap N/A, Floor 0.000%)	1.450(c)	07/20/60	GBP	48,400	67,540,597
Mortgage Repurchase Agreement Financing Trust,
Series 2020-04, Class A1, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)	1.450(c)	04/23/23		29,045	29,056,284
Series 2020-04, Class A2, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)	1.450(c)	04/23/23		56,140	56,161,810
Series 2020-05, Class A1, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)	1.100(c)	08/10/23		14,185	14,189,566
MRA Issuance Trust,
Series 2021-EBO03, Class A1X, 144A, 1 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)	1.842(c)	03/31/23		108,560	108,944,531
Series 2021-EBO03, Class A2, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)	2.842(c)	03/31/23		125,340	125,479,027
Series 2021-EBO06, Class A1X, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)	1.696(c)	02/16/22		203,878	204,143,429
MSG III Securitization Trust,
Series 2021-01, Class A, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.841(c)	06/25/54		129,870	129,708,507
Series 2021-01, Class B, 144A, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)	0.991(c)	06/25/54		21,060	21,007,318
Series 2021-01, Class C, 144A, 1 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	1.191(c)	06/25/54		18,380	18,334,113
Series 2021-01, Class D, 144A, 1 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)	1.391(c)	06/25/54		7,890	7,870,341

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)

New Residential Mortgage Loan Trust, Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.839%(c)	01/25/48	21,141	$21,193,248
Oaktown Re II Ltd. (Bermuda), Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)	1.639(c)	07/25/28	5,245	5,245,415
Oaktown Re III Ltd. (Bermuda), Series 2019-01A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)	1.489(c)	07/25/29	372	372,119
Oaktown Re IV Ltd. (Bermuda), Series 2020-01A, Class M1B, 144A, 1 Month LIBOR + 4.750% (Cap N/A, Floor 4.750%)	4.839(c)	07/25/30	5,765	5,776,475
Oaktown Re V Ltd. (Bermuda),
Series 2020-02A, Class M1A, 144A, 1 Month LIBOR + 2.400% (Cap N/A, Floor 2.400%)	2.489(c)	10/25/30	4,580	4,596,392
Series 2020-02A, Class M1B, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 3.600%)	3.689(c)	10/25/30	12,715	12,947,888
Oaktown Re VI Ltd. (Bermuda),
Series 2021-01A, Class M1A, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 1.650%)	1.700(c)	10/25/33	28,079	28,169,513
Series 2021-01A, Class M1B, 144A, 30 Day Average SOFR + 2.050% (Cap N/A, Floor 2.050%)	2.100(c)	10/25/33	19,887	20,140,058
PMT Credit Risk Transfer Trust,
Series 2020-02R, Class A, 144A, 1 Month LIBOR + 3.815% (Cap N/A, Floor 3.815%)	3.904(c)	12/25/22	175,243	176,003,517
Series 2021-1R, Class A, 144A, 1 Month LIBOR + 2.900% (Cap N/A, Floor 2.900%)	2.990(c)	02/27/24	28,794	29,311,963

Prime Mortgage Trust, Series 2004-CL01, Class 1A2, 1 Month LIBOR + 0.400% (Cap 8.000%, Floor 0.400%)	0.489(c)	02/25/34	7	6,936
Radnor Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)	1.489(c)	03/25/28	1,367	1,367,052
Series 2018-01, Class M2, 144A, 1 Month LIBOR + 2.700% (Cap N/A, Floor 0.000%)	2.789(c)	03/25/28	18,290	18,468,355
Series 2019-02, Class M1A, 144A, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	1.289(c)	06/25/29	646	645,760
Series 2020-01, Class M1A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)	1.039(c)	01/25/30	6,250	6,246,258
Series 2020-01, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)	1.539(c)	01/25/30	24,000	24,047,726

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Radnor Re Ltd. (Bermuda), (cont’d.)
Series 2020-02, Class M1B, 144A, 1 Month LIBOR + 4.000% (Cap N/A, Floor 4.000%)	4.089%(c)	10/25/30	3,614	$3,625,609
Series 2020-02, Class M1C, 144A, 1 Month LIBOR + 4.600% (Cap N/A, Floor 4.600%)	4.689(c)	10/25/30	4,200	4,257,820
Series 2021-01, Class M1A, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 1.650%)	1.700(c)	12/27/33	40,620	40,646,074

Regal Trust IV, Series 1999-01, Class A, 144A, Cost of Funds for the 11th District of San Francisco + 1.500% (Cap N/A, Floor 1.500%)	1.877(c)	09/29/31	6	6,276
RFMSI Trust, Series 2003-S09, Class A1	6.500	03/25/32	7	7,022
Station Place Securitization Trust,
Series 2021-04, Class A, 144A, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)	0.989(c)	04/11/22	60,300	60,239,682
Series 2021-08, Class A, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)	0.889(c)	06/20/22	158,250	158,354,287
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3	2.533(cc)	02/25/34	67	67,546
Series 2004-18, Class 3A1	2.491(cc)	12/25/34	5,932	6,077,985

Structured Asset Mortgage Investments Trust, Series 2002-AR03, Class A1, 1 Month LIBOR + 0.660% (Cap 11.000%, Floor 0.660%)	0.749(c)	09/19/32	8	7,708
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2002-14A, Class 2A1	2.119(cc)	07/25/32	—(r)	111
Vendee Mortgage Trust, Series 2011-02, Class DZ	3.750	10/15/41	3,484	3,760,507
WaMu Mortgage Pass-Through Certificates Series Trust,
Series 2004-AR08, Class A1, 1 Month LIBOR + 0.840% (Cap 10.500%, Floor 0.840%)	0.929(c)	06/25/44	954	941,159
Series 2005-AR05, Class A6	2.772(cc)	05/25/35	638	666,315

Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2004-AR10, Class A3, 1 Month LIBOR + 1.100% (Cap 10.500%, Floor 1.100%)	1.189(c)	07/25/44	1,397	1,398,215

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)

Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2003-AR01, Class 2A	3.383%(cc)	02/25/33		1	$552

Total Residential Mortgage-Backed Securities (cost $3,022,492,298)					3,047,500,758
Sovereign Bonds 7.5%
1MDB Global Investments Ltd. (Malaysia), Sr. Unsec’d. Notes	4.400	03/09/23		1,500	1,506,958
Abu Dhabi Government International Bond (United Arab Emirates), Sr. Unsec’d. Notes	2.500	10/11/22		37,030	37,964,969
Albania Government International Bond (Albania), Bonds	2.708(s)	08/31/25		91,274	86,851,956
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes	0.500(cc)	07/09/30		13,057	4,740,902
Sr. Unsec’d. Notes	0.670	12/31/38(d)	JPY	402,629	734,398
Sr. Unsec’d. Notes	2.000(cc)	01/09/38		11,710	4,610,886

Brazil Loan Trust 1 (Brazil), Gov’t. Gtd. Notes	5.477	07/24/23		20,816	21,546,563
Brazil Minas SPE via State of Minas Gerais (Brazil), Gov’t. Gtd. Notes	5.333	02/15/28		115,773	125,095,339
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes(a)	4.500	05/30/29		1,600	1,709,808
Bulgaria Government International Bond (Bulgaria), Sr. Unsec’d. Notes	1.375	09/23/50	EUR	26,200	30,440,072
Chile Government International Bond (Chile), Sr. Unsec’d. Notes	1.750	01/20/26	EUR	30,000	38,185,804
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes(a)	4.000	02/26/24		6,000	6,291,447
Sr. Unsec’d. Notes	7.375	09/18/37		1,015	1,318,003
Sr. Unsec’d. Notes	8.375	02/15/27		900	1,105,775
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes	5.500	04/04/23		33,934	36,739,483
Sr. Unsec’d. Notes	6.000	01/26/24		83,845	94,762,754
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes	5.875	04/18/24		9,000	9,526,300
Sr. Unsec’d. Notes, 144A	5.500	01/27/25		6,000	6,534,298
Sr. Unsec’d. Notes, 144A	6.000	07/19/28		6,400	7,309,486
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, 144A, MTN	4.750	04/16/26	EUR	18,050	22,107,696

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Egypt Government International Bond (Egypt), (cont’d.)
Sr. Unsec’d. Notes, 144A, MTN	6.375%	04/11/31	EUR	14,396	$17,484,775
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, 144A	3.375	08/05/26		8,420	9,003,577
Sr. Unsec’d. Notes, 144A	3.875	02/01/28		11,845	12,901,060

Finland Government International Bond (Finland), Sr. Unsec’d. Notes	6.950	02/15/26		34,303	43,038,983
Finnvera OYJ (Finland),
Gov’t. Gtd. Notes, 144A, MTN	2.375	06/04/25		2,400	2,554,187
Gov’t. Gtd. Notes, EMTN	2.375	06/04/25		12,400	13,196,632

Ghana Government International Bond (Ghana), Sr. Unsec’d. Notes, 144A	6.375	02/11/27		30,040	29,635,716
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes	5.200	07/17/34	EUR	191,000	342,667,303
Sr. Unsec’d. Notes	6.140	04/14/28	EUR	132,800	215,280,654

Hong Kong Government International Bond (Hong Kong), Sr. Unsec’d. Notes, 144A	2.500	05/28/24		22,500	23,766,277
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes	5.375	02/21/23		61,526	66,295,006
Sr. Unsec’d. Notes	5.375	03/25/24		10,612	11,938,649
Sr. Unsec’d. Notes	5.750	11/22/23		66,762	74,774,564

Iceland Government International Bond (Iceland), Sr. Unsec’d. Notes, EMTN	0.500	12/20/22	EUR	59,841	71,654,944
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	0.900	02/14/27	EUR	23,162	27,750,682
Sr. Unsec’d. Notes	1.100	03/12/33	EUR	21,310	24,773,408
Sr. Unsec’d. Notes	1.450	09/18/26	EUR	13,515	16,713,536
Sr. Unsec’d. Notes	1.750	04/24/25	EUR	290	361,643
Sr. Unsec’d. Notes	3.375	07/30/25	EUR	55,614	73,723,830
Sr. Unsec’d. Notes	7.750	01/17/38		3,000	4,574,788
Sr. Unsec’d. Notes, 144A	7.750	01/17/38		2,500	3,812,323
Sr. Unsec’d. Notes, EMTN	2.150	07/18/24	EUR	1,750	2,192,101
Sr. Unsec’d. Notes, EMTN	2.625	06/14/23	EUR	34,000	42,215,566
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	29,251	41,296,282
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes	2.875	03/16/26		2,000	2,159,700
Sr. Unsec’d. Notes(a)	3.150	06/30/23		10,000	10,526,840
Sr. Unsec’d. Notes	4.000	06/30/22		11,700	12,098,427
Sr. Unsec’d. Notes, EMTN	2.875	01/29/24	EUR	48,950	62,712,293

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)

Ivory Coast Government International Bond (Ivory Coast), Sr. Unsec’d. Notes, 144A	5.125%	06/15/25	EUR	7,375	$9,779,170
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes(a)	2.000	11/04/21		3,200	3,214,768
Gov’t. Gtd. Notes	2.125	02/10/25		15,000	15,761,214
Gov’t. Gtd. Notes	2.375	11/16/22		850	873,231
Gov’t. Gtd. Notes	2.500	06/01/22		31,500	32,096,562
Gov’t. Gtd. Notes	2.500	05/23/24		7,800	8,237,540
Gov’t. Gtd. Notes	3.375	07/31/23		2,800	2,968,558
Gov’t. Gtd. Notes	3.375	10/31/23		2,600	2,771,939
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A	3.375	09/27/23		12,000	12,747,020
Sr. Unsec’d. Notes, 144A, MTN	1.750	09/05/24		17,200	17,781,552
Sr. Unsec’d. Notes, 144A, MTN	2.125	10/25/23		21,000	21,755,161
Sr. Unsec’d. Notes, 144A, MTN(a)	2.375	02/13/25		44,000	46,491,969
Sr. Unsec’d. Notes, 144A, MTN	2.625	04/20/22		8,600	8,745,395
Sr. Unsec’d. Notes, 144A, MTN	3.000	03/12/24		4,000	4,255,198
Sr. Unsec’d. Notes, EMTN	2.125	10/25/23		14,400	14,917,825
Sr. Unsec’d. Notes, GMTN	3.250	05/02/24		43,000	45,479,226
Kingdom of Belgium Government International Bond (Belgium),
Notes, 144A	8.875	12/01/24		6,830	8,620,551
Unsec’d. Notes, EMTN	5.700	05/28/32	GBP	3,400	6,875,265

Korea International Bond (South Korea), Sr. Unsec’d. Notes	2.125	06/10/24	EUR	25,900	32,888,387
Kuwait International Government Bond (Kuwait), Sr. Unsec’d. Notes	2.750	03/20/22		100,000	101,502,101
Lithuania Government International Bond (Lithuania), Sr. Unsec’d. Notes	6.625	02/01/22		195,634	201,721,639
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes	3.750	03/16/25		3,700	4,019,150
Sr. Unsec’d. Notes	9.375	01/16/23		10,800	12,169,350

Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	3.750	03/01/30	EUR	36,700	52,565,540
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	9.500	02/02/30		3,500	5,514,575
Province of Alberta (Canada),
Sr. Unsec’d. Notes	1.300	07/22/30		11,115	10,886,243
Sr. Unsec’d. Notes	2.200	07/26/22		6,355	6,481,513
Sr. Unsec’d. Notes	3.300	03/15/28		26,045	29,495,770

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Province of Alberta (Canada), (cont’d.)
Sr. Unsec’d. Notes, EMTN	1.000%	11/15/21	GBP	1,700	$2,368,273
Province of British Columbia (Canada),
Bonds	7.250	09/01/36		17,530	28,604,882
Sr. Unsec’d. Notes(a)	6.500	01/15/26		24,696	30,630,402
Province of Manitoba (Canada),
Sr. Unsec’d. Notes	2.125	06/22/26		2,700	2,858,811
Sr. Unsec’d. Notes, Series GX	2.600	04/16/24		1,790	1,893,158
Province of Nova Scotia (Canada),
Debentures	8.250	07/30/22		6,400	6,887,289
Debentures	8.750	04/01/22		1,990	2,099,089

Province of Ontario (Canada), Sr. Unsec’d. Notes	3.400	10/17/23		8,565	9,143,554
Province of Quebec (Canada),
Debentures, Series NN	7.125	02/09/24		4,390	5,111,516
Sr. Unsec’d. Notes, Series NJ	7.500	07/15/23		705	800,788
Sr. Unsec’d. Notes, Series PD	7.500	09/15/29		5,020	7,327,670
Unsec’d. Notes, MTN	7.295	07/22/26		474	614,096
Unsec’d. Notes, MTN	7.365	03/06/26		82	105,381
Unsec’d. Notes, MTN	7.380	04/09/26		100	128,770
Unsec’d. Notes, Series A, MTN	6.350	01/30/26		3,683	4,514,308
Unsec’d. Notes, Series A, MTN	7.140	02/27/26		6,050	7,625,330
Unsec’d. Notes, Series A, MTN	7.485	03/02/26		11,700	15,140,414

Province of Saskatchewan (Canada), Debentures	8.500	07/15/22		6,055	6,507,373
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes	4.500	01/20/22		10,000	10,193,953
Sr. Unsec’d. Notes	6.400	01/20/40		1,950	2,880,450
Sr. Unsec’d. Notes, 144A	4.817	03/14/49		13,010	16,936,190
Sr. Unsec’d. Notes, 144A	5.103	04/23/48		10,705	14,350,891
Repubic of Italy Government International Bond Coupon Strips (Italy),
Sr. Unsec’d. Notes	1.737(s)	02/20/31	EUR	14,400	16,003,159
Sr. Unsec’d. Notes	3.487(s)	03/27/23		4,000	3,963,800

Republic of Austria Government International Bond (Austria), Sr. Unsec’d. Notes	0.000(cc)	06/22/22	EUR	2,231	2,638,860
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes	2.875	10/17/29		119,300	126,688,688
Sr. Unsec’d. Notes	6.875	09/27/23		59,167	66,879,129
Sr. Unsec’d. Notes, EMTN	3.444	12/31/24	EUR	9,218	11,239,344
Sr. Unsec’d. Notes, EMTN	6.000	08/04/28	GBP	162,065	292,202,656
Sr. Unsec’d. Notes, MTN(a)	5.375	06/15/33		73,614	94,896,504

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes	3.750%	07/24/26	EUR	600	$779,095
Sr. Unsec’d. Notes, EMTN	3.800	09/07/21	JPY	1,000,000	9,139,867
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A	5.125	06/15/48		5,000	6,192,192
Sr. Unsec’d. Notes, 144A, MTN	2.375	04/19/27	EUR	6,600	8,557,730
Sr. Unsec’d. Notes, 144A, MTN	3.875	10/29/35	EUR	26,965	37,234,034
Sr. Unsec’d. Notes, 144A, MTN	4.625	04/03/49	EUR	7,339	10,866,255
Sr. Unsec’d. Notes, 144A, MTN	4.875	01/22/24		2,044	2,246,513
Sr. Unsec’d. Notes, EMTN	3.875	10/29/35	EUR	21,800	30,102,056
Sr. Unsec’d. Notes, EMTN	4.125	03/11/39	EUR	21,690	30,188,326
Sr. Unsec’d. Notes, EMTN	4.375	08/22/23		43,320	46,558,472
Sr. Unsec’d. Notes, EMTN	4.625	04/03/49	EUR	900	1,332,556
Sr. Unsec’d. Notes, EMTN	6.750	02/07/22		106,090	109,487,043
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN	4.000	04/17/25		18,785	20,718,167
Sr. Unsec’d. Notes, EMTN	2.375	10/26/21		1,000	1,004,444
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes	1.500	06/26/29	EUR	15,055	18,104,889
Sr. Unsec’d. Notes	3.125	05/15/27	EUR	12,556	16,602,445
Sr. Unsec’d. Notes	7.250	09/28/21		63,717	64,449,565
Sr. Unsec’d. Notes, 144A	1.650	03/03/33	EUR	30,245	35,340,073
Sr. Unsec’d. Notes, 144A	2.125	12/01/30		69,700	66,487,167
Sr. Unsec’d. Notes, 144A	7.250	09/28/21		746	754,577

Slovakia Government International Bond (Slovakia), Sr. Unsec’d. Notes	4.375	05/21/22		34,624	35,741,504
Slovenia Government International Bond (Slovenia),
Sr. Unsec’d. Notes	5.250	02/18/24		261,849	293,303,425
Sr. Unsec’d. Notes(a)	5.500	10/26/22		1,600	1,704,147

Svensk Exportkredit AB (Sweden), Sr. Unsec’d. Notes, EMTN	1.375	12/15/23	GBP	4,000	5,696,271
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes	2.500	06/08/22		2,000	2,037,274
Sr. Unsec’d. Notes	2.625	05/29/24		1,300	1,373,272
Sr. Unsec’d. Notes, 144A	2.500	06/08/22		3,600	3,667,093
Sr. Unsec’d. Notes, 144A	2.625	05/29/24		11,100	11,725,628
Sr. Unsec’d. Notes, 144A	3.250	06/01/23		6,200	6,517,583
Transport for London (United Kingdom),
Sr. Unsec’d. Notes, EMTN	2.250	08/09/22	GBP	1,000	1,414,353
Sr. Unsec’d. Notes, EMTN	5.000	03/31/35	GBP	89,400	164,369,094

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes	7.750%	09/01/21		14,785	$14,849,191
Sr. Unsec’d. Notes	7.750	09/01/23		4,000	4,286,487
Sr. Unsec’d. Notes	8.994	02/01/24		4,635	5,109,113
Sr. Unsec’d. Notes, 144A	4.375	01/27/30	EUR	58,755	64,847,655
Sr. Unsec’d. Notes, 144A	7.375	09/25/32		3,000	3,125,411
Sr. Unsec’d. Notes, 144A	7.750	09/01/21		420	421,823
Sr. Unsec’d. Notes, 144A	7.750	09/01/22		43,190	45,128,371
Sr. Unsec’d. Notes, 144A(a)	7.750	09/01/23		10,000	10,716,217
Sr. Unsec’d. Notes, 144A	8.994	02/01/24		10,360	11,419,722
Sr. Unsec’d. Notes, 144A	9.750	11/01/28		23,600	28,095,886

Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes	4.975	04/20/55		9,466	12,242,009

Total Sovereign Bonds (cost $4,162,919,551)					4,553,974,778
U.S. Government Agency Obligations 1.1%
Fannie Mae Interest Strips	1.747(s)	01/15/29		483	431,000
Fannie Mae Interest Strips	1.758(s)	08/06/38		621	407,895
Fannie Mae Interest Strips	2.967(s)	05/15/30		1,613	1,356,009
Fannie Mae Interest Strips	3.010(s)	11/15/29		237	202,688
Fannie Mae Interest Strips	3.017(s)	07/15/30		1,355	1,157,050
Fannie Mae Interest Strips	3.045(s)	11/15/30		170	145,000
Fannie Mae Interest Strips	3.052(s)	07/15/29		4,091	3,692,359
Fannie Mae Principal Strips,
Sr. Unsec’d. Notes, MTN	2.853(s)	03/23/28		755	697,786
MTN	3.334(s)	05/15/30		4,946	4,342,245

Fannie Mae Principal Strips	1.823(s)	01/15/30		9,967	8,820,261
Fannie Mae Principal Strips	3.522(s)	07/15/37		6,895	4,896,198
Federal Farm Credit Bank	3.000	01/14/30		541	613,215
Federal Home Loan Bank	3.200	11/29/32		22,500	23,429,789
Federal Home Loan Bank	3.250	11/16/28		26,500	30,497,797
Federal Home Loan Mortgage Corp.,
MTN	(4.453)(s)	12/14/29		17,075	15,116,101
MTN	(3.936)(s)	12/17/29		1,485	1,309,417
MTN	(2.295)(s)	11/15/38		10,000	6,803,079

Federal Home Loan Mortgage Corp.	2.500	11/01/49		6,816	7,183,214
Federal Home Loan Mortgage Corp.	3.500	02/01/47		1,448	1,562,751
Federal Home Loan Mortgage Corp.	4.500	09/01/39		473	526,525
Federal Home Loan Mortgage Corp.	5.000	01/01/39		51	58,539
Federal Home Loan Mortgage Corp.	5.500	06/01/31		1	1,358
Federal Home Loan Mortgage Corp.	5.500	10/01/33		264	307,730
Federal Home Loan Mortgage Corp.	5.500	07/01/34		3	3,840
Federal Home Loan Mortgage Corp.	6.000	10/01/32		9	10,020

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
U.S. Government Agency Obligations(Continued)

Federal Home Loan Mortgage Corp.	6.000%	12/01/32		7	$8,376
Federal Home Loan Mortgage Corp.	6.000	02/01/33		7	8,356
Federal Home Loan Mortgage Corp.	6.000	11/01/33		50	57,161
Federal Home Loan Mortgage Corp.	6.000	01/01/34		35	41,463
Federal Home Loan Mortgage Corp.	6.000	12/01/36		1	1,495
Federal Home Loan Mortgage Corp.(k)	6.250	07/15/32		49,948	74,677,753
Federal Home Loan Mortgage Corp.	6.500	07/01/32		1	1,139
Federal Home Loan Mortgage Corp.	6.500	07/01/32		2	1,968
Federal Home Loan Mortgage Corp.	6.500	08/01/32		1	1,114
Federal Home Loan Mortgage Corp.	6.500	08/01/32		2	2,725
Federal Home Loan Mortgage Corp.	6.500	08/01/32		3	3,401
Federal Home Loan Mortgage Corp.	6.500	08/01/32		4	4,216
Federal Home Loan Mortgage Corp.	6.500	09/01/32		18	19,974
Federal Home Loan Mortgage Corp.	6.500	11/01/33		23	26,309
Federal Home Loan Mortgage Corp.(k)	6.750	03/15/31		52,373	77,938,267
Federal Home Loan Mortgage Corp.	7.000	09/01/32		27	27,958
Federal Home Loan Mortgage Corp.	8.500	08/01/24		1	1,008
Federal Home Loan Mortgage Corp.	8.500	11/01/24		—(r)	450
Federal Judiciary Office Building Trust, Notes	2.135(s)	08/15/22		5	4,976
Federal Judiciary Office Building Trust	2.094(s)	02/15/24		325	319,374
Federal National Mortgage Assoc.,
Cost of Funds for the 11th District of San Francisco + 1.250% (Cap 11.580%, Floor 2.953%)	2.987(c)	05/01/36		7	6,956
Cost of Funds for the 11th District of San Francisco + 1.250% (Cap 12.734%, Floor 4.485%)	4.485(c)	01/01/28		1	1,510
Cost of Funds for the 11th District of San Francisco + 1.251% (Cap 12.927%, Floor 3.077%)	3.232(c)	05/01/36		3	2,884

Federal National Mortgage Assoc.(k)	(4.021)(s)	03/17/31		794	653,171
Federal National Mortgage Assoc.(k)	1.875	09/24/26		37,260	39,401,799
Federal National Mortgage Assoc.(k)	2.125	04/24/26		13,022	13,903,360
Federal National Mortgage Assoc.	4.000	12/01/40		143	158,102
Federal National Mortgage Assoc.	4.500	01/01/25		27	29,058
Federal National Mortgage Assoc.	4.500	02/01/33		6	6,404
Federal National Mortgage Assoc.	4.500	08/01/33		3	3,308
Federal National Mortgage Assoc.	4.500	08/01/40		5,936	6,630,622
Federal National Mortgage Assoc.	5.000	03/01/34		466	529,123
Federal National Mortgage Assoc.	5.375	12/07/28	GBP	11,098	20,245,234
Federal National Mortgage Assoc.	5.500	07/01/33		15	17,276
Federal National Mortgage Assoc.	5.500	08/01/33		—(r)	255
Federal National Mortgage Assoc.	5.500	10/01/33		45	51,905
Federal National Mortgage Assoc.	5.500	11/01/33		6	7,217

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations(Continued)

Federal National Mortgage Assoc.	5.500%	01/01/34	3	$3,375
Federal National Mortgage Assoc.	5.500	04/01/34	3	3,866
Federal National Mortgage Assoc.	5.500	04/01/34	16	18,225
Federal National Mortgage Assoc.	5.500	04/01/34	68	77,892
Federal National Mortgage Assoc.	5.500	05/01/34	4	4,982
Federal National Mortgage Assoc.	5.500	05/01/34	20	22,570
Federal National Mortgage Assoc.	5.500	05/01/34	66	74,635
Federal National Mortgage Assoc.	5.500	03/01/35	808	931,250
Federal National Mortgage Assoc.	6.000	09/01/32	—(r)	107
Federal National Mortgage Assoc.	6.000	11/01/32	3	3,133
Federal National Mortgage Assoc.	6.000	03/01/33	2	1,857
Federal National Mortgage Assoc.	6.000	10/01/33	2	2,713
Federal National Mortgage Assoc.	6.000	11/01/33	147	168,407
Federal National Mortgage Assoc.	6.000	02/01/34	105	120,883
Federal National Mortgage Assoc.	6.000	11/01/34	19	22,113
Federal National Mortgage Assoc.	6.000	11/01/34	33	39,561
Federal National Mortgage Assoc.	6.000	01/01/35	37	41,481
Federal National Mortgage Assoc.	6.000	04/01/36	1	1,432
Federal National Mortgage Assoc.	6.000	04/01/36	4	4,562
Federal National Mortgage Assoc.	6.000	04/01/36	9	10,317
Federal National Mortgage Assoc.	6.000	06/01/37	10	11,967
Federal National Mortgage Assoc.	6.250	05/15/29	23,685	32,668,839
Federal National Mortgage Assoc.	6.500	09/01/21	—(r)	24
Federal National Mortgage Assoc.	6.500	07/01/32	9	9,891
Federal National Mortgage Assoc.	6.500	08/01/32	8	8,612
Federal National Mortgage Assoc.	6.500	09/01/32	1	1,079
Federal National Mortgage Assoc.	6.500	09/01/32	26	29,596
Federal National Mortgage Assoc.	6.500	09/01/32	27	30,788
Federal National Mortgage Assoc.	6.500	09/01/32	47	55,459
Federal National Mortgage Assoc.	6.500	10/01/32	19	21,627
Federal National Mortgage Assoc.	6.500	04/01/33	32	37,188
Federal National Mortgage Assoc.(k)	6.625	11/15/30	56,974	83,379,092
Federal National Mortgage Assoc.	7.000	05/01/32	16	17,542
Federal National Mortgage Assoc.	7.000	06/01/32	4	4,922
Federal National Mortgage Assoc.(k)	7.125	01/15/30	7,255	10,687,275
Freddie Mac Coupon Strips	1.346(s)	01/15/31	555	484,136
Freddie Mac Coupon Strips	1.386(s)	07/15/31	1,700	1,468,100
Freddie Mac Coupon Strips	1.388(s)	01/15/30	22	19,661
Freddie Mac Coupon Strips	1.440(s)	03/15/31	15,704	13,519,544
Freddie Mac Coupon Strips	1.747(s)	01/15/29	1,862	1,696,831
Freddie Mac Coupon Strips	1.874(s)	01/15/32	6,687	5,526,998
Freddie Mac Coupon Strips	1.977(s)	07/15/32	9,085	7,600,684
Freddie Mac Coupon Strips	2.731(s)	07/15/32	1,881	1,534,157
Government National Mortgage Assoc.	3.000	01/15/45	90	95,223
Government National Mortgage Assoc.	3.000	03/15/45	19	19,954

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations(Continued)

Government National Mortgage Assoc.	3.000%	03/15/45	138	$145,695
Government National Mortgage Assoc.	3.500	10/15/40	160	172,303
Government National Mortgage Assoc.	3.500	12/20/47	7,249	7,677,772
Government National Mortgage Assoc.	4.000	11/20/48	662	698,887
Government National Mortgage Assoc.	4.500	02/20/41	1,375	1,537,128
Government National Mortgage Assoc.	5.000	08/20/39	434	490,199
Government National Mortgage Assoc.	6.000	01/15/33	12	13,869
Government National Mortgage Assoc.	6.000	03/15/33	4	4,603
Government National Mortgage Assoc.	6.000	05/15/33	5	5,709
Government National Mortgage Assoc.	6.000	06/15/33	5	5,074
Government National Mortgage Assoc.	6.000	12/15/33	14	16,043
Government National Mortgage Assoc.	6.500	09/15/32	31	35,085
Government National Mortgage Assoc.	6.500	09/15/32	60	67,289
Government National Mortgage Assoc.	6.500	11/15/33	34	38,038
Government National Mortgage Assoc.	6.500	11/15/33	55	61,066
Government National Mortgage Assoc.	6.500	07/15/38	1	1,134
Government National Mortgage Assoc.	8.000	08/20/31	—(r)	177
Government National Mortgage Assoc.	8.500	06/15/30	—(r)	178
Government National Mortgage Assoc.	8.500	08/20/30	1	1,649
Indonesia Government AID Bond, U.S. Gov’t. Gtd. Notes	6.650	07/15/29	13,959	17,055,098
Israel Government, AID Bond, U.S. Gov’t. Gtd. Notes	5.500	09/18/33	21,469	30,801,473
New Valley Generation IV, Pass-Through Certificates	4.687	01/15/22	63	63,464
Overseas Private Investment Corp., U.S. Gov’t. Gtd. Notes	0.000(s)	07/17/25	7,400	8,638,687
Overseas Private Investment Corp., U.S. Gov’t. Gtd. Notes	0.000(s)	01/24/29	16,600	18,003,151
Overseas Private Investment Corp., U.S. Gov’t. Gtd. Notes	2.090	05/15/28	2,028	2,104,337
Overseas Private Investment Corp., U.S. Gov’t. Gtd. Notes	3.000	10/05/34	6,535	7,281,569
Overseas Private Investment Corp., U.S. Gov’t. Gtd. Notes	3.190	10/05/34	2,801	3,162,398
Overseas Private Investment Corp., U.S. Gov’t. Gtd. Notes	3.490	12/20/29	142	156,882
Overseas Private Investment Corp., U.S. Gov’t. Gtd. Notes	3.820	12/20/32	97	112,521
Resolution Funding Corp., Unsec’d. Notes	8.625	01/15/30	429	675,121
Resolution Funding Corp. Interest Strips, Bonds	2.449(s)	01/15/30	1,519	1,322,550
Resolution Funding Corp. Interest Strips, Bonds	2.912(s)	04/15/28	9,547	8,859,542
Resolution Funding Corp. Interest Strips, Bonds	2.939(s)	01/15/28	1,942	1,780,499
Resolution Funding Corp. Interest Strips, Bonds	3.463(s)	04/15/30	20,677	18,022,425
Resolution Funding Corp. Principal Strips, Bonds	1.394(s)	01/15/30	3,889	3,449,983
Tennessee Valley Authority, Sr. Unsec’d. Notes	2.875	02/01/27	4,560	5,041,908
Tennessee Valley Authority, Sr. Unsec’d. Notes	5.980	04/01/36	790	1,202,636

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations(Continued)

Tennessee Valley Authority, Sr. Unsec’d. Notes	6.750%	11/01/25	2,459	$3,087,033
Tennessee Valley Authority Generic Strips, Bonds	0.983(s)	01/15/26	162	153,310
Tennessee Valley Authority Generic Strips, Bonds	1.886(s)	09/15/39	575	360,441
Tennessee Valley Authority Generic Strips, Bonds	2.339(s)	09/15/27	1,878	1,706,772
Tennessee Valley Authority Principal Strips, Unsec’d. Notes	2.937(s)	09/15/24	710	690,623
Tennessee Valley Authority Principal Strips, Bonds	2.950(s)	05/01/30	15,733	13,416,428
Tennessee Valley Authority Principal Strips, Bonds	3.874(s)	06/15/35	1,300	937,309
United States International Development Finance Corp., U.S. Gov’t. Gtd. Notes	3.370	10/05/34	6,645	7,600,434

Total U.S. Government Agency Obligations (cost $629,312,589)				675,508,575
U.S. Treasury Obligations 7.6%
U.S. Treasury Bonds(v)	1.375	11/15/40	723,305	672,447,617
U.S. Treasury Bonds	1.875	02/15/41	285	288,384
U.S. Treasury Bonds(a)	1.875	02/15/51	78,365	77,789,507
U.S. Treasury Bonds	2.000	02/15/50	25,705	26,227,133
U.S. Treasury Bonds(h)(v)	2.250	05/15/41	1,245,575	1,338,214,641
U.S. Treasury Bonds	2.500	02/15/45	20,920	23,400,981
U.S. Treasury Bonds(k)	2.500	02/15/46	335,980	376,717,575
U.S. Treasury Bonds	2.500	05/15/46	37,230	41,773,223
U.S. Treasury Bonds(k)	2.750	11/15/47	18,280	21,550,406
U.S. Treasury Bonds	2.875	05/15/43	111,225	131,871,141
U.S. Treasury Bonds(k)	2.875	08/15/45	5,405	6,457,286
U.S. Treasury Bonds	3.000	05/15/45	600	730,969
U.S. Treasury Bonds	3.000	02/15/47	3,705	4,552,519
U.S. Treasury Bonds	3.000	05/15/47	26,180	32,205,491
U.S. Treasury Bonds(k)	3.125	02/15/43	5,930	7,301,313
U.S. Treasury Bonds(h)	3.375	11/15/48	131,435	173,637,957
U.S. Treasury Bonds	3.625	08/15/43	5,755	7,629,871
U.S. Treasury Bonds(k)	3.750	11/15/43	18,670	25,242,423
U.S. Treasury Notes	0.125	01/31/23	6,095	6,094,048
U.S. Treasury Notes	0.125	05/15/23	7,350	7,345,693
U.S. Treasury Notes	0.125	07/15/23	1,055	1,053,929
U.S. Treasury Notes	0.125	01/15/24	7,995	7,968,766
U.S. Treasury Notes	0.250	03/15/24	66,977	66,924,674
U.S. Treasury Notes	0.250	06/15/24	55	54,875
U.S. Treasury Notes	0.250	09/30/25	36,970	36,478,992
U.S. Treasury Notes	0.250	10/31/25	49,270	48,569,442
U.S. Treasury Notes	0.375	11/30/25	4,935	4,887,963
U.S. Treasury Notes	0.375	09/30/27	10,365	10,051,621
U.S. Treasury Notes	0.500	05/31/27	6,750	6,622,910
U.S. Treasury Notes	0.625	11/30/27	6,790	6,671,175

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations(Continued)
U.S. Treasury Notes	0.875%	06/30/26	76,220	$76,916,699
U.S. Treasury Notes	1.125	02/28/22	26,805	26,969,390
U.S. Treasury Notes	1.250	04/30/28	17,680	18,008,738
U.S. Treasury Notes	1.250	06/30/28	12,385	12,599,802
U.S. Treasury Notes	1.625	05/15/31	64,725	67,101,621
U.S. Treasury Notes	1.750	12/31/24	9,885	10,328,280
U.S. Treasury Notes	2.000	02/15/25	5,165	5,443,426
U.S. Treasury Notes	2.125	07/31/24	2,440	2,569,434
U.S. Treasury Notes(k)	2.125	05/15/25	54,820	58,147,746
U.S. Treasury Notes	2.250	11/15/24	18,100	19,186,000
U.S. Treasury Notes	2.250	11/15/25	17,355	18,577,985
U.S. Treasury Notes	2.250	11/15/27	66,400	71,914,313
U.S. Treasury Notes	2.375	08/15/24	50,680	53,776,231
U.S. Treasury Notes	2.500	05/15/24	69,160	73,379,841
U.S. Treasury Notes	2.625	02/15/29	400	445,500
U.S. Treasury Notes	2.875	05/15/28	46,785	52,676,986
U.S. Treasury Notes	3.125	11/15/28	960	1,101,600
U.S. Treasury Strips Coupon	1.020(s)	05/15/33	10,320	8,587,772
U.S. Treasury Strips Coupon	1.450(s)	08/15/42	13,055	8,537,256
U.S. Treasury Strips Coupon	1.565(s)	11/15/41	35,820	23,876,269
U.S. Treasury Strips Coupon(k)	1.664(s)	11/15/30	23,650	20,872,049
U.S. Treasury Strips Coupon(a)	1.820(s)	08/15/27	50,000	47,207,031
U.S. Treasury Strips Coupon(k)	1.872(s)	05/15/31	13,800	12,015,164
U.S. Treasury Strips Coupon(k)	2.010(s)	11/15/29	20,000	18,028,906
U.S. Treasury Strips Coupon(k)	2.057(s)	11/15/38	69,525	50,652,765
U.S. Treasury Strips Coupon(k)	2.059(s)	02/15/39	220,490	158,761,412
U.S. Treasury Strips Coupon(k)	2.132(s)	11/15/28	17,440	16,069,325
U.S. Treasury Strips Coupon(k)	2.162(s)	05/15/29	42,370	38,608,008
U.S. Treasury Strips Coupon(k)	2.172(s)	05/15/39	206,540	147,845,527
U.S. Treasury Strips Coupon(k)	2.211(s)	11/15/40	44,875	30,818,257
U.S. Treasury Strips Coupon	2.251(s)	08/15/40	27,600	19,119,469
U.S. Treasury Strips Coupon	2.363(s)	11/15/44	17,805	11,107,955
U.S. Treasury Strips Coupon	2.365(s)	05/15/45	32,250	19,909,336
U.S. Treasury Strips Coupon	2.377(s)	08/15/45	12,525	7,691,622
U.S. Treasury Strips Coupon(k)	2.379(s)	08/15/44	82,650	51,785,391
U.S. Treasury Strips Coupon	2.387(s)	05/15/43	39,035	25,188,249
U.S. Treasury Strips Coupon	2.394(s)	11/15/43	124,950	79,460,391
U.S. Treasury Strips Coupon	2.416(s)	05/15/42	3,255	2,149,190
U.S. Treasury Strips Coupon	2.429(s)	02/15/43	11,305	7,331,469
U.S. Treasury Strips Coupon	2.441(s)	05/15/44	53,520	33,709,238
U.S. Treasury Strips Coupon	2.494(s)	02/15/45	48,225	29,916,454

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations(Continued)
U.S. Treasury Strips Coupon(k)	2.602%(s)	11/15/26	8,730	$8,346,016
U.S. Treasury Strips Principal	2.274(s)	11/15/44	31,280	19,899,456

Total U.S. Treasury Obligations (cost $4,493,983,744)				4,637,400,094

	Shares
Common Stocks 0.2%
Oil, Gas & Consumable Fuels
Chesapeake Energy Corp.	1,575,545	85,158,207
Chesapeake Energy Corp. Backstop Commitment*^	9,060	488,214

Total Common Stocks (cost $27,536,673)		85,646,421
Exchange-Traded Fund 0.0%
PGIM Ultra Short Bond ETF(a) (cost $14,940,410)	300,000	14,922,000
Preferred Stocks 0.0%
Banks 0.0%
Citigroup Capital XIII, 6.556%(c), 3 Month LIBOR + 6.370%, Maturing 10/30/40	22,000	609,840
Capital Markets 0.0%
State Street Corp., 5.350%(c), 3 Month LIBOR + 3.709%, Series G, Maturing 03/15/26(a)(oo)	315,000	9,538,200

Total Preferred Stocks (cost $8,425,000)		10,148,040

	Units
Warrants* 0.0%
Hotels, Restaurants & Leisure
CEC Brands LLC, expiring 12/31/25 (cost $0)	50,477	169,098

Total Long-Term Investments (cost $57,375,414,083)		60,375,484,312

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Shares	Value
Short-Term Investments 3.3%
Affiliated Mutual Funds 3.3%
PGIM Core Short-Term Bond Fund(wc)	70,817,283	$652,935,348
PGIM Core Ultra Short Bond Fund(wc)	146,484,062	146,484,062
PGIM Institutional Money Market Fund (cost $1,238,858,387; includes $1,238,778,845 of cash collateral for securities on loan)(b)(wc)	1,240,952,367	1,240,207,796

Total Affiliated Mutual Funds (cost $2,031,943,581)		2,039,627,206
Options Purchased*~ 0.0%
(cost $5,980,981)		2,926,643

Total Short-Term Investments (cost $2,037,924,562)		2,042,553,849

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 102.3% (cost $59,413,338,645)		62,418,038,161
Options Written*~ (0.0)%
(premiums received $14,563,194)		(12,433,982)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 102.3% (cost $59,398,775,451)		62,405,604,179
Liabilities in excess of other assets(z) (2.3)%		(1,401,029,585)

Net Assets 100.0%		$61,004,574,594

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
EUR—Euro
GBP—British Pound
HUF—Hungarian Forint
IDR—Indonesian Rupiah
ILS—Israeli Shekel
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
NZD—New Zealand Dollar
PEN—Peruvian Nuevo Sol

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
PHP—Philippine Peso
PLN—Polish Zloty
RUB—Russian Ruble
SEK—Swedish Krona
SGD—Singapore Dollar
THB—Thai Baht
TRY—Turkish Lira
TWD—New Taiwanese Dollar
USD—US Dollar
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
ABS—Asset-Backed Security
AID—Agency for International Development
BABs—Build America Bonds
BBR—New Zealand Bank Bill Rate
BBSW—Australian Bank Bill Swap Reference Rate
BROIS—Brazil Overnight Index Swap
BUBOR—Budapest Interbank Offered Rate
CDX—Credit Derivative Index
CLO—Collateralized Loan Obligation
CLOIS—Sinacofi Chile Interbank Rate Average
CME—Chicago Mercantile Exchange
CMT—Constant Maturity Treasury
COOIS—Colombia Overnight Interbank Reference Rate
CPI—Consumer Price Index
EMTN—Euro Medium Term Note
ETF—Exchange-Traded Fund
EURIBOR—Euro Interbank Offered Rate
FHLMC—Federal Home Loan Mortgage Corporation
FREMF—Freddie Mac Mortgage Trust
GMTN—Global Medium Term Note
IO—Interest Only (Principal amount represents notional)
JIBAR—Johannesburg Interbank Agreed Rate
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
M—Monthly payment frequency for swaps
MTN—Medium Term Note
NSA—Non-Seasonally Adjusted
OTC—Over-the-counter
PIK—Payment-in-Kind
PJSC—Public Joint-Stock Company
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
REMICS—Real Estate Mortgage Investment Conduit Security
S—Semiannual payment frequency for swaps
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
Strips—Separate Trading of Registered Interest and Principal of Securities
T—Swap payment upon termination
USOIS—United States Overnight Index Swap

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
WIBOR—Warsaw Interbank Offered Rate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $209,315,829 and 0.3% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,216,068,357; cash collateral of $1,238,778,845 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2021.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of July 31, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(v)	Represents security, or a portion thereof, segregated as collateral for reverse repurchase agreements.
(wc)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.HY.36.V1, 06/20/26	Call	BNP Paribas S.A.	08/18/21	$110.00	5.00%(Q)	CDX.NA.HY .36.V1(Q)	100,000	$34,778
CDX.NA.HY.36.V1, 06/20/26	Call	BNP Paribas S.A.	08/18/21	$112.00	5.00%(Q)	CDX.NA.HY .36.V1(Q)	107,930	706
CDX.NA.IG.36.V1, 06/20/26	Call	Deutsche Bank AG	08/18/21	0.38%	1.00%(Q)	CDX.NA.IG .36.V1(Q)	283,110	675
CDX.NA.IG.36.V1, 06/20/26	Call	Goldman Sachs International	08/18/21	0.40%	1.00%(Q)	CDX.NA.IG .36.V1(Q)	574,540	4,791
CDX.NA.IG.36.V1, 06/20/26	Call	JPMorgan Chase Bank, N.A.	08/18/21	0.40%	1.00%(Q)	CDX.NA.IG .36.V1(Q)	308,430	2,572
CDX.NA.IG.36.V1, 06/20/26	Call	Barclays Bank PLC	09/15/21	0.38%	1.00%(Q)	CDX.NA.IG .36.V1(Q)	305,620	2,210

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Options Purchased (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.36.V1, 06/20/26	Call	Barclays Bank PLC	10/20/21	0.38%	1.00%(Q)	CDX.NA.IG .36.V1(Q)	305,600	$6,364
CDX.NA.IG.36.V1, 06/20/26	Call	Goldman Sachs International	10/20/21	0.38%	1.00%(Q)	CDX.NA.IG .36.V1(Q)	305,620	6,364
CDX.NA.HY.36.V1, 06/20/26	Put	BNP Paribas S.A.	08/18/21	$108.00	CDX.NA.HY .36.V1(Q)	5.00%(Q)	107,930	274,226
CDX.NA.HY.36.V1, 06/20/26	Put	Credit Suisse International	10/20/21	$101.00	CDX.NA.HY .36.V1(Q)	5.00%(Q)	250,000	700,063
CDX.NA.IG.36.V1, 06/20/26	Put	Deutsche Bank AG	08/18/21	0.55%	CDX.NA.IG .36.V1(Q)	1.00%(Q)	283,110	106,694
CDX.NA.IG.36.V1, 06/20/26	Put	Goldman Sachs International	08/18/21	0.58%	CDX.NA.IG .36.V1(Q)	1.00%(Q)	574,540	149,699
CDX.NA.IG.36.V1, 06/20/26	Put	JPMorgan Chase Bank, N.A.	08/18/21	0.58%	CDX.NA.IG .36.V1(Q)	1.00%(Q)	308,430	80,363
CDX.NA.IG.36.V1, 06/20/26	Put	Barclays Bank PLC	09/15/21	0.53%	CDX.NA.IG .36.V1(Q)	1.00%(Q)	305,620	397,269
CDX.NA.IG.36.V1, 06/20/26	Put	Barclays Bank PLC	10/20/21	0.53%	CDX.NA.IG .36.V1(Q)	1.00%(Q)	305,600	626,743
CDX.NA.IG.36.V1, 06/20/26	Put	Goldman Sachs International	10/20/21	0.55%	CDX.NA.IG .36.V1(Q)	1.00%(Q)	305,620	533,126
Total Options Purchased (cost $5,980,981)								$2,926,643
Options Written:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Azerbaijan Contingent CAP	Call	Deutsche Bank AG	12/22/32	6.86%		—		429,621	$(317,728)
(premiums received $2,362,915)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.HY.36.V1, 06/20/26	Call	BNP Paribas S.A.	08/18/21	$109.50	CDX.NA.HY .36.V1(Q)	5.00%(Q)	107,930	$(181,702)
CDX.NA.IG.36.V1, 06/20/26	Call	BNP Paribas S.A.	08/18/21	0.48%	CDX.NA.IG .36.V1(Q)	1.00%(Q)	450,000	(88,448)
CDX.NA.IG.36.V1, 06/20/26	Call	Deutsche Bank AG	08/18/21	0.48%	CDX.NA.IG .36.V1(Q)	1.00%(Q)	283,110	(55,646)

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
CDX.NA.IG.36.V1, 06/20/26	Call	Goldman Sachs International	08/18/21	0.50%	CDX.NA.IG .36.V1(Q)	1.00%(Q)		574,540	$(438,408)
CDX.NA.IG.36.V1, 06/20/26	Call	JPMorgan Chase Bank, N.A.	08/18/21	0.50%	CDX.NA.IG .36.V1(Q)	1.00%(Q)		308,430	(235,350)
CDX.NA.IG.36.V1, 06/20/26	Call	Barclays Bank PLC	09/15/21	0.48%	CDX.NA.IG .36.V1(Q)	1.00%(Q)		305,620	(141,212)
CDX.NA.IG.36.V1, 06/20/26	Call	Barclays Bank PLC	10/20/21	0.48%	CDX.NA.IG .36.V1(Q)	1.00%(Q)		305,600	(219,673)
CDX.NA.IG.36.V1, 06/20/26	Call	Goldman Sachs International	10/20/21	0.48%	CDX.NA.IG .36.V1(Q)	1.00%(Q)		305,620	(219,687)
CDX.NA.HY.36.V1, 06/20/26	Put	Credit Suisse International	08/18/21	$103.00	5.00%(Q)	CDX.NA.HY .36.V1(Q)		267,500	(107,661)
CDX.NA.HY.36.V1, 06/20/26	Put	BNP Paribas S.A.	08/18/21	$105.00	5.00%(Q)	CDX.NA.HY .36.V1(Q)		107,930	(61,206)
CDX.NA.HY.36.V1, 06/20/26	Put	Citibank, N.A.	09/15/21	$101.00	5.00%(Q)	CDX.NA.HY .36.V1(Q)		35,000	(40,986)
CDX.NA.HY.36.V1, 06/20/26	Put	Citibank, N.A.	10/20/21	$101.00	5.00%(Q)	CDX.NA.HY .36.V1(Q)		200,000	(560,051)
CDX.NA.HY.36.V1, 06/20/26	Put	Credit Suisse International	10/20/21	$105.00	5.00%(Q)	CDX.NA.HY .36.V1(Q)		250,000	(1,381,216)
CDX.NA.HY.36.V1, 06/20/26	Put	Credit Suisse International	11/17/21	$98.00	5.00%(Q)	CDX.NA.HY .36.V1(Q)		59,000	(182,843)
CDX.NA.IG.36.V1, 06/20/26	Put	Deutsche Bank AG	08/18/21	0.70%	1.00%(Q)	CDX.NA.IG .36.V1(Q)		283,110	(29,457)
CDX.NA.IG.36.V1, 06/20/26	Put	Goldman Sachs International	08/18/21	0.75%	1.00%(Q)	CDX.NA.IG .36.V1(Q)		574,540	(51,053)
CDX.NA.IG.36.V1, 06/20/26	Put	JPMorgan Chase Bank, N.A.	08/18/21	0.78%	1.00%(Q)	CDX.NA.IG .36.V1(Q)		308,430	(25,684)
CDX.NA.IG.36.V1, 06/20/26	Put	Barclays Bank PLC	09/15/21	0.65%	1.00%(Q)	CDX.NA.IG .36.V1(Q)		305,620	(150,026)
CDX.NA.IG.36.V1, 06/20/26	Put	Barclays Bank PLC	10/20/21	0.70%	1.00%(Q)	CDX.NA.IG .36.V1(Q)		305,600	(254,229)
CDX.NA.IG.36.V1, 06/20/26	Put	Goldman Sachs International	10/20/21	0.75%	1.00%(Q)	CDX.NA.IG .36.V1(Q)		305,620	(210,453)
CDX.NA.IG.36.V1, 06/20/26	Put	Goldman Sachs International	06/15/22	3.00%	1.00%(Q)	CDX.NA.IG .36.V1(Q)		1,000,000	(256,476)
GS_21-PJA††^	Put	Goldman Sachs International	06/17/24	0.25%	0.25%(M)	GS_21-PJA(M)		701,420	(114,774)
iTraxx.EU.35.V1, 06/20/26	Put	Goldman Sachs International	06/15/22	3.00%	1.00%(Q)	iTraxx.EU .35.V1(Q)	EUR	500,000	(527,805)

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
iTraxx.XO.35.V1, 06/20/26	Put	Barclays Bank PLC	09/15/21	7.00%	5.00%(Q)	iTraxx.XO .35.V1(Q)	EUR	500,000	$(138,446)
iTraxx.XO.35.V1, 06/20/26	Put	Barclays Bank PLC	10/20/21	5.00%	5.00%(Q)	iTraxx.XO .35.V1(Q)	EUR	117,750	(174,433)
iTraxx.XO.35.V1, 06/20/26	Put	Barclays Bank PLC	12/15/21	7.00%	5.00%(Q)	iTraxx.XO .35.V1(Q)	EUR	70,000	(135,280)
iTraxx.XO.35.V1, 06/20/26	Put	Barclays Bank PLC	12/15/21	7.00%	5.00%(Q)	iTraxx.XO .35.V1(Q)	EUR	295,000	(570,109)
iTraxx.XO.35.V1, 06/20/26	Put	Barclays Bank PLC	12/15/21	8.00%	5.00%(Q)	iTraxx.XO .35.V1(Q)	EUR	300,000	(450,806)
iTraxx.XO.35.V1, 06/20/26	Put	Barclays Bank PLC	06/15/22	9.00%	5.00%(Q)	iTraxx.XO .35.V1(Q)	EUR	328,080	(5,113,134)
Total OTC Swaptions (premiums received $12,200,279)									$(12,116,254)
Total Options Written (premiums received $14,563,194)									$(12,433,982)
††	The value of the contract, GS_21-PJA, is derived from a pool of senior prime jumbo mortgages.

Futures contracts outstanding at July 31, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
105,372	5 Year U.S. Treasury Notes	Sep. 2021	$13,113,051,205	$72,581,292
12,433	10 Year U.S. Treasury Notes	Sep. 2021	1,671,655,765	4,531,698
6,848	10 Year U.S. Ultra Treasury Notes	Sep. 2021	1,028,912,000	36,155,598
8,983	20 Year U.S. Treasury Bonds	Sep. 2021	1,479,668,531	57,128,428
10,113	30 Year U.S. Ultra Treasury Bonds	Sep. 2021	2,017,859,531	100,873,614
				271,270,630
Short Positions:
100	30 Day Federal Funds	Jan. 2022	39,966,000	37,846
299	30 Day Federal Funds	Feb. 2022	119,498,340	137,080
580	30 Day Federal Funds	Mar. 2022	231,791,200	273,307
305	30 Day Federal Funds	Apr. 2022	121,890,200	150,250
1	30 Day Federal Funds	May 2022	399,620	539
526	3 Month CME SOFR	Jun. 2022	131,427,675	84,837
104,043	2 Year U.S. Treasury Notes	Sep. 2021	22,957,738,219	(988,003)
17,985	5 Year Euro-Bobl	Sep. 2021	2,887,865,838	(28,115,828)

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Futures contracts outstanding at July 31, 2021 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
7,735	10 Year Euro-Bund	Sep. 2021	$1,620,143,417	$(44,094,810)
11,278	Euro Schatz Index	Sep. 2021	1,503,144,457	(2,206,858)
				(74,721,640)
				$196,548,990
Forward foreign currency exchange contracts outstanding at July 31, 2021:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 08/03/21	Morgan Stanley & Co. International PLC	BRL	866,176	$174,864,879	$166,227,236	$—	$(8,637,643)
Expiring 09/02/21	Morgan Stanley & Co. International PLC	BRL	436,076	83,839,782	83,344,518	—	(495,264)
British Pound,
Expiring 10/19/21	Barclays Bank PLC	GBP	23,761	33,029,570	33,033,371	3,801	—
Chilean Peso,
Expiring 09/15/21	Citibank, N.A.	CLP	11,071,537	14,654,000	14,569,503	—	(84,497)
Expiring 09/15/21	Citibank, N.A.	CLP	5,754,719	8,001,000	7,572,878	—	(428,122)
Expiring 09/15/21	Credit Suisse International	CLP	6,385,713	8,410,000	8,403,229	—	(6,771)
Expiring 09/15/21	Credit Suisse International	CLP	4,001,312	5,381,000	5,265,495	—	(115,505)
Expiring 09/15/21	Goldman Sachs International	CLP	5,468,012	7,151,000	7,195,588	44,588	—
Expiring 09/15/21	UBS AG	CLP	11,398,803	14,820,000	15,000,166	180,166	—
Expiring 09/15/21	UBS AG	CLP	6,113,660	8,039,000	8,045,223	6,223	—
Chinese Renminbi,
Expiring 08/18/21	Citibank, N.A.	CNH	276,761	42,635,000	42,746,915	111,915	—
Expiring 08/18/21	Citibank, N.A.	CNH	208,613	32,121,000	32,221,192	100,192	—
Expiring 08/18/21	Citibank, N.A.	CNH	187,421	28,854,000	28,948,013	94,013	—
Expiring 08/18/21	Citibank, N.A.	CNH	133,566	20,506,000	20,629,823	123,823	—
Expiring 08/18/21	Citibank, N.A.	CNH	119,943	18,473,000	18,525,771	52,771	—
Expiring 08/18/21	Citibank, N.A.	CNH	80,881	12,467,000	12,492,408	25,408	—

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 08/18/21	Citibank, N.A.	CNH	77,466	$11,927,000	$11,964,940	$37,940	$—
Expiring 08/18/21	Citibank, N.A.	CNH	72,897	11,261,000	11,259,252	—	(1,748)
Expiring 08/18/21	Citibank, N.A.	CNH	72,514	11,213,000	11,200,175	—	(12,825)
Expiring 08/18/21	Credit Suisse International	CNH	141,222	21,702,000	21,812,397	110,397	—
Expiring 08/18/21	Credit Suisse International	CNH	76,756	11,975,000	11,855,322	—	(119,678)
Expiring 08/18/21	Goldman Sachs International	CNH	82,762	12,745,000	12,782,983	37,983	—
Expiring 08/18/21	Goldman Sachs International	CNH	80,298	12,379,000	12,402,317	23,317	—
Expiring 08/18/21	Goldman Sachs International	CNH	77,451	11,959,000	11,962,685	3,685	—
Expiring 08/18/21	Goldman Sachs International	CNH	67,695	10,444,000	10,455,742	11,742	—
Expiring 08/18/21	HSBC Bank PLC	CNH	133,542	20,564,000	20,626,190	62,190	—
Expiring 08/18/21	HSBC Bank PLC	CNH	116,715	18,008,000	18,027,178	19,178	—
Expiring 08/18/21	HSBC Bank PLC	CNH	79,339	12,213,000	12,254,207	41,207	—
Expiring 08/18/21	JPMorgan Chase Bank, N.A.	CNH	148,281	22,902,000	22,902,690	690	—
Expiring 08/18/21	JPMorgan Chase Bank, N.A.	CNH	128,294	19,742,000	19,815,532	73,532	—
Expiring 08/18/21	JPMorgan Chase Bank, N.A.	CNH	119,330	18,358,000	18,430,971	72,971	—
Expiring 08/18/21	JPMorgan Chase Bank, N.A.	CNH	101,421	15,808,000	15,664,909	—	(143,091)
Expiring 08/18/21	JPMorgan Chase Bank, N.A.	CNH	76,123	11,736,000	11,757,507	21,507	—
Expiring 08/18/21	JPMorgan Chase Bank, N.A.	CNH	72,929	11,247,000	11,264,172	17,172	—
Expiring 08/18/21	Morgan Stanley & Co. International PLC	CNH	82,566	12,778,000	12,752,609	—	(25,391)

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 08/18/21	Morgan Stanley & Co. International PLC	CNH	34,429	$5,304,572	$5,317,759	$13,187	$—
Expiring 08/18/21	Standard Chartered	CNH	252,621	39,013,000	39,018,393	5,393	—
Colombian Peso,
Expiring 09/15/21	Citibank, N.A.	COP	89,195,088	24,791,564	22,942,727	—	(1,848,837)
Expiring 09/15/21	Citibank, N.A.	COP	41,293,765	11,391,000	10,621,567	—	(769,433)
Expiring 09/15/21	Goldman Sachs International	COP	27,616,980	7,629,000	7,103,629	—	(525,371)
Czech Koruna,
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	CZK	474,480	21,823,421	22,044,609	221,188	—
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	CZK	178,879	8,189,000	8,310,833	121,833	—
Expiring 10/19/21	Morgan Stanley & Co. International PLC	CZK	798,268	36,732,187	37,087,927	355,740	—
Expiring 10/19/21	UBS AG	CZK	268,592	12,309,000	12,478,906	169,906	—
Euro,
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	EUR	15,601	18,446,000	18,536,015	90,015	—
Hungarian Forint,
Expiring 10/19/21	Barclays Bank PLC	HUF	3,677,327	12,061,000	12,138,659	77,659	—
Expiring 10/19/21	Barclays Bank PLC	HUF	2,540,969	8,359,000	8,387,603	28,603	—
Indian Rupee,
Expiring 09/15/21	BNP Paribas S.A.	INR	866,595	11,691,000	11,590,523	—	(100,477)
Expiring 09/15/21	Citibank, N.A.	INR	13,632,293	184,768,244	182,328,936	—	(2,439,308)
Expiring 09/15/21	Credit Suisse International	INR	1,176,407	15,724,000	15,734,183	10,183	—
Expiring 09/15/21	Credit Suisse International	INR	884,325	11,780,000	11,827,648	47,648	—
Expiring 09/15/21	Goldman Sachs International	INR	897,292	12,120,000	12,001,085	—	(118,915)

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 09/15/21	Goldman Sachs International	INR	888,324	$12,006,000	$11,881,138	$—	$(124,862)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	INR	1,115,776	14,879,000	14,923,262	44,262	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	INR	868,996	11,785,000	11,622,637	—	(162,363)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	INR	852,540	11,376,000	11,402,538	26,538	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	INR	814,389	10,872,000	10,892,273	20,273	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	INR	1,506,356	20,125,000	20,147,185	22,185	—
Expiring 09/15/21	Standard Chartered	INR	1,371,661	18,324,000	18,345,670	21,670	—
Expiring 09/15/21	Standard Chartered	INR	910,480	12,173,000	12,177,464	4,464	—
Indonesian Rupiah,
Expiring 09/15/21	Barclays Bank PLC	IDR	163,508,596	11,331,000	11,266,638	—	(64,362)
Expiring 09/15/21	HSBC Bank PLC	IDR	2,969,845,987	206,282,280	204,638,663	—	(1,643,617)
Israeli Shekel,
Expiring 09/17/21	Bank of America, N.A.	ILS	365,781	112,721,426	113,199,227	477,801	—
Expiring 09/17/21	Bank of America, N.A.	ILS	38,149	11,812,000	11,805,957	—	(6,043)
Expiring 09/17/21	Bank of America, N.A.	ILS	26,638	8,153,908	8,243,733	89,825	—
Expiring 09/17/21	Barclays Bank PLC	ILS	33,285	10,190,092	10,300,772	110,680	—
Expiring 09/17/21	Citibank, N.A.	ILS	40,351	12,453,000	12,487,634	34,634	—
Japanese Yen,
Expiring 10/19/21	Barclays Bank PLC	JPY	3,782,645	34,352,115	34,502,521	150,406	—
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	JPY	1,336,262	12,174,000	12,188,404	14,404	—

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso,
Expiring 09/15/21	BNP Paribas S.A.	MXN	166,225	$8,034,000	$8,297,747	$263,747	$—
Expiring 09/15/21	Citibank, N.A.	MXN	569,170	28,673,560	28,412,313	—	(261,247)
Expiring 09/15/21	Goldman Sachs International	MXN	159,441	7,910,000	7,959,090	49,090	—
Expiring 09/15/21	Goldman Sachs International	MXN	153,845	7,718,000	7,679,775	—	(38,225)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	MXN	240,097	11,985,000	11,985,372	372	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	MXN	237,366	11,895,000	11,849,013	—	(45,987)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	MXN	159,816	7,873,000	7,977,837	104,837	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	MXN	1,527,893	75,563,469	76,270,660	707,191	—
Expiring 09/15/21	UBS AG	MXN	369,894	18,274,000	18,464,668	190,668	—
Expiring 09/15/21	UBS AG	MXN	166,546	8,188,000	8,313,758	125,758	—
New Taiwanese Dollar,
Expiring 09/15/21	Citibank, N.A.	TWD	564,743	20,225,000	20,240,702	15,702	—
Expiring 09/15/21	Citibank, N.A.	TWD	325,595	11,903,000	11,669,500	—	(233,500)
Expiring 09/15/21	Credit Suisse International	TWD	335,454	12,088,000	12,022,867	—	(65,133)
Expiring 09/15/21	Goldman Sachs International	TWD	342,699	12,299,000	12,282,541	—	(16,459)
Expiring 09/15/21	Goldman Sachs International	TWD	338,743	12,376,000	12,140,761	—	(235,239)
Expiring 09/15/21	Goldman Sachs International	TWD	316,555	11,400,000	11,345,520	—	(54,480)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	TWD	561,807	20,169,000	20,135,503	—	(33,497)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	TWD	560,558	19,996,000	20,090,716	94,716	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	TWD	433,874	15,869,000	15,550,305	—	(318,695)

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Taiwanese Dollar (cont’d.),
Expiring 09/15/21	Standard Chartered	TWD	331,842	$11,891,000	$11,893,413	$2,413	$—
Peruvian Nuevo Sol,
Expiring 09/15/21	BNP Paribas S.A.	PEN	64,336	16,797,000	15,840,874	—	(956,126)
Expiring 09/15/21	BNP Paribas S.A.	PEN	47,060	11,914,000	11,587,257	—	(326,743)
Expiring 09/15/21	Goldman Sachs International	PEN	48,800	12,327,000	12,015,519	—	(311,481)
Expiring 09/15/21	Goldman Sachs International	PEN	44,398	11,235,000	10,931,858	—	(303,142)
Philippine Peso,
Expiring 09/15/21	Citibank, N.A.	PHP	1,192,592	23,663,000	23,805,947	142,947	—
Expiring 09/15/21	Citibank, N.A.	PHP	779,381	15,908,000	15,557,627	—	(350,373)
Expiring 09/15/21	Citibank, N.A.	PHP	582,671	11,918,000	11,631,003	—	(286,997)
Expiring 09/15/21	Citibank, N.A.	PHP	571,639	11,744,000	11,410,791	—	(333,209)
Expiring 09/15/21	Goldman Sachs International	PHP	1,215,893	24,039,000	24,271,072	232,072	—
Expiring 09/15/21	Goldman Sachs International	PHP	569,053	11,750,000	11,359,156	—	(390,844)
Expiring 09/15/21	HSBC Bank PLC	PHP	1,297,090	25,763,000	25,891,891	128,891	—
Expiring 09/15/21	HSBC Bank PLC	PHP	1,190,119	23,536,000	23,756,592	220,592	—
Expiring 09/15/21	HSBC Bank PLC	PHP	588,831	12,019,000	11,753,970	—	(265,030)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	PHP	594,246	12,124,000	11,862,052	—	(261,948)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	PHP	575,221	11,939,000	11,482,289	—	(456,711)
Expiring 09/15/21	Standard Chartered	PHP	1,800,626	35,726,000	35,943,245	217,245	—
Expiring 09/15/21	Standard Chartered	PHP	1,436,307	28,390,000	28,670,877	280,877	—
Expiring 09/15/21	Standard Chartered	PHP	981,512	19,537,000	19,592,468	55,468	—
Expiring 09/15/21	Standard Chartered	PHP	938,069	18,525,000	18,725,287	200,287	—
Expiring 09/15/21	Standard Chartered	PHP	801,005	15,910,000	15,989,279	79,279	—
Polish Zloty,
Expiring 10/19/21	Barclays Bank PLC	PLN	157,370	41,027,385	40,859,104	—	(168,281)

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Polish Zloty (cont’d.),
Expiring 10/19/21	HSBC Bank PLC	PLN	196,748	$51,162,546	$51,083,074	$—	$(79,472)
Russian Ruble,
Expiring 09/15/21	Barclays Bank PLC	RUB	1,104,094	14,765,000	14,991,116	226,116	—
Expiring 09/15/21	Barclays Bank PLC	RUB	861,494	11,725,000	11,697,156	—	(27,844)
Expiring 09/15/21	Barclays Bank PLC	RUB	585,050	7,875,000	7,943,656	68,656	—
Expiring 09/15/21	Goldman Sachs International	RUB	596,480	7,969,000	8,098,852	129,852	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	RUB	7,422,697	99,908,435	100,783,529	875,094	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	RUB	2,197,577	30,187,000	29,838,157	—	(348,843)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	RUB	1,070,408	14,628,000	14,533,731	—	(94,269)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	RUB	909,903	12,145,000	12,354,441	209,441	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	RUB	900,158	12,189,000	12,222,116	33,116	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	RUB	893,400	11,874,000	12,130,359	256,359	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	RUB	879,533	11,847,000	11,942,081	95,081	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	RUB	852,869	11,708,000	11,580,046	—	(127,954)

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Russian Ruble (cont’d.),
Expiring 09/15/21	Morgan Stanley & Co. International PLC	RUB	597,673	$8,042,000	$8,115,060	$73,060	$—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	RUB	581,915	7,924,000	7,901,094	—	(22,906)
South African Rand,
Expiring 09/15/21	Citibank, N.A.	ZAR	423,627	29,089,050	28,743,161	—	(345,889)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	ZAR	309,367	20,952,000	20,990,598	38,598	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	ZAR	110,687	7,958,000	7,510,105	—	(447,895)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	ZAR	108,390	7,887,000	7,354,274	—	(532,726)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	ZAR	112,125	8,066,000	7,607,736	—	(458,264)
South Korean Won,
Expiring 09/15/21	Citibank, N.A.	KRW	24,952,647	21,982,000	21,625,024	—	(356,976)
Expiring 09/15/21	Citibank, N.A.	KRW	22,955,915	19,908,000	19,894,570	—	(13,430)
Expiring 09/15/21	Citibank, N.A.	KRW	20,051,544	18,127,000	17,377,519	—	(749,481)
Expiring 09/15/21	Credit Suisse International	KRW	160,813,133	144,162,378	139,367,488	—	(4,794,890)
Expiring 09/15/21	Goldman Sachs International	KRW	14,485,661	12,624,000	12,553,889	—	(70,111)
Expiring 09/15/21	Goldman Sachs International	KRW	13,849,401	12,209,000	12,002,479	—	(206,521)
Expiring 09/15/21	HSBC Bank PLC	KRW	17,988,383	15,762,000	15,589,496	—	(172,504)
Expiring 09/15/21	HSBC Bank PLC	KRW	14,109,751	12,230,000	12,228,109	—	(1,891)
Expiring 09/15/21	HSBC Bank PLC	KRW	13,669,468	11,964,000	11,846,541	—	(117,459)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	KRW	13,780,090	11,907,000	11,942,411	35,411	—

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 09/15/21	Morgan Stanley & Co. International PLC	KRW	13,721,773	$11,946,000	$11,891,871	$—	$(54,129)
Expiring 09/15/21	Standard Chartered	KRW	23,326,279	20,335,000	20,215,543	—	(119,457)
Expiring 09/15/21	Standard Chartered	KRW	21,218,754	18,526,000	18,389,073	—	(136,927)
Expiring 09/15/21	Standard Chartered	KRW	10,208,263	8,911,000	8,846,914	—	(64,086)
Thai Baht,
Expiring 09/15/21	Goldman Sachs International	THB	1,780,891	57,025,018	54,170,669	—	(2,854,349)
Expiring 09/15/21	Goldman Sachs International	THB	377,102	11,728,000	11,470,590	—	(257,410)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	THB	2,674,712	85,634,235	81,358,679	—	(4,275,556)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	THB	484,523	15,097,000	14,738,093	—	(358,907)
Expiring 09/15/21	Standard Chartered	THB	510,514	15,812,000	15,528,680	—	(283,320)
				$3,409,261,116	$3,376,888,024	8,587,844	(40,960,936)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	AUD	16,502	$12,186,087	$12,114,459	$71,628	$—
Brazilian Real,
Expiring 08/03/21	Bank of America, N.A.	BRL	39,441	7,851,000	7,569,111	281,889	—
Expiring 08/03/21	Bank of America, N.A.	BRL	36,567	7,270,000	7,017,622	252,378	—

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 08/03/21	Citibank, N.A.	BRL	124,565	$23,994,000	$23,905,163	$88,837	$—
Expiring 08/03/21	Citibank, N.A.	BRL	48,074	9,569,075	9,225,866	343,209	—
Expiring 08/03/21	Citibank, N.A.	BRL	44,280	8,811,925	8,497,732	314,193	—
Expiring 08/03/21	Morgan Stanley & Co. International PLC	BRL	436,076	84,168,279	83,687,044	481,235	—
Expiring 08/03/21	Morgan Stanley & Co. International PLC	BRL	94,016	18,446,000	18,042,470	403,530	—
Expiring 08/03/21	UBS AG	BRL	43,157	8,134,000	8,282,227	—	(148,227)
British Pound,
Expiring 10/19/21	Morgan Stanley & Co. International PLC	GBP	1,185,409	1,645,005,109	1,648,016,838	—	(3,011,729)
Chilean Peso,
Expiring 09/15/21	BNP Paribas S.A.	CLP	31,238,871	43,621,788	41,108,550	2,513,238	—
Expiring 09/15/21	BNP Paribas S.A.	CLP	13,166,080	18,252,000	17,325,801	926,199	—
Expiring 09/15/21	Citibank, N.A.	CLP	13,513,400	18,324,000	17,782,854	541,146	—
Expiring 09/15/21	Citibank, N.A.	CLP	13,056,171	18,127,000	17,181,167	945,833	—
Expiring 09/15/21	Goldman Sachs International	CLP	5,684,161	7,589,000	7,480,028	108,972	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	CLP	34,259,432	47,836,009	45,083,434	2,752,575	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	CLP	4,039,432	5,304,572	5,315,659	—	(11,087)
Chinese Renminbi,
Expiring 08/18/21	Credit Suisse International	CNH	154,873	24,158,000	23,920,857	237,143	—
Expiring 08/18/21	Credit Suisse International	CNH	151,914	23,701,000	23,463,767	237,233	—

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 08/18/21	Goldman Sachs International	CNH	102,772	$15,990,000	$15,873,540	$116,460	$—
Expiring 08/18/21	HSBC Bank PLC	CNH	149,501	23,269,000	23,091,079	177,921	—
Expiring 08/18/21	JPMorgan Chase Bank, N.A.	CNH	147,366	22,968,000	22,761,269	206,731	—
Expiring 08/18/21	JPMorgan Chase Bank, N.A.	CNH	77,518	11,906,000	11,972,928	—	(66,928)
Expiring 08/18/21	Morgan Stanley & Co. International PLC	CNH	186,598	29,115,000	28,820,855	294,145	—
Colombian Peso,
Expiring 09/15/21	BNP Paribas S.A.	COP	100,292,267	26,421,000	25,797,139	623,861	—
Expiring 09/15/21	BNP Paribas S.A.	COP	23,283,700	6,100,000	5,989,025	110,975	—
Expiring 09/15/21	Citibank, N.A.	COP	30,668,717	8,095,000	7,888,596	206,404	—
Expiring 09/15/21	Goldman Sachs International	COP	44,617,855	11,887,000	11,476,588	410,412	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	COP	46,048,785	12,081,000	11,844,651	236,349	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	COP	32,458,709	8,462,000	8,349,017	112,983	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	COP	32,346,185	8,369,000	8,320,074	48,926	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	COP	32,299,297	8,259,000	8,308,013	—	(49,013)

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Colombian Peso (cont’d.),
Expiring 09/15/21	Morgan Stanley & Co. International PLC	COP	29,440,125	$7,722,000	$7,572,578	$149,422	$—
Czech Koruna,
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	CZK	399,814	18,446,000	18,575,546	—	(129,546)
Euro,
Expiring 10/19/21	Bank of America, N.A.	EUR	91,418	108,135,309	108,617,501	—	(482,192)
Expiring 10/19/21	BNP Paribas S.A.	EUR	3,129,544	3,711,552,243	3,718,357,866	—	(6,805,623)
Expiring 10/19/21	HSBC Bank PLC	EUR	2,135,503	2,539,558,337	2,537,291,302	2,267,035	—
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	EUR	77,563	91,780,785	92,156,260	—	(375,475)
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	EUR	69,294	81,997,735	82,331,518	—	(333,783)
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	EUR	15,571	18,344,000	18,500,533	—	(156,533)
Hungarian Forint,
Expiring 10/19/21	Barclays Bank PLC	HUF	23,483,200	78,181,559	77,516,790	664,769	—
Expiring 10/19/21	Goldman Sachs International	HUF	3,643,450	12,074,000	12,026,835	47,165	—
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	HUF	2,529,684	8,252,000	8,350,351	—	(98,351)
Indian Rupee,
Expiring 09/15/21	HSBC Bank PLC	INR	1,855,954	24,604,000	24,822,972	—	(218,972)
Expiring 09/15/21	HSBC Bank PLC	INR	1,651,218	22,018,000	22,084,677	—	(66,677)
Expiring 09/15/21	HSBC Bank PLC	INR	1,140,362	15,134,000	15,252,092	—	(118,092)

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	INR	1,499,245	$19,958,000	$20,052,073	$—	$(94,073)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	INR	1,216,140	16,199,000	16,265,605	—	(66,605)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	INR	1,551,580	20,636,000	20,752,037	—	(116,037)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	INR	1,486,458	19,797,000	19,881,046	—	(84,046)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	INR	925,149	12,303,000	12,373,661	—	(70,661)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	INR	890,500	11,933,000	11,910,244	22,756	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	INR	888,036	11,784,000	11,877,291	—	(93,291)
Expiring 09/15/21	Standard Chartered	INR	3,070,401	40,708,000	41,065,939	—	(357,939)
Expiring 09/15/21	Standard Chartered	INR	1,508,979	20,156,000	20,182,264	—	(26,264)
Expiring 09/15/21	Standard Chartered	INR	918,317	12,265,000	12,282,293	—	(17,293)
Expiring 09/15/21	UBS AG	INR	1,109,781	14,820,000	14,843,076	—	(23,076)
Indonesian Rupiah,
Expiring 09/15/21	BNP Paribas S.A.	IDR	312,976,950	21,418,000	21,565,827	—	(147,827)
Expiring 09/15/21	Credit Suisse International	IDR	172,899,510	11,843,000	11,913,724	—	(70,724)
Expiring 09/15/21	HSBC Bank PLC	IDR	525,464,335	36,503,000	36,207,372	295,628	—
Expiring 09/15/21	HSBC Bank PLC	IDR	523,941,999	36,379,000	36,102,475	276,525	—

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah (cont’d.),
Expiring 09/15/21	Morgan Stanley & Co. International PLC	IDR	178,682,990	$12,226,000	$12,312,237	$—	$(86,237)
Expiring 09/15/21	Standard Chartered	IDR	560,234,530	38,270,000	38,603,229	—	(333,229)
Israeli Shekel,
Expiring 09/17/21	Bank of America, N.A.	ILS	40,002	12,194,000	12,379,654	—	(185,654)
Expiring 09/17/21	Barclays Bank PLC	ILS	137,526	42,256,000	42,560,654	—	(304,654)
Expiring 09/17/21	Barclays Bank PLC	ILS	78,667	24,062,000	24,345,242	—	(283,242)
Expiring 09/17/21	Barclays Bank PLC	ILS	66,414	20,297,000	20,553,385	—	(256,385)
Expiring 09/17/21	Barclays Bank PLC	ILS	66,008	20,115,000	20,427,788	—	(312,788)
Expiring 09/17/21	Barclays Bank PLC	ILS	63,958	19,681,000	19,793,354	—	(112,354)
Expiring 09/17/21	Barclays Bank PLC	ILS	59,651	18,351,000	18,460,248	—	(109,248)
Expiring 09/17/21	Barclays Bank PLC	ILS	52,226	16,026,000	16,162,373	—	(136,373)
Expiring 09/17/21	Barclays Bank PLC	ILS	41,335	12,538,000	12,792,139	—	(254,139)
Expiring 09/17/21	Barclays Bank PLC	ILS	37,448	11,491,000	11,589,138	—	(98,138)
Expiring 09/17/21	Citibank, N.A.	ILS	60,634	18,473,000	18,764,714	—	(291,714)
Expiring 09/17/21	Citibank, N.A.	ILS	52,881	16,310,000	16,365,153	—	(55,153)
Expiring 09/17/21	Citibank, N.A.	ILS	40,190	12,278,000	12,437,765	—	(159,765)
Expiring 09/17/21	Citibank, N.A.	ILS	39,411	12,047,000	12,196,489	—	(149,489)
Japanese Yen,
Expiring 10/19/21	Barclays Bank PLC	JPY	5,937,023	53,802,332	54,153,179	—	(350,847)
Mexican Peso,
Expiring 09/15/21	Goldman Sachs International	MXN	105,182	5,210,000	5,250,551	—	(40,551)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	MXN	373,484	18,492,000	18,643,889	—	(151,889)

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	MXN	248,760	$12,324,000	$12,417,817	$—	$(93,817)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	MXN	375,028	18,324,000	18,720,969	—	(396,969)
New Taiwanese Dollar,
Expiring 09/15/21	Goldman Sachs International	TWD	1,392,380	50,813,082	49,903,701	909,381	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	TWD	337,198	12,182,000	12,085,361	96,639	—
Peruvian Nuevo Sol,
Expiring 09/15/21	Citibank, N.A.	PEN	61,331	15,627,000	15,101,081	525,919	—
Expiring 09/15/21	Citibank, N.A.	PEN	44,028	11,213,000	10,840,602	372,398	—
Expiring 09/15/21	Goldman Sachs International	PEN	131,274	34,728,586	32,322,494	2,406,092	—
Expiring 09/15/21	Goldman Sachs International	PEN	62,124	16,008,000	15,296,226	711,774	—
Expiring 09/15/21	Goldman Sachs International	PEN	23,567	6,000,000	5,802,741	197,259	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	PEN	101,500	26,012,348	24,991,526	1,020,822	—
Philippine Peso,
Expiring 09/15/21	Barclays Bank PLC	PHP	788,351	16,124,000	15,736,683	387,317	—
Expiring 09/15/21	Citibank, N.A.	PHP	586,344	12,033,000	11,704,321	328,679	—
Expiring 09/15/21	HSBC Bank PLC	PHP	633,321	12,494,000	12,642,051	—	(148,051)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	PHP	758,167	15,782,000	15,134,176	647,824	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	PHP	619,686	12,259,000	12,369,884	—	(110,884)

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Philippine Peso (cont’d.),
Expiring 09/15/21	Standard Chartered	PHP	1,343,910	$27,211,000	$26,826,504	$384,496	$—
Expiring 09/15/21	Standard Chartered	PHP	579,505	11,845,000	11,567,800	277,200	—
Polish Zloty,
Expiring 10/19/21	Goldman Sachs International	PLN	26,309	6,793,000	6,830,712	—	(37,712)
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	PLN	46,410	12,005,000	12,049,885	—	(44,885)
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	PLN	31,694	8,253,000	8,229,019	23,981	—
Expiring 10/19/21	Morgan Stanley & Co. International PLC	PLN	119,141	30,567,000	30,933,400	—	(366,400)
Russian Ruble,
Expiring 09/15/21	Barclays Bank PLC	RUB	1,359,580	18,318,000	18,460,042	—	(142,042)
Expiring 09/15/21	Barclays Bank PLC	RUB	893,528	12,033,000	12,132,106	—	(99,106)
Expiring 09/15/21	Goldman Sachs International	RUB	901,696	12,178,000	12,242,998	—	(64,998)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	RUB	1,546,135	21,152,000	20,993,036	158,964	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	RUB	1,348,575	18,324,000	18,310,614	13,386	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	RUB	1,347,841	18,197,000	18,300,647	—	(103,647)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	RUB	1,338,894	18,305,000	18,179,163	125,837	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	RUB	929,354	12,290,000	12,618,531	—	(328,531)

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Russian Ruble (cont’d.),
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	RUB	870,451	$11,876,000	$11,818,772	$57,228	$—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	RUB	1,171,855	15,816,000	15,911,153	—	(95,153)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	RUB	870,524	11,776,000	11,819,762	—	(43,762)
Singapore Dollar,
Expiring 09/15/21	BNP Paribas S.A.	SGD	27,833	20,491,000	20,540,341	—	(49,341)
Expiring 09/15/21	BNP Paribas S.A.	SGD	21,294	16,058,000	15,714,817	343,183	—
Expiring 09/15/21	Credit Suisse International	SGD	30,117	22,143,000	22,225,913	—	(82,913)
Expiring 09/15/21	Credit Suisse International	SGD	16,128	12,021,000	11,902,052	118,948	—
Expiring 09/15/21	Goldman Sachs International	SGD	37,331	27,575,000	27,550,150	24,850	—
Expiring 09/15/21	Goldman Sachs International	SGD	18,924	14,071,000	13,965,848	105,152	—
Expiring 09/15/21	Goldman Sachs International	SGD	16,394	12,148,000	12,098,637	49,363	—
Expiring 09/15/21	Goldman Sachs International	SGD	15,852	11,785,000	11,698,671	86,329	—
Expiring 09/15/21	HSBC Bank PLC	SGD	15,998	12,058,000	11,806,532	251,468	—
Expiring 09/15/21	HSBC Bank PLC	SGD	15,937	11,750,000	11,760,959	—	(10,959)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	SGD	22,033	16,271,000	16,260,119	10,881	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	SGD	15,561	11,581,000	11,483,482	97,518	—

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar (cont’d.),
Expiring 09/15/21	Morgan Stanley & Co. International PLC	SGD	26,568	$19,627,000	$19,606,995	$20,005	$—
Expiring 09/15/21	UBS AG	SGD	27,967	20,687,000	20,639,580	47,420	—
Expiring 09/15/21	UBS AG	SGD	27,630	20,500,000	20,390,905	109,095	—
Expiring 09/15/21	UBS AG	SGD	26,200	19,350,000	19,335,490	14,510	—
South African Rand,
Expiring 09/15/21	Bank of America, N.A.	ZAR	172,181	11,720,000	11,682,547	37,453	—
Expiring 09/15/21	Barclays Bank PLC	ZAR	217,819	14,765,000	14,779,076	—	(14,076)
Expiring 09/15/21	Barclays Bank PLC	ZAR	120,766	8,119,000	8,194,002	—	(75,002)
Expiring 09/15/21	Barclays Bank PLC	ZAR	116,316	7,878,000	7,892,085	—	(14,085)
Expiring 09/15/21	Citibank, N.A.	ZAR	1,989,470	144,932,205	134,985,939	9,946,266	—
Expiring 09/15/21	Citibank, N.A.	ZAR	1,683,369	123,068,560	114,216,910	8,851,650	—
Expiring 09/15/21	Goldman Sachs International	ZAR	117,396	8,067,000	7,965,368	101,632	—
Expiring 09/15/21	Goldman Sachs International	ZAR	101,175	7,035,000	6,864,732	170,268	—
Expiring 09/15/21	HSBC Bank PLC	ZAR	265,080	18,358,000	17,985,755	372,245	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	ZAR	219,519	14,879,000	14,894,398	—	(15,398)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	ZAR	117,435	7,999,000	7,968,016	30,984	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	ZAR	215,306	14,711,000	14,608,541	102,459	—
Expiring 09/15/21	The Toronto-Dominion Bank	ZAR	1,422,668	102,063,882	96,528,346	5,535,536	—
South Korean Won,
Expiring 09/15/21	Citibank, N.A.	KRW	13,703,924	12,088,000	11,876,402	211,598	—

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 09/15/21	Goldman Sachs International	KRW	18,234,590	$16,358,000	$15,802,870	$555,130	$—
Expiring 09/15/21	HSBC Bank PLC	KRW	61,109,865	54,755,000	52,960,404	1,794,596	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	KRW	13,777,637	12,136,000	11,940,285	195,715	—
Expiring 09/15/21	Standard Chartered	KRW	33,298,724	29,358,000	28,858,088	499,912	—
Swiss Franc,
Expiring 10/19/21	UBS AG	CHF	59,603	65,330,163	65,934,579	—	(604,416)
Thai Baht,
Expiring 09/15/21	Citibank, N.A.	THB	660,656	20,107,000	20,095,646	11,354	—
Expiring 09/15/21	Citibank, N.A.	THB	571,320	18,285,000	17,378,266	906,734	—
Expiring 09/15/21	Goldman Sachs International	THB	385,227	11,758,000	11,717,741	40,259	—
Expiring 09/15/21	HSBC Bank PLC	THB	853,604	27,136,000	25,964,682	1,171,318	—
Expiring 09/15/21	HSBC Bank PLC	THB	532,588	16,193,000	16,200,110	—	(7,110)
Expiring 09/15/21	HSBC Bank PLC	THB	517,674	15,828,000	15,746,459	81,541	—
Expiring 09/15/21	HSBC Bank PLC	THB	403,790	12,271,000	12,282,360	—	(11,360)
Expiring 09/15/21	HSBC Bank PLC	THB	354,554	11,353,000	10,784,733	568,267	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	THB	618,638	19,767,000	18,817,560	949,440	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	THB	526,982	16,006,000	16,029,582	—	(23,582)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	THB	492,373	15,787,000	14,976,864	810,136	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	THB	368,579	11,840,000	11,211,342	628,658	—
Expiring 09/15/21	Standard Chartered	THB	503,129	16,104,000	15,304,048	799,952	—

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 09/15/21	Standard Chartered	THB	379,936	$12,029,000	$11,556,789	$472,211	$—
Expiring 09/15/21	UBS AG	THB	484,546	15,503,000	14,738,797	764,203	—
Turkish Lira,
Expiring 09/15/21	Barclays Bank PLC	TRY	208,709	23,426,000	24,182,995	—	(756,995)
Expiring 09/15/21	Barclays Bank PLC	TRY	165,351	18,810,000	19,159,125	—	(349,125)
				$11,416,694,970	$11,375,396,062	62,301,140	(21,002,232)
						$70,888,984	$(61,963,168)
Cross currency exchange contracts outstanding at July 31, 2021:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
10/19/21	Buy	HUF	4,471,675	EUR	12,436	$—	$(15,035)	Citibank, N.A.
Credit default swap agreements outstanding at July 31, 2021:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**:
Emirate of Abu Dhabi (D24)	12/20/24	1.000%(Q)	1,000	$(25,620)	$658	$(26,278)	Morgan Stanley & Co. International PLC
Federation of Malaysia (D24)	12/20/24	1.000%(Q)	2,000	(45,532)	1,315	(46,847)	Morgan Stanley & Co. International PLC
Federative Republic of Brazil (D24)	12/20/24	1.000%(Q)	6,000	57,339	3,946	53,393	Morgan Stanley & Co. International PLC
Kingdom of Saudi Arabia (D24)	12/20/24	1.000%(Q)	1,000	(23,749)	658	(24,407)	Morgan Stanley & Co. International PLC
People’s Republic of China (D24)	12/20/24	1.000%(Q)	4,500	(118,527)	2,959	(121,486)	Morgan Stanley & Co. International PLC
Republic of Chile (D24)	12/20/24	1.000%(Q)	1,000	(18,680)	658	(19,338)	Morgan Stanley & Co. International PLC

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Republic of Colombia (D24)	12/20/24	1.000%(Q)	2,500	$7,344	$1,644	$5,700	Morgan Stanley & Co. International PLC
Republic of Indonesia (D24)	12/20/24	1.000%(Q)	4,000	(66,152)	2,631	(68,783)	Morgan Stanley & Co. International PLC
Republic of Panama (D24)	12/20/24	1.000%(Q)	1,000	(17,807)	658	(18,465)	Morgan Stanley & Co. International PLC
Republic of Peru (D24)	12/20/24	1.000%(Q)	1,000	(10,369)	658	(11,027)	Morgan Stanley & Co. International PLC
Republic of Philippines (D24)	12/20/24	1.000%(Q)	1,000	(22,818)	658	(23,476)	Morgan Stanley & Co. International PLC
Republic of South Africa (D24)	12/20/24	1.000%(Q)	4,500	79,244	2,959	76,285	Morgan Stanley & Co. International PLC
Republic of Turkey (D24)	12/20/24	1.000%(Q)	6,000	475,524	3,946	471,578	Morgan Stanley & Co. International PLC
Russian Federation (D24)	12/20/24	1.000%(Q)	4,000	(55,501)	2,631	(58,132)	Morgan Stanley & Co. International PLC
State of Qatar (D24)	12/20/24	1.000%(Q)	1,000	(25,756)	658	(26,414)	Morgan Stanley & Co. International PLC
United Mexican States (D24)	12/20/24	1.000%(Q)	6,000	(80,655)	3,946	(84,601)	Morgan Stanley & Co. International PLC
				$108,285	$30,583	$77,702

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**:
Federation of Malaysia (D01)	12/20/23	1.000%(Q)	2,550	0.266%	$48,022	$(668)	$48,690	Barclays Bank PLC
Federative Republic of Brazil (D01)	12/20/23	1.000%(Q)	12,750	1.023%	7,447	(3,338)	10,785	Barclays Bank PLC
People’s Republic of China (D01)	12/20/23	1.000%(Q)	8,500	0.181%	177,771	(2,225)	179,996	Barclays Bank PLC
Republic of Chile (D01)	12/20/23	1.000%(Q)	2,550	0.363%	42,028	(668)	42,696	Barclays Bank PLC

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Colombia (D01)	12/20/23	1.000%(Q)	3,400	0.886%	$13,127	$(890)	$14,017	Barclays Bank PLC
Republic of Indonesia (D01)	12/20/23	1.000%(Q)	3,400	0.395%	53,380	(890)	54,270	Barclays Bank PLC
Republic of Panama (D01)	12/20/23	1.000%(Q)	2,550	0.376%	41,225	(668)	41,893	Barclays Bank PLC
Republic of Peru (D01)	12/20/23	1.000%(Q)	2,550	0.539%	31,164	(668)	31,832	Barclays Bank PLC
Republic of Philippines (D01)	12/20/23	1.000%(Q)	2,550	0.263%	48,196	(668)	48,864	Barclays Bank PLC
Republic of South Africa (D01)	12/20/23	1.000%(Q)	7,650	1.223%	(31,954)	(2,003)	(29,951)	Barclays Bank PLC
Republic of Turkey (D01)	12/20/23	1.000%(Q)	12,750	3.336%	(671,767)	(3,338)	(668,429)	Barclays Bank PLC
Russian Federation (D01)	12/20/23	1.000%(Q)	7,650	0.480%	104,444	(2,003)	106,447	Barclays Bank PLC
United Mexican States (D01)	12/20/23	1.000%(Q)	11,050	0.463%	155,274	(2,893)	158,167	Barclays Bank PLC
Federation of Malaysia (D02)	06/20/23	1.000%(Q)	4,500	0.204%	73,560	(1,148)	74,708	Barclays Bank PLC
Federative Republic of Brazil (D02)	06/20/23	1.000%(Q)	22,500	0.853%	88,273	(5,741)	94,014	Barclays Bank PLC
People’s Republic of China (D02)	06/20/23	1.000%(Q)	16,500	0.136%	291,187	(4,210)	295,397	Barclays Bank PLC
Republic of Chile (D02)	06/20/23	1.000%(Q)	4,500	0.299%	65,294	(1,148)	66,442	Barclays Bank PLC
Republic of Colombia (D02)	06/20/23	1.000%(Q)	6,000	0.743%	36,069	(1,531)	37,600	Barclays Bank PLC
Republic of Indonesia (D02)	06/20/23	1.000%(Q)	6,000	0.318%	84,825	(1,531)	86,356	Barclays Bank PLC

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Panama (D02)	06/20/23	1.000%(Q)	4,500	0.304%	$64,884	$(1,148)	$66,032	Barclays Bank PLC
Republic of Peru (D02)	06/20/23	1.000%(Q)	4,500	0.435%	53,536	(1,148)	54,684	Barclays Bank PLC
Republic of Philippines (D02)	06/20/23	1.000%(Q)	4,500	0.199%	73,974	(1,148)	75,122	Barclays Bank PLC
Republic of South Africa (D02)	06/20/23	1.000%(Q)	13,500	0.975%	21,769	(3,444)	25,213	Barclays Bank PLC
Republic of Turkey (D02)	06/20/23	1.000%(Q)	21,000	3.210%	(832,071)	(5,358)	(826,713)	Barclays Bank PLC
Russian Federation (D02)	06/20/23	1.000%(Q)	13,500	0.394%	171,284	(3,444)	174,728	Barclays Bank PLC
United Mexican States (D02)	06/20/23	1.000%(Q)	19,500	0.380%	252,689	(4,975)	257,664	Barclays Bank PLC
Federation of Malaysia (D03)	06/20/23	1.000%(Q)	5,250	0.204%	85,820	(1,722)	87,542	Barclays Bank PLC
Federative Republic of Brazil (D03)	06/20/23	1.000%(Q)	26,250	0.853%	102,986	(8,611)	111,597	Barclays Bank PLC
People’s Republic of China (D03)	06/20/23	1.000%(Q)	19,250	0.136%	339,718	(6,315)	346,033	Barclays Bank PLC
Republic of Chile (D03)	06/20/23	1.000%(Q)	5,250	0.299%	76,177	(1,722)	77,899	Barclays Bank PLC
Republic of Colombia (D03)	06/20/23	1.000%(Q)	7,000	0.743%	42,081	(2,296)	44,377	Barclays Bank PLC
Republic of Indonesia (D03)	06/20/23	1.000%(Q)	7,000	0.318%	98,963	(2,296)	101,259	Barclays Bank PLC
Republic of Panama (D03)	06/20/23	1.000%(Q)	5,250	0.304%	75,699	(1,722)	77,421	Barclays Bank PLC
Republic of Peru (D03)	06/20/23	1.000%(Q)	5,250	0.435%	62,459	(1,722)	64,181	Barclays Bank PLC

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Philippines (D03)	06/20/23	1.000%(Q)	5,250	0.199%	$86,303	$(1,722)	$88,025	Barclays Bank PLC
Republic of South Africa (D03)	06/20/23	1.000%(Q)	15,750	0.975%	25,397	(5,167)	30,564	Barclays Bank PLC
Republic of Turkey (D03)	06/20/23	1.000%(Q)	24,500	3.210%	(970,749)	(8,037)	(962,712)	Barclays Bank PLC
Russian Federation (D03)	06/20/23	1.000%(Q)	15,750	0.394%	199,831	(5,167)	204,998	Barclays Bank PLC
United Mexican States (D03)	06/20/23	1.000%(Q)	22,750	0.380%	294,804	(7,463)	302,267	Barclays Bank PLC
Federation of Malaysia (D04)	12/20/23	1.000%(Q)	10,500	0.266%	197,739	(4,051)	201,790	Barclays Bank PLC
Federative Republic of Brazil (D04)	12/20/23	1.000%(Q)	52,500	1.023%	30,664	(20,254)	50,918	Barclays Bank PLC
People’s Republic of China (D04)	12/20/23	1.000%(Q)	35,000	0.181%	731,998	(13,503)	745,501	Barclays Bank PLC
Republic of Chile (D04)	12/20/23	1.000%(Q)	10,500	0.363%	173,055	(4,051)	177,106	Barclays Bank PLC
Republic of Colombia (D04)	12/20/23	1.000%(Q)	14,000	0.886%	54,051	(5,401)	59,452	Barclays Bank PLC
Republic of Indonesia (D04)	12/20/23	1.000%(Q)	14,000	0.395%	219,801	(5,401)	225,202	Barclays Bank PLC
Republic of Panama (D04)	12/20/23	1.000%(Q)	10,500	0.376%	169,751	(4,051)	173,802	Barclays Bank PLC
Republic of Peru (D04)	12/20/23	1.000%(Q)	10,500	0.539%	128,323	(4,051)	132,374	Barclays Bank PLC
Republic of Philippines (D04)	12/20/23	1.000%(Q)	10,500	0.263%	198,454	(4,051)	202,505	Barclays Bank PLC
Republic of South Africa (D04)	12/20/23	1.000%(Q)	31,500	1.223%	(131,575)	(12,152)	(119,423)	Barclays Bank PLC

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Turkey (D04)	12/20/23	1.000%(Q)	52,500	3.336%	$(2,766,098)	$(20,254)	$(2,745,844)	Barclays Bank PLC
Russian Federation (D04)	12/20/23	1.000%(Q)	31,500	0.480%	430,063	(12,152)	442,215	Barclays Bank PLC
United Mexican States (D04)	12/20/23	1.000%(Q)	45,500	0.463%	639,364	(17,553)	656,917	Barclays Bank PLC
Federation of Malaysia (D05)	06/20/23	1.000%(Q)	2,250	0.204%	36,780	(1,121)	37,901	Barclays Bank PLC
Federative Republic of Brazil (D05)	06/20/23	1.000%(Q)	11,250	0.853%	44,137	(5,604)	49,741	Barclays Bank PLC
People’s Republic of China (D05)	06/20/23	1.000%(Q)	8,250	0.136%	145,593	(4,110)	149,703	Barclays Bank PLC
Republic of Chile (D05)	06/20/23	1.000%(Q)	2,250	0.299%	32,647	(1,121)	33,768	Barclays Bank PLC
Republic of Colombia (D05)	06/20/23	1.000%(Q)	3,000	0.743%	18,035	(1,494)	19,529	Barclays Bank PLC
Republic of Indonesia (D05)	06/20/23	1.000%(Q)	3,000	0.318%	42,413	(1,494)	43,907	Barclays Bank PLC
Republic of Panama (D05)	06/20/23	1.000%(Q)	2,250	0.304%	32,442	(1,121)	33,563	Barclays Bank PLC
Republic of Peru (D05)	06/20/23	1.000%(Q)	2,250	0.435%	26,768	(1,121)	27,889	Barclays Bank PLC
Republic of Philippines (D05)	06/20/23	1.000%(Q)	2,250	0.199%	36,987	(1,121)	38,108	Barclays Bank PLC
Republic of South Africa (D05)	06/20/23	1.000%(Q)	6,750	0.975%	10,885	(3,362)	14,247	Barclays Bank PLC
Republic of Turkey (D05)	06/20/23	1.000%(Q)	10,500	3.210%	(416,035)	(5,230)	(410,805)	Barclays Bank PLC
Russian Federation (D05)	06/20/23	1.000%(Q)	6,750	0.394%	85,642	(3,362)	89,004	Barclays Bank PLC

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
United Mexican States (D05)	06/20/23	1.000%(Q)	9,750	0.380%	$126,345	$(4,857)	$131,202	Barclays Bank PLC
Federation of Malaysia (D06)	12/20/23	1.000%(Q)	4,500	0.266%	84,745	(4,278)	89,023	Barclays Bank PLC
Federative Republic of Brazil (D06)	12/20/23	1.000%(Q)	22,500	1.023%	13,142	(21,391)	34,533	Barclays Bank PLC
People’s Republic of China (D06)	12/20/23	1.000%(Q)	15,000	0.181%	313,713	(14,260)	327,973	Barclays Bank PLC
Republic of Chile (D06)	12/20/23	1.000%(Q)	4,500	0.363%	74,167	(4,278)	78,445	Barclays Bank PLC
Republic of Colombia (D06)	12/20/23	1.000%(Q)	6,000	0.886%	23,165	(5,704)	28,869	Barclays Bank PLC
Republic of Indonesia (D06)	12/20/23	1.000%(Q)	6,000	0.395%	94,201	(5,704)	99,905	Barclays Bank PLC
Republic of Panama (D06)	12/20/23	1.000%(Q)	4,500	0.376%	72,751	(4,278)	77,029	Barclays Bank PLC
Republic of Peru (D06)	12/20/23	1.000%(Q)	4,500	0.539%	54,996	(4,278)	59,274	Barclays Bank PLC
Republic of Philippines (D06)	12/20/23	1.000%(Q)	4,500	0.263%	85,052	(4,278)	89,330	Barclays Bank PLC
Republic of South Africa (D06)	12/20/23	1.000%(Q)	13,500	1.223%	(56,389)	(12,834)	(43,555)	Barclays Bank PLC
Republic of Turkey (D06)	12/20/23	1.000%(Q)	22,500	3.336%	(1,185,470)	(21,391)	(1,164,079)	Barclays Bank PLC
Russian Federation (D06)	12/20/23	1.000%(Q)	13,500	0.480%	184,313	(12,834)	197,147	Barclays Bank PLC
United Mexican States (D06)	12/20/23	1.000%(Q)	19,500	0.463%	274,013	(18,539)	292,552	Barclays Bank PLC
Federation of Malaysia (D07)	12/20/23	1.000%(Q)	3,000	0.253%	57,429	(3,413)	60,842	Citibank, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Federative Republic of Brazil (D07)	12/20/23	1.000%(Q)	15,000	1.023%	$8,761	$(17,064)	$25,825	Citibank, N.A.
People’s Republic of China (D07)	12/20/23	1.000%(Q)	10,000	0.181%	209,142	(11,376)	220,518	Citibank, N.A.
Republic of Chile (D07)	12/20/23	1.000%(Q)	3,000	0.363%	49,444	(3,413)	52,857	Citibank, N.A.
Republic of Colombia (D07)	12/20/23	1.000%(Q)	4,000	0.886%	15,443	(4,550)	19,993	Citibank, N.A.
Republic of Indonesia (D07)	12/20/23	1.000%(Q)	4,000	0.395%	62,800	(4,550)	67,350	Citibank, N.A.
Republic of Panama (D07)	12/20/23	1.000%(Q)	3,000	0.376%	48,500	(3,413)	51,913	Citibank, N.A.
Republic of Peru (D07)	12/20/23	1.000%(Q)	3,000	0.539%	36,664	(3,456)	40,120	Citibank, N.A.
Republic of Philippines (D07)	12/20/23	1.000%(Q)	3,000	0.263%	56,701	(3,413)	60,114	Citibank, N.A.
Republic of South Africa (D07)	12/20/23	1.000%(Q)	9,000	1.223%	(37,593)	(10,238)	(27,355)	Citibank, N.A.
Republic of Turkey (D07)	12/20/23	1.000%(Q)	15,000	3.336%	(790,314)	(17,064)	(773,250)	Citibank, N.A.
Russian Federation (D07)	12/20/23	1.000%(Q)	9,000	0.480%	122,875	(10,238)	133,113	Citibank, N.A.
United Mexican States (D07)	12/20/23	1.000%(Q)	13,000	0.463%	182,675	(14,789)	197,464	Citibank, N.A.
Federation of Malaysia (D08)	12/20/23	1.000%(Q)	3,000	0.266%	56,497	(3,719)	60,216	Citibank, N.A.
Federative Republic of Brazil (D08)	12/20/23	1.000%(Q)	15,000	1.023%	8,761	(18,595)	27,356	Citibank, N.A.
People’s Republic of China (D08)	12/20/23	1.000%(Q)	10,000	0.181%	209,142	(12,397)	221,539	Citibank, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Chile (D08)	12/20/23	1.000%(Q)	3,000	0.363%	$49,444	$(3,719)	$53,163	Citibank, N.A.
Republic of Colombia (D08)	12/20/23	1.000%(Q)	4,000	0.886%	15,443	(4,959)	20,402	Citibank, N.A.
Republic of Indonesia (D08)	12/20/23	1.000%(Q)	4,000	0.395%	62,800	(4,959)	67,759	Citibank, N.A.
Republic of Panama (D08)	12/20/23	1.000%(Q)	3,000	0.376%	48,500	(3,719)	52,219	Citibank, N.A.
Republic of Peru (D08)	12/20/23	1.000%(Q)	3,000	0.539%	36,664	(3,719)	40,383	Citibank, N.A.
Republic of Philippines (D08)	12/20/23	1.000%(Q)	3,000	0.263%	56,701	(3,719)	60,420	Citibank, N.A.
Republic of South Africa (D08)	12/20/23	1.000%(Q)	9,000	1.223%	(37,593)	(11,157)	(26,436)	Citibank, N.A.
Republic of Turkey (D08)	12/20/23	1.000%(Q)	15,000	3.336%	(790,314)	(18,595)	(771,719)	Citibank, N.A.
Russian Federation (D08)	12/20/23	1.000%(Q)	9,000	0.480%	122,875	(11,157)	134,032	Citibank, N.A.
United Mexican States (D08)	12/20/23	1.000%(Q)	13,000	0.463%	182,675	(16,116)	198,791	Citibank, N.A.
Emirate of Abu Dhabi (D09)	06/20/25	1.000%(Q)	3,000	0.325%	82,540	(6,136)	88,676	Citibank, N.A.
Federation of Malaysia (D09)	06/20/25	1.000%(Q)	4,500	0.407%	109,066	(9,204)	118,270	Citibank, N.A.
Federative Republic of Brazil (D09)	06/20/25	1.000%(Q)	18,000	1.455%	(291,577)	(36,816)	(254,761)	Citibank, N.A.
Kingdom of Saudi Arabia (D09)	06/20/25	1.000%(Q)	3,000	0.403%	73,317	(6,136)	79,453	Citibank, N.A.
People’s Republic of China (D09)	06/20/25	1.000%(Q)	18,000	0.299%	513,239	(36,816)	550,055	Citibank, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Chile (D09)	06/20/25	1.000%(Q)	3,000	0.542%	$56,832	$(6,136)	$62,968	Citibank, N.A.
Republic of Colombia (D09)	06/20/25	1.000%(Q)	7,500	1.226%	(56,078)	(15,340)	(40,738)	Citibank, N.A.
Republic of Indonesia (D09)	06/20/25	1.000%(Q)	12,000	0.620%	190,427	(24,544)	214,971	Citibank, N.A.
Republic of Panama (D09)	06/20/25	1.000%(Q)	3,000	0.573%	53,227	(6,136)	59,363	Citibank, N.A.
Republic of Peru (D09)	06/20/25	1.000%(Q)	3,000	0.816%	24,799	(6,136)	30,935	Citibank, N.A.
Republic of Philippines (D09)	06/20/25	1.000%(Q)	3,000	0.405%	72,886	(6,136)	79,022	Citibank, N.A.
Republic of South Africa (D09)	06/20/25	1.000%(Q)	13,500	1.692%	(339,045)	(27,612)	(311,433)	Citibank, N.A.
Republic of Turkey (D09)	06/20/25	1.000%(Q)	18,000	3.603%	(1,666,414)	(36,816)	(1,629,598)	Citibank, N.A.
Republic of Ukraine (D09)	06/20/25	1.000%(Q)	3,000	4.028%	(320,411)	(6,136)	(314,275)	Citibank, N.A.
Russian Federation (D09)	06/20/25	1.000%(Q)	9,000	0.690%	118,632	(18,408)	137,040	Citibank, N.A.
State of Qatar (D09)	06/20/25	1.000%(Q)	3,000	0.318%	83,326	(6,136)	89,462	Citibank, N.A.
United Mexican States (D09)	06/20/25	1.000%(Q)	18,000	0.725%	212,548	(36,816)	249,364	Citibank, N.A.
Emirate of Abu Dhabi (D10)	06/20/25	1.000%(Q)	2,000	0.325%	55,027	(4,091)	59,118	Citibank, N.A.
Federation of Malaysia (D10)	06/20/25	1.000%(Q)	3,000	0.407%	72,710	(6,136)	78,846	Citibank, N.A.
Federative Republic of Brazil (D10)	06/20/25	1.000%(Q)	12,000	1.455%	(194,385)	(24,544)	(169,841)	Citibank, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Kingdom of Saudi Arabia (D10)	06/20/25	1.000%(Q)	2,000	0.403%	$48,878	$(4,091)	$52,969	Citibank, N.A.
People’s Republic of China (D10)	06/20/25	1.000%(Q)	12,000	0.299%	342,160	(24,544)	366,704	Citibank, N.A.
Republic of Chile (D10)	06/20/25	1.000%(Q)	2,000	0.542%	37,888	(4,091)	41,979	Citibank, N.A.
Republic of Colombia (D10)	06/20/25	1.000%(Q)	5,000	1.226%	(37,385)	(10,227)	(27,158)	Citibank, N.A.
Republic of Indonesia (D10)	06/20/25	1.000%(Q)	8,000	0.620%	126,951	(16,363)	143,314	Citibank, N.A.
Republic of Panama (D10)	06/20/25	1.000%(Q)	2,000	0.573%	35,484	(4,091)	39,575	Citibank, N.A.
Republic of Peru (D10)	06/20/25	1.000%(Q)	2,000	0.816%	16,533	(4,091)	20,624	Citibank, N.A.
Republic of Philippines (D10)	06/20/25	1.000%(Q)	2,000	0.405%	48,591	(4,091)	52,682	Citibank, N.A.
Republic of South Africa (D10)	06/20/25	1.000%(Q)	9,000	1.692%	(226,030)	(18,408)	(207,622)	Citibank, N.A.
Republic of Turkey (D10)	06/20/25	1.000%(Q)	12,000	3.603%	(1,110,943)	(24,544)	(1,086,399)	Citibank, N.A.
Republic of Ukraine (D10)	06/20/25	1.000%(Q)	2,000	4.028%	(213,607)	(4,091)	(209,516)	Citibank, N.A.
Russian Federation (D10)	06/20/25	1.000%(Q)	6,000	0.690%	79,088	(12,272)	91,360	Citibank, N.A.
State of Qatar (D10)	06/20/25	1.000%(Q)	2,000	0.318%	55,551	(4,091)	59,642	Citibank, N.A.
United Mexican States (D10)	06/20/25	1.000%(Q)	12,000	0.725%	141,699	(24,544)	166,243	Citibank, N.A.
Emirate of Abu Dhabi (D11)	12/20/25	1.000%(Q)	8,000	0.389%	224,115	(205)	224,320	Goldman Sachs International

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Federation of Malaysia (D11)	12/20/25	1.000%(Q)	12,000	0.469%	$292,648	$(308)	$292,956	Goldman Sachs International
Federative Republic of Brazil (D11)	12/20/25	1.000%(Q)	48,000	1.622%	(1,219,205)	(1,233)	(1,217,972)	Goldman Sachs International
Kingdom of Saudi Arabia (D11)	12/20/25	1.000%(Q)	8,000	0.499%	185,207	(205)	185,412	Goldman Sachs International
People’s Republic of China (D11)	12/20/25	1.000%(Q)	48,000	0.354%	1,416,460	(1,233)	1,417,693	Goldman Sachs International
Republic of Argentina (D11)	12/20/25	1.000%(Q)	20,000	19.107%	(10,087,734)	(514)	(10,087,220)	Goldman Sachs International
Republic of Chile (D11)	12/20/25	1.000%(Q)	8,000	0.635%	136,911	(205)	137,116	Goldman Sachs International
Republic of Colombia (D11)	12/20/25	1.000%(Q)	20,000	1.366%	(290,779)	(514)	(290,265)	Goldman Sachs International
Republic of Indonesia (D11)	12/20/25	1.000%(Q)	32,000	0.729%	414,740	(822)	415,562	Goldman Sachs International
Republic of Panama (D11)	12/20/25	1.000%(Q)	8,000	0.663%	126,957	(205)	127,162	Goldman Sachs International
Republic of Peru (D11)	12/20/25	1.000%(Q)	8,000	0.934%	32,413	(205)	32,618	Goldman Sachs International
Republic of Philippines (D11)	12/20/25	1.000%(Q)	8,000	0.465%	196,451	(205)	196,656	Goldman Sachs International
Republic of South Africa (D11)	12/20/25	1.000%(Q)	36,000	1.879%	(1,302,456)	(924)	(1,301,532)	Goldman Sachs International
Republic of Turkey (D11)	12/20/25	1.000%(Q)	48,000	3.718%	(5,170,454)	(1,233)	(5,169,221)	Goldman Sachs International
Republic of Ukraine (D11)	12/20/25	1.000%(Q)	8,000	4.149%	(988,331)	(205)	(988,126)	Goldman Sachs International

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Russian Federation (D11)	12/20/25	1.000%(Q)	24,000	0.794%	$242,673	$(616)	$243,289	Goldman Sachs International
State of Qatar (D11)	12/20/25	1.000%(Q)	8,000	0.385%	225,547	(616)	226,163	Goldman Sachs International
United Mexican States (D11)	12/20/25	1.000%(Q)	48,000	0.859%	349,766	(1,233)	350,999	Goldman Sachs International
Emirate of Abu Dhabi (D12)	12/20/25	1.000%(Q)	2,000	0.389%	56,029	(103)	56,132	Citibank, N.A.
Federation of Malaysia (D12)	12/20/25	1.000%(Q)	3,000	0.469%	73,162	(154)	73,316	Citibank, N.A.
Federative Republic of Brazil (D12)	12/20/25	1.000%(Q)	12,000	1.622%	(304,801)	(617)	(304,184)	Citibank, N.A.
Kingdom of Saudi Arabia (D12)	12/20/25	1.000%(Q)	2,000	0.499%	46,302	(103)	46,405	Citibank, N.A.
People’s Republic of China (D12)	12/20/25	1.000%(Q)	12,000	0.354%	354,115	(617)	354,732	Citibank, N.A.
Republic of Argentina (D12)	12/20/25	1.000%(Q)	5,000	19.107%	(2,521,933)	(257)	(2,521,676)	Citibank, N.A.
Republic of Chile (D12)	12/20/25	1.000%(Q)	2,000	0.635%	34,228	(103)	34,331	Citibank, N.A.
Republic of Colombia (D12)	12/20/25	1.000%(Q)	5,000	1.366%	(72,695)	(257)	(72,438)	Citibank, N.A.
Republic of Indonesia (D12)	12/20/25	1.000%(Q)	8,000	0.729%	103,685	(411)	104,096	Citibank, N.A.
Republic of Panama (D12)	12/20/25	1.000%(Q)	2,000	0.663%	31,739	(103)	31,842	Citibank, N.A.
Republic of Peru (D12)	12/20/25	1.000%(Q)	2,000	0.934%	8,103	(103)	8,206	Citibank, N.A.
Republic of Philippines (D12)	12/20/25	1.000%(Q)	2,000	0.465%	49,113	(103)	49,216	Citibank, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of South Africa (D12)	12/20/25	1.000%(Q)	9,000	1.879%	$(325,614)	$(462)	$(325,152)	Citibank, N.A.
Republic of Turkey (D12)	12/20/25	1.000%(Q)	12,000	3.718%	(1,292,614)	(617)	(1,291,997)	Citibank, N.A.
Republic of Ukraine (D12)	12/20/25	1.000%(Q)	2,000	4.149%	(247,083)	(103)	(246,980)	Citibank, N.A.
Russian Federation (D12)	12/20/25	1.000%(Q)	6,000	0.794%	60,668	(308)	60,976	Citibank, N.A.
State of Qatar (D12)	12/20/25	1.000%(Q)	2,000	0.385%	56,387	(103)	56,490	Citibank, N.A.
United Mexican States (D12)	12/20/25	1.000%(Q)	12,000	0.859%	87,441	(617)	88,058	Citibank, N.A.
Emirate of Abu Dhabi (D13)	12/20/25	1.000%(Q)	2,000	0.389%	56,029	(413)	56,442	Morgan Stanley & Co. International PLC
Federation of Malaysia (D13)	12/20/25	1.000%(Q)	3,000	0.469%	73,162	(619)	73,781	Morgan Stanley & Co. International PLC
Federative Republic of Brazil (D13)	12/20/25	1.000%(Q)	12,000	1.622%	(304,801)	(2,475)	(302,326)	Morgan Stanley & Co. International PLC
Kingdom of Saudi Arabia (D13)	12/20/25	1.000%(Q)	2,000	0.499%	46,302	(413)	46,715	Morgan Stanley & Co. International PLC
People’s Republic of China (D13)	12/20/25	1.000%(Q)	12,000	0.354%	354,115	(2,475)	356,590	Morgan Stanley & Co. International PLC
Republic of Argentina (D13)	12/20/25	1.000%(Q)	5,000	19.107%	(2,521,933)	(1,031)	(2,520,902)	Morgan Stanley & Co. International PLC

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Chile (D13)	12/20/25	1.000%(Q)	2,000	0.635%	$34,228	$(413)	$34,641	Morgan Stanley & Co. International PLC
Republic of Colombia (D13)	12/20/25	1.000%(Q)	5,000	1.366%	(72,695)	(1,031)	(71,664)	Morgan Stanley & Co. International PLC
Republic of Indonesia (D13)	12/20/25	1.000%(Q)	8,000	0.729%	103,685	(1,650)	105,335	Morgan Stanley & Co. International PLC
Republic of Panama (D13)	12/20/25	1.000%(Q)	2,000	0.663%	31,739	(413)	32,152	Morgan Stanley & Co. International PLC
Republic of Peru (D13)	12/20/25	1.000%(Q)	2,000	0.934%	8,103	(413)	8,516	Morgan Stanley & Co. International PLC
Republic of Philippines (D13)	12/20/25	1.000%(Q)	2,000	0.465%	49,113	(413)	49,526	Morgan Stanley & Co. International PLC
Republic of South Africa (D13)	12/20/25	1.000%(Q)	9,000	1.879%	(325,614)	(1,856)	(323,758)	Morgan Stanley & Co. International PLC
Republic of Turkey (D13)	12/20/25	1.000%(Q)	12,000	3.718%	(1,292,614)	(2,475)	(1,290,139)	Morgan Stanley & Co. International PLC
Republic of Ukraine (D13)	12/20/25	1.000%(Q)	2,000	4.149%	(247,083)	(413)	(246,670)	Morgan Stanley & Co. International PLC
Russian Federation (D13)	12/20/25	1.000%(Q)	6,000	0.794%	60,668	(1,238)	61,906	Morgan Stanley & Co. International PLC

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
State of Qatar (D13)	12/20/25	1.000%(Q)	2,000	0.385%	$56,387	$(516)	$56,903	Morgan Stanley & Co. International PLC
United Mexican States (D13)	12/20/25	1.000%(Q)	12,000	0.859%	87,441	(2,475)	89,916	Morgan Stanley & Co. International PLC
Emirate of Abu Dhabi (D14)	12/20/25	1.000%(Q)	2,000	0.389%	56,029	(829)	56,858	Citibank, N.A.
Federation of Malaysia (D14)	12/20/25	1.000%(Q)	3,000	0.469%	73,162	(1,243)	74,405	Citibank, N.A.
Federative Republic of Brazil (D14)	12/20/25	1.000%(Q)	12,000	1.622%	(304,801)	(4,973)	(299,828)	Citibank, N.A.
Kingdom of Saudi Arabia (D14)	12/20/25	1.000%(Q)	2,000	0.499%	46,302	(829)	47,131	Citibank, N.A.
People’s Republic of China (D14)	12/20/25	1.000%(Q)	12,000	0.354%	354,115	(4,973)	359,088	Citibank, N.A.
Republic of Argentina (D14)	12/20/25	1.000%(Q)	5,000	19.107%	(2,521,933)	(2,072)	(2,519,861)	Citibank, N.A.
Republic of Chile (D14)	12/20/25	1.000%(Q)	2,000	0.635%	34,228	(829)	35,057	Citibank, N.A.
Republic of Colombia (D14)	12/20/25	1.000%(Q)	5,000	1.366%	(72,695)	(2,072)	(70,623)	Citibank, N.A.
Republic of Indonesia (D14)	12/20/25	1.000%(Q)	8,000	0.729%	103,685	(3,315)	107,000	Citibank, N.A.
Republic of Panama (D14)	12/20/25	1.000%(Q)	2,000	0.663%	31,739	(829)	32,568	Citibank, N.A.
Republic of Peru (D14)	12/20/25	1.000%(Q)	2,000	0.934%	8,103	(829)	8,932	Citibank, N.A.
Republic of Philippines (D14)	12/20/25	1.000%(Q)	2,000	0.465%	49,113	(829)	49,942	Citibank, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of South Africa (D14)	12/20/25	1.000%(Q)	9,000	1.879%	$(325,614)	$(3,730)	$(321,884)	Citibank, N.A.
Republic of Turkey (D14)	12/20/25	1.000%(Q)	12,000	3.718%	(1,292,614)	(4,973)	(1,287,641)	Citibank, N.A.
Republic of Ukraine (D14)	12/20/25	1.000%(Q)	2,000	4.149%	(247,083)	(829)	(246,254)	Citibank, N.A.
Russian Federation (D14)	12/20/25	1.000%(Q)	6,000	0.794%	60,668	(2,487)	63,155	Citibank, N.A.
State of Qatar (D14)	12/20/25	1.000%(Q)	2,000	0.385%	56,387	(829)	57,216	Citibank, N.A.
United Mexican States (D14)	12/20/25	1.000%(Q)	12,000	0.859%	87,441	(4,973)	92,414	Citibank, N.A.
Emirate of Abu Dhabi (D15)	12/20/25	1.000%(Q)	5,000	0.389%	140,072	(2,072)	142,144	Morgan Stanley & Co. International PLC
Federation of Malaysia (D15)	12/20/25	1.000%(Q)	7,500	0.469%	182,905	(3,108)	186,013	Morgan Stanley & Co. International PLC
Federative Republic of Brazil (D15)	12/20/25	1.000%(Q)	30,000	1.622%	(762,003)	(12,433)	(749,570)	Morgan Stanley & Co. International PLC
Kingdom of Saudi Arabia (D15)	12/20/25	1.000%(Q)	5,000	0.499%	115,754	(2,072)	117,826	Morgan Stanley & Co. International PLC
People’s Republic of China (D15)	12/20/25	1.000%(Q)	30,000	0.354%	885,288	(12,433)	897,721	Morgan Stanley & Co. International PLC
Republic of Argentina (D15)	12/20/25	1.000%(Q)	12,500	19.107%	(6,304,833)	(5,180)	(6,299,653)	Morgan Stanley & Co. International PLC

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Chile (D15)	12/20/25	1.000%(Q)	5,000	0.635%	$85,569	$(2,072)	$87,641	Morgan Stanley & Co. International PLC
Republic of Colombia (D15)	12/20/25	1.000%(Q)	12,500	1.366%	(181,737)	(5,180)	(176,557)	Morgan Stanley & Co. International PLC
Republic of Indonesia (D15)	12/20/25	1.000%(Q)	20,000	0.729%	259,213	(8,289)	267,502	Morgan Stanley & Co. International PLC
Republic of Panama (D15)	12/20/25	1.000%(Q)	5,000	0.663%	79,348	(2,072)	81,420	Morgan Stanley & Co. International PLC
Republic of Peru (D15)	12/20/25	1.000%(Q)	5,000	0.934%	20,258	(2,072)	22,330	Morgan Stanley & Co. International PLC
Republic of Philippines (D15)	12/20/25	1.000%(Q)	5,000	0.465%	122,782	(2,072)	124,854	Morgan Stanley & Co. International PLC
Republic of South Africa (D15)	12/20/25	1.000%(Q)	22,500	1.879%	(814,035)	(9,325)	(804,710)	Morgan Stanley & Co. International PLC
Republic of Turkey (D15)	12/20/25	1.000%(Q)	30,000	3.718%	(3,231,534)	(12,433)	(3,219,101)	Morgan Stanley & Co. International PLC
Republic of Ukraine (D15)	12/20/25	1.000%(Q)	5,000	4.149%	(617,707)	(2,072)	(615,635)	Morgan Stanley & Co. International PLC
Russian Federation (D15)	12/20/25	1.000%(Q)	15,000	0.794%	151,671	(6,217)	157,888	Morgan Stanley & Co. International PLC

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
State of Qatar (D15)	12/20/25	1.000%(Q)	5,000	0.385%	$140,967	$(2,331)	$143,298	Morgan Stanley & Co. International PLC
United Mexican States (D15)	12/20/25	1.000%(Q)	30,000	0.859%	218,604	(12,433)	231,037	Morgan Stanley & Co. International PLC
Emirate of Abu Dhabi (D16)	12/20/25	1.000%(Q)	2,000	0.389%	56,029	(881)	56,910	Citibank, N.A.
Federation of Malaysia (D16)	12/20/25	1.000%(Q)	3,000	0.469%	73,162	(1,322)	74,484	Citibank, N.A.
Federative Republic of Brazil (D16)	12/20/25	1.000%(Q)	12,000	1.622%	(304,801)	(5,287)	(299,514)	Citibank, N.A.
Kingdom of Saudi Arabia (D16)	12/20/25	1.000%(Q)	2,000	0.499%	46,302	(881)	47,183	Citibank, N.A.
People’s Republic of China (D16)	12/20/25	1.000%(Q)	12,000	0.354%	354,115	(5,287)	359,402	Citibank, N.A.
Republic of Argentina (D16)	12/20/25	1.000%(Q)	5,000	19.107%	(2,521,933)	(2,203)	(2,519,730)	Citibank, N.A.
Republic of Chile (D16)	12/20/25	1.000%(Q)	2,000	0.635%	34,228	(881)	35,109	Citibank, N.A.
Republic of Colombia (D16)	12/20/25	1.000%(Q)	5,000	1.366%	(72,695)	(2,203)	(70,492)	Citibank, N.A.
Republic of Indonesia (D16)	12/20/25	1.000%(Q)	8,000	0.729%	103,685	(3,525)	107,210	Citibank, N.A.
Republic of Panama (D16)	12/20/25	1.000%(Q)	2,000	0.663%	31,739	(881)	32,620	Citibank, N.A.
Republic of Peru (D16)	12/20/25	1.000%(Q)	2,000	0.934%	8,103	(881)	8,984	Citibank, N.A.
Republic of Philippines (D16)	12/20/25	1.000%(Q)	2,000	0.465%	49,113	(881)	49,994	Citibank, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of South Africa (D16)	12/20/25	1.000%(Q)	9,000	1.879%	$(325,614)	$(3,965)	$(321,649)	Citibank, N.A.
Republic of Turkey (D16)	12/20/25	1.000%(Q)	12,000	3.718%	(1,292,614)	(5,287)	(1,287,327)	Citibank, N.A.
Republic of Ukraine (D16)	12/20/25	1.000%(Q)	2,000	4.149%	(247,083)	(881)	(246,202)	Citibank, N.A.
Russian Federation (D16)	12/20/25	1.000%(Q)	6,000	0.794%	60,668	(2,644)	63,312	Citibank, N.A.
State of Qatar (D16)	12/20/25	1.000%(Q)	2,000	0.385%	56,387	(881)	57,268	Citibank, N.A.
United Mexican States (D16)	12/20/25	1.000%(Q)	12,000	0.859%	87,441	(5,287)	92,728	Citibank, N.A.
Emirate of Abu Dhabi (D17)	12/20/25	1.000%(Q)	2,000	0.389%	56,029	(1,302)	57,331	Citibank, N.A.
Federation of Malaysia (D17)	12/20/25	1.000%(Q)	3,000	0.469%	73,162	(1,953)	75,115	Citibank, N.A.
Federative Republic of Brazil (D17)	12/20/25	1.000%(Q)	12,000	1.622%	(304,801)	(7,812)	(296,989)	Citibank, N.A.
Kingdom of Saudi Arabia (D17)	12/20/25	1.000%(Q)	2,000	0.499%	46,302	(1,302)	47,604	Citibank, N.A.
People’s Republic of China (D17)	12/20/25	1.000%(Q)	12,000	0.354%	354,115	(7,812)	361,927	Citibank, N.A.
Republic of Argentina (D17)	12/20/25	1.000%(Q)	5,000	19.107%	(2,521,933)	(3,255)	(2,518,678)	Citibank, N.A.
Republic of Chile (D17)	12/20/25	1.000%(Q)	2,000	0.635%	34,228	(1,302)	35,530	Citibank, N.A.
Republic of Colombia (D17)	12/20/25	1.000%(Q)	5,000	1.366%	(72,695)	(3,255)	(69,440)	Citibank, N.A.
Republic of Indonesia (D17)	12/20/25	1.000%(Q)	8,000	0.729%	103,685	(5,208)	108,893	Citibank, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Panama (D17)	12/20/25	1.000%(Q)	2,000	0.663%	$31,739	$(1,302)	$33,041	Citibank, N.A.
Republic of Peru (D17)	12/20/25	1.000%(Q)	2,000	0.934%	8,103	(1,302)	9,405	Citibank, N.A.
Republic of Philippines (D17)	12/20/25	1.000%(Q)	2,000	0.465%	49,113	(1,302)	50,415	Citibank, N.A.
Republic of South Africa (D17)	12/20/25	1.000%(Q)	9,000	1.879%	(325,614)	(5,859)	(319,755)	Citibank, N.A.
Republic of Turkey (D17)	12/20/25	1.000%(Q)	12,000	3.718%	(1,292,614)	(7,812)	(1,284,802)	Citibank, N.A.
Republic of Ukraine (D17)	12/20/25	1.000%(Q)	2,000	4.149%	(247,083)	(1,302)	(245,781)	Citibank, N.A.
Russian Federation (D17)	12/20/25	1.000%(Q)	6,000	0.794%	60,668	(3,906)	64,574	Citibank, N.A.
State of Qatar (D17)	12/20/25	1.000%(Q)	2,000	0.385%	56,387	(1,302)	57,689	Citibank, N.A.
United Mexican States (D17)	12/20/25	1.000%(Q)	12,000	0.859%	87,441	(7,812)	95,253	Citibank, N.A.
Emirate of Abu Dhabi (D18)	12/20/25	1.000%(Q)	4,000	0.389%	112,058	(2,604)	114,662	Morgan Stanley & Co. International PLC
Federation of Malaysia (D18)	12/20/25	1.000%(Q)	6,000	0.469%	146,324	(3,906)	150,230	Morgan Stanley & Co. International PLC
Federative Republic of Brazil (D18)	12/20/25	1.000%(Q)	24,000	1.622%	(609,603)	(15,623)	(593,980)	Morgan Stanley & Co. International PLC
Kingdom of Saudi Arabia (D18)	12/20/25	1.000%(Q)	4,000	0.499%	92,603	(2,604)	95,207	Morgan Stanley & Co. International PLC

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
People’s Republic of China (D18)	12/20/25	1.000%(Q)	24,000	0.354%	$708,230	$(15,623)	$723,853	Morgan Stanley & Co. International PLC
Republic of Argentina (D18)	12/20/25	1.000%(Q)	10,000	19.107%	(5,043,867)	(6,510)	(5,037,357)	Morgan Stanley & Co. International PLC
Republic of Chile (D18)	12/20/25	1.000%(Q)	4,000	0.635%	68,455	(2,604)	71,059	Morgan Stanley & Co. International PLC
Republic of Colombia (D18)	12/20/25	1.000%(Q)	10,000	1.366%	(145,390)	(6,510)	(138,880)	Morgan Stanley & Co. International PLC
Republic of Indonesia (D18)	12/20/25	1.000%(Q)	16,000	0.729%	207,370	(10,415)	217,785	Morgan Stanley & Co. International PLC
Republic of Panama (D18)	12/20/25	1.000%(Q)	4,000	0.663%	63,478	(2,604)	66,082	Morgan Stanley & Co. International PLC
Republic of Peru (D18)	12/20/25	1.000%(Q)	4,000	0.934%	16,207	(2,604)	18,811	Morgan Stanley & Co. International PLC
Republic of Philippines (D18)	12/20/25	1.000%(Q)	4,000	0.465%	98,226	(2,604)	100,830	Morgan Stanley & Co. International PLC
Republic of South Africa (D18)	12/20/25	1.000%(Q)	18,000	1.879%	(651,228)	(11,717)	(639,511)	Morgan Stanley & Co. International PLC
Republic of Turkey (D18)	12/20/25	1.000%(Q)	24,000	3.718%	(2,585,227)	(15,623)	(2,569,604)	Morgan Stanley & Co. International PLC

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Ukraine (D18)	12/20/25	1.000%(Q)	4,000	4.149%	$(494,165)	$(2,604)	$(491,561)	Morgan Stanley & Co. International PLC
Russian Federation (D18)	12/20/25	1.000%(Q)	12,000	0.794%	121,337	(7,812)	129,149	Morgan Stanley & Co. International PLC
State of Qatar (D18)	12/20/25	1.000%(Q)	4,000	0.385%	112,773	(2,812)	115,585	Morgan Stanley & Co. International PLC
United Mexican States (D18)	12/20/25	1.000%(Q)	24,000	0.859%	174,883	(15,623)	190,506	Morgan Stanley & Co. International PLC
Emirate of Abu Dhabi (D19)	12/20/25	1.000%(Q)	4,000	0.389%	112,058	(2,604)	114,662	Morgan Stanley & Co. International PLC
Federation of Malaysia (D19)	12/20/25	1.000%(Q)	6,000	0.469%	146,324	(3,906)	150,230	Morgan Stanley & Co. International PLC
Federative Republic of Brazil (D19)	12/20/25	1.000%(Q)	24,000	1.622%	(609,603)	(15,623)	(593,980)	Morgan Stanley & Co. International PLC
Kingdom of Saudi Arabia (D19)	12/20/25	1.000%(Q)	4,000	0.499%	92,603	(2,604)	95,207	Morgan Stanley & Co. International PLC
People’s Republic of China (D19)	12/20/25	1.000%(Q)	24,000	0.354%	708,230	(15,623)	723,853	Morgan Stanley & Co. International PLC
Republic of Argentina (D19)	12/20/25	1.000%(Q)	10,000	19.107%	(5,043,867)	(6,510)	(5,037,357)	Morgan Stanley & Co. International PLC

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Chile (D19)	12/20/25	1.000%(Q)	4,000	0.635%	$68,455	$(2,604)	$71,059	Morgan Stanley & Co. International PLC
Republic of Colombia (D19)	12/20/25	1.000%(Q)	10,000	1.366%	(145,390)	(6,510)	(138,880)	Morgan Stanley & Co. International PLC
Republic of Indonesia (D19)	12/20/25	1.000%(Q)	16,000	0.729%	207,370	(10,415)	217,785	Morgan Stanley & Co. International PLC
Republic of Panama (D19)	12/20/25	1.000%(Q)	4,000	0.663%	63,478	(2,604)	66,082	Morgan Stanley & Co. International PLC
Republic of Peru (D19)	12/20/25	1.000%(Q)	4,000	0.934%	16,207	(2,604)	18,811	Morgan Stanley & Co. International PLC
Republic of Philippines (D19)	12/20/25	1.000%(Q)	4,000	0.465%	98,226	(2,604)	100,830	Morgan Stanley & Co. International PLC
Republic of South Africa (D19)	12/20/25	1.000%(Q)	18,000	1.879%	(651,228)	(11,717)	(639,511)	Morgan Stanley & Co. International PLC
Republic of Turkey (D19)	12/20/25	1.000%(Q)	24,000	3.718%	(2,585,227)	(15,623)	(2,569,604)	Morgan Stanley & Co. International PLC
Republic of Ukraine (D19)	12/20/25	1.000%(Q)	4,000	4.149%	(494,165)	(2,604)	(491,561)	Morgan Stanley & Co. International PLC
Russian Federation (D19)	12/20/25	1.000%(Q)	12,000	0.794%	121,337	(7,812)	129,149	Morgan Stanley & Co. International PLC

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
State of Qatar (D19)	12/20/25	1.000%(Q)	4,000	0.385%	$112,773	$(2,812)	$115,585	Morgan Stanley & Co. International PLC
United Mexican States (D19)	12/20/25	1.000%(Q)	24,000	0.859%	174,883	(15,623)	190,506	Morgan Stanley & Co. International PLC
Emirate of Abu Dhabi (D20)	12/20/25	1.000%(Q)	2,000	0.389%	56,029	(1,355)	57,384	Citibank, N.A.
Federation of Malaysia (D20)	12/20/25	1.000%(Q)	3,000	0.469%	73,162	(2,032)	75,194	Citibank, N.A.
Federative Republic of Brazil (D20)	12/20/25	1.000%(Q)	12,000	1.622%	(304,801)	(8,129)	(296,672)	Citibank, N.A.
Kingdom of Saudi Arabia (D20)	12/20/25	1.000%(Q)	2,000	0.499%	46,302	(1,355)	47,657	Citibank, N.A.
People’s Republic of China (D20)	12/20/25	1.000%(Q)	12,000	0.354%	354,115	(8,129)	362,244	Citibank, N.A.
Republic of Argentina (D20)	12/20/25	1.000%(Q)	5,000	19.107%	(2,521,933)	(3,387)	(2,518,546)	Citibank, N.A.
Republic of Chile (D20)	12/20/25	1.000%(Q)	2,000	0.635%	34,228	(1,355)	35,583	Citibank, N.A.
Republic of Colombia (D20)	12/20/25	1.000%(Q)	5,000	1.366%	(72,695)	(3,387)	(69,308)	Citibank, N.A.
Republic of Indonesia (D20)	12/20/25	1.000%(Q)	8,000	0.729%	103,685	(5,419)	109,104	Citibank, N.A.
Republic of Panama (D20)	12/20/25	1.000%(Q)	2,000	0.663%	31,739	(1,355)	33,094	Citibank, N.A.
Republic of Peru (D20)	12/20/25	1.000%(Q)	2,000	0.934%	8,103	(1,355)	9,458	Citibank, N.A.
Republic of Philippines (D20)	12/20/25	1.000%(Q)	2,000	0.465%	49,113	(1,355)	50,468	Citibank, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of South Africa (D20)	12/20/25	1.000%(Q)	9,000	1.879%	$(325,614)	$(6,097)	$(319,517)	Citibank, N.A.
Republic of Turkey (D20)	12/20/25	1.000%(Q)	12,000	3.718%	(1,292,614)	(8,129)	(1,284,485)	Citibank, N.A.
Republic of Ukraine (D20)	12/20/25	1.000%(Q)	2,000	4.149%	(247,083)	(1,355)	(245,728)	Citibank, N.A.
Russian Federation (D20)	12/20/25	1.000%(Q)	6,000	0.794%	60,668	(4,064)	64,732	Citibank, N.A.
State of Qatar (D20)	12/20/25	1.000%(Q)	2,000	0.385%	56,387	(1,355)	57,742	Citibank, N.A.
United Mexican States (D20)	12/20/25	1.000%(Q)	12,000	0.859%	87,441	(8,129)	95,570	Citibank, N.A.
Emirate of Abu Dhabi (D21)	12/20/25	1.000%(Q)	2,000	0.389%	56,029	(2,480)	58,509	Citibank, N.A.
Federation of Malaysia (D21)	12/20/25	1.000%(Q)	3,000	0.469%	73,162	(3,719)	76,881	Citibank, N.A.
Federative Republic of Brazil (D21)	12/20/25	1.000%(Q)	12,000	1.622%	(304,801)	(14,877)	(289,924)	Citibank, N.A.
Kingdom of Saudi Arabia (D21)	12/20/25	1.000%(Q)	2,000	0.499%	46,302	(2,480)	48,782	Citibank, N.A.
People’s Republic of China (D21)	12/20/25	1.000%(Q)	12,000	0.354%	354,115	(14,877)	368,992	Citibank, N.A.
Republic of Argentina (D21)	12/20/25	1.000%(Q)	5,000	19.107%	(2,521,933)	(6,199)	(2,515,734)	Citibank, N.A.
Republic of Chile (D21)	12/20/25	1.000%(Q)	2,000	0.635%	34,228	(2,480)	36,708	Citibank, N.A.
Republic of Colombia (D21)	12/20/25	1.000%(Q)	5,000	1.366%	(72,695)	(6,199)	(66,496)	Citibank, N.A.
Republic of Indonesia (D21)	12/20/25	1.000%(Q)	8,000	0.729%	103,685	(9,918)	113,603	Citibank, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Panama (D21)	12/20/25	1.000%(Q)	2,000	0.663%	$31,739	$(2,480)	$34,219	Citibank, N.A.
Republic of Peru (D21)	12/20/25	1.000%(Q)	2,000	0.934%	8,103	(2,480)	10,583	Citibank, N.A.
Republic of Philippines (D21)	12/20/25	1.000%(Q)	2,000	0.465%	49,113	(2,480)	51,593	Citibank, N.A.
Republic of South Africa (D21)	12/20/25	1.000%(Q)	9,000	1.879%	(325,614)	(11,158)	(314,456)	Citibank, N.A.
Republic of Turkey (D21)	12/20/25	1.000%(Q)	12,000	3.718%	(1,292,614)	(14,877)	(1,277,737)	Citibank, N.A.
Republic of Ukraine (D21)	12/20/25	1.000%(Q)	2,000	4.149%	(247,083)	(2,480)	(244,603)	Citibank, N.A.
Russian Federation (D21)	12/20/25	1.000%(Q)	6,000	0.794%	60,668	(7,439)	68,107	Citibank, N.A.
State of Qatar (D21)	12/20/25	1.000%(Q)	2,000	0.385%	56,387	(2,480)	58,867	Citibank, N.A.
United Mexican States (D21)	12/20/25	1.000%(Q)	12,000	0.859%	87,441	(14,877)	102,318	Citibank, N.A.
Emirate of Abu Dhabi (D22)	12/20/25	1.000%(Q)	2,000	0.389%	56,029	(2,480)	58,509	Citibank, N.A.
Federation of Malaysia (D22)	12/20/25	1.000%(Q)	3,000	0.469%	73,162	(3,719)	76,881	Citibank, N.A.
Federative Republic of Brazil (D22)	12/20/25	1.000%(Q)	12,000	1.622%	(304,801)	(14,877)	(289,924)	Citibank, N.A.
Kingdom of Saudi Arabia (D22)	12/20/25	1.000%(Q)	2,000	0.499%	46,302	(2,480)	48,782	Citibank, N.A.
People’s Republic of China (D22)	12/20/25	1.000%(Q)	12,000	0.354%	354,115	(14,877)	368,992	Citibank, N.A.
Republic of Argentina (D22)	12/20/25	1.000%(Q)	5,000	19.107%	(2,521,933)	(6,199)	(2,515,734)	Citibank, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Chile (D22)	12/20/25	1.000%(Q)	2,000	0.635%	$34,228	$(2,480)	$36,708	Citibank, N.A.
Republic of Colombia (D22)	12/20/25	1.000%(Q)	5,000	1.366%	(72,695)	(6,199)	(66,496)	Citibank, N.A.
Republic of Indonesia (D22)	12/20/25	1.000%(Q)	8,000	0.729%	103,685	(9,918)	113,603	Citibank, N.A.
Republic of Panama (D22)	12/20/25	1.000%(Q)	2,000	0.663%	31,739	(2,480)	34,219	Citibank, N.A.
Republic of Peru (D22)	12/20/25	1.000%(Q)	2,000	0.934%	8,103	(2,480)	10,583	Citibank, N.A.
Republic of Philippines (D22)	12/20/25	1.000%(Q)	2,000	0.465%	49,113	(2,480)	51,593	Citibank, N.A.
Republic of South Africa (D22)	12/20/25	1.000%(Q)	9,000	1.879%	(325,614)	(11,158)	(314,456)	Citibank, N.A.
Republic of Turkey (D22)	12/20/25	1.000%(Q)	12,000	3.718%	(1,292,614)	(14,877)	(1,277,737)	Citibank, N.A.
Republic of Ukraine (D22)	12/20/25	1.000%(Q)	2,000	4.149%	(247,083)	(2,480)	(244,603)	Citibank, N.A.
Russian Federation (D22)	12/20/25	1.000%(Q)	6,000	0.794%	60,668	(7,439)	68,107	Citibank, N.A.
State of Qatar (D22)	12/20/25	1.000%(Q)	2,000	0.385%	56,387	(2,480)	58,867	Citibank, N.A.
United Mexican States (D22)	12/20/25	1.000%(Q)	12,000	0.859%	87,441	(14,877)	102,318	Citibank, N.A.
Emirate of Abu Dhabi (D23)	06/20/25	1.000%(Q)	1,000	0.325%	27,513	(2,314)	29,827	Bank of America, N.A.
Federation of Malaysia (D23)	06/20/25	1.000%(Q)	1,500	0.407%	36,355	(3,471)	39,826	Bank of America, N.A.
Federative Republic of Brazil (D23)	06/20/25	1.000%(Q)	6,000	1.455%	(97,192)	(13,883)	(83,309)	Bank of America, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Kingdom of Saudi Arabia (D23)	06/20/25	1.000%(Q)	1,000	0.403%	$24,439	$(2,314)	$26,753	Bank of America, N.A.
People’s Republic of China (D23)	06/20/25	1.000%(Q)	6,000	0.299%	171,080	(13,883)	184,963	Bank of America, N.A.
Republic of Chile (D23)	06/20/25	1.000%(Q)	1,000	0.542%	18,944	(2,314)	21,258	Bank of America, N.A.
Republic of Colombia (D23)	06/20/25	1.000%(Q)	2,500	1.226%	(18,693)	(5,785)	(12,908)	Bank of America, N.A.
Republic of Indonesia (D23)	06/20/25	1.000%(Q)	4,000	0.620%	63,476	(9,256)	72,732	Bank of America, N.A.
Republic of Panama (D23)	06/20/25	1.000%(Q)	1,000	0.573%	17,742	(2,314)	20,056	Bank of America, N.A.
Republic of Peru (D23)	06/20/25	1.000%(Q)	1,000	0.816%	8,266	(2,314)	10,580	Bank of America, N.A.
Republic of Philippines (D23)	06/20/25	1.000%(Q)	1,000	0.405%	24,295	(2,314)	26,609	Bank of America, N.A.
Republic of South Africa (D23)	06/20/25	1.000%(Q)	4,500	1.692%	(113,015)	(10,412)	(102,603)	Bank of America, N.A.
Republic of Turkey (D23)	06/20/25	1.000%(Q)	6,000	3.603%	(555,471)	(13,883)	(541,588)	Bank of America, N.A.
Republic of Ukraine (D23)	06/20/25	1.000%(Q)	1,000	4.028%	(106,804)	(2,314)	(104,490)	Bank of America, N.A.
Russian Federation (D23)	06/20/25	1.000%(Q)	3,000	0.690%	39,544	(6,942)	46,486	Bank of America, N.A.
State of Qatar (D23)	06/20/25	1.000%(Q)	1,000	0.318%	27,775	(2,314)	30,089	Bank of America, N.A.
United Mexican States (D23)	06/20/25	1.000%(Q)	6,000	0.725%	70,849	(13,883)	84,732	Bank of America, N.A.
					$(71,177,209)	$(2,093,660)	$(69,083,549)

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on credit indices— Buy Protection(1)**:
CDX.EM.30.V3 (D01)	12/20/23	1.000%(Q)	79,900	$(9,398)	$73,538	$(82,936)	Barclays Bank PLC
CDX.EM.29.V3 (D02)	06/20/23	1.000%(Q)	141,000	(374,287)	(38,030)	(336,257)	Barclays Bank PLC
CDX.EM.29.V3 (D03)	06/20/23	1.000%(Q)	164,500	(436,668)	(32,377)	(404,291)	Barclays Bank PLC
CDX.EM.30.V3 (D04)	12/20/23	1.000%(Q)	329,000	(38,699)	(68,902)	30,203	Barclays Bank PLC
CDX.EM.29.V3 (D05)	06/20/23	1.000%(Q)	70,500	(187,143)	(1,884)	(185,259)	Barclays Bank PLC
CDX.EM.30.V3 (D06)	12/20/23	1.000%(Q)	141,000	(16,585)	50,122	(66,707)	Barclays Bank PLC
CDX.EM.30.V3 (D07)	12/20/23	1.000%(Q)	94,000	(11,057)	27,124	(38,181)	Citibank, N.A.
CDX.EM.30.V3 (D08)	12/20/23	1.000%(Q)	94,000	(11,057)	36,399	(47,456)	Citibank, N.A.
CDX.EM.33.V2 (D09)	06/20/25	1.000%(Q)	142,500	1,102,578	161,921	940,657	Citibank, N.A.
CDX.EM.33.V2 (D10)	06/20/25	1.000%(Q)	95,000	735,052	107,948	627,104	Citibank, N.A.
CDX.EM.34.V1 (D11)	12/20/25	1.000%(Q)	400,000	14,968,830	(359,492)	15,328,322	Goldman Sachs International
CDX.EM.34.V1 (D12)	12/20/25	1.000%(Q)	100,000	3,742,208	(87,356)	3,829,564	Citibank, N.A.
CDX.EM.34.V1 (D13)	12/20/25	1.000%(Q)	100,000	3,742,208	2,063	3,740,145	Morgan Stanley & Co. International PLC
CDX.EM.34.V1 (D14)	12/20/25	1.000%(Q)	100,000	3,742,208	(51,804)	3,794,012	Citibank, N.A.
CDX.EM.34.V1 (D15)	12/20/25	1.000%(Q)	250,000	9,355,519	(129,511)	9,485,030	Morgan Stanley & Co. International PLC
CDX.EM.34.V1 (D16)	12/20/25	1.000%(Q)	100,000	3,742,208	(49,243)	3,791,451	Citibank, N.A.
CDX.EM.34.V1 (D17)	12/20/25	1.000%(Q)	100,000	3,742,208	(28,642)	3,770,850	Citibank, N.A.
CDX.EM.34.V1 (D18)	12/20/25	1.000%(Q)	200,000	7,484,415	(57,285)	7,541,700	Morgan Stanley & Co. International PLC
CDX.EM.34.V1 (D19)	12/20/25	1.000%(Q)	200,000	7,484,415	(57,285)	7,541,700	Morgan Stanley & Co. International PLC
CDX.EM.34.V1 (D20)	12/20/25	1.000%(Q)	100,000	3,742,208	(26,054)	3,768,262	Citibank, N.A.
CDX.EM.34.V1 (D21)	12/20/25	1.000%(Q)	100,000	3,742,208	29,016	3,713,192	Citibank, N.A.
CDX.EM.34.V1 (D22)	12/20/25	1.000%(Q)	100,000	3,742,208	29,016	3,713,192	Citibank, N.A.
CDX.EM.33.V2 (D23)	06/20/25	1.000%(Q)	47,500	367,526	77,042	290,484	Bank of America, N.A.
				$70,351,105	$(393,676)	$70,744,781

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreement on credit indices— Sell Protection(2)**:
CDX.EM.32.V3 (D24)	12/20/24	1.000%(Q)	46,500	1.101%	$(103,791)	$(30,580)	$(73,211)	Morgan Stanley & Co. International PLC
**	The Fund entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Fund

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2021 (continued):
bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s). Individual packages in the tables above are denoted by the corresponding footnotes (D01 - D24).
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_21-PJA††	08/14/21	0.250%(M)	701,420	*	$253,287	$(20,649)	$273,936	Goldman Sachs International
††	The value of the contract, GS_21-PJA, is derived from a pool of senior prime jumbo mortgages.

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)			Fair Value		Upfront Premiums Paid (Received)		Unrealized Appreciation (Depreciation)		Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Eskom Holdings SOC Ltd.	06/20/23	1.000%(Q)		15,000	$599,543		$766,508		$(166,965)		Goldman Sachs International
Eskom Holdings SOC Ltd.	12/20/23	1.000%(Q)	EUR	39,620	2,533,663		4,291,510		(1,757,847)		Deutsche Bank AG
General Electric Co.	12/20/21	1.000%(Q)		3,000	(12,981)		(6,337)		(6,644)		BNP Paribas S.A.
Petroleos Mexicanos	12/20/21	1.000%(Q)		6,000	3,989		28,227		(24,238)		HSBC Bank PLC
Petroleos Mexicanos	12/20/22	1.000%(Q)		17,000	262,523		231,057		31,466		Citibank, N.A.
Petroleos Mexicanos	06/20/24	1.000%(Q)		17,000	894,425		1,159,623		(265,198)		Citibank, N.A.
Safeway, Inc.	03/20/23	5.000%(Q)		10,000	(788,193)		(703,098)		(85,095)		BNP Paribas S.A.
U.S. Treasury Note	12/20/22	0.250%(Q)	EUR	299,060	(1,156,034)		(1,020,109)		(135,925)		Barclays Bank PLC
United Mexican States	06/20/23	1.000%(Q)		19,685	(255,087)		53,563		(308,650)		Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)		19,445	(251,977)		134,091		(386,068)		Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)		6,615	(85,720)		16,931		(102,651)		Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)		6,450	(83,582)		49,809		(133,391)		Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)		6,435	(83,387)		45,628		(129,015)		Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)		3,210	(41,597)		8,729		(50,326)		Citibank, N.A.
United Mexican States	12/20/24	1.000%(Q)		31,000	(417,576)		(310,122)		(107,454)		Barclays Bank PLC

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value		Upfront Premiums Paid (Received)		Unrealized Appreciation (Depreciation)		Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)(cont’d.):
United Mexican States	12/20/24	1.000%(Q)	26,000	$(350,225)		$(209,682)		$(140,543)		Barclays Bank PLC
United Mexican States	12/20/24	1.000%(Q)	6,250	(84,015)		35,724		(119,739)		Citibank, N.A.
United Mexican States	12/20/24	1.000%(Q)	5,745	(77,227)		27,426		(104,653)		Citibank, N.A.
United Mexican States	12/20/24	1.000%(Q)	4,000	(53,770)		(11,507)		(42,263)		Citibank, N.A.
				$552,772		$4,587,971		$(4,035,199)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at July 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
AT&T, Inc.	06/20/22	1.000%(Q)		97,600	0.226%	$791,539	$673,981	$117,558	Goldman Sachs International
Bank of America Corp.	06/20/22	1.000%(Q)		162,670	0.259%	1,271,501	1,138,008	133,493	Goldman Sachs International
Bank of Nova Scotia	06/20/22	1.000%(Q)		27,000	0.479%	158,001	157,198	803	Credit Suisse International
Boeing Co.	12/20/21	1.000%(Q)		152,900	0.443%	516,269	321,250	195,019	Bank of America, N.A.
Boeing Co.	12/20/21	1.000%(Q)		77,555	0.443%	261,866	136,849	125,017	Goldman Sachs International
Boeing Co.	06/20/24	1.000%(Q)		47,780	0.851%	259,454	190,872	68,582	Goldman Sachs International
Casino Guichard Perrachon SA	06/20/24	5.000%(Q)	EUR	25,050	4.520%	550,302	467,265	83,037	Goldman Sachs International
Casino Guichard Perrachon SA	06/20/24	5.000%(Q)	EUR	16,000	4.520%	351,490	309,543	41,947	Goldman Sachs International
Cemex	06/20/24	5.000%(Q)		13,400	2.193%	1,135,366	666,737	468,629	Credit Suisse International

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at July 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Citigroup, Inc.	06/20/22	1.000%(Q)		98,000	0.274%	$752,806	$676,808	$75,998	Goldman Sachs International
Credit Suisse Group AG	06/20/22	1.000%(Q)	EUR	13,000	0.284%	117,807	106,820	10,987	Barclays Bank PLC
Delta Air Lines Inc.	06/20/22	5.000%(Q)		21,720	0.993%	904,606	774,389	130,217	Credit Suisse International
Devon Energy Corp.	12/20/21	1.000%(Q)		60,560	0.423%	207,518	159,595	47,923	Barclays Bank PLC
Devon Energy Corp.	12/20/21	1.000%(Q)		32,960	0.423%	112,942	86,827	26,115	Morgan Stanley & Co. International PLC
Eskom Holdings SOC Ltd.	12/20/23	1.000%(Q)		45,000	3.369%	(2,402,844)	(4,151,711)	1,748,867	Deutsche Bank AG
General Electric Co.	06/20/22	1.000%(Q)		88,380	0.236%	711,259	554,146	157,113	Morgan Stanley & Co. International PLC
General Motors Co.	06/20/26	5.000%(Q)		14,920	0.908%	3,005,465	2,844,435	161,030	Goldman Sachs International
Generalitat de Catalunya	12/20/25	1.000%(Q)		29,800	*	404,249	(249,681)	653,930	Deutsche Bank AG
Government of Japan	06/20/28	1.000%(Q)		35,000	0.261%	1,798,503	1,682,844	115,659	Citibank, N.A.
Hess Corp.	12/20/21	1.000%(Q)		12,500	0.375%	45,555	24,465	21,090	Goldman Sachs International
Host Hotels & Resorts LP	06/20/24	1.000%(Q)		15,790	0.722%	144,661	176,805	(32,144)	Goldman Sachs International
HSBC Bank PLC	12/20/21	1.000%(Q)	EUR	80,000	0.142%	434,638	301,694	132,944	Morgan Stanley & Co. International PLC
Israel Electric Corp. Ltd.	12/20/21	1.000%(Q)		35,000	0.287%	138,865	(44,330)	183,195	Barclays Bank PLC
Israel Electric Corp. Ltd.	06/20/24	1.000%(Q)	ILS	200,000	0.659%	681,410	505,661	175,749	Deutsche Bank AG
Israel Electric Corp. Ltd.	12/20/24	1.000%(Q)		3,000	0.763%	27,591	26,135	1,456	Barclays Bank PLC
JPMorgan Chase & Co.	09/20/21	1.000%(Q)		62,940	0.222%	142,422	76,821	65,601	Barclays Bank PLC

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Kingdom of Saudi Arabia	06/20/22	1.000%(Q)	92,000	0.102%	$849,830	$408,101	$441,729	HSBC Bank PLC
Kingdom of Spain	12/20/25	1.000%(Q)	11,700	0.273%	387,584	201,305	186,279	JPMorgan Chase Bank, N.A.
Occidental Petroleum Corp.	09/20/21	1.000%(Q)	31,440	0.920%	39,447	7,975	31,472	Barclays Bank PLC
Ovintiv Inc.	09/20/21	1.000%(Q)	8,740	0.318%	18,554	8,509	10,045	Barclays Bank PLC
Ovintiv Inc.	12/20/21	1.000%(Q)	33,960	0.392%	120,624	89,523	31,101	Barclays Bank PLC
Petroleos Mexicanos	06/20/23	1.000%(Q)	16,410	2.390%	(406,765)	(396,789)	(9,976)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	16,205	2.390%	(401,684)	(470,352)	68,668	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	12,620	2.390%	(312,820)	(160,482)	(152,338)	Credit Suisse International
Petroleos Mexicanos	06/20/23	1.000%(Q)	5,515	2.390%	(136,704)	(133,980)	(2,724)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	5,365	2.390%	(132,986)	(159,579)	26,593	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	5,360	2.390%	(132,862)	(156,542)	23,680	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	2,730	2.390%	(67,670)	(65,974)	(1,696)	Citibank, N.A.
Petroleos Mexicanos	12/20/23	1.000%(Q)	12,000	2.715%	(466,918)	(527,597)	60,679	Barclays Bank PLC
Petroleos Mexicanos	12/20/24	1.000%(Q)	31,000	3.199%	(2,165,679)	(1,053,516)	(1,112,163)	Barclays Bank PLC
Petroleos Mexicanos	12/20/24	1.000%(Q)	26,000	3.199%	(1,816,376)	(920,072)	(896,304)	Barclays Bank PLC
Petroleos Mexicanos	12/20/24	1.000%(Q)	6,250	3.199%	(436,803)	(404,355)	(32,448)	Citibank, N.A.
Petroleos Mexicanos	12/20/24	1.000%(Q)	5,745	3.199%	(401,509)	(367,356)	(34,153)	Citibank, N.A.
Petroleos Mexicanos	12/20/24	1.000%(Q)	4,000	3.199%	(279,554)	(185,446)	(94,108)	Citibank, N.A.
Petroleos Mexicanos	06/20/25	1.000%(Q)	7,000	3.398%	(605,029)	(418,564)	(186,465)	Citibank, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Petroleos Mexicanos	12/20/28	1.000%(Q)	10,000	4.393%	$(2,072,958)	$(1,293,016)	$(779,942)	Citibank, N.A.
Pioneer Natural Resources Co.	06/20/22	1.000%(Q)	130,140	0.264%	1,010,926	922,184	88,742	Goldman Sachs International
Republic of Hungary	06/20/24	1.000%(Q)	25,000	0.295%	542,021	447,787	94,234	Citibank, N.A.
Republic of Hungary	12/20/24	1.000%(Q)	15,000	0.358%	345,428	274,553	70,875	Citibank, N.A.
Republic of Kazakhstan	12/20/21	1.000%(Q)	25,000	0.168%	111,085	68,544	42,541	HSBC Bank PLC
Republic of Kazakhstan	06/20/22	1.000%(Q)	5,000	0.207%	41,435	30,327	11,108	HSBC Bank PLC
Republic of Peru	12/20/21	1.000%(Q)	43,000	0.231%	181,349	129,953	51,396	Citibank, N.A.
Republic of Portugal	09/20/21	1.000%(Q)	13,500	0.023%	34,426	(4,230)	38,656	Morgan Stanley & Co. International PLC
Republic of Serbia	12/20/25	1.000%(Q)	5,700	0.915%	27,635	(7,289)	34,924	BNP Paribas S.A.
Simon Property Group LP	06/20/26	1.000%(Q)	68,920	0.682%	1,138,344	782,592	355,752	Goldman Sachs International
State of Illinois	12/20/21	1.000%(Q)	8,000	0.425%	27,345	(4,394)	31,739	Citibank, N.A.
State of Illinois	06/20/24	1.000%(Q)	30,010	0.798%	207,168	(219,593)	426,761	Citibank, N.A.
Teva Pharmaceutical Industries Ltd.	12/20/21	1.000%(Q)	6,180	0.908%	9,464	6,054	3,410	Barclays Bank PLC
T-Mobile US, Inc.	09/20/21	5.000%(Q)	40,810	0.355%	511,734	274,124	237,610	Barclays Bank PLC
T-Mobile US, Inc.	12/20/21	5.000%(Q)	23,350	0.389%	563,253	430,963	132,290	Barclays Bank PLC
United Mexican States	12/20/23	1.000%(Q)	15,000	0.463%	210,779	(105,776)	316,555	Barclays Bank PLC
Verizon Communications, Inc.	06/20/26	1.000%(Q)	40,810	0.468%	1,099,386	836,914	262,472	Goldman Sachs International
					$10,164,741	$5,477,932	$4,686,809

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at July 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.36.V1	06/20/26	1.000%(Q)	3,081,620	$(75,299,611)	$(77,938,750)	$(2,639,139)
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Inflation swap agreements outstanding at July 31, 2021:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreements:
100,000	01/12/26	2.185%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	$—	$(4,837,678)	$(4,837,678)
190,000	04/07/26	2.520%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(5,412,175)	(5,412,175)
41,130	01/13/31	2.229%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(2,356,043)	(2,356,043)
139,600	01/13/31	2.230%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(7,981,205)	(7,981,205)
47,490	04/09/31	2.435%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(1,484,414)	(1,484,414)
93,910	04/09/31	2.448%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(2,803,295)	(2,803,295)
92,105	04/13/31	2.445%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(2,758,584)	(2,758,584)
56,570	04/13/31	2.450%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(1,662,448)	(1,662,448)
55,195	04/14/31	2.450%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(1,614,383)	(1,614,383)
44,945	04/15/31	2.460%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(1,261,086)	(1,261,086)
86,980	04/15/31	2.465%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(2,391,508)	(2,391,508)
				$—	$(34,562,819)	$(34,562,819)
(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2021:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	270,800	02/13/30	1.210%(S)	6 Month BBSW(2)(S)	$(1,051)	$1,606,326	$1,607,377
AUD	64,640	01/18/31	1.073%(S)	6 Month BBSW(2)(S)	(1,360)	(825,297)	(823,937)
AUD	127,910	01/18/31	1.081%(S)	6 Month BBSW(2)(S)	26,228	(1,564,107)	(1,590,335)
AUD	245,320	03/19/31	1.800%(S)	6 Month BBSW(2)(S)	(26,203)	9,831,012	9,857,215
AUD	81,745	03/19/31	1.850%(S)	6 Month BBSW(2)(S)	(8,984)	3,565,573	3,574,557
BRL	948,728	01/02/25	5.903%(T)	1 Day BROIS(2)(T)	—	(7,098,938)	(7,098,938)
BRL	155,679	01/02/25	6.340%(T)	1 Day BROIS(2)(T)	—	(1,640,510)	(1,640,510)
BRL	1,236,498	01/02/25	6.343%(T)	1 Day BROIS(2)(T)	—	(12,853,496)	(12,853,496)
BRL	1,319,643	01/02/25	6.343%(T)	1 Day BROIS(2)(T)	—	(13,800,399)	(13,800,399)
BRL	255,532	01/02/25	6.640%(T)	1 Day BROIS(2)(T)	—	17,230	17,230
BRL	283,704	01/02/25	6.670%(T)	1 Day BROIS(2)(T)	—	116,857	116,857
BRL	35,418	01/04/27	6.455%(T)	1 Day BROIS(2)(T)	—	(457,863)	(457,863)
BRL	423,654	01/04/27	6.845%(T)	1 Day BROIS(2)(T)	—	(6,571,503)	(6,571,503)
BRL	426,002	01/04/27	6.890%(T)	1 Day BROIS(2)(T)	—	(6,423,054)	(6,423,054)
BRL	746,638	01/04/27	6.890%(T)	1 Day BROIS(2)(T)	—	(11,308,740)	(11,308,740)
BRL	651,394	01/04/27	6.905%(T)	1 Day BROIS(2)(T)	—	(9,809,511)	(9,809,511)
BRL	232,214	01/04/27	6.912%(T)	1 Day BROIS(2)(T)	—	(1,460,130)	(1,460,130)
BRL	56,209	01/02/29	7.190%(T)	1 Day BROIS(2)(T)	—	(1,130,206)	(1,130,206)
BRL	89,003	01/02/29	7.190%(T)	1 Day BROIS(2)(T)	—	(1,796,079)	(1,796,079)
BRL	83,932	01/02/29	7.193%(T)	1 Day BROIS(2)(T)	—	(1,693,281)	(1,693,281)
BRL	317,288	01/02/29	7.245%(T)	1 Day BROIS(2)(T)	—	(6,182,795)	(6,182,795)
CLP	19,200,000	01/21/26	1.566%(S)	1 Day CLOIS(2)(S)	—	(1,822,698)	(1,822,698)

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CLP	30,000,000	01/22/26	1.570%(S)	1 Day CLOIS(2)(S)	$—	$(2,844,976)	$(2,844,976)
CLP	43,500,000	01/22/26	1.580%(S)	1 Day CLOIS(2)(S)	—	(4,100,477)	(4,100,477)
CLP	12,600,000	02/04/26	1.645%(S)	1 Day CLOIS(2)(S)	—	(1,053,716)	(1,053,716)
CLP	4,000,000	01/18/31	2.700%(S)	1 Day CLOIS(2)(S)	—	(619,411)	(619,411)
CLP	14,400,000	01/20/31	2.625%(S)	1 Day CLOIS(2)(S)	—	(2,349,992)	(2,349,992)
CLP	1,900,000	01/29/31	2.570%(S)	1 Day CLOIS(2)(S)	—	(323,909)	(323,909)
CLP	3,300,000	01/21/33	2.805%(S)	1 Day CLOIS(2)(S)	—	(635,511)	(635,511)
CLP	16,500,000	01/26/33	2.860%(S)	1 Day CLOIS(2)(S)	—	(3,072,232)	(3,072,232)
CLP	6,700,000	01/28/33	2.820%(S)	1 Day CLOIS(2)(S)	—	(1,283,990)	(1,283,990)
CLP	2,700,000	01/20/36	2.955%(S)	1 Day CLOIS(2)(S)	—	(627,289)	(627,289)
CLP	5,500,000	01/21/36	2.930%(S)	1 Day CLOIS(2)(S)	—	(1,299,605)	(1,299,605)
CLP	2,700,000	01/22/36	2.965%(S)	1 Day CLOIS(2)(S)	—	(623,698)	(623,698)
COP	113,200,000	02/13/25	4.540%(Q)	1 Day COOIS(2)(Q)	—	218,193	218,193
COP	176,513,000	02/18/25	4.505%(Q)	1 Day COOIS(2)(Q)	—	258,075	258,075
COP	55,000,000	02/20/25	4.540%(Q)	1 Day COOIS(2)(Q)	—	94,852	94,852
COP	150,000,000	01/20/26	3.060%(Q)	1 Day COOIS(2)(Q)	—	(2,738,457)	(2,738,457)
COP	14,760,000	01/20/26	3.085%(Q)	1 Day COOIS(2)(Q)	—	(265,527)	(265,527)
COP	25,000,000	01/21/26	3.055%(Q)	1 Day COOIS(2)(Q)	—	(458,417)	(458,417)
COP	73,700,000	01/22/26	3.050%(Q)	1 Day COOIS(2)(Q)	—	(1,357,330)	(1,357,330)
COP	28,200,000	02/13/27	4.770%(Q)	1 Day COOIS(2)(Q)	—	(49,096)	(49,096)
COP	53,420,000	09/21/27	3.680%(Q)	1 Day COOIS(2)(Q)	—	(1,067,038)	(1,067,038)

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
COP	80,000,000	01/22/28	3.525%(Q)	1 Day COOIS(2)(Q)	$—	$(1,960,927)	$(1,960,927)
COP	124,700,000	02/18/30	5.072%(Q)	1 Day COOIS(2)(Q)	—	(837,851)	(837,851)
COP	87,251,000	02/18/30	5.081%(Q)	1 Day COOIS(2)(Q)	—	(571,053)	(571,053)
COP	50,000,000	02/19/30	5.070%(Q)	1 Day COOIS(2)(Q)	—	(339,386)	(339,386)
COP	42,300,000	02/21/30	5.090%(Q)	1 Day COOIS(2)(Q)	—	(274,157)	(274,157)
COP	22,340,000	09/21/30	4.315%(Q)	1 Day COOIS(2)(Q)	—	(530,951)	(530,951)
GBP	30,823	05/08/23	0.950%(A)	1 Day SONIA(1)(A)	(702,262)	(663,648)	38,614
GBP	68,465	05/08/24	0.950%(A)	1 Day SONIA(1)(A)	269,446	(1,934,251)	(2,203,697)
GBP	75,055	05/08/25	1.000%(A)	1 Day SONIA(1)(A)	(209,393)	(2,740,186)	(2,530,793)
GBP	297,124	05/08/26	1.000%(A)	1 Day SONIA(1)(A)	(14,333,375)	(12,498,728)	1,834,647
GBP	34,000	05/08/27	1.050%(A)	1 Day SONIA(1)(A)	(67,655)	(1,742,754)	(1,675,099)
GBP	4,000	05/08/28	1.100%(A)	1 Day SONIA(1)(A)	(20,705)	(244,967)	(224,262)
GBP	33,705	10/22/28	0.680%(A)	1 Day SONIA(1)(A)	—	(860,787)	(860,787)
GBP	24,915	05/08/29	1.100%(A)	1 Day SONIA(1)(A)	(217,938)	(1,652,965)	(1,435,027)
GBP	40,000	05/08/30	1.100%(A)	1 Day SONIA(1)(A)	(2,744,672)	(2,834,741)	(90,069)
GBP	35,625	05/08/31	1.150%(A)	1 Day SONIA(1)(A)	(1,550,973)	(2,914,009)	(1,363,036)
GBP	63,100	05/08/32	1.150%(A)	1 Day SONIA(1)(A)	(1,869,633)	(5,431,974)	(3,562,341)
GBP	29,445	05/08/39	1.250%(A)	1 Day SONIA(1)(A)	(3,114,118)	(4,200,203)	(1,086,085)
HUF	4,459,000	02/13/30	1.595%(A)	6 Month BUBOR(2)(S)	—	(1,114,005)	(1,114,005)
HUF	69,833,000	02/14/30	1.605%(A)	6 Month BUBOR(2)(S)	—	(17,266,024)	(17,266,024)
HUF	19,737,000	02/18/30	1.803%(A)	6 Month BUBOR(2)(S)	—	(3,830,869)	(3,830,869)

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
MXN	1,239,740	03/19/26	6.050%(M)	28 Day Mexican Interbank Rate(2)(M)	$(2,712)	$(739,413)	$(736,701)
MXN	364,730	01/03/31	5.550%(M)	28 Day Mexican Interbank Rate(2)(M)	(1,574)	(1,671,697)	(1,670,123)
MXN	692,000	01/15/31	5.450%(M)	28 Day Mexican Interbank Rate(2)(M)	(906)	(3,423,016)	(3,422,110)
MXN	1,685,660	01/16/31	5.450%(M)	28 Day Mexican Interbank Rate(2)(M)	(2,193)	(8,343,838)	(8,341,645)
MXN	1,920,000	01/21/31	5.500%(M)	28 Day Mexican Interbank Rate(2)(M)	(2,628)	(9,182,077)	(9,179,449)
MXN	976,310	01/03/33	5.715%(M)	28 Day Mexican Interbank Rate(2)(M)	(1,634)	(4,986,852)	(4,985,218)
MXN	1,050,000	01/05/33	5.635%(M)	28 Day Mexican Interbank Rate(2)(M)	(1,659)	(5,720,573)	(5,718,914)
MXN	1,080,000	01/10/33	5.680%(M)	28 Day Mexican Interbank Rate(2)(M)	(1,751)	(5,698,494)	(5,696,743)
MXN	273,525	12/28/35	6.000%(M)	28 Day Mexican Interbank Rate(2)(M)	(1,703)	(1,485,985)	(1,484,282)
NZD	95,800	02/14/30	1.523%(S)	3 Month BBR(2)(Q)	—	(710,883)	(710,883)
NZD	60,880	01/19/31	1.090%(S)	3 Month BBR(2)(Q)	—	(2,596,313)	(2,596,313)
NZD	236,770	01/19/31	1.096%(S)	3 Month BBR(2)(Q)	104,724	(10,009,423)	(10,114,147)

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
NZD	90,600	01/26/31	1.098%(S)	3 Month BBR(2)(Q)	$—	$(3,844,292)	$(3,844,292)
NZD	103,035	03/22/31	1.920%(S)	3 Month BBR(2)(Q)	—	1,288,833	1,288,833
PLN	391,650	01/19/31	1.200%(A)	6 Month WIBOR(2)(S)	31,203	(3,719,065)	(3,750,268)
PLN	697,220	01/21/31	1.170%(A)	6 Month WIBOR(2)(S)	(568,209)	(7,145,976)	(6,577,767)
PLN	254,590	03/16/31	1.760%(A)	6 Month WIBOR(2)(S)	183,919	790,285	606,366
PLN	74,260	08/02/31	1.650%(A)	6 Month WIBOR(2)(S)	—	(112,329)	(112,329)
	139,700	02/14/30	1.382%(A)	1 Day USOIS(1)(A)	—	(5,827,356)	(5,827,356)
	21,710	01/19/31	0.931%(A)	1 Day USOIS(1)(A)	—	82,835	82,835
	63,500	01/20/31	0.915%(A)	1 Day USOIS(1)(A)	—	340,112	340,112
	190,805	03/22/31	1.449%(A)	1 Day USOIS(1)(A)	—	(8,434,624)	(8,434,624)
ZAR	1,798,900	02/11/30	7.481%(Q)	3 Month JIBAR(2)(Q)	306,506	6,288,591	5,982,085
ZAR	1,784,300	02/28/30	7.500%(Q)	3 Month JIBAR(2)(Q)	(484,141)	6,101,272	6,585,413
ZAR	912,400	03/02/30	7.625%(Q)	3 Month JIBAR(2)(Q)	22,562	3,606,887	3,584,325
ZAR	1,036,600	03/12/30	7.840%(Q)	3 Month JIBAR(2)(Q)	(8,386)	5,030,636	5,039,022
ZAR	682,100	03/12/30	7.900%(Q)	3 Month JIBAR(2)(Q)	(5,749)	3,499,188	3,504,937
ZAR	2,973,300	03/18/30	10.650%(Q)	3 Month JIBAR(2)(Q)	—	14,767,571	14,767,571
ZAR	379,200	03/27/30	9.150%(Q)	3 Month JIBAR(2)(Q)	(6,635)	4,071,660	4,078,295
ZAR	307,400	04/01/30	8.600%(Q)	3 Month JIBAR(2)(Q)	(1,185)	2,508,472	2,509,657
ZAR	1,359,800	04/03/30	9.300%(Q)	3 Month JIBAR(2)(Q)	(24,540)	15,442,614	15,467,154
ZAR	312,800	06/12/30	7.250%(Q)	3 Month JIBAR(2)(Q)	(16,922)	587,466	604,388
ZAR	3,093,400	07/07/30	7.040%(Q)	3 Month JIBAR(2)(Q)	(78,663)	2,027,144	2,105,807

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
ZAR	395,800	08/03/30	7.030%(Q)	3 Month JIBAR(2)(Q)	$(10,151)	$370,398	$380,549
ZAR	1,346,800	01/15/31	6.765%(Q)	3 Month JIBAR(2)(Q)	(1,907,916)	(1,727,699)	180,217
ZAR	312,900	03/18/31	7.660%(Q)	3 Month JIBAR(2)(Q)	(6,509)	975,737	982,246
					$(27,059,500)	$(177,545,800)	$(150,486,300)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at July 31, 2021:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
IOS. FN30.450.10 Index(M)	1 Month LIBOR(M)	Credit Suisse International	1/12/41	8,537	$(56,902)	$(23,183)	$(33,719)
IOS. FN30.500.10 Index(M)	1 Month LIBOR(M)	JPMorgan Securities LLC	1/12/41	779	(3,171)	(2,182)	(989)
					$(60,073)	$(25,365)	$(34,708)
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Reverse repurchase agreements outstanding at July 31, 2021:
Broker	Interest Rate	Trade Date	Cost	Maturity Date	Value at July 31, 2021
Barclays Capital Inc.	0.090%	07/27/21	$90,201,375	10/26/21	$90,201,375
BNP Paribas SA	0.090%	07/27/21	90,579,825	10/26/21	90,579,825
			$180,781,200		$180,781,200
The aggregate value of Reverse Repurchase Agreements is $180,781,200. An U.S. Treasury Obligations with a market value of $181,175,790 has been segregated as collateral to cover the requirement for the reverse repurchase agreements outstanding as of July 31, 2021.

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).